UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 01/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•   iShares Russell Mid-Cap Index Fund

•   iShares Russell Small/Mid-Cap Index Fund

•   iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2022, the Fund’s Institutional Shares returned (3.06)%, Investor A Shares returned (3.20)%, and Class K Shares returned (3.03)%. The benchmark Russell MidCap® Index (the “Index”) returned (3.06)% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2021, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings reports. The positive return in markets came despite the increase in COVID-19 Delta variant cases in the United States. The Fed announcement in August was in line with expectations, as Fed Chair Jerome Powell suggested that tapering may start before year end during his Jackson Hole speech.

The positive sentiment of July and August was offset in September amid concerns regarding potential contagion from the unfolding debt crisis at Chinese property developer, Evergrande. Concerns that higher inflation and supply chain issues would last longer than expected also weighed down on the market. Lastly, the continuing disagreement in Washington D.C. regarding the debt ceiling and the infrastructure bill dampened U.S. equity performance. However, Congress passed a bill, toward the end of the third quarter, extending government funding until December 3, 2021.

Following a strong earnings season in the fourth quarter of 2021 that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the concerns about higher inflation rates weighed down on U.S. market performance in November. However, preliminary data showed that the coronavirus vaccine was effective against the Omicron variant, and the Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported market performance over the fourth quarter.

The Fed’s stance on monetary policy was at the forefront of market discussions over the fourth quarter of 2021. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to Spring 2022.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	(3.06)%	13.80%	12.72%	10.85%
Investor A	(3.20)	13.48	12.44	10.58
Class K	(3.03)	13.81	12.77	10.92
Russell Midcap® Index(d)	(3.06)	13.85	12.81	10.89

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)	The Fund commenced operations on May 13, 2015.
(d)

An index that measures the performance of approximately 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022 (continued)	iShares Russell Mid-Cap Index Fund

Expense Example

	Actual				Hypothetical

	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$969.40	$0.40		$1,000.00	$1,024.80	$0.41		0.08%
Investor A	1,000.00	968.00	1.74		1,000.00	1,023.44	1.79		0.35
Class K	1,000.00	969.70	0.20		1,000.00	1,025.00	0.20		0.04

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	18%
Industrials	15
Financials	13
Consumer Discretionary	12
Health Care	10
Real Estate	8
Materials	6
Utilities	5
Energy	5
Consumer Staples	4
Communication Services	3
Investment Companies	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(2)

(a)   For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2022, the Fund’s Institutional Shares returned (5.72)%, Investor A Shares returned (5.84)%, and Class K Shares returned (5.70)%. The benchmark Russell 2500TM Index (the “Index”) returned (5.72)% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2021, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings reports. The positive return in markets came despite the increase in COVID-19 Delta variant cases in the United States. The Fed announcement in August was in line with expectations, as Fed Chair Jerome Powell suggested that tapering may start before year end during his Jackson Hole speech.

The positive sentiment of July and August was offset in September amid concerns regarding potential contagion from the unfolding debt crisis at Chinese property developer, Evergrande. Concerns that higher inflation and supply chain issues would last longer than expected also weighed down on the market. Lastly, the continuing disagreement in Washington D.C. regarding the debt ceiling and the infrastructure bill dampened U.S. equity performance. However, Congress passed a bill, toward the end of the third quarter, extending government funding until December 3, 2021.

Following a strong earnings season in the fourth quarter of 2021 that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the concerns about higher inflation rates weighed down on U.S. market performance in November. However, preliminary data showed that the coronavirus vaccine was effective against the Omicron variant, and the Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported market performance over the fourth quarter.

The Fed’s stance on monetary policy was at the forefront of market discussions over the fourth quarter of 2021. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to Spring 2022.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	(5.72)%	5.61%	11.42%	10.75%
Investor A	(5.84)	5.38	11.15	10.50
Class K	(5.70)	5.65	11.46	10.80
Russell 2500™ Index(d)	(5.72)	5.75	11.49	10.76

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.

(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	The Fund commenced operations on August 13, 2015.

(d)

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022 (continued)	iShares Russell Small/Mid-Cap Index Fund

Expense Example

		Actual				Hypothetical

	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$942.80	$0.59		$1,000.00	$1,024.60	$0.61		0.12%
Investor A	1,000.00	941.60	1.71		1,000.00	1,023.44	1.79		0.35
Class K	1,000.00	943.00	0.34		1,000.00	1,024.85	0.36		0.07

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Industrials	16%
Information Technology	16
Financials	15
Health Care	13
Consumer Discretionary	12
Real Estate	9
Materials	6
Energy	4
Consumer Staples	3
Utilities	3
Communication Services	3
Short-Term Securities	5
Liabilities in Excess of Other Assets	(5)

(a)   For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2022, the Fund’s Institutional Shares returned 0.95%, Investor A Shares returned 0.84%, and Class K Shares returned 0.98%. The benchmark Russell 3000® Index (the “Index”) returned 1.03% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2021, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings reports. The positive return in markets came despite the increase in COVID-19 Delta variant cases in the United States. The Fed announcement in August was in line with expectations, as Fed Chair Jerome Powell suggested that tapering may start before year end during his Jackson Hole speech.

The positive sentiment of July and August was offset in September amid concerns regarding potential contagion from the unfolding debt crisis at Chinese property developer, Evergrande. Concerns that higher inflation and supply chain issues would last longer than expected also weighed down on the market. Lastly, the continuing disagreement in Washington D.C. regarding the debt ceiling and the infrastructure bill dampened U.S. equity performance. However, Congress passed a bill, toward the end of the third quarter, extending government funding until December 3, 2021.

Following a strong earnings season in the fourth quarter of 2021 that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the concerns about higher inflation rates weighed down on U.S. market performance in November. However, preliminary data showed that the coronavirus vaccine was effective against the Omicron variant, and the Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported market performance over the fourth quarter.

The Fed’s stance on monetary policy was at the forefront of market discussions over the fourth quarter of 2021. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to Spring 2022.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	0.95%	18.70%	16.01%	14.25%
Investor A	0.84	18.41	15.74	13.98
Class K	0.98	18.75	16.06	14.30
Russell 3000® Index(d)	1.03	18.80	16.11	14.31

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the 3,000 largest U.S. companies representing 98% of the investable U.S. equity market.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022 (continued)	iShares Total U.S. Stock Market Index Fund

Expense Example

		Actual				Hypothetical

	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,009.50	$0.41		$1,000.00	$1,024.80	$0.41		0.08%
Investor A	1,000.00	1,008.40	1.52		1,000.00	1,023.69	1.53		0.30
Class K	1,000.00	1,009.80	0.15		1,000.00	1,025.05	0.15		0.03

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	6%
Microsoft Corp.	5
Amazon.com, Inc.	3
Alphabet, Inc., Class A	2
Alphabet, Inc., Class C	2
Tesla, Inc.	2
Meta Platforms, Inc., Class A.	1
NVIDIA Corp.	1
Berkshire Hathaway, Inc., Class B	1
Johnson & Johnson	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	27%
Health Care	13
Financials	12
Consumer Discretionary	12
Communication Services	9
Industrials	9
Consumer Staples	6
Real Estate	3
Energy	3
Utilities	3
Materials	2
Investment Companies	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(a)	10,679	$1,494,313
BWX Technologies, Inc.	15,247	678,644
Curtiss-Wright Corp.	6,420	852,512
HEICO Corp.	7,131	972,597
HEICO Corp., Class A	12,952	1,420,834
Hexcel Corp.(a)	13,896	724,954
Howmet Aerospace, Inc.	64,137	1,994,019
Huntington Ingalls Industries, Inc.	6,381	1,194,523
Mercury Systems, Inc.(a)(b)	9,362	532,885
Spirit AeroSystems Holdings, Inc., Class A	17,079	748,573
Textron, Inc.	36,314	2,471,531
TransDigm Group, Inc.(a)	8,458	5,211,735
Virgin Galactic Holdings Inc.(a)(b)	27,358	251,694
Woodward, Inc.	9,415	1,038,192

		19,587,006

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	21,169	2,215,336
Expeditors International of Washington, Inc.	27,411	3,138,011
GXO Logistics, Inc.(a)	15,992	1,298,710

		6,652,057

Airlines(a) — 0.8%
Alaska Air Group, Inc.	19,987	1,094,088
American Airlines Group, Inc.	103,629	1,706,770
Copa Holdings SA, Class A	5,465	456,765
Delta Air Lines, Inc.	104,577	4,150,661
JetBlue Airways Corp.	50,593	740,175
Southwest Airlines Co.	96,670	4,326,949
United Airlines Holdings, Inc.	52,894	2,268,095

		14,743,503

Auto Components — 0.6%
Aptiv PLC(a)	43,957	6,003,647
BorgWarner, Inc.	38,967	1,708,703
Gentex Corp.	38,560	1,210,784
Lear Corp.	9,964	1,667,177
QuantumScape Corp.(a)(b)	38,845	648,323

		11,238,634

Automobiles — 0.1%
Harley-Davidson, Inc.	24,660	852,496
Thor Industries, Inc.	8,467	800,894

		1,653,390

Banks — 3.5%
Bank of Hawaii Corp.	6,573	565,738
Bank OZK	19,674	921,727
BOK Financial Corp.	4,776	489,779
Citizens Financial Group, Inc.	69,805	3,592,863
Comerica, Inc.	21,675	2,011,006
Commerce Bancshares, Inc.	18,201	1,254,231
Cullen/Frost Bankers, Inc.	9,284	1,309,137
East West Bancorp, Inc.	22,951	1,981,589
Fifth Third Bancorp	111,046	4,955,983
First Citizens BancShares, Inc., Class A	1,993	1,552,706
First Hawaiian, Inc.	21,373	605,925
First Horizon Corp.	87,500	1,497,125
First Republic Bank	29,200	5,068,828
FNB Corp.	55,934	722,667
Huntington Bancshares, Inc.	234,044	3,524,703
KeyCorp.	152,046	3,810,273
M&T Bank Corp.	20,917	3,542,921

Security	Shares	Value

Banks (continued)
PacWest Bancorp	18,944	$879,570
People’s United Financial, Inc.	69,660	1,350,011
Pinnacle Financial Partners, Inc.	12,211	1,180,926
Popular, Inc.	13,225	1,179,273
Prosperity Bancshares, Inc.	14,226	1,042,055
Regions Financial Corp.	157,343	3,609,448
Signature Bank	9,684	2,950,037
Sterling Bancorp	31,169	819,433
SVB Financial Group(a)	9,270	5,412,753
Synovus Financial Corp.	24,060	1,197,226
Umpqua Holdings Corp.	35,906	728,174
Webster Financial Corp.	14,548	826,472
Western Alliance Bancorp	16,650	1,651,513
Wintrust Financial Corp.	9,180	900,283
Zions Bancorp NA	25,295	1,715,507

		62,849,882

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,537	646,816
Brown-Forman Corp., Class A	7,670	480,449
Brown-Forman Corp., Class B	30,008	2,023,439
Molson Coors Beverage Co., Class B	29,153	1,389,432

		4,540,136

Biotechnology(a) — 1.4%
Alnylam Pharmaceuticals, Inc.	19,436	2,674,394
BioMarin Pharmaceutical, Inc.	29,869	2,647,289
CureVac NV	8,713	168,248
Exact Sciences Corp.(b)	28,199	2,153,276
Exelixis, Inc.	50,206	908,729
Horizon Therapeutics PLC	35,656	3,327,774
Incyte Corp.	30,790	2,288,621
Ionis Pharmaceuticals, Inc.	22,505	715,659
Iovance Biotherapeutics, Inc.	25,602	426,273
Mirati Therapeutics, Inc.	6,638	791,913
Natera, Inc.	13,652	964,514
Neurocrine Biosciences, Inc.	14,955	1,181,744
Novavax, Inc.	12,026	1,126,836
Sage Therapeutics, Inc.	9,085	358,131
Sarepta Therapeutics, Inc.	13,530	968,342
Seagen, Inc.	21,846	2,938,505
Ultragenyx Pharmaceutical, Inc.	10,247	716,573
United Therapeutics Corp.	7,068	1,426,817

		25,783,638

Building Products — 1.8%
A O Smith Corp.	21,376	1,633,554
Advanced Drainage Systems, Inc.	9,676	1,094,259
Allegion PLC	14,458	1,774,430
Armstrong World Industries, Inc.	7,766	768,989
AZEK Co., Inc.(a)	19,091	630,576
Builders FirstSource, Inc.(a)	30,828	2,095,996
Carlisle Cos., Inc.	8,331	1,861,479
Carrier Global Corp.	142,307	6,785,198
Fortune Brands Home & Security, Inc.	22,471	2,116,094
Lennox International, Inc.	5,384	1,527,010
Masco Corp.	39,484	2,500,522
Owens Corning	16,518	1,465,146
Trane Technologies PLC	39,061	6,761,459
Trex Co., Inc.(a)	19,108	1,747,809

		32,762,521

Capital Markets — 3.8%
Affiliated Managers Group, Inc.	6,800	994,228
Ameriprise Financial, Inc.	18,320	5,574,959

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ares Management Corp., Class A	23,287	$1,856,440
Carlyle Group, Inc.	26,102	1,332,507
Cboe Global Markets, Inc.	17,464	2,070,008
Evercore, Inc., Class A	6,470	807,585
FactSet Research Systems, Inc.	6,237	2,631,328
Franklin Resources, Inc.	47,604	1,521,900
Interactive Brokers Group, Inc., Class A	13,502	920,701
Invesco Ltd.	56,365	1,277,231
Janus Henderson Group PLC	28,162	1,039,178
Jefferies Financial Group, Inc.	36,049	1,320,835
KKR & Co., Inc.	91,032	6,477,837
Lazard Ltd., Class A	16,628	725,646
LPL Financial Holdings, Inc.	13,155	2,266,870
MarketAxess Holdings, Inc.	6,143	2,116,141
Morningstar, Inc.	3,840	1,103,654
MSCI, Inc.	13,139	7,044,081
Nasdaq, Inc.	19,108	3,424,345
Northern Trust Corp.	33,602	3,919,337
Raymond James Financial, Inc.	30,248	3,202,356
SEI Investments Co.	17,903	1,049,295
State Street Corp.	59,533	5,625,868
Stifel Financial Corp.	16,662	1,247,984
T. Rowe Price Group, Inc.	36,930	5,703,100
Tradeweb Markets, Inc., Class A	17,288	1,465,504
Virtu Financial, Inc., Class A	13,809	427,112

		67,146,030

Chemicals — 2.7%
Albemarle Corp.	18,932	4,179,050
Ashland Global Holdings, Inc.	8,871	851,971
Axalta Coating Systems Ltd.(a)	33,525	992,675
Celanese Corp.	17,834	2,776,932
CF Industries Holdings, Inc.	34,541	2,378,839
Chemours Co.	26,376	862,759
Corteva, Inc.	118,931	5,718,202
Diversey Holdings Ltd.(a)	12,215	134,365
Eastman Chemical Co.	22,070	2,624,785
Element Solutions, Inc.	36,933	828,777
FMC Corp.	20,785	2,294,040
Huntsman Corp.	34,025	1,219,116
International Flavors & Fragrances, Inc.	41,827	5,517,818
LyondellBasell Industries NV, Class A	43,025	4,161,808
Mosaic Co.	60,240	2,406,588
NewMarket Corp.	1,062	359,030
Olin Corp.	23,635	1,197,585
PPG Industries, Inc.	38,773	6,056,343
RPM International, Inc.	20,660	1,830,683
Scotts Miracle-Gro Co.	6,734	1,018,181
Valvoline, Inc.	28,994	955,062
Westlake Chemical Corp.	5,651	557,471

		48,922,080

Commercial Services & Supplies — 1.1%
ADT, Inc.	29,339	222,683
Cintas Corp.	14,265	5,585,175
Clean Harbors, Inc.(a)	8,312	769,276
Copart, Inc.(a)	34,142	4,412,854
Driven Brands Holdings, Inc.(a)	9,210	260,183
IAA, Inc.(a)	22,651	1,040,360
MSA Safety, Inc.	5,806	797,744

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	34,382	$4,389,206
Rollins, Inc.	36,246	1,118,189
Stericycle, Inc.(a)	15,453	907,709

		19,503,379

Communications Equipment — 1.1%
Arista Networks, Inc.(a)	39,562	4,917,952
Ciena Corp.(a)	24,848	1,647,671
CommScope Holding Co., Inc.(a)	32,992	309,795
F5, Inc.(a)	9,842	2,043,396
Juniper Networks, Inc.	52,911	1,842,361
Lumentum Holdings, Inc.(a)(b)	12,015	1,219,282
Motorola Solutions, Inc.	27,209	6,310,856
Ubiquiti, Inc.	1,160	336,447
ViaSat, Inc.(a)(b)	10,869	478,453

		19,106,213

Construction & Engineering — 0.3%
AECOM	21,965	1,518,440
MasTec, Inc.(a)	8,911	767,504
Quanta Services, Inc.	23,026	2,365,231
Valmont Industries, Inc.	3,382	734,672

		5,385,847

Construction Materials — 0.5%
Eagle Materials, Inc.	6,686	975,153
Martin Marietta Materials, Inc.	10,175	3,959,296
Vulcan Materials Co.	21,577	4,106,319

		9,040,768

Consumer Finance — 0.9%
Ally Financial, Inc.	56,187	2,681,244
Credit Acceptance Corp.(a)	1,287	694,414
Discover Financial Services	48,080	5,565,260
OneMain Holdings, Inc.	18,889	975,806
SLM Corp.	46,462	852,113
Synchrony Financial	89,345	3,805,203
Upstart Holdings Inc(a)	7,447	811,797

		15,385,837

Containers & Packaging — 1.5%
Amcor PLC	251,590	3,021,596
AptarGroup, Inc.	10,871	1,275,168
Ardagh Metal Packaging SA(a)	15,123	145,634
Avery Dennison Corp.	13,600	2,793,712
Ball Corp.	51,666	5,016,769
Berry Global Group, Inc.(a)	21,837	1,472,251
Crown Holdings, Inc.	20,148	2,304,931
Graphic Packaging Holding Co.	46,221	874,039
International Paper Co.	63,697	3,073,380
Packaging Corp. of America	15,509	2,336,121
Sealed Air Corp.	24,368	1,655,075
Silgan Holdings, Inc.	14,237	637,533
Sonoco Products Co.	15,944	903,068
Westrock Co.	43,027	1,986,126

		27,495,403

Distributors — 0.5%
Genuine Parts Co.	22,952	3,057,895

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.	44,615	$2,448,917
Pool Corp.	6,340	3,019,425

		8,526,237

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)	9,756	1,252,768
Chegg, Inc.(a)	23,970	634,486
frontdoor, Inc.(a)	13,908	504,860
Grand Canyon Education, Inc.(a)	6,305	527,603
H&R Block, Inc.	27,824	636,057
Mister Car Wash, Inc.(a)	12,207	209,960
Service Corp. International	25,924	1,600,029
Terminix Global Holdings, Inc.(a)	20,092	866,769

		6,232,532

Diversified Financial Services — 0.4%
Apollo Global Management, Inc.(a)	60,101	4,207,070
Equitable Holdings, Inc.	59,801	2,011,706
Voya Financial, Inc.	17,204	1,169,184

		7,387,960

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	166,960	2,063,626

Electric Utilities — 2.3%
Alliant Energy Corp.	40,775	2,440,792
Avangrid, Inc.	9,451	441,551
Edison International	60,730	3,813,237
Entergy Corp.	32,658	3,650,185
Evergy, Inc.	37,380	2,428,205
Eversource Energy	56,408	5,047,952
FirstEnergy Corp.	88,572	3,716,481
Hawaiian Electric Industries, Inc.	17,441	741,243
IDACORP, Inc.	8,202	904,024
NRG Energy, Inc.	40,500	1,617,165
OGE Energy Corp.	32,898	1,247,492
PG&E Corp.(a)	248,308	3,175,859
Pinnacle West Capital Corp.	18,094	1,259,523
PPL Corp.	123,196	3,656,457
Xcel Energy, Inc.	88,117	6,138,230

		40,278,396

Electrical Equipment — 1.4%
Acuity Brands, Inc.	5,636	1,079,463
AMETEK, Inc.	37,683	5,153,904
ChargePoint Holdings, Inc.(a)(b)	35,585	492,852
Fluence Energy, Inc.(a)	5,398	100,943
Generac Holdings, Inc.(a)	9,973	2,816,176
Hubbell, Inc.	8,821	1,652,085
nVent Electric PLC	26,577	919,298
Plug Power, Inc.(a)(b)	84,678	1,851,908
Regal Rexnord Corp.	11,069	1,754,215
Rockwell Automation, Inc.	19,060	5,512,533
Sensata Technologies Holding PLC(a)	24,993	1,433,599
Shoals Technologies Group, Inc., Class A(a)	15,583	262,729
Sunrun, Inc.(a)	32,932	853,927
Vertiv Holdings Co.	53,514	1,116,302

		24,999,934

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	95,567	7,606,178
Arrow Electronics, Inc.(a)	11,305	1,401,820
Avnet, Inc.	16,264	656,415
CDW Corp.	22,096	4,177,249
Cognex Corp.	28,078	1,866,064

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coherent, Inc.(a)	3,890	$1,005,487
Corning, Inc.	124,469	5,232,677
IPG Photonics Corp.(a)	5,896	910,755
Jabil, Inc.	24,123	1,483,323
Keysight Technologies, Inc.(a)	30,385	5,129,596
Littelfuse, Inc.	3,951	1,066,651
National Instruments Corp.	22,177	914,136
SYNNEX Corp.	6,830	714,213
Teledyne Technologies, Inc.(a)	7,517	3,167,889
Trimble, Inc.(a)	41,473	2,992,692
Vontier Corp.	28,593	803,749
Zebra Technologies Corp., Class A(a)	8,659	4,408,470

		43,537,364

Energy Equipment & Services — 0.5%
Baker Hughes Co.	120,722	3,312,612
Halliburton Co.	145,295	4,466,368
NOV, Inc.	65,193	1,070,469

		8,849,449

Entertainment — 1.0%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	211,912
Liberty Media Corp.-Liberty Formula One, Class C(a)	32,618	1,964,582
Live Nation Entertainment, Inc.(a)	22,552	2,469,670
Madison Square Garden Sports Corp.(a)	3,130	519,799
Playtika Holding Corp.(a)	15,896	270,709
Roku, Inc.(a)(b)	19,360	3,176,008
Skillz, Inc.(a)(b)	48,329	232,462
Spotify Technology SA(a)	22,431	4,402,308
Take-Two Interactive Software, Inc.(a)	18,768	3,065,565
World Wrestling Entertainment, Inc., Class A	6,782	338,693
Zynga, Inc., Class A(a)(b)	169,172	1,534,390

		18,186,098

Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities, Inc.	25,088	4,888,146
American Campus Communities, Inc.	21,939	1,146,532
American Homes 4 Rent, Class A	46,264	1,810,310
Americold Realty Trust	43,476	1,236,892
Apartment Income REIT Corp.	25,391	1,341,153
AvalonBay Communities, Inc.	22,841	5,578,457
Boston Properties, Inc.	25,606	2,869,921
Brixmor Property Group, Inc.	48,818	1,238,025
Camden Property Trust	16,036	2,567,203
Cousins Properties, Inc.	24,929	961,262
CubeSmart	35,057	1,778,792
CyrusOne, Inc.	20,832	1,871,755
Douglas Emmett, Inc.	27,074	845,250
Duke Realty Corp.	62,221	3,595,129
EPR Properties	12,506	549,889
Equity LifeStyle Properties, Inc.	28,909	2,263,286
Equity Residential	60,437	5,362,575
Essex Property Trust, Inc.	10,550	3,507,875
Extra Space Storage, Inc.	21,457	4,252,563
Federal Realty Investment Trust(a)	12,713	1,620,780
First Industrial Realty Trust, Inc.	21,091	1,281,911
Gaming and Leisure Properties, Inc.	37,205	1,680,922
Healthcare Trust of America, Inc., Class A	34,896	1,135,865
Healthpeak Properties, Inc.	88,204	3,119,776
Highwoods Properties, Inc.	16,631	717,129
Host Hotels & Resorts, Inc.(a)	116,075	2,012,741
Hudson Pacific Properties, Inc.	25,436	601,053
Invitation Homes, Inc.	97,443	4,090,657
Iron Mountain, Inc.	47,035	2,159,847

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	20,448	$560,275
Kilroy Realty Corp.	19,272	1,233,408
Kimco Realty Corp.	95,528	2,317,509
Lamar Advertising Co., Class A	13,856	1,534,691
Life Storage, Inc.	13,339	1,800,098
Medical Properties Trust, Inc.	95,747	2,179,202
Mid-America Apartment Communities, Inc.	18,877	3,901,498
National Retail Properties, Inc.	28,385	1,259,726
Omega Healthcare Investors, Inc.	39,194	1,233,827
Orion Office REIT, Inc.(a)	8,648	143,903
Park Hotels & Resorts, Inc.(a)	37,917	690,089
Rayonier, Inc.	23,023	841,260
Realty Income Corp.	92,554	6,424,173
Regency Centers Corp.	27,279	1,957,268
Rexford Industrial Realty, Inc.	24,868	1,819,592
SBA Communications Corp.	17,726	5,768,750
Simon Property Group, Inc.	53,511	7,876,819
SL Green Realty Corp.(a)	10,522	763,055
Spirit Realty Capital, Inc.	20,707	982,754
STORE Capital Corp.	40,742	1,291,929
Sun Communities, Inc.	18,798	3,552,070
UDR, Inc.	50,141	2,850,014
Ventas, Inc.	65,438	3,469,523
VICI Properties, Inc.	101,894	2,916,206
Vornado Realty Trust	28,353	1,162,757
Welltower, Inc.	71,141	6,162,945
Weyerhaeuser Co.	123,148	4,978,874
WP Carey, Inc.	31,122	2,415,067

		138,172,978

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc., Class A.	24,940	702,061
Casey’s General Stores, Inc.	6,129	1,151,088
Grocery Outlet Holding Corp.(a)	14,816	376,030
Kroger Co.	121,116	5,279,446
US Foods Holding Corp.(a)(b)	36,151	1,274,684

		8,783,309

Food Products — 2.3%
Archer-Daniels-Midland Co.	91,125	6,834,375
Beyond Meat, Inc.(a)(b)	9,830	640,228
Bunge Ltd.	22,185	2,193,209
Campbell Soup Co.	31,320	1,381,838
Conagra Brands, Inc.	77,207	2,683,715
Darling Ingredients, Inc.(a)	26,203	1,670,965
Flowers Foods, Inc.	29,817	838,752
Freshpet, Inc.(a)	6,958	647,303
Hain Celestial Group, Inc.(a)(b)	14,992	547,658
Hershey Co.	23,944	4,718,644
Hormel Foods Corp.	46,553	2,209,871
Ingredion, Inc.	10,669	1,010,354
J.M. Smucker Co.	16,990	2,388,454
Kellogg Co.	41,431	2,610,153
Lamb Weston Holdings, Inc.	24,051	1,544,315
McCormick & Co., Inc.	40,551	4,067,671
Pilgrim’s Pride Corp.(a)	7,712	215,705
Post Holdings, Inc.(a)	9,586	1,014,391
Seaboard Corp.	39	148,980
Tyson Foods, Inc., Class A	46,888	4,261,650

		41,628,231

Security	Shares	Value

Gas Utilities — 0.3%
Atmos Energy Corp.	21,196	$2,272,635
National Fuel Gas Co.	14,201	862,427
UGI Corp.	33,677	1,527,252

		4,662,314

Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc.(a)	7,256	2,146,833
Cooper Cos., Inc.	7,942	3,163,299
DENTSPLY SIRONA, Inc.	35,946	1,920,235
DexCom, Inc.(a)	15,799	6,801,153
Envista Holdings Corp.(a)	26,669	1,153,168
Figs, Inc., Class A(a)	15,704	353,026
Globus Medical, Inc., Class A(a)	12,794	853,744
Hologic, Inc.(a)	41,054	2,883,633
ICU Medical, Inc.(a)	3,184	679,338
IDEXX Laboratories, Inc.(a)	13,848	7,025,090
Insulet Corp.(a)	10,828	2,685,344
Integra LifeSciences Holdings Corp.(a)	11,493	744,057
Masimo Corp.(a)	8,221	1,807,551
Novocure Ltd.(a)	16,619	1,140,894
Penumbra, Inc.(a)	5,554	1,255,260
Quidel Corp.(a)	6,032	623,467
ResMed, Inc.	23,631	5,402,047
STERIS PLC	13,890	3,116,916
Tandem Diabetes Care, Inc.(a)	9,960	1,176,376
Teleflex, Inc.	7,571	2,348,448
Zimmer Biomet Holdings, Inc.	34,162	4,202,609

		51,482,488

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	14,886	783,748
Agilon Health, Inc.(a)	26,536	439,967
Amedisys, Inc.(a)	5,277	712,923
AmerisourceBergen Corp.	24,157	3,290,183
Cardinal Health, Inc.	46,170	2,380,987
Chemed Corp.	2,451	1,149,298
DaVita, Inc.(a)	10,796	1,169,963
Encompass Health Corp.	15,745	976,820
Guardant Health, Inc.(a)	14,951	1,039,842
Henry Schein, Inc.(a)	22,918	1,725,725
Laboratory Corp. of America Holdings(a)	15,769	4,279,076
McKesson Corp.	25,031	6,425,958
Molina Healthcare, Inc.(a)	9,266	2,691,588
Oak Street Health, Inc.(a)	16,651	289,394
Premier, Inc., Class A	19,490	744,908
Quest Diagnostics, Inc.	19,944	2,692,839
Signify Health, Inc., Class A(a)(b)	9,646	128,581
Universal Health Services, Inc., Class B	11,707	1,522,612

		32,444,412

Health Care Technology — 0.7%
Cerner Corp.	48,123	4,388,818
Certara, Inc.(a)(b)	16,718	446,872
Change Healthcare, Inc.(a)	42,111	828,744
Definitive Healthcare Corp.(a)	2,100	45,948
Teladoc Health, Inc.(a)	25,011	1,918,594
Veeva Systems, Inc., Class A(a)	22,358	5,288,561

		12,917,537

Hotels, Restaurants & Leisure — 3.4%
Aramark	38,384	1,316,187
Boyd Gaming Corp.(a)	13,831	822,391
Caesars Entertainment, Inc.(a)	33,514	2,551,756

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.(a)	139,871	$2,770,845
Chipotle Mexican Grill, Inc.(a)	4,597	6,829,211
Choice Hotels International, Inc.	5,630	807,342
Churchill Downs, Inc.	5,933	1,247,710
Darden Restaurants, Inc.	21,374	2,989,581
Domino’s Pizza, Inc.	5,867	2,667,432
DraftKings, Inc., Class A(a)	49,832	1,100,789
Expedia Group, Inc.(a)	23,614	4,328,210
Hilton Worldwide Holdings, Inc.(a)	44,988	6,528,209
Hyatt Hotels Corp., Class A(a)	7,958	729,032
Marriott Vacations Worldwide Corp.	6,823	1,107,919
MGM Resorts International	63,273	2,703,023
Norwegian Cruise Line Holdings Ltd.(a)	61,621	1,283,565
Penn National Gaming, Inc.(a)	26,949	1,229,144
Planet Fitness, Inc., Class A(a)	13,643	1,209,316
Royal Caribbean Cruises Ltd.(a)	35,982	2,799,759
Six Flags Entertainment Corp.(a)	12,574	496,547
Travel + Leisure Co.	13,632	774,298
Vail Resorts, Inc.	6,599	1,828,583
Wendy’s Co.	29,872	687,952
Wyndham Hotels & Resorts, Inc.	15,122	1,269,492
Wynn Resorts Ltd.(a)	17,779	1,519,216
Yum China Holdings, Inc.	69,744	3,359,568
Yum! Brands, Inc.	48,038	6,012,916

		60,969,993

Household Durables — 1.5%
D.R. Horton, Inc.	53,455	4,769,255
Garmin Ltd.	24,749	3,079,271
Leggett & Platt, Inc.	22,443	894,354
Lennar Corp., B Shares	2,401	193,833
Lennar Corp., Class A	43,938	4,222,881
Mohawk Industries, Inc.(a)	8,953	1,413,410
Newell Brands, Inc.	62,731	1,455,987
NVR, Inc.(a)	519	2,764,827
PulteGroup, Inc.	40,989	2,159,710
Tempur Sealy International, Inc.	29,567	1,177,062
Toll Brothers, Inc.	17,762	1,047,425
TopBuild Corp.(a)	5,350	1,244,678
Whirlpool Corp.	9,628	2,023,709

		26,446,402

Household Products — 0.5%
Church & Dwight Co., Inc.	40,340	4,140,901
Clorox Co.	19,994	3,356,193
Reynolds Consumer Products Inc.	9,250	279,997
Spectrum Brands Holdings, Inc.	6,818	609,393

		8,386,484

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	107,186	2,377,385
Brookfield Renewable Corp., Class A	21,772	745,038
Vistra Corp.	78,680	1,716,011

		4,838,434

Insurance — 3.9%
Aflac, Inc.	106,972	6,719,981
Alleghany Corp.(a)	2,243	1,489,352
American Financial Group, Inc.	11,228	1,462,784
Arch Capital Group Ltd.(a)	60,793	2,815,932
Arthur J. Gallagher & Co.	33,597	5,306,310
Assurant, Inc.	9,322	1,421,698
Assured Guaranty Ltd.	11,257	599,885
Axis Capital Holdings Ltd.	12,404	706,780

Security	Shares	Value

Insurance (continued)
Brighthouse Financial, Inc.(a)	13,159	$716,508
Brown & Brown, Inc.	38,113	2,526,130
Cincinnati Financial Corp.	24,526	2,889,899
CNA Financial Corp.	4,144	190,251
Erie Indemnity Co., Class A	4,030	741,923
Everest Re Group Ltd.	6,287	1,781,736
Fidelity National Financial, Inc.	44,273	2,229,145
First American Financial Corp.	17,033	1,269,129
Globe Life, Inc.	16,154	1,652,554
GoHealth, Inc., Class A(a)	5,606	15,473
Hanover Insurance Group, Inc.	5,874	810,377
Hartford Financial Services Group, Inc.	55,394	3,981,167
Kemper Corp.	10,339	620,133
Lemonade, Inc.(a)(b)	6,384	203,841
Lincoln National Corp.	29,859	2,089,533
Loews Corp.	34,646	2,066,980
Markel Corp.(a)	2,215	2,730,519
Mercury General Corp.	4,206	229,900
Old Republic International Corp.	44,814	1,148,583
Primerica, Inc.	6,247	964,162
Principal Financial Group, Inc.	42,841	3,129,963
Prudential Financial, Inc.	61,924	6,908,861
Reinsurance Group of America, Inc.	11,191	1,285,062
RenaissanceRe Holdings Ltd.	7,566	1,189,148
Unum Group	32,729	830,662
W.R. Berkley Corp.	22,476	1,899,222
White Mountains Insurance Group Ltd.	460	478,842
Willis Towers Watson PLC	20,211	4,728,566

		69,830,991

Interactive Media & Services(a) — 0.9%
IAC/InterActiveCorp	12,530	1,710,846
Match Group, Inc.	46,402	5,229,505
Pinterest, Inc., Class A	91,824	2,714,317
TripAdvisor, Inc.	17,397	472,329
Twitter, Inc.	127,066	4,766,246
Vimeo, Inc.	22,003	322,344

		15,215,587

Internet & Direct Marketing Retail — 0.5%
DoorDash, Inc., Class A(a)	24,137	2,739,308
Etsy, Inc.(a)	20,691	3,250,142
Qurate Retail, Inc., Series A	58,450	410,904
Wayfair, Inc., Class A(a)(b)	12,452	1,941,516

		8,341,870

IT Services — 3.3%
Akamai Technologies, Inc.(a)	26,195	3,000,637
Alliance Data Systems Corp.	7,563	522,150
Amdocs Ltd.	21,358	1,620,859
Broadridge Financial Solutions, Inc.	18,977	3,021,518
Cloudflare, Inc., Class A(a)	42,008	4,049,571
Concentrix Corp.	6,864	1,379,595
DXC Technology Co.(a)	41,537	1,249,433
EPAM Systems, Inc.(a)	8,859	4,218,124
Euronet Worldwide, Inc.(a)(b)	8,505	1,138,734
Fastly, Inc., Class A(a)	16,704	478,737
FleetCor Technologies, Inc.(a)	12,866	3,065,453
Gartner, Inc.(a)	13,089	3,846,726
Genpact Ltd.	30,430	1,513,893
Globant SA(a)	6,558	1,673,470
GoDaddy, Inc., Class A(a)	27,696	2,096,864
Jack Henry & Associates, Inc.	12,181	2,044,094
MongoDB, Inc.(a)	10,336	4,187,217

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Okta, Inc.(a)(b)	20,665	$4,089,397
Paychex, Inc.	52,707	6,206,776
Paysafe Ltd.(a)	110,777	402,121
Sabre Corp.(a)	54,338	497,193
Shift4 Payments, Inc., Class A(a)(b)	7,021	370,147
SolarWinds Corp.	5,165	70,244
StoneCo Ltd., Class A(a)	35,002	545,331
Switch, Inc., Class A	18,908	484,612
Thoughtworks Holding, Inc.(a)	6,753	144,649
VeriSign, Inc.(a)	15,928	3,459,243
Western Union Co.	65,697	1,242,330
WEX, Inc.(a)	7,242	1,165,817
Wix.com Ltd.(a)	8,694	1,142,131

		58,927,066

Leisure Products — 0.4%
Brunswick Corp.	12,418	1,127,430
Hasbro, Inc.	21,106	1,951,883
Hayward Holdings, Inc.(a)	7,886	155,275
Mattel, Inc.(a)	57,103	1,194,595
Peloton Interactive, Inc., Class A(a)	44,335	1,211,676
Polaris, Inc.	9,402	1,058,571
YETI Holdings, Inc.(a)	13,905	911,890

		7,611,320

Life Sciences Tools & Services — 2.9%
10X Genomics, Inc., Class A(a)	13,984	1,346,240
Adaptive Biotechnologies Corp.(a)(b)	17,530	305,723
Agilent Technologies, Inc.	49,934	6,956,805
Avantor, Inc.(a)	98,573	3,679,730
Bio-Rad Laboratories, Inc., Class A(a)	3,446	2,066,669
Bio-Techne Corp.	6,448	2,427,092
Bruker Corp.	17,038	1,134,731
Charles River Laboratories International, Inc.(a)	8,160	2,690,842
IQVIA Holdings, Inc.(a)	31,299	7,665,125
Maravai LifeSciences Holdings, Inc., Class A(a)	17,448	504,596
Mettler-Toledo International, Inc.(a)	3,715	5,471,006
PerkinElmer, Inc.	20,646	3,554,622
QIAGEN NV(a)	36,616	1,812,126
Repligen Corp.(a)	8,802	1,745,789
Sotera Health Co.(a)	15,208	327,124
Syneos Health, Inc.(a)	16,815	1,522,766
Waters Corp.(a)	9,929	3,178,471
West Pharmaceutical Services, Inc.	11,950	4,698,979

		51,088,436

Machinery — 3.8%
AGCO Corp.	10,138	1,188,174
Allison Transmission Holdings, Inc.	17,065	648,299
Colfax Corp.(a)(b)	18,888	776,675
Crane Co.	7,960	823,940
Cummins, Inc.	23,376	5,163,291
Donaldson Co., Inc.	20,072	1,117,207
Dover Corp.	23,482	3,989,827
Flowserve Corp.	20,924	682,541
Fortive Corp.	53,497	3,773,678
Gates Industrial Corp. PLC(a)	14,586	225,645
Graco, Inc.	27,701	2,009,984
IDEX Corp.	12,506	2,694,293
Ingersoll Rand, Inc.	66,418	3,733,356
ITT, Inc.	14,678	1,349,202
Lincoln Electric Holdings, Inc.	9,361	1,196,710
Middleby Corp.(a)	8,881	1,644,761

Security	Shares	Value

Machinery (continued)
Nordson Corp.	9,574	$2,226,338
Oshkosh Corp.	11,595	1,319,627
Otis Worldwide Corp.	69,660	5,951,054
PACCAR, Inc.	55,935	5,201,396
Parker-Hannifin Corp.	21,006	6,512,070
Pentair PLC	26,715	1,701,745
Snap-on, Inc.	8,622	1,795,531
Stanley Black & Decker, Inc.	26,498	4,627,876
Timken Co.	10,207	681,828
Toro Co.	17,484	1,688,605
Westinghouse Air Brake Technologies Corp.	29,380	2,611,882
Xylem, Inc.	29,369	3,084,332

		68,419,867

Marine — 0.0%
Kirby Corp.(a)	10,077	656,819

Media — 1.5%
Altice USA, Inc., Class A(a)	33,133	477,778
Cable One, Inc.	892	1,377,899
Discovery, Inc., Class A(a)(b)	27,189	758,845
Discovery, Inc., Class C(a)	51,500	1,408,525
DISH Network Corp., Class A(a)	40,101	1,259,171
Fox Corp., Class A	51,944	2,109,446
Fox Corp., Class B	23,752	883,099
Interpublic Group of Cos., Inc.	64,231	2,282,770
Liberty Broadband Corp., Class A(a)	3,709	542,812
Liberty Broadband Corp., Class C(a)	23,131	3,432,872
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	14,775	683,344
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	27,326	1,271,479
Loyalty Ventures, Inc.(a)	3,025	88,663
New York Times Co., Class A	26,662	1,067,280
News Corp., Class A	65,650	1,460,056
News Corp., Class B	18,510	411,662
Nexstar Media Group, Inc., Class A	6,401	1,058,597
Omnicom Group, Inc.	34,524	2,601,729
Sirius XM Holdings, Inc.(b)	141,598	900,563
ViacomCBS, Inc., Class A	1,521	55,638
ViacomCBS, Inc., Class B	94,995	3,177,583

		27,309,811

Metals & Mining — 0.7%
Alcoa Corp.	30,925	1,753,757
Ardagh Group SA(a)	2,789	67,145
Cleveland-Cliffs, Inc.(a)	74,783	1,281,781
Nucor Corp.	46,783	4,743,796
Reliance Steel & Aluminum Co.	10,252	1,567,326
Royal Gold, Inc.	10,868	1,103,645
Steel Dynamics, Inc.	30,586	1,698,135
United States Steel Corp.	44,280	917,481

		13,133,066

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	87,693	1,305,749
Annaly Capital Management, Inc.	225,542	1,781,782
New Residential Investment Corp.	69,045	735,329
Starwood Property Trust, Inc.	48,191	1,192,727

		5,015,587

Multiline Retail — 0.4%
Dollar Tree, Inc.(a)	36,627	4,806,195
Kohl’s Corp.	24,865	1,484,689

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom, Inc.(a)	19,153	$430,943
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,301	493,830

		7,215,657

Multi-Utilities — 1.8%
Ameren Corp.	41,950	3,722,643
CenterPoint Energy, Inc.	97,269	2,758,549
CMS Energy Corp.	46,581	2,998,885
Consolidated Edison, Inc.	57,938	5,008,740
DTE Energy Co.	31,553	3,799,928
MDU Resources Group, Inc.	33,898	995,584
NiSource, Inc.	63,720	1,859,349
Public Service Enterprise Group, Inc.	82,777	5,507,154
WEC Energy Group, Inc.	51,646	5,011,728

		31,662,560

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	54,585	543,121
APA Corp.	59,295	1,969,187
Cheniere Energy, Inc.	38,394	4,296,289
Continental Resources, Inc.	10,802	561,056
Coterra Energy, Inc.	130,583	2,859,768
Devon Energy Corp.	110,592	5,592,637
Diamondback Energy, Inc.	29,467	3,717,557
DTE Midstream LLC(a)	15,677	810,501
EQT Corp.(a)	50,143	1,065,539
Hess Corp.	45,575	4,206,117
HollyFrontier Corp.	24,121	848,094
Marathon Oil Corp.	126,705	2,466,946
Marathon Petroleum Corp.	100,642	7,221,063
New Fortress Energy, Inc.	3,920	86,083
Occidental Petroleum Corp.	138,304	5,209,912
ONEOK, Inc.	72,980	4,428,426
Phillips 66	71,791	6,087,159
Pioneer Natural Resources Co.	35,322	7,731,632
Targa Resources Corp.	36,596	2,162,092
Texas Pacific Land Corp.	948	1,019,100
Valero Energy Corp.	66,235	5,495,518
Williams Cos., Inc.	199,545	5,974,377

		74,352,174

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	13,943	926,373
Sylvamo Corp.(a)	5,414	161,283

		1,087,656

Personal Products(a) — 0.1%
Coty, Inc., Class A	57,543	487,964
Herbalife Nutrition Ltd.	16,933	719,822
Olaplex Holdings, Inc.	12,833	280,273

		1,488,059

Pharmaceuticals — 0.8%
Catalent, Inc.(a)	28,012	2,911,287
Elanco Animal Health, Inc.(a)	73,054	1,902,326
Jazz Pharmaceuticals PLC(a)	9,801	1,361,457
Nektar Therapeutics(a)	29,190	324,593
Organon & Co.	40,944	1,306,523
Perrigo Co. PLC	22,045	839,253
Royalty Pharma PLC, Class A	53,578	2,143,656
Viatris, Inc.	197,752	2,960,347

		13,749,442

Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	21,917	1,681,691

Security	Shares	Value

Professional Services (continued)
CACI International, Inc., Class A(a)	3,820	$945,297
Clarivate PLC(a)	71,558	1,177,845
CoStar Group, Inc.(a)	63,803	4,476,419
Dun & Bradstreet Holdings, Inc.(a)	26,456	530,707
Equifax, Inc.	19,915	4,774,820
FTI Consulting, Inc.(a)	5,684	828,784
IHS Markit Ltd.	61,099	7,135,752
Jacobs Engineering Group, Inc.	21,173	2,756,301
Legalzoom.com, Inc.(a)	2,882	45,766
Leidos Holdings, Inc.	22,880	2,046,616
ManpowerGroup, Inc.	9,165	961,134
Nielsen Holdings PLC	59,809	1,127,998
Robert Half International, Inc.	17,796	2,015,575
Science Applications International Corp.	9,353	767,227
TransUnion	31,518	3,250,136
Verisk Analytics, Inc.	25,858	5,071,530

		39,593,598

Real Estate Management & Development(a) — 0.6%
CBRE Group, Inc., Class A	54,703	5,543,602
Howard Hughes Corp.	6,945	668,873
Jones Lang LaSalle, Inc.	8,229	2,063,751
Opendoor Technologies Inc.	73,300	727,869
Zillow Group, Inc., Class A	9,380	467,687
Zillow Group, Inc., Class C	27,650	1,395,772

		10,867,554

Road & Rail — 0.9%
AMERCO	1,421	865,318
JB Hunt Transport Services, Inc.	13,645	2,627,208
Knight-Swift Transportation Holdings, Inc.	26,675	1,509,271
Landstar System, Inc.	6,368	1,018,880
Lyft, Inc., Class A(a)	47,080	1,813,522
Old Dominion Freight Line, Inc.	16,774	5,064,574
Ryder System, Inc.	8,694	636,314
Schneider National, Inc., Class B	8,698	222,669
TuSimple Holdings, Inc., Class A(a)	21,074	395,348
XPO Logistics, Inc.(a)	15,512	1,026,429

		15,179,533

Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	6,143	174,338
Azenta Inc.	11,969	1,009,465
Cirrus Logic, Inc.(a)	9,215	824,190
Enphase Energy, Inc.(a)	21,670	3,043,985
Entegris, Inc.	22,062	2,643,910
First Solar, Inc.(a)	17,425	1,365,772
Globalfoundries, Inc.(a)	8,328	410,904
Marvell Technology, Inc.	134,046	9,570,884
Microchip Technology, Inc.	89,415	6,927,874
MKS Instruments, Inc.	9,165	1,423,599
Monolithic Power Systems, Inc.	7,309	2,945,015
ON Semiconductor Corp.(a)	68,971	4,069,289
Qorvo, Inc.(a)	17,945	2,463,490
Skyworks Solutions, Inc.	26,988	3,954,282
Teradyne, Inc.	26,560	3,118,941
Universal Display Corp.	7,102	1,090,228
Wolfspeed, Inc.(a)	18,608	1,753,618
Xilinx, Inc.	40,249	7,790,194

		54,579,978

Software — 7.3%
Alteryx, Inc., Class A(a)	9,477	540,852
Anaplan, Inc.(a)	23,134	1,116,910

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ANSYS, Inc.(a)	14,196	$4,826,782
Aspen Technology, Inc.(a)	10,965	1,646,504
Avalara, Inc.(a)	14,201	1,556,714
Bentley Systems, Inc., Class B	22,669	910,614
Bill.Com Holdings, Inc.(a)	14,842	2,793,413
Black Knight, Inc.(a)	24,629	1,837,323
C3.AI, Inc., Class A(a)(b)	9,432	248,439
Cadence Design Systems, Inc.(a)	44,973	6,842,192
CDK Global, Inc.	19,908	855,447
Ceridian HCM Holding, Inc.(a)	21,163	1,604,579
Citrix Systems, Inc.	20,085	2,047,465
Coupa Software, Inc.(a)	12,092	1,623,593
Crowdstrike Holdings, Inc., Class A(a)	32,138	5,805,408
Datadog, Inc., Class A(a)	41,393	6,047,931
Datto Holding Corp.(a)	3,423	85,267
DocuSign, Inc.(a)	31,440	3,954,209
Dolby Laboratories, Inc., Class A	10,785	947,462
DoubleVerify Holdings, Inc.(a)(b)	8,223	227,448
Dropbox, Inc., Class A(a)	48,584	1,202,454
Duck Creek Technologies, Inc.(a)	10,911	278,776
Dynatrace, Inc.(a)	31,801	1,744,603
Elastic NV(a)	12,298	1,146,789
Everbridge, Inc.(a)	6,037	308,611
Fair Isaac Corp.(a)	4,341	2,148,752
Five9, Inc.(a)	10,892	1,369,124
Fortinet, Inc.(a)	21,927	6,517,582
Guidewire Software, Inc.(a)	13,553	1,366,685
HubSpot, Inc.(a)	7,381	3,607,833
Informatica, Inc., Class A(a)(b)	5,316	148,423
Jamf Holding Corp.(a)(b)	9,438	312,020
Mandiant, Inc.(a)	40,248	607,342
Manhattan Associates, Inc.(a)	10,220	1,368,151
McAfee Corp., Class A	12,971	332,706
N-Able, Inc.(a)	5,165	57,641
nCino, Inc.(a)(b)	9,563	438,272
NCR Corp.(a)	20,754	789,897
New Relic, Inc.(a)	8,404	883,597
NortonLifeLock, Inc.	90,305	2,348,833
Nuance Communications, Inc.(a)	46,396	2,563,379
Nutanix, Inc., Class A(a)	35,432	968,711
Palantir Technologies, Inc., Class A(a)	270,298	3,705,786
Palo Alto Networks, Inc.(a)	15,596	8,069,370
Paycom Software, Inc.(a)	8,316	2,788,355
Paycor HCM, Inc.(a)	5,102	132,346
Paylocity Holding Corp.(a)	6,527	1,331,377
Pegasystems, Inc.	6,956	690,174
Procore Technologies, Inc.(a)	9,457	591,630
PTC, Inc.(a)	17,294	2,010,600
RingCentral, Inc., Class A(a)	13,479	2,378,909
Smartsheet, Inc., Class A(a)	20,172	1,255,102
Splunk, Inc.(a)	26,607	3,297,139
SS&C Technologies Holdings, Inc.	36,849	2,943,130
Synopsys, Inc.(a)	24,830	7,709,715
Teradata Corp.(a)	17,339	699,455
Trade Desk, Inc., Class A(a)	71,390	4,964,461
Tyler Technologies, Inc.(a)	6,579	3,117,130
Unity Software, Inc.(a)	24,562	2,582,694
Zendesk, Inc.(a)	19,511	1,922,029
Zscaler, Inc.(a)	12,946	3,328,546

		129,546,681

Security	Shares	Value

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	10,249	$2,372,746
AutoNation, Inc.(a)	6,573	716,457
AutoZone, Inc.(a)	3,427	6,807,222
Bath & Body Works, Inc.	40,170	2,252,332
Best Buy Co., Inc.	40,189	3,989,964
Burlington Stores, Inc.(a)	10,887	2,579,457
CarMax, Inc.(a)	26,572	2,954,009
Carvana Co.(a)(b)	12,914	2,092,843
Dick’s Sporting Goods, Inc.	10,243	1,182,042
Five Below, Inc.(a)	8,959	1,469,276
Floor & Decor Holdings, Inc., Class A(a)	16,886	1,835,846
Foot Locker, Inc.	14,191	634,054
GameStop Corp., Class A(a)(b)	10,180	1,108,907
Gap, Inc.	31,450	568,302
Leslie’s, Inc.(a)	20,999	437,409
Lithia Motors, Inc.	4,772	1,394,044
O’Reilly Automotive, Inc.(a)	10,903	7,106,030
Penske Automotive Group, Inc.	5,347	543,416
Petco Health & Wellness Co., Inc.(a)(b)	8,465	158,719
RH(a)(b)	2,915	1,174,220
Tractor Supply Co.	18,578	4,055,763
Ulta Beauty, Inc.(a)	8,722	3,172,540
Victoria’s Secret & Co.(a)	11,969	668,229
Vroom, Inc.(a)(b)	19,139	153,495
Williams-Sonoma, Inc.	12,134	1,947,992

		51,375,314

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	211,690	3,456,898
HP, Inc.	188,726	6,931,906
NetApp, Inc.	36,224	3,133,738
Pure Storage, Inc., Class A(a)	43,567	1,154,090
Western Digital Corp.(a)	51,379	2,658,349
Xerox Holdings Corp.	22,677	478,712

		17,813,693

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	24,534	1,473,757
Carter’s, Inc.	6,498	605,094
Columbia Sportswear Co.	6,434	597,526
Deckers Outdoor Corp.(a)	4,419	1,415,096
Hanesbrands, Inc.	58,180	936,698
Lululemon Athletica, Inc.(a)	18,589	6,204,265
PVH Corp.	11,610	1,103,066
Ralph Lauren Corp.	7,888	874,306
Skechers USA, Inc., Class A(a)	21,183	889,686
Tapestry, Inc.	45,169	1,714,163
Under Armour, Inc., Class A(a)	33,522	631,219
Under Armour, Inc., Class C(a)	33,131	529,765
VF Corp.	53,072	3,460,825

		20,435,466

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	54,763	831,302
New York Community Bancorp, Inc.	73,184	853,326
Rocket Cos., Inc., Class A	23,667	299,151
TFS Financial Corp.	6,973	121,191
UWM Holdings Corp.	14,183	73,326

		2,178,296

Trading Companies & Distributors — 1.0%
Air Lease Corp.	17,273	687,638
Core & Main, Inc., Class A(a)	9,985	240,139
Fastenal Co.	94,058	5,331,208

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	7,455	$608,626
SiteOne Landscape Supply, Inc.(a)	7,326	1,319,559
United Rentals, Inc.(a)	11,854	3,794,703
Univar Solutions, Inc.(a)	27,629	732,169
W.W. Grainger, Inc.	7,493	3,709,859
Watsco, Inc.	5,272	1,489,656

		17,913,557

Water Utilities — 0.4%
American Water Works Co., Inc.	29,835	4,797,468
Essential Utilities, Inc.	37,776	1,841,202

		6,638,670

Total Common Stocks — 99.0% (Cost: $1,170,827,395)		1,763,818,810

Investment Companies

Equity Funds — 0.9%
iShares Russell Mid-Cap ETF(c)	215,623	16,579,252

Total Investment Companies — 0.9% (Cost: $16,773,133)		16,579,252

Total Long-Term Investments — 99.9% (Cost: $1,187,600,528)		1,780,398,062

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(c)(d)(e)	21,365,089	$21,371,498
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	12,127,741	12,127,741

Total Short-Term Securities — 1.9% (Cost: $33,499,239)		33,499,239

Total Investments — 101.8% (Cost: $1,221,099,767)		1,813,897,301

Liabilities in Excess of Other Assets — (1.8)%		(32,028,257)

Net Assets — 100.0%		$1,781,869,044

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,678,418	$—		$(7,300,185	)(a)	$1,360	$(8,095)	$21,371,498	21,365,089	$43,180	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,820,501	307,240	(a)	—		—	—	12,127,741	12,127,741	391		—
iShares Russell Mid-Cap ETF	12,977,513	90,384,797		(85,797,827)		415,550	(1,400,781)	16,579,252	215,623	108,508		—

						$416,910	$(1,408,876)	$50,078,491		$152,079		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	03/18/22	$2,703	$(90,300)
S&P Mid 400 E-Mini Index	30	03/18/22	7,889	(175,220)

				$(265,520)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$265,520	$—	$—	$—	$265,520

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$649,840	$—	$—	$—	$649,840

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(382,409)	$—	$—	$—	$(382,409)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,656,535

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$19,587,006	$—	$—	$19,587,006
Air Freight & Logistics	6,652,057	—	—	6,652,057
Airlines	14,743,503	—	—	14,743,503
Auto Components	11,238,634	—	—	11,238,634

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Automobiles	$1,653,390	$—	$—	$1,653,390
Banks	62,849,882	—	—	62,849,882
Beverages	4,540,136	—	—	4,540,136
Biotechnology	25,783,638	—	—	25,783,638
Building Products	32,762,521	—	—	32,762,521
Capital Markets	67,146,030	—	—	67,146,030
Chemicals	48,922,080	—	—	48,922,080
Commercial Services & Supplies	19,503,379	—	—	19,503,379
Communications Equipment	19,106,213	—	—	19,106,213
Construction & Engineering	5,385,847	—	—	5,385,847
Construction Materials	9,040,768	—	—	9,040,768
Consumer Finance	15,385,837	—	—	15,385,837
Containers & Packaging	27,495,403	—	—	27,495,403
Distributors	8,526,237	—	—	8,526,237
Diversified Consumer Services	6,232,532	—	—	6,232,532
Diversified Financial Services	7,387,960	—	—	7,387,960
Diversified Telecommunication Services	2,063,626	—	—	2,063,626
Electric Utilities	40,278,396	—	—	40,278,396
Electrical Equipment	24,999,934	—	—	24,999,934
Electronic Equipment, Instruments & Components	43,537,364	—	—	43,537,364
Energy Equipment & Services	8,849,449	—	—	8,849,449
Entertainment	18,186,098	—	—	18,186,098
Equity Real Estate Investment Trusts (REITs)	138,172,978	—	—	138,172,978
Food & Staples Retailing	8,783,309	—	—	8,783,309
Food Products	41,628,231	—	—	41,628,231
Gas Utilities	4,662,314	—	—	4,662,314
Health Care Equipment & Supplies	51,482,488	—	—	51,482,488
Health Care Providers & Services	32,444,412	—	—	32,444,412
Health Care Technology	12,917,537	—	—	12,917,537
Hotels, Restaurants & Leisure	60,969,993	—	—	60,969,993
Household Durables	26,446,402	—	—	26,446,402
Household Products	8,386,484	—	—	8,386,484
Independent Power and Renewable Electricity Producers	4,838,434	—	—	4,838,434
Insurance	69,830,991	—	—	69,830,991
Interactive Media & Services	15,215,587	—	—	15,215,587
Internet & Direct Marketing Retail	8,341,870	—	—	8,341,870
IT Services	58,927,066	—	—	58,927,066
Leisure Products	7,611,320	—	—	7,611,320
Life Sciences Tools & Services	51,088,436	—	—	51,088,436
Machinery	68,419,867	—	—	68,419,867
Marine	656,819	—	—	656,819
Media	27,309,811	—	—	27,309,811
Metals & Mining	13,065,921	67,145	—	13,133,066
Mortgage Real Estate Investment Trusts (REITs)	5,015,587	—	—	5,015,587
Multiline Retail	7,215,657	—	—	7,215,657
Multi-Utilities	31,662,560	—	—	31,662,560
Oil, Gas & Consumable Fuels	74,352,174	—	—	74,352,174
Paper & Forest Products	1,087,656	—	—	1,087,656
Personal Products	1,488,059	—	—	1,488,059
Pharmaceuticals	13,749,442	—	—	13,749,442
Professional Services	39,593,598	—	—	39,593,598
Real Estate Management & Development	10,867,554	—	—	10,867,554
Road & Rail	15,179,533	—	—	15,179,533
Semiconductors & Semiconductor Equipment	54,579,978	—	—	54,579,978
Software	129,546,681	—	—	129,546,681
Specialty Retail	51,375,314	—	—	51,375,314
Technology Hardware, Storage & Peripherals	17,813,693	—	—	17,813,693
Textiles, Apparel & Luxury Goods	20,435,466	—	—	20,435,466
Thrifts & Mortgage Finance	2,178,296	—	—	2,178,296
Trading Companies & Distributors	17,913,557	—	—	17,913,557
Water Utilities	6,638,670	—	—	6,638,670
Investment Companies	16,579,252	—	—	16,579,252

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds.	$33,499,239	$—	$—	$33,499,239

	$1,813,830,156	$67,145	$—	$1,813,897,301

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(265,520)	$—	$—	$(265,520)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	2,798	$112,675
Aerojet Rocketdyne Holdings, Inc.	5,699	219,924
AeroVironment, Inc.(a)	1,678	95,512
AerSale Corp.(a)	1,010	14,372
Astronics Corp.(a)	1,486	17,877
Axon Enterprise, Inc.(a)	4,861	680,200
BWX Technologies, Inc.	6,807	302,980
Byrna Technologies, Inc.(a)	1,385	15,110
Curtiss-Wright Corp.	2,992	397,308
Ducommun, Inc.(a)	742	32,463
Hexcel Corp.(a)	6,278	327,523
Howmet Aerospace, Inc.	29,228	908,699
Huntington Ingalls Industries, Inc.	2,964	554,861
Kaman Corp.	2,369	94,689
Kratos Defense & Security Solutions, Inc.(a)	9,141	153,203
Maxar Technologies, Inc.	5,347	139,075
Mercury Systems, Inc.(a)	4,369	248,684
Moog, Inc., Class A	2,165	165,060
National Presto Industries, Inc.	341	28,047
PAE, Inc.(a)	5,034	50,390
Park Aerospace Corp.	1,544	20,890
Parsons Corp.(a)	2,234	68,025
Spirit AeroSystems Holdings, Inc., Class A	8,103	355,155
Textron, Inc.	16,805	1,143,748
Triumph Group, Inc.(a)	4,861	88,567
Vectrus, Inc.(a)	935	43,019
Virgin Galactic Holdings Inc.(a)(b)	13,599	125,111
Woodward, Inc.	4,434	488,937

		6,892,104

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,634	124,423
Atlas Air Worldwide Holdings, Inc.(a)	2,139	171,826
Forward Air Corp.	2,047	217,596
GXO Logistics, Inc.(a)(b)	7,272	590,559
Hub Group, Inc., Class A(a)	2,450	185,514
Radiant Logistics, Inc.(a)	2,218	13,774

		1,303,692

Airlines(a) — 0.5%
Alaska Air Group, Inc.	9,298	508,972
Allegiant Travel Co.	1,176	210,104
American Airlines Group, Inc.(b)	47,690	785,454
Copa Holdings SA, Class A	2,305	192,652
Frontier Group Holdings, Inc.(b)	2,214	28,959
Hawaiian Holdings, Inc.	4,347	74,334
JetBlue Airways Corp.	24,312	355,685
Mesa Air Group, Inc.	2,366	11,830
SkyWest, Inc.	3,844	146,649
Spirit Airlines, Inc.	7,245	155,550
Sun Country Airlines Holdings, Inc.	2,481	65,945

		2,536,134

Auto Components — 1.1%
Adient PLC(a)	7,056	296,140
American Axle & Manufacturing Holdings, Inc.(a)	8,855	72,080
BorgWarner, Inc.	18,088	793,159
Cooper-Standard Holdings, Inc.(a)	1,173	24,152
Dana, Inc.	10,787	233,646
Dorman Products, Inc.(a)	1,960	183,515
Fox Factory Holding Corp.(a)	3,197	425,425
Gentex Corp.	18,173	570,632

Security	Shares	Value

Auto Components (continued)
Gentherm, Inc.(a)	2,427	$212,095
Goodyear Tire & Rubber Co.(a)	20,973	434,770
LCI Industries	1,922	236,733
Lear Corp.	4,583	766,828
Modine Manufacturing Co.(a)	3,841	35,145
Motorcar Parts of America, Inc.(a)	1,186	19,605
Patrick Industries, Inc.	1,671	107,612
QuantumScape Corp.(a)(b)	18,045	301,171
Standard Motor Products, Inc.	1,532	73,337
Stoneridge, Inc.(a)	1,839	34,702
Tenneco, Inc., Class A(a)	5,475	57,487
Visteon Corp.(a)	2,119	215,100
XL Fleet Corp.(a)	2,492	5,333
XPEL Inc.(a)	1,258	78,449

		5,177,116

Automobiles — 0.2%
Arcimoto, Inc.(a)	1,786	10,913
Canoo, Inc.(a)(b)	8,032	49,156
Fisker, Inc.(a)(b)	12,646	149,349
Harley-Davidson, Inc.	11,448	395,757
Lordstown Motors Corp., Class A(a)(b)	11,588	34,764
Thor Industries, Inc.	4,057	383,752
Winnebago Industries, Inc.	2,293	147,944
Workhorse Group, Inc.(a)(b)	8,552	28,906

		1,200,541

Banks — 6.8%
1st Source Corp.	1,728	86,193
Allegiance Bancshares, Inc.	1,395	61,422
Amalgamated Financial Corp.	1,032	17,554
Amerant Bancorp, Inc.	2,267	77,078
American National Bankshares, Inc.	660	24,948
Ameris Bancorp.	4,853	239,301
Arrow Financial Corp.	1,016	35,946
Associated Banc-Corp.	12,125	289,787
Atlantic Capital Bancshares, Inc.(a)	1,333	40,150
Atlantic Union Bankshares Corp.	6,015	244,931
Banc of California, Inc.	4,016	77,589
BancFirst Corp.	1,463	109,652
Bancorp, Inc.(a)	3,411	101,716
Bank First Corp.	651	45,563
Bank of Hawaii Corp.	3,158	271,809
Bank of Marin Bancorp	1,401	52,243
Bank of NT Butterfield & Son Ltd.	4,101	150,302
Bank OZK	9,381	439,500
BankUnited, Inc.	5,503	229,750
Banner Corp.	1,429	88,755
Bar Harbor Bankshares	1,663	50,788
Berkshire Hills Bancorp, Inc.	2,757	81,580
Blue Ridge Bankshares, Inc.	1,042	19,006
BOK Financial Corp.	2,400	246,120
Brookline Bancorp, Inc.	4,667	79,806
Business First Bancshares, Inc.	2,243	61,570
Byline Bancorp, Inc.	2,024	52,624
Cadence Bank	10,503	327,378
Cambridge Bancorp	637	57,037
Camden National Corp.	1,130	56,116
Capital Bancorp, Inc.	548	14,160
Capital City Bank Group, Inc.	884	24,451
Capstar Financial Holdings, Inc.	2,308	49,507
Carter Bankshares, Inc.(a)	2,657	40,891
Cathay General Bancorp	5,848	264,096
CBTX, Inc.	1,553	45,705

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Central Pacific Financial Corp.	715	$20,806
Citizens & Northern Corp.	1,893	47,552
City Holding Co.	956	76,681
Civista Bancshares, Inc.	1,960	47,256
CNB Financial Corp.	1,778	47,490
Coastal Financial Corp.(a)	663	32,102
Columbia Banking System, Inc.	5,428	188,732
Comerica, Inc.	10,109	937,913
Commerce Bancshares, Inc.	8,630	594,693
Community Bank System, Inc.	3,296	235,400
Community Trust Bancorp, Inc.	1,541	68,097
ConnectOne Bancorp, Inc.	3,307	105,857
CrossFirst Bankshares, Inc.(a)	3,889	60,124
Cullen/Frost Bankers, Inc.	4,365	615,509
Customers Bancorp, Inc.(a)	2,158	125,811
CVB Financial Corp.	9,432	207,787
Dime Community Bancshares, Inc.	2,887	100,930
Eagle Bancorp, Inc.	1,944	116,582
East West Bancorp, Inc.	10,874	938,861
Eastern Bankshares, Inc.	13,140	279,751
Enterprise Bancorp, Inc.	679	28,987
Enterprise Financial Services Corp.	2,942	145,747
Equity Bancshares, Inc., Class A	1,042	33,407
Farmers National Banc Corp.	2,794	48,755
FB Financial Corp.	2,840	126,437
Fidelity D&D Bancorp, Inc.	254	13,368
Financial Institutions, Inc.	1,270	40,945
First Bancorp, Inc.	776	24,941
First BanCorp, Puerto Rico	12,950	188,422
First Bancorp/Southern Pines NC	2,516	110,478
First Bancshares, Inc.	1,476	53,239
First Bank/Hamilton	1,239	18,151
First Busey Corp.	4,243	118,295
First Citizens BancShares, Inc., Class A	923	719,091
First Commonwealth Financial Corp.	5,802	96,081
First Community Bancshares, Inc.	1,485	46,347
First Financial Bancorp	5,870	147,983
First Financial Bankshares, Inc.	10,003	470,041
First Financial Corp.	1,291	57,953
First Foundation, Inc.	3,400	88,910
First Hawaiian, Inc.	10,188	288,830
First Horizon Corp.	41,529	710,561
First Internet Bancorp	691	34,730
First Interstate Bancsystem, Inc., Class A	3,415	125,501
First Merchants Corp.	4,398	186,607
First Mid Bancshares, Inc.	1,751	72,054
First Midwest Bancorp, Inc.	6,932	143,978
First of Long Island Corp.	2,122	46,493
Five Star Bancorp	866	26,846
Flushing Financial Corp.	2,202	51,989
FNB Corp.	30,353	392,161
Fulton Financial Corp.	12,638	226,852
German American Bancorp, Inc.	2,080	82,368
Glacier Bancorp, Inc.	8,272	429,565
Great Southern Bancorp, Inc.	895	53,109
Great Western Bancorp, Inc.	3,300	101,904
Guaranty Bancshares, Inc.	438	15,567
Hancock Whitney Corp.	6,803	358,654
Hanmi Financial Corp.	1,558	41,879
HarborOne Bancorp, Inc.	3,651	51,844
HBT Financial, Inc.	587	10,924
Heartland Financial USA, Inc.	3,305	171,959
Heritage Commerce Corp.	4,374	54,500

Security	Shares	Value

Banks (continued)
Heritage Financial Corp.	2,200	$53,372
Hilltop Holdings, Inc.	4,851	160,229
Home BancShares, Inc.	12,026	283,333
HomeStreet, Inc.	1,307	63,716
HomeTrust Bancshares, Inc.	1,199	37,325
Hope Bancorp, Inc.	6,886	115,340
Horizon Bancorp, Inc.	3,263	69,600
Independent Bank Corp.	4,559	282,533
Independent Bank Group, Inc.	3,066	232,771
International Bancshares Corp.	4,468	187,790
Investors Bancorp, Inc.	17,392	283,837
Lakeland Bancorp, Inc.	5,312	100,556
Lakeland Financial Corp.	1,965	157,062
Live Oak Bancshares, Inc.(b)	2,298	135,260
Macatawa Bank Corp.	2,222	20,087
Mercantile Bank Corp.	1,449	55,743
Meta Financial Group, Inc.	1,900	112,974
Metrocity Bankshares, Inc.	1,301	33,553
Metropolitan Bank Holding Corp.(a)	784	78,400
Mid Penn Bancorp, Inc.	1,205	35,969
Midland States Bancorp, Inc.	1,684	48,617
MidWestOne Financial Group, Inc.	1,385	44,223
MVB Financial Corp.	703	28,134
National Bank Holdings Corp., Class A	1,729	78,497
NBT Bancorp, Inc.	2,632	101,806
Nicolet Bankshares, Inc.(a)	1,006	93,649
Northrim BanCorp, Inc.	905	39,766
Northwest Bancshares, Inc.	7,141	100,760
OceanFirst Financial Corp.	5,113	116,065
OFG Bancorp	2,986	82,623
Old National Bancorp	10,106	185,243
Old Second Bancorp, Inc.	2,326	31,238
Origin Bancorp, Inc.	1,562	66,729
Orrstown Financial Services, Inc.	845	20,914
Pacific Premier Bancorp, Inc.	6,032	230,724
PacWest Bancorp	9,203	427,295
Park National Corp.	1,201	162,687
Peapack Gladstone Financial Corp.	1,354	49,881
Peoples Bancorp, Inc.	2,416	80,090
Peoples Financial Services Corp.	541	27,445
People’s United Financial, Inc.	32,129	622,660
Pinnacle Financial Partners, Inc.	5,773	558,307
Popular, Inc.	6,052	539,657
Preferred Bank/Los Angeles CA	621	48,475
Premier Financial Corp.	3,189	95,192
Primis Financial Corp.	2,009	29,854
Prosperity Bancshares, Inc.	6,868	503,081
QCR Holdings, Inc.	1,415	80,712
RBB Bancorp	1,180	31,848
Red River Bancshares, Inc.	321	16,682
Renasant Corp.	3,359	123,544
Republic Bancorp, Inc., Class A	679	33,285
Republic First Bancorp, Inc.(a)	4,846	20,838
S&T Bancorp, Inc.	2,342	72,157
Sandy Spring Bancorp, Inc.	3,634	171,925
Seacoast Banking Corp. of Florida	4,084	149,066
ServisFirst Bancshares, Inc.	3,850	326,749
Sierra Bancorp	947	25,124
Signature Bank	4,490	1,367,789
Silvergate Capital Corp., Class A(a)	2,085	224,638
Simmons First National Corp., Class A	7,835	224,081
SmartFinancial, Inc.	1,198	32,118
South Plains Financial, Inc.	568	16,432

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South State Corp.	5,390	$454,970
Southern First Bancshares, Inc.(a)	682	39,965
Southside Bancshares, Inc.	1,938	81,202
Spirit of Texas Bancshares, Inc.	1,049	29,204
Sterling Bancorp	14,662	385,464
Stock Yards Bancorp, Inc.	1,837	109,448
Summit Financial Group, Inc.	760	21,219
Synovus Financial Corp.	11,300	562,288
Texas Capital Bancshares, Inc.(a)	3,963	248,480
Tompkins Financial Corp.	1,201	95,552
TowneBank	5,525	173,374
Trico Bancshares	2,376	103,285
TriState Capital Holdings, Inc.(a)	2,038	64,380
Triumph Bancorp, Inc.(a)	1,746	152,740
Trustmark Corp.	4,312	140,485
UMB Financial Corp.	3,392	333,942
Umpqua Holdings Corp.	17,358	352,020
United Bankshares, Inc.	10,335	365,136
United Community Banks, Inc.	6,637	234,883
Univest Financial Corp.	2,119	63,845
Valley National Bancorp	31,205	434,374
Veritex Holdings, Inc.	2,924	117,399
Washington Trust Bancorp, Inc.	1,533	87,504
Webster Financial Corp.	7,066	401,419
WesBanco, Inc.	5,028	178,444
West BanCorp., Inc.	1,364	40,265
Westamerica BanCorp	1,623	94,264
Western Alliance Bancorp	7,632	757,018
Wintrust Financial Corp.	4,317	423,368
Zions Bancorp NA	11,960	811,127

		32,446,525

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)	700	294,581
Celsius Holdings, Inc.(a)	4,031	192,400
Coca-Cola Consolidated, Inc.	352	201,696
Duckhorn Portfolio, Inc.(a)	2,701	53,912
MGP Ingredients, Inc.	1,151	87,085
National Beverage Corp.	1,868	83,443
Primo Water Corp.	11,974	199,966
Zevia PBC, Class A(a)(b)	1,095	8,760

		1,121,843

Biotechnology — 4.2%
2seventy bio, Inc.(a)(b)	1,856	34,652
4D Molecular Therapeutics, Inc.(a)	2,320	36,656
89bio, Inc.(a)	687	4,046
ACADIA Pharmaceuticals, Inc.(a)(b)	8,743	196,630
Acumen Pharmaceuticals, Inc.(a)	905	4,634
Adagio Therapeutics, Inc.(a)(b)	1,548	11,115
Adicet Bio, Inc.(a)	1,911	24,117
Aduro Biotech, Inc.(c)	658	1,974
Adverum Biotechnologies, Inc.(a)(b)	6,357	10,489
Aeglea BioTherapeutics, Inc.(a)	2,882	12,393
Aerovate Therapeutics, Inc.(a)(b)	826	9,763
Affimed NV(a)	8,699	35,492
Agenus, Inc.(a)	15,317	42,275
Agios Pharmaceuticals, Inc.(a)	4,363	134,773
Akebia Therapeutics, Inc.(a)	12,113	24,105
Akero Therapeutics, Inc.(a)	1,674	29,328
Akouos, Inc.(a)(b)	1,689	10,928
Alaunos Therapeutics, Inc.(a)	13,238	14,297
Albireo Pharma, Inc.(a)	1,045	29,772

Security	Shares	Value

Biotechnology (continued)
Aldeyra Therapeutics, Inc.(a)(b)	3,158	$11,590
Alector, Inc.(a)	4,697	74,494
Aligos Therapeutics, Inc.(a)	1,643	5,241
Alkermes PLC(a)	12,008	306,204
Allakos, Inc.(a)	2,575	17,407
Allogene Therapeutics, Inc.(a)	4,862	55,670
Allovir, Inc.(a)(b)	2,010	16,402
Alpine Immune Sciences, Inc.(a)	685	5,823
Altimmune, Inc.(a)	3,083	24,880
ALX Oncology Holdings, Inc.(a)	1,243	19,888
Amicus Therapeutics, Inc.(a)	20,310	191,117
AnaptysBio, Inc.(a)(b)	1,593	50,928
Anavex Life Sciences Corp.(a)(b)	5,401	70,645
Anika Therapeutics, Inc.(a)	967	30,751
Annexon, Inc.(a)	2,783	20,872
Apellis Pharmaceuticals, Inc.(a)	5,448	219,391
Applied Molecular Transport, Inc.(a)	1,842	17,352
Applied Therapeutics, Inc.(a)	1,137	3,502
AquaBounty Technologies, Inc.(a)(b)	3,371	5,967
Arbutus Biopharma Corp.(a)	4,973	13,974
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,660	43,376
Arcus Biosciences, Inc.(a)	3,611	111,219
Arcutis Biotherapeutics, Inc.(a)	1,935	29,238
Ardelyx, Inc.(a)(b)	5,709	4,717
Arena Pharmaceuticals, Inc.(a)	4,549	418,417
Arrowhead Pharmaceuticals, Inc.(a)	7,729	407,782
Atara Biotherapeutics, Inc.(a)	6,848	105,185
Athenex, Inc.(a)	5,603	5,715
Athersys, Inc.(a)(b)	12,315	12,192
Atossa Therapeutics, Inc.(a)	7,637	10,463
Atreca, Inc., Class A(a)(b)	1,780	3,774
Avalo Therapeutics, Inc.(a)	3,381	3,323
Avid Bioservices, Inc.(a)(b)	4,437	83,726
Avidity Biosciences, Inc.(a)	2,888	47,999
Avita Medical, Inc.(a)	1,542	14,911
Avrobio, Inc.(a)	2,591	5,027
Beam Therapeutics, Inc.(a)	3,884	268,812
Beyondspring, Inc.(a)(b)	1,455	4,700
BioAtla, Inc.(a)	1,053	10,067
BioCryst Pharmaceuticals, Inc.(a)	12,937	199,877
Biohaven Pharmaceutical Holding Co. Ltd.(a)	4,130	548,753
Biomea Fusion, Inc.(a)	2,350	16,826
Bioxcel Therapeutics, Inc.(a)	1,152	19,469
Black Diamond Therapeutics, Inc.(a)(b)	1,487	6,201
Bluebird Bio, Inc.(a)	5,568	43,932
Blueprint Medicines Corp.(a)	4,444	342,632
Bolt Biotherapeutics, Inc.(a)	1,794	6,889
Bridgebio Pharma, Inc.(a)	8,326	82,178
Brooklyn ImmunoTherapeutics, Inc.(a)	2,034	5,532
C4 Therapeutics, Inc.(a)	3,118	76,173
Cardiff Oncology, Inc.(a)	2,292	7,747
CareDx, Inc.(a)	3,932	164,358
Caribou Biosciences, Inc.(a)	1,472	15,795
Catalyst Pharmaceuticals, Inc.(a)	8,719	50,221
Celcuity, Inc.(a)	487	5,415
Celldex Therapeutics, Inc.(a)	3,205	99,387
CEL-SCI Corp.(a)	2,427	14,659
Century Therapeutics, Inc.(a)(b)	950	12,379
Cerevel Therapeutics Holdings, Inc.(a)	2,965	77,209
ChemoCentryx, Inc.(a)	4,192	112,723
Chimerix, Inc.(a)	4,783	27,311
Chinook Therapeutics, Inc.(a)	3,316	42,776

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Clene, Inc.(a)(b)	1,381	$3,881
Clovis Oncology, Inc.(a)(b)	6,102	12,448
Codiak Biosciences, Inc.(a)	989	6,547
Cogent Biosciences, Inc.(a)	2,368	17,902
Coherus Biosciences, Inc.(a)	4,781	59,093
Contra GTX, Inc.(b)(c)	23	24
Cortexyme, Inc.(a)(b)	1,453	8,834
Crinetics Pharmaceuticals, Inc.(a)	3,597	67,947
Cue Biopharma, Inc.(a)	2,105	15,556
Cullinan Oncology, Inc.(a)	1,953	26,326
Curis, Inc.(a)	5,634	17,972
Cyteir Therapeutics, Inc.(a)(b)	757	4,603
Cytokinetics, Inc.(a)	5,697	189,083
CytomX Therapeutics, Inc.(a)	4,326	19,900
Day One Biopharmaceuticals, Inc.(a)(b)	882	13,009
Deciphera Pharmaceuticals, Inc.(a)	2,940	24,784
Denali Therapeutics, Inc.(a)(b)	6,992	239,266
DermTech, Inc.(a)	1,686	21,598
Design Therapeutics, Inc.(a)(b)	2,056	25,988
Dynavax Technologies Corp.(a)(b)	8,317	107,871
Dyne Therapeutics, Inc.(a)	1,944	14,424
Eagle Pharmaceuticals, Inc.(a)	797	36,614
Editas Medicine, Inc.(a)	5,248	99,922
Eiger Biopharmaceuticals, Inc.(a)	1,994	8,614
Eliem Therapeutics, Inc.(a)(b)	621	5,614
Emergent BioSolutions, Inc.(a)(b)	3,800	177,840
Enanta Pharmaceuticals, Inc.(a)	1,461	86,813
Entrada Therapeutics, Inc.(a)(b)	778	8,612
Epizyme, Inc.(a)	6,721	8,267
Erasca, Inc.(a)(b)	1,599	18,948
Evelo Biosciences, Inc.(a)(b)	2,006	9,448
Exagen, Inc.(a)	640	6,291
Exelixis, Inc.(a)	24,032	434,979
Fate Therapeutics, Inc.(a)(b)	6,089	252,754
FibroGen, Inc.(a)	6,433	97,074
Finch Therapeutics Group, Inc.(a)	426	3,612
Foghorn Therapeutics, Inc.(a)(b)	1,197	18,410
Forma Therapeutics Holdings, Inc.(a)	2,270	26,877
Forte Biosciences, Inc.(a)(b)	721	1,218
Fortress Biotech, Inc.(a)	5,243	10,958
Frequency Therapeutics, Inc.(a)(b)	2,077	11,153
G1 Therapeutics, Inc.(a)(b)	2,641	26,621
Gemini Therapeutics, Inc.(a)(b)	1,343	2,632
Generation Bio Co.(a)(b)	3,492	22,698
Geron Corp.(a)	20,565	23,033
Global Blood Therapeutics, Inc.(a)	4,852	139,980
Gossamer Bio, Inc.(a)	5,376	51,556
Graphite Bio, Inc.(a)	1,299	12,133
Greenwich Lifesciences, Inc.(a)	254	4,691
Gritstone bio, Inc.(a)	2,626	14,338
GT Biopharma, Inc.(a)	1,529	4,786
Halozyme Therapeutics, Inc.(a)(b)	10,386	359,459
Harpoon Therapeutics, Inc.(a)	1,324	7,004
Heron Therapeutics, Inc.(a)(b)	7,502	65,342
Homology Medicines, Inc.(a)	2,784	10,356
Hookipa Pharma, Inc.(a)	1,356	2,034
Humanigen, Inc.(a)	2,922	7,539
iBio, Inc.(a)	15,962	7,639
Icosavax, Inc.(a)	1,018	15,535
Ideaya Biosciences, Inc.(a)	2,498	41,392
IGM Biosciences, Inc.(a)	527	9,328
Imago Biosciences, Inc.(a)	783	15,832
Immuneering Corp., Class A(a)(b)	694	6,940

Security	Shares	Value

Biotechnology (continued)
Immunic, Inc.(a)	960	$11,318
ImmunityBio, Inc.(a)	4,810	27,994
ImmunoGen, Inc.(a)	14,550	82,207
Immunovant, Inc.(a)	3,950	27,610
Impel Neuropharma, Inc.(a)(b)	925	8,048
Infinity Pharmaceuticals, Inc.(a)	5,618	6,966
Inhibrx, Inc.(a)	2,226	59,123
Inovio Pharmaceuticals, Inc.(a)(b)	16,812	69,602
Inozyme Pharma, Inc.(a)	861	5,751
Insmed, Inc.(a)	9,088	206,116
Instil Bio, Inc.(a)	4,105	47,659
Intellia Therapeutics, Inc.(a)	5,302	501,410
Intercept Pharmaceuticals, Inc.(a)(b)	1,905	31,223
Invitae Corp.(a)(b)	14,909	167,577
Ionis Pharmaceuticals, Inc.(a)(b)	10,975	349,005
Iovance Biotherapeutics, Inc.(a)	11,628	193,606
Ironwood Pharmaceuticals, Inc.(a)	11,216	125,058
iTeos Therapeutics, Inc.(a)	1,637	59,947
IVERIC bio, Inc.(a)	8,533	118,950
Janux Therapeutics, Inc.(a)(b)	1,026	15,626
Jounce Therapeutics, Inc.(a)	2,105	15,745
KalVista Pharmaceuticals, Inc.(a)	2,079	26,237
Karuna Therapeutics, Inc.(a)	1,684	187,025
Karyopharm Therapeutics, Inc.(a)	5,057	45,007
Keros Therapeutics, Inc.(a)	1,149	53,279
Kezar Life Sciences, Inc.(a)	2,101	27,691
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,909	21,438
Kinnate Biopharma, Inc.(a)	2,089	22,937
Kodiak Sciences, Inc.(a)	2,614	153,442
Kronos Bio, Inc.(a)	2,977	27,091
Krystal Biotech, Inc.(a)	1,351	79,709
Kura Oncology, Inc.(a)	5,182	73,014
Kymera Therapeutics, Inc.(a)	2,732	114,744
Lexicon Pharmaceuticals, Inc.(a)	4,408	13,973
Ligand Pharmaceuticals, Inc.(a)(b)	1,179	146,939
Lineage Cell Therapeutics, Inc.(a)	7,737	12,224
Lyell Immunopharma, Inc.(a)(b)	1,799	10,218
MacroGenics, Inc.(a)	5,142	63,504
Madrigal Pharmaceuticals, Inc.(a)	833	47,964
Magenta Therapeutics, Inc.(a)	1,918	6,272
MannKind Corp.(a)	17,120	63,858
MEI Pharma, Inc.(a)(b)	6,633	12,802
MeiraGTx Holdings plc(a)	2,394	35,886
Mersana Therapeutics, Inc.(a)	5,890	28,095
MiMedx Group, Inc.(a)	6,737	33,416
Mirati Therapeutics, Inc.(a)	3,213	383,311
Mirum Pharmaceuticals, Inc.(a)	259	4,934
Molecular Templates, Inc.(a)	2,370	7,300
Monte Rosa Therapeutics, Inc.(a)	902	11,419
Morphic Holding, Inc.(a)	1,603	68,015
Mustang Bio, Inc.(a)	5,153	6,081
Myriad Genetics, Inc.(a)	6,116	160,790
Natera, Inc.(a)	6,440	454,986
Neoleukin Therapeutics, Inc.(a)(b)	2,425	8,657
Neurocrine Biosciences, Inc.(a)	7,177	567,127
NexImmune, Inc.(a)	1,482	4,698
Nkarta, Inc.(a)	956	9,474
Novavax, Inc.(a)(b)	5,618	526,407
Nurix Therapeutics, Inc.(a)	2,696	50,200
Nuvalent, Inc., Class A(a)(b)	825	11,129
Ocugen, Inc.(a)(b)	13,599	48,276
Olema Pharmaceuticals, Inc.(a)	1,923	12,365
Omega Therapeutics, Inc.(a)	698	7,929

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Oncocyte Corp.(a)	5,168	$8,786
Oncorus, Inc.(a)	1,299	4,508
Oncternal Therapeutics, Inc.(a)	2,811	5,257
OPKO Health, Inc.(a)	29,848	93,424
Organogenesis Holdings, Inc.(a)	2,497	19,202
ORIC Pharmaceuticals, Inc.(a)	2,480	24,527
Outlook Therapeutics, Inc.(a)(b)	5,469	7,766
Oyster Point Pharma, Inc.(a)(b)	676	8,105
Passage Bio, Inc.(a)	2,121	10,669
PMV Pharmaceuticals, Inc.(a)(b)	1,879	30,177
Portage Biotech, Inc.(a)	213	1,849
Poseida Therapeutics, Inc.(a)	1,849	8,783
Praxis Precision Medicines, Inc.(a)	2,486	36,942
Precigen, Inc.(a)	6,179	15,942
Precision BioSciences, Inc.(a)	3,366	16,056
Prelude Therapeutics, Inc.(a)(b)	728	7,229
Prometheus Biosciences, Inc.(a)	2,288	82,208
Protagonist Therapeutics, Inc.(a)	3,207	93,933
Prothena Corp. PLC(a)	2,816	95,969
PTC Therapeutics, Inc.(a)	5,413	217,711
Puma Biotechnology, Inc.(a)	1,922	4,728
Radius Health, Inc.(a)	3,465	26,265
Rallybio Corp.(a)	757	9,205
Rapt Therapeutics, Inc.(a)	1,638	35,414
Recursion Pharmaceuticals, Inc., Class A(a)(b)	8,694	102,937
REGENXBIO, Inc.(a)	3,080	81,312
Relay Therapeutics, Inc.(a)	5,315	117,621
Reneo Pharmaceuticals, Inc.(a)	483	2,999
Replimune Group, Inc.(a)	2,230	44,221
Revolution Medicines, Inc.(a)	4,607	99,143
Rhythm Pharmaceuticals, Inc.(a)	3,361	24,905
Rigel Pharmaceuticals, Inc.(a)	11,686	29,916
Rocket Pharmaceuticals, Inc.(a)(b)	3,371	56,093
Rubius Therapeutics, Inc.(a)	3,907	26,372
Sage Therapeutics, Inc.(a)	3,835	151,176
Sana Biotechnology, Inc.(a)(b)	6,989	61,224
Sangamo Therapeutics, Inc.(a)	9,836	59,311
Sarepta Therapeutics, Inc.(a)	6,216	444,879
Scholar Rock Holding Corp.(a)	2,357	41,978
Selecta Biosciences, Inc.(a)	5,804	14,510
Sensei Biotherapeutics, Inc.(a)	1,868	9,004
Seres Therapeutics, Inc.(a)	6,085	50,749
Sesen Bio, Inc.(a)	11,179	8,283
Shattuck Labs, Inc.(a)	1,722	11,899
Sigilon Therapeutics, Inc.(a)	571	1,113
Silverback Therapeutics, Inc.(a)	1,743	8,488
Solid Biosciences, Inc.(a)	3,813	4,652
Sorrento Therapeutics, Inc.(a)(b)	22,803	78,670
Spectrum Pharmaceuticals, Inc.(a)	17,434	12,226
Spero Therapeutics, Inc.(a)	1,687	20,025
SpringWorks Therapeutics, Inc.(a)	2,152	119,823
Spruce Biosciences, Inc.(a)	432	1,097
SQZ Biotechnologies Co.(a)	1,451	11,637
Stoke Therapeutics, Inc.(a)	1,241	23,517
Summit Therapeutics, Inc.(a)(b)	1,342	2,952
Surface Oncology, Inc.(a)	2,109	7,909
Sutro Biopharma, Inc.(a)	3,177	33,930
Syndax Pharmaceuticals, Inc.(a)	3,196	52,223
Syros Pharmaceuticals, Inc.(a)	3,721	7,368
Talaris Therapeutics, Inc.(a)	1,652	15,578
Taysha Gene Therapies, Inc.(a)(b)	1,428	11,353

Security	Shares	Value

Biotechnology (continued)
TCR2 Therapeutics, Inc.(a)	1,899	$6,343
Tenaya Therapeutics, Inc.(a)	1,098	13,088
TG Therapeutics, Inc.(a)	10,237	118,442
Tonix Pharmaceuticals Holding Corp.(a)	20,783	5,050
Travere Therapeutics, Inc.(a)	4,678	128,645
Trevena, Inc.(a)	10,354	5,627
Turning Point Therapeutics, Inc.(a)	3,308	123,157
Twist Bioscience Corp.(a)	3,613	214,684
Tyra Biosciences, Inc.(a)(b)	1,014	13,294
Ultragenyx Pharmaceutical, Inc.(a)	5,018	350,909
United Therapeutics Corp.(a)	3,329	672,025
UroGen Pharma Ltd.(a)(b)	1,219	9,411
Vanda Pharmaceuticals, Inc.(a)(b)	4,585	69,509
Vaxart, Inc.(a)	10,049	49,743
Vaxcyte, Inc.(a)	3,497	66,583
VBI Vaccines, Inc.(a)	12,192	20,726
Vera Therapeutics, Inc.(a)(b)	594	11,838
Veracyte, Inc.(a)	5,266	160,139
Verastem, Inc.(a)	11,517	17,621
Vericel Corp.(a)(b)	3,481	123,854
Verve Therapeutics, Inc.(a)(b)	1,166	33,604
Viking Therapeutics, Inc.(a)(b)	4,523	16,780
Vincerx Pharma, Inc.(a)	1,240	8,916
Vir Biotechnology, Inc.(a)	4,329	148,615
Viracta Therapeutics, Inc.(a)	2,305	6,177
VistaGen Therapeutics, Inc.(a)	12,322	20,085
Vor BioPharma, Inc.(a)	1,706	14,074
Werewolf Therapeutics, Inc.(a)	2,051	18,685
XBiotech, Inc.	868	9,348
Xencor, Inc.(a)	4,275	146,932
XOMA Corp.(a)	347	7,190
Y-mAbs Therapeutics, Inc.(a)	2,861	28,295
Zentalis Pharmaceuticals, Inc.(a)	2,777	158,511

		19,764,616

Building Products — 2.2%
A O Smith Corp.	9,919	758,010
AAON, Inc.	3,190	204,958
Advanced Drainage Systems, Inc.	4,548	514,333
Allegion PLC	6,777	831,741
American Woodmark Corp.(a)	1,380	82,703
Apogee Enterprises, Inc.	1,860	83,049
Armstrong World Industries, Inc.	3,635	359,938
AZEK Co., Inc.(a)	8,503	280,854
Builders FirstSource, Inc.(a)	14,455	982,795
Caesarstone Ltd.	1,412	17,410
Carlisle Cos., Inc.	3,849	860,021
Cornerstone Building Brands, Inc.(a)	4,037	59,546
CSW Industrials, Inc.	1,105	122,655
Fortune Brands Home & Security, Inc.	10,131	954,036
Gibraltar Industries, Inc.(a)	2,538	139,082
Griffon Corp.	3,405	76,238
Insteel Industries, Inc.	1,302	49,255
JELD-WEN Holding, Inc.(a)	7,098	167,513
Lennox International, Inc.	2,471	700,825
Masonite International Corp.(a)	1,877	186,273
Owens Corning	7,511	666,226
PGT Innovations, Inc.(a)	4,849	92,083
Quanex Building Products Corp.	2,276	49,594
Resideo Technologies, Inc.(a)	10,974	271,936
Simpson Manufacturing Co., Inc.	3,265	368,259
Trex Co., Inc.(a)	8,701	795,880

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries, Inc.	4,529	$361,686
View, Inc.(a)(b)	10,618	27,925
Zurn Water Solutions Corp.	8,846	270,157

		10,334,981

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	2,994	437,753
Ares Management Corp., Class A	10,811	861,853
Artisan Partners Asset Management, Inc., Class A	4,435	191,636
Assetmark Financial Holdings, Inc.(a)	1,375	32,986
Associated Capital Group, Inc., Class A	121	5,433
B. Riley Financial, Inc.	1,618	99,620
BGC Partners, Inc., Class A	25,493	107,580
Blucora, Inc.(a)	4,734	76,785
Brightsphere Investment Group, Inc.	4,609	99,462
Carlyle Group, Inc.	12,275	626,639
Cboe Global Markets, Inc.	8,132	963,886
Cohen & Steers, Inc.	1,881	157,120
Cowen, Inc., Class A	1,928	61,079
Diamond Hill Investment Group, Inc.	337	62,935
Donnelley Financial Solutions, Inc.(a)	2,508	93,348
Evercore, Inc., Class A	2,833	353,615
FactSet Research Systems, Inc.	2,880	1,215,043
Federated Hermes, Inc.	7,303	241,802
Focus Financial Partners, Inc., Class A(a)	4,561	229,692
GAMCO Investors, Inc., Class A	288	6,483
GCM Grosvenor, Inc., Class A	4,182	38,014
Greenhill & Co., Inc.	1,057	17,631
Hamilton Lane, Inc., Class A	2,687	243,066
Houlihan Lokey, Inc.	3,868	411,091
Invesco Ltd.	24,934	565,004
Janus Henderson Group PLC	12,906	476,231
Jefferies Financial Group, Inc.	16,629	609,287
Lazard Ltd., Class A	7,391	322,543
LPL Financial Holdings, Inc.	6,044	1,041,502
Moelis & Co., Class A	4,472	252,534
Morningstar, Inc.	1,773	509,578
Open Lending Corp., Class A(a)	7,929	150,572
Oppenheimer Holdings, Inc., Class A	680	28,825
Piper Sandler Cos	1,305	201,257
PJT Partners, Inc., Class A	1,875	129,975
Pzena Investment Management, Inc., Class A	1,161	11,773
Sculptor Capital Management, Inc.	1,455	28,518
SEI Investments Co.	8,239	482,888
StepStone Group, Inc., Class A	2,840	99,428
Stifel Financial Corp.	7,614	570,289
StoneX Group, Inc.(a)	1,158	75,976
Value Line, Inc.	72	4,247
Virtu Financial, Inc., Class A	6,247	193,220
Virtus Investment Partners, Inc.	554	144,971
WisdomTree Investments, Inc.	9,844	55,225

		12,588,395

Chemicals — 2.4%
AdvanSix, Inc.	2,246	94,534
American Vanguard Corp.	1,787	27,109
Amyris, Inc.(a)(b)	11,516	52,513
Ashland Global Holdings, Inc.	4,222	405,481
Avient Corp.	7,004	348,589
Axalta Coating Systems Ltd.(a)	15,634	462,923
Balchem Corp.	2,457	361,032
Cabot Corp.	4,331	238,162
CF Industries Holdings, Inc.	16,129	1,110,804

Security	Shares	Value

Chemicals (continued)
Chase Corp.	662	$62,811
Chemours Co.	12,196	398,931
Danimer Scientific, Inc.(a)(b)	6,876	34,449
Diversey Holdings Ltd.(a)	5,678	62,458
Ecovyst, Inc.	4,430	45,319
Element Solutions, Inc.	17,741	398,108
Ferro Corp.(a)	6,524	142,223
FutureFuel Corp.	1,853	14,453
GCP Applied Technologies, Inc.(a)	3,925	125,207
Hawkins, Inc.	1,408	52,547
HB Fuller Co.	3,771	270,645
Huntsman Corp.	15,761	564,717
Ingevity Corp.(a)	3,103	204,519
Innospec, Inc.	1,870	173,835
Intrepid Potash, Inc.(a)	738	28,620
Koppers Holdings, Inc.(a)	1,316	39,322
Kraton Corp.(a)	2,417	112,100
Kronos Worldwide, Inc.	1,507	21,625
Livent Corp.(a)	12,448	286,428
Marrone Bio Innovations, Inc.(a)	6,604	4,880
Minerals Technologies, Inc.	2,516	176,045
Mosaic Co.	28,385	1,133,981
NewMarket Corp.	472	159,569
Olin Corp.	10,922	553,418
Orion Engineered Carbons SA	4,440	75,924
PureCycle Technologies, Inc.(a)	4,522	26,906
Quaker Chemical Corp.	991	207,287
Rayonier Advanced Materials, Inc.(a)	3,762	23,437
RPM International, Inc.	9,548	846,048
Scotts Miracle-Gro Co.	3,154	476,885
Sensient Technologies Corp.	3,181	269,558
Stepan Co.	1,579	173,943
Tredegar Corp.	1,634	19,199
Trinseo PLC	3,053	163,458
Tronox Holdings PLC, Class A	8,785	199,419
Valhi, Inc.	183	4,859
Valvoline, Inc.	13,782	453,979
Westlake Chemical Corp.	2,522	248,795
Zymergen, Inc.(a)	6,190	32,188

		11,389,242

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	5,024	209,451
ACCO Brands Corp.	6,172	50,240
ADT, Inc.	12,509	94,943
Aris Water Solution, Inc.	1,179	13,641
Brady Corp., Class A	3,406	176,839
BrightView Holdings, Inc.(a)	3,342	44,348
Brink’s Co.	3,558	248,277
Casella Waste Systems, Inc., Class A(a)	3,718	282,494
CECO Environmental Corp.(a)	2,022	12,759
Cimpress PLC(a)	1,322	88,865
Clean Harbors, Inc.(a)	3,898	360,760
CoreCivic, Inc.(a)	9,252	93,538
Deluxe Corp.	3,335	100,383
Driven Brands Holdings, Inc.(a)	4,232	119,554
Ennis, Inc.	1,912	36,194
Geo Group, Inc.	7,298	49,116
Harsco Corp.(a)	5,495	86,271
Healthcare Services Group, Inc.	5,625	102,319
Heritage-Crystal Clean, Inc.(a)	1,231	35,219
HNI Corp.	3,397	142,470
IAA, Inc.(a)	10,258	471,150

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Interface, Inc.	3,907	$51,807
KAR Auction Services, Inc.(a)	9,401	133,682
Kimball International, Inc., Class B	4,124	40,498
Matthews International Corp., Class A	2,390	83,937
MillerKnoll, Inc.	5,752	222,142
Montrose Environmental Group, Inc.(a)(b)	1,950	89,251
MSA Safety, Inc.	2,806	385,544
NL Industries, Inc.	244	1,586
Pitney Bowes, Inc.	8,032	49,477
RR Donnelley & Sons Co.(a)	5,135	56,588
SP Plus Corp.(a)	1,600	45,088
Steelcase, Inc., Class A	7,050	86,997
Stericycle, Inc.(a)	6,813	400,196
Team, Inc.(a)	1,914	1,364
Tetra Tech, Inc.	4,035	561,632
UniFirst Corp.	1,153	219,174
US Ecology, Inc.(a)	2,843	81,253
Viad Corp.(a)	1,358	51,156
VSE Corp.	852	43,946

		5,424,149

Communications Equipment — 1.1%
ADTRAN, Inc.	3,507	67,369
Aviat Networks, Inc.(a)	439	12,740
CalAmp Corp.(a)(b)	2,231	13,252
Calix, Inc.(a)	4,202	211,277
Cambium Networks Corp.(a)(b)	746	18,038
Casa Systems, Inc.(a)	2,392	10,597
Ciena Corp.(a)	11,688	775,031
Clearfield, Inc.(a)	816	52,608
CommScope Holding Co., Inc.(a)	15,293	143,601
Comtech Telecommunications Corp.	2,159	43,892
Digi International, Inc.(a)	2,647	59,134
DZS, Inc.(a)	1,296	18,973
EMCORE Corp.(a)	2,359	13,706
Extreme Networks, Inc.(a)	9,719	123,334
F5, Inc.(a)(b)	4,543	943,218
Harmonic, Inc.(a)	7,506	80,765
Infinera Corp.(a)	14,147	119,118
Inseego Corp.(a)	7,546	34,410
Juniper Networks, Inc.	24,286	845,639
KVH Industries, Inc.(a)	1,018	9,162
Lumentum Holdings, Inc.(a)(b)	5,548	563,011
NETGEAR, Inc.(a)	2,060	57,000
NetScout Systems, Inc.(a)	5,424	171,127
Plantronics, Inc.(a)	3,034	80,856
Ribbon Communications, Inc.(a)	4,753	21,388
ViaSat, Inc.(a)(b)	5,186	228,288
Viavi Solutions, Inc.(a)	18,354	302,107

		5,019,641

Construction & Engineering — 1.2%
AECOM	10,295	711,693
Ameresco, Inc., Class A(a)(b)	2,378	120,351
API Group Corp.(a)	15,275	340,632
Arcosa, Inc.	3,732	174,135
Argan, Inc.	1,277	47,441
Comfort Systems USA, Inc.	2,748	246,715
Concrete Pumping Holdings, Inc.(a)	1,782	14,630
Construction Partners, Inc., Class A(a)	2,133	55,970
Dycom Industries, Inc.(a)	2,229	187,882
EMCOR Group, Inc.	4,011	478,151
Fluor Corp.(a)	10,867	228,642

Security	Shares	Value

Construction & Engineering (continued)
Granite Construction, Inc.	3,643	$131,075
Great Lakes Dredge & Dock Corp.(a)	4,995	68,382
IES Holdings, Inc.(a)	549	27,066
Infrastructure and Energy Alternatives, Inc.(a)	1,827	16,480
Innovate Corp.(a)	2,755	10,827
MasTec, Inc.(a)	4,163	358,559
Matrix Service Co.(a)	1,644	11,935
MYR Group, Inc.(a)	1,210	113,776
Northwest Pipe Co.(a)	587	16,653
NV5 Global, Inc.(a)(b)	960	100,406
Primoris Services Corp.	4,326	111,265
Quanta Services, Inc.	10,651	1,094,071
Sterling Construction Co., Inc.(a)	2,267	57,604
Tutor Perini Corp.(a)	2,825	33,618
Valmont Industries, Inc.	1,585	344,310
WillScot Mobile Mini Holdings Corp.(a)	16,064	595,011

		5,697,280

Construction Materials — 0.2%
Eagle Materials, Inc.	3,047	444,405
Forterra, Inc.(a)	1,997	46,870
Summit Materials, Inc., Class A(a)	9,104	323,738
United States Lime & Minerals, Inc.	103	13,028

		828,041

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	357	22,959
Credit Acceptance Corp.(a)	621	335,067
Curo Group Holdings Corp.	1,527	21,882
Encore Capital Group, Inc.(a)	2,129	137,320
Enova International, Inc.(a)	3,032	122,129
Ezcorp, Inc., Class A(a)	4,902	29,265
FirstCash Holdings, Inc.	2,844	198,227
Green Dot Corp., Class A(a)	3,218	102,043
LendingClub Corp.(a)	7,638	143,289
LendingTree, Inc.(a)(b)	861	104,904
Navient Corp.	11,513	200,671
Nelnet, Inc., Class A	1,319	116,771
OneMain Holdings, Inc.	8,411	434,512
Oportun Financial Corp.(a)	1,378	24,818
PRA Group, Inc.(a)	3,211	149,311
PROG Holdings, Inc.(a)	4,911	195,507
Regional Management Corp.	751	38,121
SLM Corp.	22,130	405,864
Upstart Holdings Inc(a)	3,499	381,426
World Acceptance Corp.(a)	315	59,529

		3,223,615

Containers & Packaging — 1.5%
AptarGroup, Inc.	4,941	579,579
Ardagh Metal Packaging SA(a)	8,339	80,305
Avery Dennison Corp.	6,248	1,283,464
Berry Global Group, Inc.(a)	10,224	689,302
Crown Holdings, Inc.	9,291	1,062,890
Graphic Packaging Holding Co.	20,839	394,065
Greif, Inc., Class A	1,877	111,043
Greif, Inc., Class B	451	26,789
Myers Industries, Inc.	2,482	44,850
O-I Glass, Inc.(a)	12,129	161,437
Packaging Corp. of America	7,176	1,080,921
Pactiv Evergreen, Inc.	3,150	34,493
Ranpak Holdings Corp.(a)	3,017	81,037
Sealed Air Corp.	11,065	751,535
Silgan Holdings, Inc.	6,467	289,592

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	7,640	$432,730
TriMas Corp.	3,471	120,652
UFP Technologies, Inc.(a)	418	29,661

		7,254,345

Distributors — 0.3%
Funko, Inc., Class A(a)(b)	1,796	31,035
Greenlane Holdings, Inc., Class A(a)	1,307	996
Pool Corp.	2,921	1,391,126

		1,423,157

Diversified Consumer Services — 0.9%
2U, Inc.(a)	5,256	84,832
Adtalem Global Education, Inc.(a)	3,897	114,650
American Public Education, Inc.(a)	1,194	25,540
Bright Horizons Family Solutions, Inc.(a)	4,613	592,355
Carriage Services, Inc.	1,301	65,466
Chegg, Inc.(a)	10,569	279,761
Coursera, Inc.(a)	5,512	111,949
European Wax Center, Inc., Class A(a)(b)	872	21,312
frontdoor, Inc.(a)	6,575	238,672
Graham Holdings Co., Class B	284	169,014
Grand Canyon Education, Inc.(a)	2,952	247,023
H&R Block, Inc.	13,431	307,033
Houghton Mifflin Harcourt Co.(a)	9,287	167,259
Laureate Education, Inc., Class A	7,330	92,724
Mister Car Wash, Inc.(a)	5,529	95,099
OneSpaWorld Holdings Ltd.(a)	4,860	50,155
Perdoceo Education Corp.(a)	4,651	51,254
PowerSchool Holdings, Inc., Class A(a)	3,962	64,898
Regis Corp.(a)	1,614	2,405
Service Corp. International	12,236	755,206
StoneMor, Inc.(a)	1,811	4,527
Strategic Education, Inc.	1,880	112,161
Stride, Inc.(a)	3,294	115,521
Terminix Global Holdings, Inc.(a)	9,308	401,547
Udemy, Inc.(a)(b)	1,061	17,188
Vivint Smart Home, Inc.(a)(b)	7,683	55,318
WW International, Inc.(a)(b)	4,188	52,769

		4,295,638

Diversified Financial Services — 0.2%
Alerus Financial Corp.	1,396	39,556
A-Mark Precious Metals, Inc.	586	36,273
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	39,766
Cannae Holdings, Inc.(a)	6,539	195,320
Voya Financial, Inc.	8,098	550,340

		861,255

Diversified Telecommunication Services — 0.3%
Anterix, Inc.(a)	977	50,081
ATN International, Inc.	786	31,189
Bandwidth, Inc., Class A(a)	1,830	114,576
Cogent Communications Holdings, Inc.	3,183	202,471
Consolidated Communications Holdings, Inc.(a)	6,031	43,363
EchoStar Corp., Class A(a)(b)	2,906	68,843
Globalstar, Inc.(a)(b)	47,004	50,294
IDT Corp., Class B(a)	1,614	60,573
Iridium Communications, Inc.(a)	8,790	315,385
Liberty Latin America Ltd., Class A(a)	4,067	44,493
Liberty Latin America Ltd., Class C(a)	11,324	122,413

Security	Shares	Value

Diversified Telecommunication Services (continued)
Ooma, Inc.(a)	1,534	$27,673
Radius Global Infrastructure, Inc., Class A(a)	4,341	59,732
Telesat Corp.(a)	870	19,706

		1,210,792

Electric Utilities — 0.8%
ALLETE, Inc.	4,011	256,022
Hawaiian Electric Industries, Inc.	8,041	341,742
IDACORP, Inc.	3,863	425,780
MGE Energy, Inc.	2,820	218,352
NRG Energy, Inc.	18,271	729,561
OGE Energy Corp.	14,990	568,421
Otter Tail Corp.	3,015	191,151
Pinnacle West Capital Corp.	8,434	587,091
PNM Resources, Inc.	6,607	296,060
Portland General Electric Co.	6,687	351,335
Via Renewables, Inc.	861	9,850

		3,975,365

Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,642	506,022
Advent Technologies Holdings, Inc.(a)(b)	1,028	4,359
Allied Motion Technologies, Inc.	885	31,727
American Superconductor Corp.(a)	1,758	14,416
Array Technologies, Inc.(a)(b)	9,491	100,035
Atkore, Inc.(a)	3,500	377,230
AZZ, Inc.	2,075	98,729
Babcock & Wilcox Enterprises, Inc.(a)	3,399	24,133
Beam Global(a)(b)	566	7,460
Blink Charging Co.(a)(b)	2,704	56,541
Bloom Energy Corp., Class A(a)	10,767	162,366
ChargePoint Holdings, Inc.(a)(b)	16,488	228,359
Encore Wire Corp.	1,451	163,513
EnerSys	3,309	247,943
Eos Energy Enterprises, Inc.(a)(b)	3,309	13,699
Fluence Energy, Inc.(a)	2,452	45,852
FTC Solar, Inc.(a)	1,144	4,828
FuelCell Energy, Inc.(a)(b)	27,929	118,419
GrafTech International Ltd.	14,623	153,249
Hubbell, Inc.	4,095	766,953
nVent Electric PLC	12,741	440,711
Plug Power, Inc.(a)(b)	38,552	843,132
Powell Industries, Inc.	551	16,453
Preformed Line Products Co.	205	12,431
Regal Rexnord Corp.	5,117	810,942
Romeo Power, Inc.(a)	9,518	22,463
Sensata Technologies Holding PLC(a)	11,746	673,751
Shoals Technologies Group, Inc., Class A(a)(b)	7,599	128,119
Stem, Inc.(a)	8,551	105,006
Sunrun, Inc.(a)(b)	15,101	391,569
Thermon Group Holdings, Inc.(a)	2,055	35,243
TPI Composites, Inc.(a)	2,698	32,565
Vertiv Holdings Co.	23,971	500,035
Vicor Corp.(a)	1,639	154,607

		7,292,860

Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.(a)	1,646	26,040
Advanced Energy Industries, Inc.	2,821	243,114
Aeva Technologies, Inc.(a)	8,010	41,892
Akoustis Technologies, Inc.(a)	3,037	18,374
Arlo Technologies, Inc.(a)	6,797	59,066

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)	5,266	$652,984
Avnet, Inc.	7,611	307,180
Badger Meter, Inc.	2,223	224,901
Belden, Inc.	3,413	190,957
Benchmark Electronics, Inc.	2,367	57,139
Cognex Corp.	12,892	856,802
Coherent, Inc.(a)	1,818	469,917
CTS Corp.	2,544	85,351
Daktronics, Inc.(a)	2,403	11,775
ePlus, Inc.(a)	2,023	92,997
Fabrinet(a)(b)	2,798	316,622
FARO Technologies, Inc.(a)	1,527	82,931
Identiv, Inc.(a)	1,707	32,979
II-VI, Inc.(a)(b)	8,057	510,814
Insight Enterprises, Inc.(a)	2,656	250,062
IPG Photonics Corp.(a)	2,774	428,500
Iteris, Inc.(a)	2,835	11,283
Itron, Inc.(a)	3,441	213,342
Jabil, Inc.	10,932	672,209
Kimball Electronics, Inc.(a)	2,023	40,035
Knowles Corp.(a)	6,796	144,143
Littelfuse, Inc.	1,834	495,125
Luna Innovations, Inc.(a)	2,064	15,047
Methode Electronics, Inc.	2,945	129,668
MicroVision, Inc.(a)(b)	12,291	41,912
Napco Security Technologies, Inc.(a)(b)	1,900	39,501
National Instruments Corp.	10,271	423,371
nLight, Inc.(a)	3,492	72,249
Novanta, Inc.(a)	2,679	369,970
OSI Systems, Inc.(a)	1,241	102,928
Ouster, Inc.(a)(b)	11,813	41,582
PAR Technology Corp.(a)(b)	1,746	65,475
PC Connection, Inc.	922	39,969
Plexus Corp.(a)	2,157	167,211
Rogers Corp.(a)	1,421	387,862
Sanmina Corp.(a)	4,950	187,209
ScanSource, Inc.(a)	2,054	64,044
SYNNEX Corp.	3,210	335,670
TTM Technologies, Inc.(a)	7,850	105,661
Velodyne Lidar, Inc.(a)(b)	5,357	20,946
Vishay Intertechnology, Inc.	9,777	202,482
Vishay Precision Group, Inc.(a)	917	29,371
Vontier Corp.	12,382	348,058

		9,726,720

Energy Equipment & Services — 0.5%
Archrock, Inc.	11,746	99,136
Aspen Aerogels, Inc.(a)	1,584	47,045
Bristow Group, Inc.(a)	1,681	55,221
Cactus, Inc., Class A	4,340	210,316
ChampionX Corp.(a)	15,446	345,990
DMC Global, Inc.(a)	1,594	64,302
Dril-Quip, Inc.(a)(b)	2,359	59,659
Expro Group Holdings NV(a)	3,387	53,040
FTS International, Inc., Class A(a)	539	14,203
Helix Energy Solutions Group, Inc.(a)	9,371	33,080
Helmerich & Payne, Inc.	7,897	226,644
Liberty Oilfield Services, Inc., Class A(a)	7,048	85,281
Nabors Industries Ltd.(a)	490	50,720
National Energy Services Reunited Corp.(a)	3,327	33,037
Newpark Resources, Inc.(a)	5,916	21,002
NexTier Oilfield Solutions, Inc.(a)	12,997	78,242

Security	Shares	Value

Energy Equipment & Services (continued)
NOV, Inc.	29,347	$481,878
Oceaneering International, Inc.(a)	8,240	107,367
Oil States International, Inc.(a)	4,122	25,845
Patterson-UTI Energy, Inc.	13,924	138,683
ProPetro Holding Corp.(a)	6,697	70,386
RPC, Inc.(a)	4,756	28,108
Select Energy Services, Inc., Class A(a)	3,726	24,852
Solaris Oilfield Infrastructure, Inc., Class A	2,026	15,620
TETRA Technologies, Inc.(a)	9,202	26,962
Tidewater, Inc.(a)	2,717	38,554
U.S. Silica Holdings, Inc.(a)	4,992	47,674

		2,482,847

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	39,240	630,194
Chicken Soup For The Soul Entertainment, Inc.(a)	734	7,465
Cinemark Holdings, Inc.(a)	8,544	129,014
CuriosityStream, Inc.(a)	1,667	7,385
Eros STX Global Corp.(a)	20,302	4,324
IMAX Corp.(a)	3,856	66,516
Liberty Media Corp.-Liberty Braves, Class A(a)	524	14,698
Liberty Media Corp.-Liberty Braves, Class C(a)	2,860	77,220
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,987	108,888
Liberty Media Corp.-Liberty Formula One, Class C(a)	15,031	905,317
Lions Gate Entertainment Corp., Class A(a)	4,180	65,542
Lions Gate Entertainment Corp., Class B(a)	8,954	130,549
LiveOne, Inc.(a)(b)	3,900	3,659
Madison Square Garden Entertainment Corp.(a)	1,888	133,727
Madison Square Garden Sports Corp.(a)	1,478	245,452
Marcus Corp.(a)	1,514	25,511
Playtika Holding Corp.(a)	7,618	129,735
Skillz, Inc.(a)(b)	23,506	113,064
World Wrestling Entertainment, Inc., Class A	3,324	166,001
Zynga, Inc., Class A(a)	77,295	701,066

		3,665,327

Equity Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	6,363	125,924
Agree Realty Corp.	5,076	331,869
Alexander & Baldwin, Inc.	5,679	130,333
Alexander’s, Inc.	134	35,278
American Assets Trust, Inc.	3,981	143,197
American Campus Communities, Inc.	10,280	537,233
American Finance Trust, Inc.	9,666	79,841
American Homes 4 Rent, Class A	21,226	830,573
Americold Realty Trust	20,213	575,060
Apartment Income REIT Corp.	11,854	626,128
Apartment Investment and Management Co., Class A(a)	11,941	83,945
Apple Hospitality REIT, Inc.	16,042	258,757
Armada Hoffler Properties, Inc.	3,840	53,875
Ashford Hospitality Trust, Inc.(a)	1,130	8,803
Braemar Hotels & Resorts, Inc.(a)	2,829	15,135
Brandywine Realty Trust	12,435	159,914
Brixmor Property Group, Inc.	22,547	571,792
Broadstone Net Lease, Inc.	11,329	261,813
BRT Apartments Corp.	862	19,128
Camden Property Trust	7,386	1,182,425
CareTrust REIT, Inc.	7,163	151,927
Catchmark Timber Trust, Inc., Class A	3,422	28,060
Centerspace	1,030	98,241
Chatham Lodging Trust(a)	5,191	68,885
City Office REIT, Inc.	3,573	63,707
Clipper Realty, Inc.	722	6,621

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust, Inc.	2,048	$92,856
CorePoint Lodging, Inc.(a)	3,260	51,215
Corporate Office Properties Trust	8,747	220,949
Cousins Properties, Inc.	11,064	426,628
CTO Realty Growth, Inc.	415	24,315
CubeSmart	16,271	825,591
CyrusOne, Inc.	9,553	858,337
DiamondRock Hospitality Co.(a)	14,771	138,109
DigitalBridge Group, Inc.(a)	37,232	271,794
Diversified Healthcare Trust	20,681	63,077
Douglas Emmett, Inc.	12,693	396,275
Easterly Government Properties, Inc.	6,759	141,736
EastGroup Properties, Inc.	3,039	607,526
Empire State Realty Trust, Inc., Class A	10,844	96,728
EPR Properties	5,738	252,300
Equity Commonwealth(a)	8,525	221,991
Equity LifeStyle Properties, Inc.	13,005	1,018,161
Essential Properties Realty Trust, Inc.	9,346	248,136
Farmland Partners, Inc.	1,772	20,183
Federal Realty Investment Trust	5,835	743,904
First Industrial Realty Trust, Inc.	9,834	597,711
Four Corners Property Trust, Inc.	5,514	149,264
Franklin Street Properties Corp.	6,579	36,513
Gaming and Leisure Properties, Inc.	16,775	757,894
Getty Realty Corp.	2,920	86,636
Gladstone Commercial Corp.	3,405	78,962
Gladstone Land Corp.	2,460	74,981
Global Medical REIT, Inc.	5,068	85,700
Global Net Lease, Inc.	7,630	109,414
Healthcare Realty Trust, Inc.	10,996	341,096
Healthcare Trust of America, Inc., Class A	16,369	532,811
Hersha Hospitality Trust(a)	2,133	19,240
Highwoods Properties, Inc.	7,927	341,812
Host Hotels & Resorts, Inc.(a)	53,517	927,985
Hudson Pacific Properties, Inc.	11,461	270,823
Independence Realty Trust, Inc.	7,577	174,195
Indus Realty Trust, Inc.	460	36,133
Industrial Logistics Properties Trust	5,163	118,388
Innovative Industrial Properties, Inc.	1,809	358,526
Iron Mountain, Inc.	21,602	991,964
iStar, Inc.	4,724	101,424
JBG SMITH Properties	9,002	246,655
Kilroy Realty Corp.	8,611	551,104
Kimco Realty Corp.	43,700	1,060,162
Kite Realty Group Trust	16,563	345,835
Lamar Advertising Co., Class A	6,475	717,171
Life Storage, Inc.	6,055	817,122
LTC Properties, Inc.	3,093	111,565
LXP Industrial Trust	20,666	307,717
Macerich Co.	15,731	260,191
Medical Properties Trust, Inc.	44,762	1,018,783
Monmouth Real Estate Investment Corp.	7,141	149,890
National Health Investors, Inc.	3,449	199,456
National Retail Properties, Inc.	13,129	582,665
National Storage Affiliates Trust	6,141	378,040
NETSTREIT Corp.(b)	3,256	73,586
NexPoint Residential Trust, Inc.	1,631	129,338
Office Properties Income Trust	3,857	98,276
Omega Healthcare Investors, Inc.	17,898	563,429
One Liberty Properties, Inc.	1,163	35,472
Outfront Media, Inc.	10,908	270,955
Paramount Group, Inc.	14,766	128,317

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts, Inc.(a)	17,644	$321,121
Pebblebrook Hotel Trust	10,197	220,765
Phillips Edison & Co., Inc.	1,459	45,988
Physicians Realty Trust	17,050	311,333
Piedmont Office Realty Trust, Inc., Class A	9,445	167,743
Plymouth Industrial REIT, Inc.	2,453	70,524
Postal Realty Trust, Inc., Class A	763	13,642
PotlatchDeltic Corp.	4,983	268,036
Preferred Apartment Communities, Inc.	3,626	60,482
PS Business Parks, Inc.	1,510	252,110
Rayonier, Inc.	10,472	382,647
Regency Centers Corp.	12,730	913,377
Retail Opportunity Investments Corp.	8,849	163,972
Retail Value, Inc.	1,169	3,682
Rexford Industrial Realty, Inc.	11,534	843,943
RLJ Lodging Trust	12,107	167,682
RPT Realty	6,573	82,951
Ryman Hospitality Properties, Inc.(a)	4,120	364,208
Sabra Health Care REIT, Inc.	17,539	238,706
Safehold, Inc.	1,614	99,907
Saul Centers, Inc.	846	41,775
Seritage Growth Properties, Class A(a)	3,366	34,872
Service Properties Trust	12,089	103,361
SITE Centers Corp.	12,688	187,909
SL Green Realty Corp.	5,100	369,852
Spirit Realty Capital, Inc.	9,481	449,968
STAG Industrial, Inc.	13,295	568,095
STORE Capital Corp.	18,893	599,097
Summit Hotel Properties, Inc.(a)	7,856	74,004
Sunstone Hotel Investors, Inc.(a)	17,262	195,233
Tanger Factory Outlet Centers, Inc.	8,128	138,257
Terreno Realty Corp.	5,466	408,693
UMH Properties, Inc.	3,109	73,372
Uniti Group, Inc.	14,793	178,404
Universal Health Realty Income Trust	901	52,528
Urban Edge Properties	8,997	164,105
Urstadt Biddle Properties, Inc., Class A	2,994	58,952
Veris Residential, Inc(a)	7,018	115,797
VICI Properties, Inc.	48,135	1,377,624
Vornado Realty Trust	13,233	542,685
Washington Real Estate Investment Trust	6,695	164,831
Whitestone REIT	3,929	40,115
Xenia Hotels & Resorts, Inc.(a)	8,349	144,772

		38,482,596

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A	11,937	336,027
Andersons, Inc.	2,518	95,936
BJ’s Wholesale Club Holdings, Inc.(a)	10,332	635,108
Casey’s General Stores, Inc.	2,766	519,482
Chefs’ Warehouse, Inc.(a)	2,522	75,257
Grocery Outlet Holding Corp.(a)(b)	6,684	169,640
HF Foods Group, Inc.(a)	2,066	14,338
Ingles Markets, Inc., Class A	1,103	84,854
MedAvail Holdings, Inc.(a)	687	989
Natural Grocers by Vitamin Cottage, Inc.	452	6,599
Performance Food Group Co.(a)	11,569	488,096
PriceSmart, Inc.	1,874	133,822
Rite Aid Corp.(a)(b)	3,844	40,785
SpartanNash Co.	2,462	60,491
Sprouts Farmers Market, Inc.(a)	8,209	222,792
United Natural Foods, Inc.(a)	3,941	152,832

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
US Foods Holding Corp.(a)	16,668	$587,714
Village Super Market, Inc., Class A	548	12,522
Weis Markets, Inc.	1,324	79,758

		3,717,042

Food Products — 1.5%
AppHarvest, Inc.(a)(b)	5,368	16,050
B&G Foods, Inc.(b)	4,854	150,959
Beyond Meat, Inc.(a)(b)	4,439	289,112
Bunge Ltd.	10,284	1,016,676
Calavo Growers, Inc.	1,244	51,514
Cal-Maine Foods, Inc.(b)	3,196	124,644
Darling Ingredients, Inc.(a)	12,156	775,188
Flowers Foods, Inc.	14,111	396,942
Fresh Del Monte Produce, Inc.	2,655	73,889
Freshpet, Inc.(a)	3,010	280,020
Hain Celestial Group, Inc.(a)	7,071	258,304
Hostess Brands, Inc.(a)	10,705	219,667
Ingredion, Inc.	4,996	473,121
J&J Snack Foods Corp.	1,155	175,202
John B Sanfilippo & Son, Inc.	687	54,342
Laird Superfood, Inc.(a)	384	3,060
Lamb Weston Holdings, Inc.	11,032	708,365
Lancaster Colony Corp.	1,441	228,788
Landec Corp.(a)	1,554	16,706
Limoneira Co.	1,018	15,127
Mission Produce, Inc.(a)	3,037	43,338
Pilgrim’s Pride Corp.(a)	3,522	98,510
Post Holdings, Inc.(a)	4,398	465,396
Sanderson Farms, Inc.	1,485	273,240
Seaboard Corp.	20	76,400
Seneca Foods Corp., Class A(a)	468	21,879
Simply Good Foods Co.(a)	6,212	218,849
Sovos Brands, Inc.(a)	1,867	27,389
Tattooed Chef, Inc.(a)(b)	2,930	37,211
Tootsie Roll Industries, Inc.	1,118	37,956
TreeHouse Foods, Inc.(a)	3,982	154,223
Utz Brands, Inc.(b)	4,070	65,568
Vital Farms, Inc.(a)(b)	1,638	27,076
Whole Earth Brands, Inc.(a)	3,360	31,853

		6,906,564

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	4,566	302,817
Chesapeake Utilities Corp.	1,336	181,977
National Fuel Gas Co.	6,613	401,607
New Jersey Resources Corp.	7,365	296,147
Northwest Natural Holding Co.	2,446	115,794
ONE Gas, Inc.	3,846	299,565
South Jersey Industries, Inc.	7,977	199,584
Southwest Gas Holdings, Inc.	4,445	303,060
Spire, Inc.	3,879	255,704
UGI Corp.	15,489	702,426

		3,058,681

Health Care Equipment & Supplies — 2.2%
Accelerate Diagnostics, Inc.(a)	2,013	6,703
Accuray, Inc.(a)	6,238	22,769
Acutus Medical, Inc.(a)	1,127	2,558
Alphatec Holdings, Inc.(a)(b)	5,089	52,620
AngioDynamics, Inc.(a)	3,024	65,409
Apyx Medical Corp.(a)	2,142	24,633
Artivion, Inc.(a)	3,333	59,327

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Asensus Surgical, Inc.(a)	15,224	$13,501
Aspira Women’s Health, Inc.(a)(b)	4,946	5,985
AtriCure, Inc.(a)	3,466	227,508
Atrion Corp.	102	61,752
Avanos Medical, Inc.(a)	3,526	106,697
Axogen, Inc.(a)(b)	2,518	21,932
Axonics, Inc.(a)	3,520	166,954
BioLife Solutions, Inc.(a)	837	24,976
Bioventus, Inc., Class A(a)	2,120	27,624
Butterfly Network, Inc.(a)(b)	9,702	56,272
Cardiovascular Systems, Inc.(a)	3,160	55,521
Cerus Corp.(a)	13,209	70,800
ClearPoint Neuro, Inc.(a)	1,197	10,569
CONMED Corp.	2,159	297,035
CryoPort, Inc.(a)	3,078	128,568
Cue Health, Inc.(a)(b)	1,454	12,766
Cutera, Inc.(a)	1,239	45,112
CVRx, Inc.(a)	807	6,698
CytoSorbents Corp.(a)	2,566	9,545
DarioHealth Corp.(a)	859	7,533
Eargo, Inc.(a)	2,656	12,775
Envista Holdings Corp.(a)(b)	12,389	535,700
Figs, Inc., Class A(a)(b)	7,142	160,552
Glaukos Corp.(a)	3,320	176,757
Globus Medical, Inc., Class A(a)	5,954	397,310
Haemonetics Corp.(a)	3,949	190,934
Heska Corp.(a)	779	107,175
ICU Medical, Inc.(a)	1,508	321,747
Inari Medical, Inc.(a)	2,630	193,463
Inogen, Inc.(a)	1,653	49,144
Integer Holdings Corp.(a)	2,562	200,886
Integra LifeSciences Holdings Corp.(a)	5,585	361,573
Intersect ENT, Inc.(a)	2,695	73,843
Invacare Corp.(a)	2,936	6,606
iRadimed Corp.(a)	385	15,331
iRhythm Technologies, Inc.(a)	2,149	268,260
Lantheus Holdings, Inc.(a)	5,316	135,080
LeMaitre Vascular, Inc.	1,643	69,515
LivaNova PLC(a)	3,959	297,360
Masimo Corp.(a)	3,763	827,371
Meridian Bioscience, Inc.(a)	3,009	62,738
Merit Medical Systems, Inc.(a)	4,009	222,299
Mesa Laboratories, Inc.	377	107,192
Natus Medical, Inc.(a)	2,584	59,535
Neogen Corp.(a)	8,214	299,565
Neuronetics, Inc.(a)	1,609	5,760
NeuroPace, Inc.(a)(b)	410	3,305
Nevro Corp.(a)	2,670	175,419
NuVasive, Inc.(a)	3,890	202,319
OraSure Technologies, Inc.(a)	4,986	44,126
Ortho Clinical Diagnostics Holdings PLC(a)	9,163	159,070
Orthofix Medical, Inc.(a)	1,696	51,558
OrthoPediatrics Corp.(a)	930	43,980
Outset Medical, Inc.(a)(b)	3,654	135,892
Paragon 28, Inc.(a)	903	13,590
PAVmed, Inc.(a)	4,822	8,294
Penumbra, Inc.(a)	2,629	594,180
PROCEPT BioRobotics Corp.(a)	603	11,180
Pulmonx Corp.(a)(b)	2,238	54,495
Pulse Biosciences, Inc.(a)(b)	886	10,774
Quidel Corp.(a)	2,705	279,589
Quotient Ltd.(a)	5,519	8,941

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Retractable Technologies, Inc.(a)(b)	1,180	$6,443
RxSight, Inc.(a)	1,072	11,031
SeaSpine Holdings Corp.(a)	2,063	24,715
Senseonics Holdings, Inc.(a)(b)	30,446	81,595
Shockwave Medical, Inc.(a)	2,567	372,138
SI-BONE, Inc.(a)	2,887	56,874
Sientra, Inc.(a)	3,867	10,866
Sight Sciences, Inc.(a)	909	13,299
Silk Road Medical, Inc.(a)(b)	2,491	81,730
STAAR Surgical Co.(a)(b)	3,463	251,829
Stereotaxis, Inc.(a)	3,223	17,759
Surmodics, Inc.(a)	1,066	48,695
Tactile Systems Technology, Inc.(a)	1,405	22,157
Talis Biomedical Corp.(a)	936	2,761
Tandem Diabetes Care, Inc.(a)	4,732	558,896
TransMedics Group, Inc.(a)	1,853	29,407
Treace Medical Concepts, Inc.(a)	2,265	41,087
Utah Medical Products, Inc.	201	18,908
Vapotherm, Inc.(a)	2,004	32,405
Varex Imaging Corp.(a)	3,059	79,840
ViewRay, Inc.(a)	9,885	43,000
Zynex, Inc.	1,263	10,003

		10,361,988

Health Care Providers & Services — 2.2%
1Life Healthcare, Inc.(a)	8,659	96,634
Acadia Healthcare Co., Inc.(a)	6,894	362,969
Accolade, Inc.(a)	3,663	69,963
AdaptHealth Corp.(a)	5,233	98,904
Addus HomeCare Corp.(a)	1,126	89,889
Agiliti, Inc.(a)	1,666	31,871
Agilon Health, Inc.(a)(b)	12,641	209,588
Alignment Healthcare, Inc.(a)	6,025	45,790
Amedisys, Inc.(a)	2,367	319,782
AMN Healthcare Services, Inc.(a)	3,581	362,898
Apollo Medical Holdings, Inc.(a)(b)	2,866	147,542
Apria, Inc.(a)	1,258	47,062
Aveanna Healthcare Holdings, Inc.(a)	2,434	13,363
Biodesix, Inc.(a)	817	3,260
Brookdale Senior Living, Inc.(a)	14,540	76,917
Castle Biosciences, Inc.(a)	1,784	77,158
Chemed Corp.	1,142	535,495
Community Health Systems, Inc.(a)	9,612	121,976
CorVel Corp.(a)	679	119,585
Covetrus, Inc.(a)	7,605	137,422
Cross Country Healthcare, Inc.(a)	2,278	49,000
Encompass Health Corp.	7,331	454,815
Ensign Group, Inc.	4,043	304,963
Fulgent Genetics, Inc.(a)	1,601	102,256
Guardant Health, Inc.(a)	6,854	476,696
Hanger, Inc.(a)	2,498	45,289
HealthEquity, Inc.(a)	6,159	329,137
Henry Schein, Inc.(a)	10,434	785,680
InfuSystem Holdings, Inc.(a)	1,139	17,199
Innovage Holding Corp.(a)	1,143	5,966
Joint Corp.(a)	868	46,907
LHC Group, Inc.(a)	2,282	283,196
LifeStance Health Group, Inc.(a)	3,410	26,018
MEDNAX, Inc.(a)	5,646	138,045
ModivCare, Inc.(a)	985	114,191
Molina Healthcare, Inc.(a)	4,348	1,263,007
National HealthCare Corp.	886	57,944

Security	Shares	Value

Health Care Providers & Services (continued)
National Research Corp.	1,024	$42,598
Ontrak, Inc.(a)	623	2,156
Option Care Health, Inc.(a)(b)	11,838	276,654
Owens & Minor, Inc.	5,246	220,804
Patterson Cos., Inc.	6,325	181,464
Pennant Group, Inc.(a)	2,190	36,398
PetIQ, Inc.(a)	2,381	48,668
Premier, Inc., Class A	9,079	346,999
Privia Health Group, Inc.(a)	1,124	23,919
Progyny, Inc.(a)	4,977	201,568
R1 RCM, Inc.(a)	8,791	209,050
RadNet, Inc.(a)	3,354	86,365
Select Medical Holdings Corp.	8,547	198,547
Sharps Compliance Corp.(a)(b)	815	5,501
Signify Health, Inc., Class A(a)	4,626	61,665
SOC Telemed, Inc.(a)	2,538	1,825
Surgery Partners, Inc.(a)	2,583	110,217
Tenet Healthcare Corp.(a)	8,073	598,371
Tivity Health, Inc.(a)	3,224	82,019
Triple-S Management Corp.(a)	1,675	60,283
U.S. Physical Therapy, Inc.	1,014	98,125
Viemed Healthcare, Inc.(a)	2,309	10,691

		10,372,264

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(a)	9,250	187,035
American Well Corp., Class A(a)	13,277	62,800
Castlight Health, Inc., Class B(a)	7,423	15,143
Certara, Inc.(a)	7,936	212,129
Change Healthcare, Inc.(a)(b)	19,188	377,620
Computer Programs & Systems, Inc.(a)	1,293	36,618
Convey Health Solutions Holdings, Inc.(a)	1,832	14,271
Definitive Healthcare Corp.(a)	828	18,117
Evolent Health, Inc., Class A(a)	6,185	146,646
Forian, Inc.(a)	1,131	9,331
Health Catalyst, Inc.(a)(b)	4,167	124,385
HealthStream, Inc.(a)	1,675	40,786
Icad, Inc.(a)	1,423	7,955
Inspire Medical Systems, Inc.(a)	2,051	453,866
Multiplan Corp.(a)(b)	28,302	114,057
NantHealth, Inc.(a)	1,522	1,214
NextGen Healthcare, Inc.(a)	4,289	82,821
Omnicell, Inc.(a)	3,322	498,765
OptimizeRx Corp.(a)	1,383	62,138
Phreesia, Inc.(a)	3,850	120,081
Schrodinger, Inc.(a)	3,425	97,099
Simulations Plus, Inc.	1,296	55,106
Tabula Rasa HealthCare, Inc.(a)	1,489	16,066
Vocera Communications, Inc.(a)	2,559	202,187

		2,956,236

Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.(a)	4,658	58,737
Aramark	17,484	599,526
Bally’s Corp.(a)	2,194	78,414
Biglari Holdings, Inc., Class B(a)	53	6,280
BJ’s Restaurants, Inc.(a)	1,715	51,604
Bloomin’ Brands, Inc.(a)	6,715	136,516
Bluegreen Vacations Holding Corp.(a)	727	21,788
Boyd Gaming Corp.(a)	6,233	370,614
Brinker International, Inc.(a)	3,452	114,641
Carrols Restaurant Group, Inc.	2,399	5,926
Century Casinos, Inc.(a)	1,954	19,442

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc.(a)	3,463	$123,560
Choice Hotels International, Inc.	2,623	376,138
Churchill Downs, Inc.	2,793	587,368
Chuy’s Holdings, Inc.(a)	1,332	33,580
Cracker Barrel Old Country Store, Inc.	1,749	208,376
Dave & Buster’s Entertainment, Inc.(a)	3,326	119,038
Del Taco Restaurants, Inc.	1,681	20,962
Denny’s Corp.(a)(b)	5,418	83,979
Dine Brands Global, Inc.	1,243	84,338
Drive Shack, Inc.(a)	5,256	7,358
El Pollo Loco Holdings, Inc.(a)	1,165	15,541
Esports Technologies, Inc.(a)	868	10,433
Everi Holdings, Inc.(a)	6,832	135,069
F45 Training Holdings, Inc.(a)	1,774	22,193
Fiesta Restaurant Group, Inc.(a)(b)	1,171	11,089
First Watch Restaurant Group, Inc.(a)	848	12,754
Full House Resorts, Inc.(a)	2,082	18,384
GAN Ltd.(a)	2,857	19,685
Golden Entertainment, Inc.(a)	1,237	55,640
Golden Nugget Online Gaming, Inc.(a)	2,959	23,790
Hall of Fame Resort & Entertainment Co.(a)	3,525	4,089
Hilton Grand Vacations, Inc.(a)	6,482	316,711
Hyatt Hotels Corp., Class A(a)	3,755	343,996
International Game Technology PLC	7,660	205,058
Jack in the Box, Inc.	1,717	156,333
Krispy Kreme, Inc.(b)	2,024	30,340
Kura Sushi USA, Inc., Class A(a)	244	11,261
Life Time Group Holdings, Inc.(a)(b)	3,198	48,034
Lindblad Expeditions Holdings, Inc.(a)(b)	2,475	41,753
Marriott Vacations Worldwide Corp.	3,198	519,291
Monarch Casino & Resort, Inc.(a)(b)	1,220	75,518
Nathan’s Famous, Inc.	139	7,489
NEOGAMES SA(a)	937	22,179
Noodles & Co.(a)	3,368	28,325
Norwegian Cruise Line Holdings Ltd.(a)	28,603	595,800
ONE Group Hospitality, Inc.(a)	1,228	15,473
Papa John’s International, Inc.	2,403	296,650
Penn National Gaming, Inc.(a)(b)	12,639	576,465
Planet Fitness, Inc., Class A(a)	6,381	565,612
PlayAGS, Inc.(a)	1,936	15,081
Portillo’s, Inc.(a)	1,794	47,631
RCI Hospitality Holdings, Inc.	587	41,014
Red Robin Gourmet Burgers, Inc.(a)(b)	1,082	15,959
Red Rock Resorts, Inc., Class A	4,515	201,008
Rush Street Interactive, Inc.(a)	3,742	37,944
Ruth’s Hospitality Group, Inc.(a)	2,288	45,829
Scientific Games Corp., Class A(a)	7,350	424,095
SeaWorld Entertainment, Inc.(a)	3,796	226,166
Shake Shack, Inc., Class A(a)	2,896	191,339
Six Flags Entertainment Corp.(a)	5,781	228,292
Target Hospitality Corp.(a)	1,352	4,475
Texas Roadhouse, Inc.	5,329	455,043
Travel + Leisure Co.	6,354	360,907
Vail Resorts, Inc.	2,962	820,770
Wendy’s Co.	13,633	313,968
Wingstop, Inc.	2,266	347,264
Wyndham Hotels & Resorts, Inc.	6,984	586,307
Xponential Fitness, Inc., Class A(a)	306	5,343

		11,661,575

Household Durables — 1.7%
Aterian, Inc.(a)	1,701	5,511

Security	Shares	Value

Household Durables (continued)
Bassett Furniture Industries, Inc.	589	$10,932
Beazer Homes USA, Inc.(a)	1,948	35,532
Cavco Industries, Inc.(a)	708	190,764
Century Communities, Inc.	2,335	153,760
Ethan Allen Interiors, Inc.	1,559	39,302
Flexsteel Industries, Inc.	414	10,313
GoPro, Inc., Class A(a)	8,995	79,696
Green Brick Partners, Inc.(a)	2,520	59,674
Hamilton Beach Brands Holding Co., Class A	434	6,015
Helen of Troy Ltd.(a)(b)	1,775	371,561
Hooker Furniture Corp.	737	16,243
Hovnanian Enterprises, Inc., Class A(a)(b)	380	36,814
Installed Building Products, Inc.	1,839	203,743
iRobot Corp.(a)	1,921	125,864
KB Home	5,953	251,514
La-Z-Boy, Inc.	3,559	130,651
Legacy Housing Corp.(a)	600	14,856
Leggett & Platt, Inc.	9,936	395,950
LGI Homes, Inc.(a)	1,635	203,574
Lifetime Brands, Inc.	937	14,523
Lovesac Co.(a)	783	42,165
M/I Homes, Inc.(a)	2,094	110,961
MDC Holdings, Inc.	4,235	214,672
Meritage Homes Corp.(a)	2,815	287,214
Mohawk Industries, Inc.(a)	4,185	660,686
Newell Brands, Inc.	29,035	673,902
PulteGroup, Inc.	18,869	994,208
Purple Innovation, Inc.(a)	4,278	35,593
Skyline Champion Corp.(a)	3,992	268,821
Snap One Holdings Corp.(a)	1,129	21,236
Sonos, Inc.(a)(b)	8,782	221,482
Taylor Morrison Home Corp.(a)	9,051	277,775
Tempur Sealy International, Inc.	13,529	538,589
Toll Brothers, Inc.	8,153	480,782
TopBuild Corp.(a)	2,505	582,788
Traeger, Inc.(a)(b)	1,703	17,354
Tri Pointe Homes, Inc.(a)	8,644	205,814
Tupperware Brands Corp.(a)	3,061	47,201
Universal Electronics, Inc.(a)	894	31,728
VOXX International Corp.(a)	1,092	12,067
Vuzix Corp.(a)(b)	4,194	27,387
Weber, Inc.(b)	1,197	12,975

		8,122,192

Household Products — 0.2%
Central Garden & Pet Co.(a)	915	42,447
Central Garden & Pet Co., Class A(a)	2,734	118,464
Energizer Holdings, Inc.	5,182	194,895
Oil-Dri Corp. of America	264	8,981
Reynolds Consumer Products Inc.	3,971	120,202
Spectrum Brands Holdings, Inc.	3,194	285,480
WD-40 Co.	986	219,149

		989,618

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	9,547	326,698
Clearway Energy, Inc., Class A	2,950	91,008
Clearway Energy, Inc., Class C	5,931	199,756
Ormat Technologies, Inc.	3,296	224,655
Sunnova Energy International, Inc.(a)	6,653	130,798
Vistra Corp.	36,700	800,427

		1,773,342

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 3.2%
Alleghany Corp.(a)	1,030	$683,920
Ambac Financial Group, Inc.(a)	4,040	57,247
American Equity Investment Life Holding Co.	6,061	249,350
American Financial Group, Inc.	5,186	675,632
American National Group, Inc.	557	105,156
AMERISAFE, Inc.	1,647	86,500
Argo Group International Holdings Ltd.	2,546	144,562
Assurant, Inc.	4,384	668,604
Assured Guaranty Ltd.	5,096	271,566
Axis Capital Holdings Ltd.	5,721	325,983
Bright Health Group, Inc.(a)	3,769	10,478
Brighthouse Financial, Inc.(a)	6,107	332,526
Brown & Brown, Inc.	17,959	1,190,323
BRP Group, Inc., Class A(a)	3,756	114,633
Citizens, Inc.(a)(b)	3,245	15,414
CNO Financial Group, Inc.	9,466	236,082
Crawford & Co., Class A	1,123	8,546
Donegal Group, Inc., Class A	1,267	18,181
eHealth, Inc.(a)	1,827	39,920
Employers Holdings, Inc.	1,304	50,986
Enstar Group Ltd.(a)	926	245,464
Erie Indemnity Co., Class A	1,862	342,794
Everest Re Group Ltd.	2,958	838,297
First American Financial Corp.	8,119	604,947
Genworth Financial, Inc., Class A(a)	33,748	131,617
Globe Life, Inc.	7,628	780,344
GoHealth, Inc., Class A(a)	3,145	8,680
Goosehead Insurance, Inc., Class A	1,394	137,421
Greenlight Capital Re Ltd., Class A(a)	2,446	17,709
Hanover Insurance Group, Inc.	2,738	377,735
HCI Group, Inc.	491	33,324
Heritage Insurance Holdings, Inc.	1,645	10,248
Horace Mann Educators Corp.	2,534	96,317
Independence Holding Co.	433	24,659
Investors Title Co.	73	14,599
James River Group Holdings Ltd.	2,003	56,725
Kemper Corp.	4,548	272,789
Kinsale Capital Group, Inc.	1,633	327,123
Lemonade, Inc.(a)	2,883	92,054
Maiden Holdings Ltd.(a)	3,612	10,078
MBIA, Inc.(a)	3,195	43,676
Mercury General Corp.	2,120	115,879
MetroMile, Inc.(a)	9,266	15,382
National Western Life Group, Inc., Class A	203	43,416
NI Holdings, Inc.(a)	788	15,208
Old Republic International Corp.	21,430	549,251
Palomar Holdings, Inc.(a)	1,854	97,799
Primerica, Inc.	2,942	454,068
ProAssurance Corp.	2,856	68,430
Reinsurance Group of America, Inc.	5,145	590,800
RenaissanceRe Holdings Ltd.	3,423	537,993
RLI Corp.	3,105	325,342
Safety Insurance Group, Inc.	854	70,310
Selective Insurance Group, Inc.	4,581	361,441
Selectquote, Inc.(a)(b)	10,164	75,112
SiriusPoint Ltd.(a)	8,526	72,215
State Auto Financial Corp.	1,312	67,830
Stewart Information Services Corp.	1,624	116,002
Tiptree, Inc.	1,526	18,907
Trean Insurance Group, Inc.(a)	1,099	8,869
Trupanion, Inc.(a)	2,903	276,511
United Fire Group, Inc.	1,513	37,734

Security	Shares	Value

Insurance (continued)
United Insurance Holdings Corp.	1,333	$5,385
Universal Insurance Holdings, Inc.	1,866	32,170
Unum Group	15,576	395,319
W.R. Berkley Corp.	10,454	883,363
White Mountains Insurance Group Ltd.	222	231,093

		15,218,038

Interactive Media & Services(a) — 0.3%
Cargurus, Inc.	7,294	232,679
Cars.com, Inc.	5,642	87,902
Eventbrite, Inc., Class A	6,080	87,126
EverQuote, Inc., Class A	1,321	21,744
fuboTV, Inc.	10,442	112,147
Liberty TripAdvisor Holdings, Inc., Class A	5,186	11,669
MediaAlpha, Inc., Class A	1,382	20,523
Outbrain, Inc.	862	10,878
QuinStreet, Inc.	4,180	67,256
TripAdvisor, Inc.	7,721	209,625
TrueCar, Inc.	6,796	23,378
Vimeo, Inc.	10,895	159,612
Yelp, Inc.	5,279	182,337
Ziff Davis, Inc.	3,286	345,227

		1,572,103

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(a)(b)	1,832	31,199
1stdibs.com, Inc.(a)	1,183	12,185
CarParts.com, Inc.(a)	3,447	31,712
Duluth Holdings, Inc., Class B(a)	688	10,375
Groupon, Inc.(a)	1,920	58,637
Lands’ End, Inc.(a)	952	17,450
Liquidity Services, Inc.(a)	1,902	36,195
Overstock.com, Inc.(a)(b)	3,240	155,325
PetMed Express, Inc.	1,754	45,306
Porch Group, Inc.(a)(b)	5,089	53,689
Quotient Technology, Inc.(a)	5,899	41,942
Qurate Retail, Inc., Series A	27,254	191,596
RealReal, Inc.(a)	5,872	55,490
Revolve Group, Inc.(a)	2,480	122,314
Shutterstock, Inc.	1,730	167,758
Stitch Fix, Inc., Class A(a)	6,141	100,897
Xometry, Inc., Class A(a)(b)	614	31,682

		1,163,752

IT Services — 2.6%
Alliance Data Systems Corp.	3,807	262,835
Amdocs Ltd.	9,593	728,013
BigCommerce Holdings, Inc., Series-1(a)	3,717	121,509
Brightcove, Inc.(a)	2,788	26,291
Cantaloupe, Inc.(a)	3,705	31,122
Cass Information Systems, Inc.	1,080	43,934
Concentrix Corp.	3,195	642,163
Conduent, Inc.(a)	11,768	55,663
CSG Systems International, Inc.	2,385	135,396
DigitalOcean Holdings, Inc.(a)(b)	3,753	215,197
DXC Technology Co.(a)	19,166	576,513
Euronet Worldwide, Inc.(a)(b)	3,808	509,853
EVERTEC, Inc.	4,654	203,101
Evo Payments, Inc., Class A(a)	3,471	83,721
ExlService Holdings, Inc.(a)	2,406	289,971
Fastly, Inc., Class A(a)(b)	8,202	235,069
Flywire Corp.(a)	4,692	132,268
Genpact Ltd.	13,683	680,729
Globant SA(a)(b)	3,088	787,996

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
GreenBox POS(a)(b)	1,122	$4,320
Grid Dynamics Holdings, Inc.(a)	3,538	94,288
Hackett Group, Inc.	2,089	39,983
I3 Verticals, Inc., Class A(a)	1,419	32,836
IBEX Holdings Ltd.(a)	349	5,068
International Money Express, Inc.(a)	2,133	34,149
Jack Henry & Associates, Inc.	5,558	932,688
Limelight Networks, Inc.(a)	8,726	37,260
LiveRamp Holdings, Inc.(a)	5,081	226,867
Maximus, Inc.	4,623	357,450
MoneyGram International, Inc.(a)	6,772	59,390
MongoDB, Inc.(a)	4,800	1,944,528
Paya Holdings, Inc.(a)	7,332	48,025
Paysafe Ltd.(a)	52,639	191,080
Perficient, Inc.(a)	2,505	262,574
Priority Technology Holdings, Inc.(a)	789	4,781
Rackspace Technology, Inc.(a)(b)	3,856	48,239
Remitly Global, Inc.(a)	977	11,890
Repay Holdings Corp.(a)(b)	6,796	121,580
Sabre Corp.(a)	24,811	227,021
Shift4 Payments, Inc., Class A(a)(b)	3,195	168,440
SolarWinds Corp.	2,427	33,007
StarTek, Inc.(a)	1,271	6,469
Switch, Inc., Class A	8,445	216,445
Thoughtworks Holding, Inc.(a)	3,027	64,838
TTEC Holdings, Inc.	1,324	106,039
Tucows, Inc., Class A(a)	714	56,406
Unisys Corp.(a)	5,071	92,546
Verra Mobility Corp.(a)	10,749	170,264
Western Union Co.	29,739	562,365
WEX, Inc.(a)	3,418	550,230

		12,472,410

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,621	122,401
American Outdoor Brands, Inc.(a)	950	15,751
AMMO, Inc.(a)	6,541	30,350
Brunswick Corp.	5,929	538,294
Callaway Golf Co.(a)	8,627	205,840
Clarus Corp.	1,641	36,972
Escalade, Inc.	723	10,339
Genius Brands International, Inc.(a)(b)	18,186	15,998
Hayward Holdings, Inc.(a)(b)	3,799	74,802
Johnson Outdoors, Inc., Class A	318	28,690
Latham Group, Inc.(a)(b)	2,268	37,830
Malibu Boats, Inc., Class A(a)	1,612	105,844
Marine Products Corp.	440	5,394
MasterCraft Boat Holdings, Inc.(a)	1,528	38,857
Mattel, Inc.(a)	26,616	556,807
Nautilus, Inc.(a)(b)	2,277	11,613
Polaris, Inc.	4,235	476,819
Smith & Wesson Brands, Inc.	3,557	60,754
Solo Brands, Inc.(a)(b)	1,003	11,193
Sturm Ruger & Co., Inc.	1,338	89,954
Vista Outdoor, Inc.(a)	4,306	166,125
YETI Holdings, Inc.(a)	6,521	427,647

		3,068,274

Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A(a)	6,334	609,774
Absci Corp.(a)(b)	1,187	7,989
Adaptive Biotechnologies Corp.(a)	8,242	143,740
Akoya Biosciences, Inc.(a)	436	4,953

Security	Shares	Value

Life Sciences Tools & Services (continued)
Alpha Teknova, Inc.(a)(b)	583	$9,200
Avantor, Inc.(a)	45,429	1,695,865
Berkeley Lights, Inc.(a)	3,806	36,956
Bionano Genomics, Inc.(a)(b)	19,810	43,978
Bio-Techne Corp.	2,951	1,110,786
Bruker Corp.	7,777	517,948
Charles River Laboratories International, Inc.(a)	3,813	1,257,375
ChromaDex Corp.(a)	3,250	9,133
Codex DNA, Inc.(a)	1,306	10,239
Codexis, Inc.(a)	4,539	93,049
Cytek Biosciences, Inc.(a)	1,248	18,171
Fluidigm Corp.(a)(b)	5,035	16,464
Harvard Bioscience, Inc.(a)	2,780	16,180
Inotiv, Inc.(a)	1,235	39,508
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	8,021	231,967
MaxCyte, Inc.(a)	7,255	46,867
Medpace Holdings, Inc.(a)	2,212	392,542
NanoString Technologies, Inc.(a)	3,418	118,673
NeoGenomics, Inc.(a)	8,776	197,811
Pacific Biosciences of California, Inc.(a)	13,802	154,306
PerkinElmer, Inc.	9,529	1,640,608
Personalis, Inc.(a)	2,768	31,528
QIAGEN NV(a)	17,401	861,175
Quanterix Corp.(a)	2,418	73,604
Rapid Micro Biosystems, Inc., Class A(a)(b)	721	5,141
Repligen Corp.(a)	4,115	816,169
Seer, Inc.(a)	3,034	47,725
Singular Genomics Systems, Inc.(a)	1,015	7,866
Sotera Health Co.(a)(b)	7,219	155,281
Syneos Health, Inc.(a)	7,736	700,572

		11,123,143

Machinery — 3.6%
AGCO Corp.	4,683	548,848
AgEagle Aerial Systems, Inc.(a)	4,305	5,166
Alamo Group, Inc.	817	115,074
Albany International Corp., Class A	2,244	187,845
Allison Transmission Holdings, Inc.	7,706	292,751
Altra Industrial Motion Corp.	4,761	229,861
Astec Industries, Inc.	1,661	105,125
Barnes Group, Inc.	3,647	164,735
Blue Bird Corp.(a)(b)	1,008	15,634
Chart Industries, Inc.(a)	2,776	338,311
CIRCOR International, Inc.(a)	1,226	34,046
Colfax Corp.(a)	9,042	371,807
Columbus McKinnon Corp.	2,230	96,514
Commercial Vehicle Group, Inc.(a)	2,049	15,859
Crane Co.	3,761	389,301
Desktop Metal, Inc., Class A(a)	13,546	55,403
Donaldson Co., Inc.	9,228	513,630
Douglas Dynamics, Inc.	1,729	63,160
Energy Recovery, Inc.(a)	3,186	62,382
Enerpac Tool Group Corp.	4,943	88,233
EnPro Industries, Inc.	1,592	167,192
ESCO Technologies, Inc.	1,970	157,167
Evoqua Water Technologies Corp.(a)	8,765	354,983
Federal Signal Corp.	4,415	172,273
Flowserve Corp.	10,145	330,930
Franklin Electric Co., Inc.	3,398	294,946
Gates Industrial Corp. PLC(a)(b)	7,610	117,727
Gorman-Rupp Co.	2,064	82,787
Graco, Inc.	12,568	911,934
Greenbrier Cos., Inc.	2,614	105,501

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Helios Technologies, Inc.	2,424	$185,751
Hillenbrand, Inc.	5,592	259,916
Hydrofarm Holdings Group, Inc.(a)	2,829	55,477
Hyliion Holdings Corp.(a)	9,885	43,988
Hyster-Yale Materials Handling, Inc.	857	38,471
Ideanomics, Inc.(a)(b)	37,236	39,843
ITT, Inc.	6,566	603,547
John Bean Technologies Corp.	2,320	313,200
Kadant, Inc.	879	183,693
Kennametal, Inc.	6,210	214,680
Lincoln Electric Holdings, Inc.	4,313	551,374
Lindsay Corp.	855	107,944
Luxfer Holdings PLC	2,124	36,278
Manitowoc Co., Inc.(a)	2,274	41,501
Mayville Engineering Co., Inc.(a)	562	6,446
Meritor, Inc.(a)	5,064	116,725
Middleby Corp.(a)	4,171	772,469
Miller Industries, Inc.	511	16,081
Mueller Industries, Inc.	4,148	214,286
Mueller Water Products, Inc., Class A	12,094	155,408
Nikola Corp.(a)(b)	17,601	141,336
NN, Inc.(a)	2,833	10,794
Nordson Corp.	4,367	1,015,502
Omega Flex, Inc.	189	26,830
Oshkosh Corp.	5,138	584,756
Park-Ohio Holdings Corp.	471	9,533
Pentair PLC	12,391	789,307
Proto Labs, Inc.(a)	2,158	108,288
RBC Bearings, Inc.(a)	2,126	383,679
REV Group, Inc.	1,889	25,369
Shyft Group, Inc.	2,671	112,022
Snap-on, Inc.	4,007	834,458
SPX Corp.(a)	3,407	177,777
SPX FLOW, Inc.	3,052	263,082
Standex International Corp.	867	86,136
Tennant Co.	1,470	113,440
Terex Corp.	5,285	220,490
Timken Co.	4,912	328,122
Titan International, Inc.(a)	4,154	40,502
Toro Co.	7,987	771,384
Trinity Industries, Inc.	5,919	170,053
Wabash National Corp.	4,105	80,540
Watts Water Technologies, Inc., Class A	2,093	320,669
Welbilt, Inc.(a)	9,959	236,526

		17,196,798

Marine — 0.2%
Costamare, Inc.	4,332	56,923
Eagle Bulk Shipping, Inc.	503	22,544
Genco Shipping & Trading Ltd.	2,209	34,372
Kirby Corp.(a)	4,575	298,199
Matson, Inc.	3,141	306,750
Safe Bulkers, Inc.(a)(b)	6,688	23,341

		742,129

Media — 1.2%
Advantage Solutions, Inc.(a)	5,443	39,625
AMC Networks, Inc., Class A(a)(b)	2,260	96,344
Audacy, Inc.(a)	7,924	19,176
Boston Omaha Corp., Class A(a)	1,511	39,875
Cable One, Inc.	411	634,884
Cardlytics, Inc.(a)	2,516	168,824
Clear Channel Outdoor Holdings, Inc.(a)	25,683	78,590

Security	Shares	Value

Media (continued)
ComScore, Inc.(a)	3,560	$10,787
Daily Journal Corp.(a)	71	23,003
Emerald Holding, Inc.(a)	1,872	6,103
Entravision Communications Corp., Class A	3,973	24,076
EW Scripps Co., Class A	4,164	85,362
Fluent, Inc.(a)	2,731	4,370
Gannett Co., Inc.(a)	11,852	57,601
Gray Television, Inc.	6,837	142,551
Hemisphere Media Group, Inc.(a)	733	4,757
iHeartMedia, Inc., Class A(a)	8,703	175,365
Integral Ad Science Holding Corp.(a)	1,239	20,741
Interpublic Group of Cos., Inc.	29,848	1,060,798
John Wiley & Sons, Inc., Class A	3,279	166,409
Loyalty Ventures, Inc.(a)	1,457	42,705
Magnite, Inc.(a)(b)	9,210	124,980
National CineMedia, Inc.	4,140	10,930
New York Times Co., Class A	12,735	509,782
News Corp., Class A	28,796	640,423
News Corp., Class B	9,335	207,610
Nexstar Media Group, Inc., Class A	3,005	496,967
Scholastic Corp.	1,950	79,989
Sinclair Broadcast Group, Inc., Class A	3,646	100,192
Stagwell, Inc.(a)(b)	4,466	33,361
TechTarget, Inc.(a)	1,933	160,323
TEGNA, Inc.	16,748	324,241
Thryv Holdings, Inc.(a)(b)	660	21,404
WideOpenWest, Inc.(a)	4,241	78,925

		5,691,073

Metals & Mining — 1.4%
Alcoa Corp.	14,081	798,534
Allegheny Technologies, Inc.(a)	9,798	179,205
Arconic Corp.(a)	8,163	252,482
Ardagh Group SA(a)	1,258	30,286
Carpenter Technology Corp.	3,562	102,301
Century Aluminum Co.(a)	3,568	54,733
Cleveland-Cliffs, Inc.(a)	34,279	587,542
Coeur Mining, Inc.(a)	18,859	88,449
Commercial Metals Co.	9,056	302,833
Compass Minerals International, Inc.	2,561	136,757
Constellium SE(a)	9,717	169,950
Ferroglobe PLC(c)	897	—
Gatos Silver, Inc.(a)	3,456	10,748
Haynes International, Inc.	974	36,642
Hecla Mining Co.	41,160	204,154
Kaiser Aluminum Corp.	1,144	109,538
Materion Corp.	1,592	131,897
MP Materials Corp.(a)	5,716	228,297
Novagold Resources, Inc.(a)	18,793	124,034
Olympic Steel, Inc.	570	12,135
Perpetua Resources Corp.(a)(b)	1,669	6,142
PolyMet Mining Corp.(a)	1,623	4,139
Reliance Steel & Aluminum Co.	4,685	716,243
Royal Gold, Inc.	5,057	513,538
Ryerson Holding Corp.	1,352	27,716
Schnitzer Steel Industries, Inc., Class A	1,899	74,327
Steel Dynamics, Inc.	14,147	785,441
SunCoke Energy, Inc.	5,464	37,428
TimkenSteel Corp.(a)	3,179	44,601
United States Steel Corp.	20,559	425,983

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Warrior Met Coal, Inc.	3,568	$93,482
Worthington Industries, Inc.	2,472	133,933

		6,423,490

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	23,411
AGNC Investment Corp.	40,383	601,303
Angel Oak Mortgage, Inc.	836	14,287
Apollo Commercial Real Estate Finance, Inc.	11,088	151,351
Arbor Realty Trust, Inc.	10,875	190,421
Ares Commercial Real Estate Corp.	3,899	57,276
ARMOUR Residential REIT, Inc.	6,043	56,683
Blackstone Mortgage Trust, Inc., Class A	11,394	358,000
BrightSpire Capital, Inc.	6,378	59,889
Broadmark Realty Capital, Inc.	10,781	101,126
Chimera Investment Corp.	17,179	249,096
Dynex Capital, Inc.	2,495	40,120
Ellington Financial, Inc.	3,527	62,675
Franklin BSP Realty Trust, Inc.	1,955	26,334
Granite Point Mortgage Trust, Inc.	3,724	45,060
Great Ajax Corp.	3,029	39,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,853	242,782
Invesco Mortgage Capital, Inc.	22,592	60,547
KKR Real Estate Finance Trust, Inc.	2,822	60,222
Ladder Capital Corp.	8,327	99,008
MFA Financial, Inc.	33,334	154,336
New Residential Investment Corp.	32,399	345,049
New York Mortgage Trust, Inc.	28,863	108,236
Orchid Island Capital, Inc.	9,055	36,492
PennyMac Mortgage Investment Trust	7,180	127,948
Ready Capital Corp.	4,813	68,537
Redwood Trust, Inc.	8,720	107,518
Starwood Property Trust, Inc.	22,064	546,084
TPG RE Finance Trust, Inc.	4,065	51,300
Two Harbors Investment Corp.	25,276	145,337

		4,229,926

Multiline Retail — 0.4%
Big Lots, Inc.	2,616	109,637
Dillard’s, Inc., Class A(b)	437	110,876
Franchise Group, Inc.	2,248	112,557
Kohl’s Corp.	11,454	683,918
Macy’s, Inc.	23,412	599,347
Nordstrom, Inc.(a)	8,538	192,105
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,047	241,953

		2,050,393

Multi-Utilities — 0.5%
Avista Corp.	5,382	239,284
Black Hills Corp.	4,884	330,842
MDU Resources Group, Inc.	15,494	455,059
NiSource, Inc.	29,411	858,213
NorthWestern Corp.	4,154	241,430
Unitil Corp.	1,072	50,320

		2,175,148

Oil, Gas & Consumable Fuels — 4.0%
Aemetis, Inc.(a)	1,862	17,075
Alto Ingredients, Inc.(a)	4,984	25,817
Altus Midstream Co., Class A	210	13,236
Antero Midstream Corp.	25,668	255,397
Antero Resources Corp.(a)	21,932	428,332
APA Corp.	27,339	907,928

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Arch Resources, Inc.	1,118	$105,807
Berry Corp.	4,328	37,610
Brigham Minerals, Inc., Class A	3,477	75,242
California Resources Corp.	6,243	266,077
Callon Petroleum Co.(a)(b)	3,556	175,809
Centennial Resource Development, Inc., Class A(a)	13,414	104,763
Centrus Energy Corp., Class A(a)	592	25,722
Chesapeake Energy Corp.	7,965	542,974
Civitas Resources, Inc.	3,372	183,774
Clean Energy Fuels Corp.(a)	11,557	70,151
CNX Resources Corp.(a)	16,191	240,112
Comstock Resources, Inc.(a)	7,271	56,568
CONSOL Energy, Inc.(a)	2,485	54,024
Continental Resources, Inc.	4,812	249,935
Coterra Energy, Inc.	60,223	1,318,884
Crescent Energy, Inc.(a)	2,178	28,902
CVR Energy, Inc.	2,176	42,497
Delek US Holdings, Inc.(a)	5,656	87,781
Denbury, Inc.(a)	3,787	284,555
Devon Energy Corp.	50,970	2,577,553
DHT Holdings, Inc.	9,463	46,179
Diamondback Energy, Inc.	13,654	1,722,589
Dorian LPG Ltd.	2,674	31,794
Earthstone Energy, Inc., Class A(a)	1,689	23,072
Energy Fuels, Inc.(a)	11,180	68,981
EQT Corp.(a)	22,652	481,355
Equitrans Midstream Corp.	31,210	253,113
Falcon Minerals Corp.	2,710	14,011
Frontline Ltd.(a)	9,507	62,461
Gevo, Inc.(a)(b)	16,243	55,551
Golar LNG Ltd.(a)	8,223	118,000
Green Plains, Inc.(a)	2,103	64,226
HighPeak Energy, Inc.	265	4,709
HollyFrontier Corp.	11,381	400,156
International Seaways, Inc.	3,743	54,610
Kosmos Energy Ltd.(a)	34,408	148,987
Laredo Petroleum, Inc.(a)(b)	993	66,690
Magnolia Oil & Gas Corp., Class A	10,936	236,546
Marathon Oil Corp.	59,169	1,152,020
Matador Resources Co.	8,460	378,754
Murphy Oil Corp.	11,124	351,518
New Fortress Energy, Inc.	1,927	42,317
Nordic American Tankers Ltd.	10,161	15,750
Northern Oil and Gas, Inc.	4,056	95,397
Oasis Petroleum, Inc.	1,497	202,739
Ovintiv, Inc.	19,792	767,930
Par Pacific Holdings, Inc.(a)	3,686	51,973
PBF Energy, Inc., Class A(a)	7,130	112,939
PDC Energy, Inc.	7,369	436,761
Peabody Energy Corp.(a)	6,432	69,466
Range Resources Corp.(a)(b)	17,639	339,551
Ranger Oil Corp., Class A(a)	1,691	52,438
Renewable Energy Group, Inc.(a)	3,324	133,824
REX American Resources Corp.(a)	532	51,301
Riley Exploration Permian, Inc.	42	1,126
Scorpio Tankers, Inc.	3,987	54,263
SFL Corp. Ltd.	9,365	76,793
SM Energy Co.	8,833	289,811
Southwestern Energy Co.(a)	77,739	342,052
Talos Energy, Inc.(a)	2,396	25,493
Targa Resources Corp.	17,290	1,021,493
Teekay Corp.(a)	4,335	13,438

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A(a)(b)	1,521	$16,229
Tellurian, Inc.(a)	26,994	67,755
Texas Pacific Land Corp.	447	480,525
Uranium Energy Corp.(a)(b)	16,448	42,929
Ur-Energy, Inc.(a)(b)	11,431	13,489
W&T Offshore, Inc.(a)(b)	7,179	30,726
Whiting Petroleum Corp.(a)	3,039	225,646
World Fuel Services Corp.	4,838	136,480

		19,122,481

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,143	36,142
Glatfelter Corp.	3,535	61,368
Louisiana-Pacific Corp.	6,666	442,889
Neenah, Inc.	1,152	53,107
Schweitzer-Mauduit International, Inc.	2,598	78,641
Verso Corp., Class A	2,082	55,964

		728,111

Personal Products — 0.4%
Beauty Health Co.(a)	6,875	97,625
BellRing Brands, Inc., Class A(a)	3,144	76,588
Coty, Inc., Class A(a)	24,721	209,634
Edgewell Personal Care Co.	4,274	195,749
elf Beauty, Inc.(a)	3,925	116,023
Herbalife Nutrition Ltd.(a)(b)	7,528	320,015
Honest Co., Inc.(a)(b)	6,519	42,308
Inter Parfums, Inc.	1,390	137,568
Medifast, Inc.	881	175,064
Nature’s Sunshine Products, Inc.	728	12,842
NewAge, Inc.(a)(b)	8,493	6,366
Nu Skin Enterprises, Inc., Class A	3,664	176,568
Revlon, Inc., Class A(a)(b)	566	5,604
USANA Health Sciences, Inc.(a)	873	83,441
Veru, Inc.(a)	4,129	21,471

		1,676,866

Pharmaceuticals — 1.3%
9 Meters Biopharma, Inc.(a)	13,360	10,196
Aclaris Therapeutics, Inc.(a)	3,494	38,154
Aerie Pharmaceuticals, Inc.(a)(b)	2,752	20,255
Amneal Pharmaceuticals, Inc.(a)	8,870	39,294
Amphastar Pharmaceuticals, Inc.(a)	2,489	57,471
Ampio Pharmaceuticals, Inc.(a)(b)	12,064	6,244
Angion Biomedica Corp.(a)	1,805	4,874
ANI Pharmaceuticals, Inc.(a)	963	38,924
Antares Pharma, Inc.(a)	10,470	35,284
Arvinas, Inc.(a)	3,412	243,924
Atea Pharmaceuticals, Inc.(a)	4,953	35,364
Athira Pharma, Inc.(a)	2,109	21,723
Axsome Therapeutics, Inc.(a)(b)	2,115	58,036
BioDelivery Sciences International, Inc.(a)	5,187	18,984
Cara Therapeutics, Inc.(a)	3,088	35,759
Cassava Sciences, Inc.(a)(b)	2,818	124,696
Catalent, Inc.(a)	12,850	1,335,500
Citius Pharmaceuticals, Inc.(a)(b)	7,405	11,182
Collegium Pharmaceutical, Inc.(a)	2,561	45,714
Corcept Therapeutics, Inc.(a)	7,547	141,657
CorMedix, Inc.(a)	2,538	10,736
Cymabay Therapeutics, Inc.(a)	4,286	12,772
DICE Therapeutics, Inc.(a)	1,113	18,954
Durect Corp.(a)	14,203	10,750
Edgewise Therapeutics, Inc.(a)	2,935	39,916

Security	Shares	Value

Pharmaceuticals (continued)
Endo International PLC(a)	15,974	$50,957
Esperion Therapeutics, Inc.(a)	1,834	7,868
Evolus, Inc.(a)(b)	2,114	15,686
EyePoint Pharmaceuticals, Inc.(a)	1,271	11,909
Fulcrum Therapeutics, Inc.(a)	2,047	24,892
Harmony Biosciences Holdings, Inc.(a)	1,568	56,228
Ikena Oncology, Inc.(a)(b)	2,133	20,754
Innoviva, Inc.(a)	3,200	51,296
Intra-Cellular Therapies, Inc.(a)(b)	5,408	256,826
Jazz Pharmaceuticals PLC(a)	4,512	626,762
Kala Pharmaceuticals, Inc.(a)	3,108	2,750
Kaleido Biosciences, Inc.(a)(b)	1,434	2,524
KemPharm, Inc.(a)	1,865	13,447
Landos Biopharma, Inc.(a)	594	2,037
Marinus Pharmaceuticals, Inc.(a)	2,566	26,173
Mind Medicine MindMed, Inc.(a)(b)	27,336	30,616
Nektar Therapeutics(a)(b)	14,173	157,604
NGM Biopharmaceuticals, Inc.(a)	2,430	38,418
Nuvation Bio, Inc.(a)(b)	11,978	73,066
Ocular Therapeutix, Inc.(a)	5,213	29,506
Omeros Corp.(a)(b)	4,210	25,260
Oramed Pharmaceuticals, Inc.(a)	2,045	18,323
Organon & Co.	19,254	614,395
Pacira BioSciences, Inc.(a)	3,404	213,669
Paratek Pharmaceuticals, Inc.(a)(b)	3,208	12,992
Perrigo Co. PLC	9,922	377,731
Phathom Pharmaceuticals, Inc.(a)	1,310	22,008
Phibro Animal Health Corp., Class A	1,994	38,484
Pliant Therapeutics, Inc.(a)	1,593	18,686
Prestige Consumer Healthcare, Inc.(a)	3,899	220,099
Provention Bio, Inc.(a)	3,626	19,435
Rain Therapeutics, Inc.(a)	1,277	10,957
Reata Pharmaceuticals, Inc., Class A(a)	2,292	64,451
Relmada Therapeutics, Inc.(a)	1,035	19,034
Revance Therapeutics, Inc.(a)	5,230	69,716
Seelos Therapeutics, Inc.(a)	4,772	5,440
SIGA Technologies, Inc.(a)(b)	3,406	22,173
Supernus Pharmaceuticals, Inc.(a)	3,911	120,654
Tarsus Pharmaceuticals, Inc.(a)	537	10,778
Terns Pharmaceuticals, Inc.(a)	632	3,963
TherapeuticsMD, Inc.(a)	24,042	7,297
Theravance Biopharma, Inc.(a)	4,955	45,140
Ventyx Biosciences, Inc.(a)(b)	972	15,805
Verrica Pharmaceuticals, Inc.(a)	1,080	8,845
WaVe Life Sciences Ltd.(a)	2,798	6,128
Zogenix, Inc.(a)	4,409	114,678

		6,021,823

Professional Services — 1.9%
Acacia Research Corp.(a)	3,421	15,394
ASGN, Inc.(a)	3,847	441,905
Atlas Technical Consultants, Inc.(a)	787	7,642
Barrett Business Services, Inc.	524	33,536
Booz Allen Hamilton Holding Corp.	10,009	767,991
CACI International, Inc., Class A(a)	1,772	438,499
CBIZ, Inc.(a)	3,887	150,155
CRA International, Inc.	643	54,694
Dun & Bradstreet Holdings, Inc.(a)	12,326	247,260
Exponent, Inc.	3,783	359,309
First Advantage Corp.(a)	4,227	71,521
Forrester Research, Inc.(a)	827	45,501
Franklin Covey Co.(a)	1,083	50,695

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
FTI Consulting, Inc.(a)(b)	2,520	$367,441
Heidrick & Struggles International, Inc.	1,324	57,951
HireQuest, Inc.	276	5,106
HireRight Holdings Corp.(a)	1,503	20,441
Huron Consulting Group, Inc.(a)	1,638	72,269
ICF International, Inc.	1,537	145,077
Insperity, Inc.	2,712	291,621
Jacobs Engineering Group, Inc.	9,857	1,283,184
KBR, Inc.	10,462	454,051
Kelly Services, Inc., Class A	2,615	44,664
Kforce, Inc.	1,661	114,061
Korn Ferry	4,069	270,100
Legalzoom.com, Inc.(a)	1,370	21,756
ManpowerGroup, Inc.	4,088	428,708
ManTech International Corp., Class A	2,004	144,769
Mistras Group, Inc.(a)	1,389	9,334
Nielsen Holdings PLC	26,623	502,110
Resources Connection, Inc.	2,473	43,104
Robert Half International, Inc.	8,260	935,528
Science Applications International Corp.	4,431	363,475
Sterling Check Corp.(a)(b)	1,078	21,571
TriNet Group, Inc.(a)	3,025	257,730
TrueBlue, Inc.(a)	2,445	65,037
Upwork, Inc.(a)	8,553	232,642
Willdan Group, Inc.(a)	737	23,186

		8,859,018

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)	10,343	217,100
Douglas Elliman, Inc.	5,605	43,495
eXp World Holdings, Inc.(b)	4,968	134,831
Fathom Holdings, Inc.(a)	364	5,205
Forestar Group, Inc.(a)	1,055	21,047
FRP Holdings, Inc.(a)	420	23,722
Howard Hughes Corp.(a)	3,081	296,731
Jones Lang LaSalle, Inc.(a)	3,860	968,049
Kennedy-Wilson Holdings, Inc.	8,835	198,434
Marcus & Millichap, Inc.(a)	1,911	89,454
Newmark Group, Inc., Class A	11,176	171,105
Opendoor Technologies Inc.(a)	33,533	332,983
Rafael Holdings, Inc., Class B(a)	663	2,745
RE/MAX Holdings, Inc., Class A	1,259	37,468
Realogy Holdings Corp.(a)	8,534	140,811
Redfin Corp.(a)(b)	7,950	235,081
RMR Group, Inc., Class A	1,255	40,172
St. Joe Co.	2,598	126,029
Tejon Ranch Co.(a)	1,400	24,374

		3,108,836

Road & Rail — 0.9%
AMERCO	681	414,695
ArcBest Corp.	1,803	159,457
Avis Budget Group, Inc.(a)(b)	3,140	553,205
Covenant Logistics Group, Inc.(a)	1,207	26,216
Daseke, Inc.(a)	3,022	33,786
Heartland Express, Inc.	3,946	59,032
HyreCar, Inc.(a)	1,144	3,890
Knight-Swift Transportation Holdings, Inc.	12,178	689,031
Landstar System, Inc.	2,858	457,280
Marten Transport Ltd.	4,833	80,663
PAM Transportation Services, Inc.(a)	179	12,499
Ryder System, Inc.	3,832	280,464
Saia, Inc.(a)(b)	2,010	571,403
Schneider National, Inc., Class B	4,060	103,936

Security	Shares	Value

Road & Rail (continued)
TuSimple Holdings, Inc., Class A(a)	9,671	$181,428
Universal Logistics Holdings, Inc.	635	10,814
US Xpress Enterprises, Inc., Class A(a)(b)	1,709	7,708
Werner Enterprises, Inc.	4,564	203,509
XPO Logistics, Inc.(a)	7,355	486,680
Yellow Corp.(a)	3,711	38,743

		4,374,439

Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(a)	3,070	87,127
Alpha & Omega Semiconductor Ltd.(a)	1,447	65,158
Ambarella, Inc.(a)	2,599	364,250
Amkor Technology, Inc.	7,581	166,934
Atomera, Inc.(a)(b)	1,787	25,250
Axcelis Technologies, Inc.(a)	2,548	159,530
AXT, Inc.(a)(b)	2,786	20,867
Azenta Inc.	5,475	461,761
CEVA, Inc.(a)	1,664	62,683
Cirrus Logic, Inc.(a)	4,358	389,780
CMC Materials, Inc.	2,138	386,721
Cohu, Inc.(a)	3,771	124,368
Diodes, Inc.(a)	3,297	305,929
Enphase Energy, Inc.(a)	9,967	1,400,064
Entegris, Inc.	10,233	1,226,323
First Solar, Inc.(a)	7,952	623,278
FormFactor, Inc.(a)	5,909	252,551
Ichor Holdings Ltd.(a)	2,233	94,724
Impinj, Inc.(a)	1,489	118,212
Kopin Corp.(a)	5,063	14,885
Kulicke & Soffa Industries, Inc.	4,649	254,254
Lattice Semiconductor Corp.(a)	10,319	569,815
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,778	231,251
MaxLinear, Inc.(a)	5,328	319,787
Meta Materials, Inc.(a)(b)	16,258	27,151
MKS Instruments, Inc.	4,146	643,998
Monolithic Power Systems, Inc.	3,383	1,363,112
NeoPhotonics Corp.(a)	3,676	56,463
NVE Corp.	310	19,180
ON Semiconductor Corp.(a)	31,994	1,887,646
Onto Innovation, Inc.(a)	3,710	339,613
PDF Solutions, Inc.(a)	2,455	72,987
Photronics, Inc.(a)	4,179	74,721
Power Integrations, Inc.	4,587	370,217
Rambus, Inc.(a)	8,392	211,898
Semtech Corp.(a)	4,874	346,541
Silicon Laboratories, Inc.(a)	3,029	500,361
SiTime Corp.(a)	1,159	270,151
SkyWater Technology, Inc.(a)(b)	489	4,905
SMART Global Holdings, Inc.(a)	1,353	77,608
SunPower Corp.(a)	5,633	94,522
Synaptics, Inc.(a)	2,906	611,277
Ultra Clean Holdings, Inc.(a)	3,400	171,428
Universal Display Corp.	3,330	511,188
Veeco Instruments, Inc.(a)	3,664	100,723
Wolfspeed, Inc.(a)(b)	8,681	818,097

		16,299,289

Software — 6.6%
8x8, Inc.(a)	8,480	130,168
A10 Networks, Inc.	4,782	70,774
ACI Worldwide, Inc.(a)	9,011	309,708
Agilysys, Inc.(a)	1,702	64,778
Alarm.com Holdings, Inc.(a)	3,599	268,377

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Alkami Technology, Inc.(a)	2,179	$33,426
Altair Engineering, Inc., Class A(a)	3,373	212,229
Alteryx, Inc., Class A(a)	4,548	259,554
American Software, Inc., Class A	2,042	46,946
Anaplan, Inc.(a)	10,723	517,706
Appfolio, Inc., Class A(a)	1,462	168,510
Appian Corp.(a)	3,012	169,786
Arteris, Inc.(a)	637	9,421
Asana, Inc., Class A(a)	5,507	289,007
Aspen Technology, Inc.(a)	5,016	753,203
Avalara, Inc.(a)	6,444	706,391
Avaya Holdings Corp.(a)	6,638	120,944
AvidXchange Holdings, Inc.(a)(b)	1,944	20,140
Benefitfocus, Inc.(a)	1,988	22,146
Bentley Systems, Inc., Class B	10,512	422,267
Bill.Com Holdings, Inc.(a)	6,935	1,305,236
Black Knight, Inc.(a)	11,443	853,648
Blackbaud, Inc.(a)	3,498	238,354
Blackline, Inc.(a)	4,084	375,197
Bottomline Technologies DE, Inc.(a)(b)	3,403	191,895
Box, Inc., Class A(a)	10,823	282,805
BTRS Holdings, Inc.(a)	5,056	32,358
C3.AI, Inc., Class A(a)(b)	4,528	119,268
CDK Global, Inc.	9,075	389,953
Cerence, Inc.(a)(b)	2,919	185,327
Ceridian HCM Holding, Inc.(a)	9,858	747,434
ChannelAdvisor Corp.(a)	2,477	52,364
Cleanspark, Inc.(a)	2,446	16,437
CommVault Systems, Inc.(a)	3,452	232,872
Consensus Cloud Solutions, Inc.(a)	1,085	61,520
CoreCard Corp.(a)	474	17,585
Couchbase, Inc.(a)	762	17,854
CS Disco, Inc.(a)(b)	476	16,336
Datto Holding Corp.(a)	2,024	50,418
Digimarc Corp.(a)	927	29,386
Digital Turbine, Inc.(a)(b)	6,648	293,509
Dolby Laboratories, Inc., Class A	4,896	430,114
Domo, Inc., Class B(a)	2,261	106,177
DoubleVerify Holdings, Inc.(a)	3,835	106,076
Dropbox, Inc., Class A(a)(b)	22,756	563,211
Duck Creek Technologies, Inc.(a)	5,379	137,433
Dynatrace, Inc.(a)	14,951	820,212
E2open Parent Holdings, Inc.(a)(b)	15,689	145,908
Ebix, Inc.	1,813	55,097
eGain Corp.(a)	1,349	13,935
Elastic NV(a)(b)	5,467	509,798
Enfusion, Inc.(a)	1,578	21,792
EngageSmart, Inc.(a)	1,166	25,489
Envestnet, Inc.(a)	3,481	257,385
Everbridge, Inc.(a)	2,957	151,162
EverCommerce, Inc.(a)(b)	1,213	14,580
Fair Isaac Corp.(a)	1,997	988,495
Five9, Inc.(a)	5,164	649,115
GTY Technology Holdings, Inc.(a)	2,293	11,580
Guidewire Software, Inc.(a)	6,343	639,628
Informatica, Inc., Class A(a)(b)	2,395	66,868
Instructure Holdings, Inc.(a)	928	21,437
Intapp, Inc.(a)	765	15,392
InterDigital, Inc.	2,371	163,670
Jamf Holding Corp.(a)(b)	4,168	137,794
JFrog Ltd.(a)	4,025	107,548
Kaltura, Inc.(a)	1,440	5,170

Security	Shares	Value

Software (continued)
LivePerson, Inc.(a)	4,831	$144,302
Mandiant, Inc.(a)(b)	17,235	260,076
Manhattan Associates, Inc.(a)	4,755	636,552
Marathon Digital Holdings, Inc.(a)(b)	6,994	164,639
McAfee Corp., Class A	6,060	155,439
MeridianLink, Inc.(a)(b)	1,012	19,623
MicroStrategy, Inc., Class A(a)(b)	633	232,950
Mimecast Ltd.(a)	4,535	361,485
Mitek Systems, Inc.(a)	3,619	59,243
Model N, Inc.(a)(b)	2,637	72,939
Momentive Global, Inc.(a)	9,846	168,662
N-Able, Inc.(a)	3,551	39,629
nCino, Inc.(b)	4,114	188,545
NCR Corp.(a)	9,482	360,885
New Relic, Inc.(a)	3,962	416,565
NortonLifeLock, Inc.	41,415	1,077,204
Nuance Communications, Inc.(a)	21,534	1,189,753
Nutanix, Inc., Class A(a)	15,717	429,703
ON24, Inc.(a)	2,039	33,562
OneSpan, Inc.(a)	2,953	47,425
PagerDuty, Inc.(a)	6,059	200,068
Paycor HCM, Inc.(a)(b)	2,397	62,178
Paylocity Holding Corp.(a)	3,009	613,776
Pegasystems, Inc.	3,164	313,932
Ping Identity Holding Corp.(a)	4,677	92,558
Procore Technologies, Inc.(a)	4,590	287,150
Progress Software Corp.	3,355	152,686
PROS Holdings, Inc.(a)	3,032	84,017
PTC, Inc.(a)	7,948	924,034
Q2 Holdings, Inc.(a)	4,054	264,524
Qualys, Inc.(a)	2,590	331,883
Rapid7, Inc.(a)(b)	4,223	406,802
Rekor Systems, Inc.(a)(b)	2,029	9,435
Rimini Street, Inc.(a)	2,822	14,533
Riot Blockchain, Inc.(a)(b)	6,660	106,160
SailPoint Technologies Holding, Inc.(a)	7,027	271,875
Sapiens International Corp. NV	2,503	79,696
SecureWorks Corp., Class A(a)	715	10,546
ShotSpotter, Inc.(a)	563	14,846
Smartsheet, Inc., Class A(a)	9,327	580,326
Smith Micro Software, Inc.(a)	2,783	11,633
Sprout Social, Inc., Class A(a)	3,414	235,054
SPS Commerce, Inc.(a)	2,756	341,331
Stronghold Digital Mining, Inc.(a)	897	8,010
Sumo Logic, Inc.(a)(b)	6,366	75,819
Telos Corp.(a)(b)	2,932	34,275
Tenable Holdings, Inc.(a)	6,989	359,235
Teradata Corp.(a)	8,082	326,028
Upland Software, Inc.(a)	2,117	41,493
Varonis Systems, Inc.(a)	8,178	304,712
Verint Systems, Inc.(a)(b)	4,742	243,407
Veritone, Inc.(a)(b)	2,089	32,944
Viant Technology, Inc., Class A(a)	704	5,625
VirnetX Holding Corp.(a)	3,999	9,038
Vonage Holdings Corp.(a)	17,935	373,765
Workiva, Inc.(a)	3,258	385,356
Xperi Holding Corp.	7,874	132,834
Yext, Inc.(a)	9,099	73,702
Zendesk, Inc.(a)	8,975	884,127
Zuora, Inc., Class A(a)	8,297	137,979

		31,166,876

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.4%
Aaron’s Co., Inc.	2,311	$48,924
Abercrombie & Fitch Co., Class A(a)	4,394	171,366
Academy Sports & Outdoors, Inc.(a)	5,945	231,261
American Eagle Outfitters, Inc.	11,225	256,267
America’s Car-Mart, Inc.(a)	411	39,012
Arko Corp.(a)(b)	8,831	72,591
Asbury Automotive Group, Inc.(a)	1,744	280,732
AutoNation, Inc.(a)	3,044	331,796
Barnes & Noble Education, Inc.(a)	3,828	23,045
Bed Bath & Beyond, Inc.(a)(b)	8,001	129,936
Big 5 Sporting Goods Corp.	1,969	38,770
Boot Barn Holdings, Inc.(a)	2,222	204,357
Buckle, Inc.	2,188	82,356
Caleres, Inc.	2,545	61,029
Camping World Holdings, Inc., Class A	3,186	105,775
CarLotz, Inc.(a)	4,432	8,997
Cato Corp., Class A	1,422	23,492
Chico’s FAS, Inc.(a)	10,071	47,434
Children’s Place, Inc.(a)	1,037	73,368
Citi Trends, Inc.(a)	785	38,245
Conn’s, Inc.(a)(b)	1,303	31,624
Container Store Group, Inc.(a)	2,232	22,766
Designer Brands, Inc., Class A(a)	4,442	58,501
Dick’s Sporting Goods, Inc.	4,801	554,035
Five Below, Inc.(a)	4,202	689,128
Floor & Decor Holdings, Inc., Class A(a)(b)	7,803	848,342
Foot Locker, Inc.	6,646	296,943
GameStop Corp., Class A(a)(b)	4,908	534,629
Gap, Inc.	15,632	282,470
Genesco, Inc.(a)	1,231	79,190
Group 1 Automotive, Inc.	1,331	226,017
GrowGeneration Corp.(a)	4,139	34,933
Guess?, Inc.	3,028	69,705
Haverty Furniture Cos., Inc.	1,178	34,775
Hibbett, Inc.	1,154	71,144
JOANN, Inc.(b)	747	7,985
Kirkland’s, Inc.(a)	920	15,576
Lazydays Holdings, Inc.(a)	451	7,324
Leslie’s, Inc.(a)	9,708	202,218
Lithia Motors, Inc.	2,247	656,416
Lumber Liquidators Holdings, Inc.(a)	2,032	29,342
MarineMax, Inc.(a)	1,670	78,590
Monro, Inc.	2,498	124,226
Murphy USA, Inc.	1,814	356,741
National Vision Holdings, Inc.(a)	6,253	255,623
ODP Corp.(a)	3,338	147,640
OneWater Marine, Inc., Class A	720	37,231
Party City Holdco, Inc.(a)	7,843	37,097
Penske Automotive Group, Inc.	2,298	233,546
Petco Health & Wellness Co., Inc.(a)	4,164	78,075
Rent-A-Center, Inc.	4,922	207,462
RH(a)	1,332	536,556
Sally Beauty Holdings, Inc.(a)(b)	8,335	143,112
Shift Technologies, Inc.(a)(b)	3,990	9,137
Shoe Carnival, Inc.	1,497	51,138
Signet Jewelers Ltd.	4,021	346,329
Sleep Number Corp.(a)(b)	1,709	122,194
Sonic Automotive, Inc., Class A	1,627	82,993
Sportsman’s Warehouse Holdings, Inc.(a)	2,982	32,683
Tilly’s, Inc., Class A	1,735	22,867
Torrid Holdings, Inc.(a)	1,152	10,598
TravelCenters of America, Inc.(a)	911	41,523

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc.(a)	5,463	$156,897
Vroom, Inc.(a)(b)	8,376	67,176
Williams-Sonoma, Inc.	5,641	905,606
Winmark Corp.	279	60,102
Zumiez, Inc.(a)	1,622	72,909

		11,239,867

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	9,608	171,983
Avid Technology, Inc.(a)	2,991	93,798
Corsair Gaming, Inc.(a)	2,337	45,665
Diebold Nixdorf, Inc.(a)	5,472	51,109
Eastman Kodak Co.(a)(b)	2,929	11,511
Pure Storage, Inc., Class A(a)	20,432	541,244
Quantum Corp.(a)	3,627	18,280
Super Micro Computer, Inc.(a)	3,402	137,849
Turtle Beach Corp.(a)	1,439	29,240
Xerox Holdings Corp.	10,875	229,571

		1,330,250

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	11,247	675,607
Carter’s, Inc.	3,136	292,024
Columbia Sportswear Co.	2,969	275,731
Crocs, Inc.(a)(b)	4,412	452,759
Deckers Outdoor Corp.(a)	2,104	673,764
Fossil Group, Inc.(a)	3,602	39,946
G-III Apparel Group Ltd.(a)	3,721	101,100
Hanesbrands, Inc.	25,723	414,140
Kontoor Brands, Inc.	3,763	185,478
Movado Group, Inc.	1,061	39,331
Oxford Industries, Inc.	1,292	106,448
PLBY Group, Inc.(a)	2,295	36,468
PVH Corp.	5,447	517,520
Ralph Lauren Corp.	3,646	404,123
Rocky Brands, Inc.	446	19,080
Skechers USA, Inc., Class A(a)	9,829	412,818
Steven Madden Ltd.	6,058	249,226
Superior Group of Cos., Inc.	682	13,933
Tapestry, Inc.	20,944	794,825
Under Armour, Inc., Class A(a)	14,706	276,914
Under Armour, Inc., Class C(a)	15,308	244,775
Unifi, Inc.(a)	822	15,626
Vera Bradley, Inc.(a)	1,667	13,653
Wolverine World Wide, Inc.	6,111	161,880

		6,417,169

Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.(a)(b)	4,180	215,270
Blue Foundry Bancorp(a)(b)	2,426	35,614
Bridgewater Bancshares, Inc.(a)	1,386	24,657
Capitol Federal Financial, Inc.	8,839	98,378
Columbia Financial, Inc.(a)	3,409	72,169
Essent Group Ltd.	8,058	367,767
Federal Agricultural Mortgage Corp., Class C	702	85,504
Finance Of America Cos., Inc., Class A(a)	2,141	7,986
Flagstar Bancorp, Inc.	3,545	160,411
FS Bancorp, Inc.	384	12,756
Hingham Institution for Savings	106	41,110
Home Bancorp, Inc.	574	22,300
Home Point Capital, Inc.	696	2,777
Kearny Financial Corp.	6,498	84,084
Luther Burbank Corp.	1,439	18,462
Merchants Bancorp	1,249	36,408

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	25,177	$382,187
Mr Cooper Group, Inc.(a)	4,456	178,908
New York Community Bancorp, Inc.	33,838	394,551
NMI Holdings, Inc., Class A(a)	6,217	153,809
Northfield Bancorp, Inc.	3,301	52,024
Ocwen Financial Corp.(a)	544	19,954
PCSB Financial Corp.	942	17,597
PennyMac Financial Services, Inc.	2,334	146,342
Pioneer Bancorp, Inc.(a)	699	8,080
Provident Bancorp, Inc.	937	16,941
Provident Financial Services, Inc.	5,360	129,551
Radian Group, Inc.	13,984	313,102
Southern Missouri Bancorp, Inc.	566	31,300
TFS Financial Corp.	4,152	72,162
TrustCo Bank Corp.	1,068	36,205
UWM Holdings Corp.	6,361	32,886
Velocity Financial Inc.(a)	531	6,829
Walker & Dunlop, Inc.	2,239	296,466
Washington Federal, Inc.	5,308	185,886
Waterstone Financial, Inc.	2,085	42,576
WSFS Financial Corp.	4,459	233,562

		4,036,571

Tobacco — 0.1%
22nd Century Group, Inc.(a)	11,373	24,679
Turning Point Brands, Inc.	938	33,046
Universal Corp.	1,916	104,288
Vector Group Ltd.	11,211	124,554

		286,567

Trading Companies & Distributors — 1.2%
Air Lease Corp.	8,246	328,273
Alta Equipment Group, Inc.(a)	1,317	17,951
Applied Industrial Technologies, Inc.	2,932	287,277
Beacon Roofing Supply, Inc.(a)	4,270	234,295
BlueLinx Holdings, Inc.(a)	669	47,927
Boise Cascade Co.	3,009	211,292
Core & Main, Inc., Class A(a)	2,872	69,072
Custom Truck One Source, Inc.(a)(b)	3,614	29,707
DXP Enterprises, Inc.(a)	1,267	36,173
EVI Industries, Inc.(a)(b)	255	5,638
GATX Corp.	2,666	278,464
Global Industrial Co.	753	26,325
GMS, Inc.(a)	3,098	158,556
H&E Equipment Services, Inc.	2,433	101,286
Herc Holdings, Inc.	1,901	305,015
Karat Packaging, Inc.(a)	226	3,736
Lawson Products, Inc.(a)	284	13,819
McGrath RentCorp	1,766	134,587
MRC Global, Inc.(a)	5,391	39,947
MSC Industrial Direct Co., Inc., Class A	3,309	270,147
NOW, Inc.(a)	8,260	73,431
Rush Enterprises, Inc., Class A	3,248	171,559
Rush Enterprises, Inc., Class B	502	25,472
SiteOne Landscape Supply, Inc.(a)(b)	3,340	601,601
Textainer Group Holdings Ltd.	3,364	123,728
Titan Machinery, Inc.(a)	1,299	40,009
Transcat, Inc.(a)	533	50,587
Triton International Ltd.	5,113	308,928
Univar Solutions, Inc.(a)	12,824	339,836
Veritiv Corp.(a)	1,150	107,042
Watsco, Inc.	2,447	691,424

Security	Shares	Value

Trading Companies & Distributors (continued)
WESCO International, Inc.(a)	3,369	$410,647
Willis Lease Finance Corp.(a)	240	8,585

		5,552,336

Water Utilities — 0.4%
American States Water Co.	2,791	257,414
Artesian Resources Corp., Class A	484	23,329
Cadiz, Inc.(a)(b)	1,481	4,161
California Water Service Group	3,949	245,193
Essential Utilities, Inc.	17,388	847,491
Global Water Resources, Inc.	556	8,540
Middlesex Water Co.	1,224	123,918
Pure Cycle Corp.(a)	1,157	14,833
SJW Group	2,123	146,190
York Water Co.	921	41,832

		1,712,901

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)(b)	4,276	53,236
Shenandoah Telecommunications Co.	3,721	84,727
Telephone & Data Systems, Inc.	7,640	151,272
United States Cellular Corp.(a)	1,027	31,447

		320,682

Total Common Stocks — 99.2% (Cost: $372,163,694)		470,919,078

Investment Companies

Equity Funds(d) — 0.5%
iShares Russell 2000 ETF	6,860	1,380,506
iShares Russell Mid-Cap ETF	14,012	1,077,383

		2,457,889

Total Investment Companies — 0.5% (Cost: $2,326,191)		2,457,889

Total Long-Term Investments — 99.7% (Cost: $374,489,885)		473,376,967

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(d)(e)(f)	25,710,270	25,717,983
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(e)	1,337,100	1,337,100

Total Short-Term Securities — 5.7% (Cost: $27,056,364)		27,055,083

Total Investments — 105.4% (Cost: $401,546,249)		500,432,050

Liabilities in Excess of Other Assets — (5.4)%		(25,628,041)

Net Assets — 100.0%		$474,804,009

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$37,718,513	$—	$(11,993,892	)(a)	$772	$(7,410)	$25,717,983	25,710,270	$74,417	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	18,388,584	—	(17,051,484	)(a)	—	—	1,337,100	1,337,100	101		—

iShares Russell 2000 ETF	2,705,210	28,778,712	(29,711,664)		(344,838)	(46,914)	1,380,506	6,860	10,601		—

iShares Russell Mid-Cap ETF	1,806,939	18,382,827	(19,008,610)		28,279	(132,052)	1,077,383	14,012	7,853		—

					$(315,787)	$(186,376)	$29,512,972		$92,972		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	10	03/18/22	$1,012	$(87,667)
S&P Mid 400 E-Mini Index	3	03/18/22	789	(35,323)

				$(122,990)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$122,990	$—	$—	$—	$122,990

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(31,497)	$—	$—	$—	$(31,497)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(123,428)	$—	$—	$—	$(123,428)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,770,260

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,892,104	$—	$—	$6,892,104
Air Freight & Logistics	1,303,692	—	—	1,303,692
Airlines	2,536,134	—	—	2,536,134
Auto Components	5,177,116	—	—	5,177,116
Automobiles	1,200,541	—	—	1,200,541
Banks	32,446,525	—	—	32,446,525
Beverages	1,121,843	—	—	1,121,843
Biotechnology	19,762,618	—	1,998	19,764,616
Building Products	10,334,981	—	—	10,334,981
Capital Markets	12,588,395	—	—	12,588,395
Chemicals	11,389,242	—	—	11,389,242
Commercial Services & Supplies	5,424,149	—	—	5,424,149
Communications Equipment	5,019,641	—	—	5,019,641
Construction & Engineering	5,697,280	—	—	5,697,280
Construction Materials	828,041	—	—	828,041
Consumer Finance	3,223,615	—	—	3,223,615
Containers & Packaging	7,254,345	—	—	7,254,345
Distributors	1,423,157	—	—	1,423,157
Diversified Consumer Services	4,295,638	—	—	4,295,638
Diversified Financial Services	861,255	—	—	861,255
Diversified Telecommunication Services	1,210,792	—	—	1,210,792
Electric Utilities	3,975,365	—	—	3,975,365
Electrical Equipment	7,292,860	—	—	7,292,860
Electronic Equipment, Instruments & Components	9,726,720	—	—	9,726,720
Energy Equipment & Services	2,482,847	—	—	2,482,847
Entertainment	3,665,327	—	—	3,665,327
Equity Real Estate Investment Trusts (REITs)	38,482,596	—	—	38,482,596
Food & Staples Retailing	3,717,042	—	—	3,717,042
Food Products	6,906,564	—	—	6,906,564
Gas Utilities	3,058,681	—	—	3,058,681
Health Care Equipment & Supplies	10,361,988	—	—	10,361,988
Health Care Providers & Services	10,372,264	—	—	10,372,264
Health Care Technology	2,956,236	—	—	2,956,236
Hotels, Restaurants & Leisure	11,661,575	—	—	11,661,575

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$8,122,192	$—	$—	$8,122,192
Household Products	989,618	—	—	989,618
Independent Power and Renewable Electricity Producers	1,773,342	—	—	1,773,342
Insurance	15,218,038	—	—	15,218,038
Interactive Media & Services	1,572,103	—	—	1,572,103
Internet & Direct Marketing Retail	1,163,752	—	—	1,163,752
IT Services	12,472,410	—	—	12,472,410
Leisure Products	3,068,274	—	—	3,068,274
Life Sciences Tools & Services	11,123,143	—	—	11,123,143
Machinery	17,196,798	—	—	17,196,798
Marine	742,129	—	—	742,129
Media	5,691,073	—	—	5,691,073
Metals & Mining	6,393,204	30,286	—	6,423,490
Mortgage Real Estate Investment Trusts (REITs)	4,229,926	—	—	4,229,926
Multiline Retail	2,050,393	—	—	2,050,393
Multi-Utilities	2,175,148	—	—	2,175,148
Oil, Gas & Consumable Fuels	19,122,481	—	—	19,122,481
Paper & Forest Products	728,111	—	—	728,111
Personal Products	1,676,866	—	—	1,676,866
Pharmaceuticals	6,021,823	—	—	6,021,823
Professional Services	8,859,018	—	—	8,859,018
Real Estate Management & Development	3,108,836	—	—	3,108,836
Road & Rail	4,374,439	—	—	4,374,439
Semiconductors & Semiconductor Equipment	16,299,289	—	—	16,299,289
Software	31,166,876	—	—	31,166,876
Specialty Retail	11,239,867	—	—	11,239,867
Technology Hardware, Storage & Peripherals	1,330,250	—	—	1,330,250
Textiles, Apparel & Luxury Goods	6,417,169	—	—	6,417,169
Thrifts & Mortgage Finance	4,036,571	—	—	4,036,571
Tobacco	286,567	—	—	286,567
Trading Companies & Distributors	5,552,336	—	—	5,552,336
Water Utilities	1,712,901	—	—	1,712,901
Wireless Telecommunication Services	320,682	—	—	320,682
Investment Companies	2,457,889	—	—	2,457,889
Short-Term Securities
Money Market Funds	27,055,083	—	—	27,055,083

	$500,399,766	$30,286	$1,998	$500,432,050

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(122,990)	$—	$—	$(122,990)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	1,832	$73,775
Aerojet Rocketdyne Holdings, Inc.	4,402	169,873
AeroVironment, Inc.(a)	1,173	66,767
Astronics Corp.(a)(b)	802	9,648
Axon Enterprise, Inc.(a)	3,648	510,465
Boeing Co.(a)	30,019	6,011,004
BWX Technologies, Inc.	5,316	236,615
Byrna Technologies, Inc.(a)	889	9,699
Curtiss-Wright Corp.	2,277	302,363
Ducommun, Inc.(a)	463	20,256
General Dynamics Corp.	13,919	2,952,220
HEICO Corp.	2,509	342,202
HEICO Corp., Class A	4,494	492,992
Hexcel Corp.(a)	4,786	249,686
Howmet Aerospace, Inc.	21,551	670,021
Huntington Ingalls Industries, Inc.	2,178	407,722
Kaman Corp.	1,670	66,750
Kratos Defense & Security Solutions, Inc.(a)	6,472	108,471
L3Harris Technologies, Inc.	10,905	2,282,307
Lockheed Martin Corp.	13,870	5,397,233
Maxar Technologies, Inc.	4,526	117,721
Mercury Systems, Inc.(a)	3,318	188,861
Moog, Inc., Class A	2,034	155,072
National Presto Industries, Inc.	532	43,757
Northrop Grumman Corp.	8,320	3,077,568
PAE, Inc.(a)	4,825	48,298
Park Aerospace Corp.	2,497	33,784
Parsons Corp.(a)	1,324	40,316
Raytheon Technologies Corp.	83,833	7,560,898
Spirit AeroSystems Holdings, Inc., Class A	6,049	265,128
Textron, Inc.	12,047	819,919
TransDigm Group, Inc.(a)	2,878	1,773,395
Triumph Group, Inc.(a)	3,986	72,625
Vectrus, Inc.(a)	1,014	46,654
Virgin Galactic Holdings Inc.(a)(b)	9,776	89,939
Woodward, Inc.	3,271	360,693

		35,074,697

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	3,269	87,773
Atlas Air Worldwide Holdings, Inc.(a)	1,506	120,977
C.H. Robinson Worldwide, Inc.	7,324	766,457
Expeditors International of Washington, Inc.	9,320	1,066,953
FedEx Corp.	13,742	3,378,608
Forward Air Corp.	1,607	170,824
GXO Logistics, Inc.(a)	5,353	434,717
Hub Group, Inc., Class A(a)	1,752	132,661
Radiant Logistics, Inc.(a)	1,065	6,614
United Parcel Service, Inc., Class B	40,632	8,216,197

		14,381,781

Airlines(a) — 0.2%
Alaska Air Group, Inc.	6,770	370,590
Allegiant Travel Co.	769	137,390
American Airlines Group, Inc.	35,408	583,170
Copa Holdings SA, Class A	1,947	162,730
Delta Air Lines, Inc.	34,736	1,378,672
Frontier Group Holdings, Inc.(b)	1,674	21,896
Hawaiian Holdings, Inc.	2,898	49,556
JetBlue Airways Corp.	17,926	262,257
Mesa Air Group, Inc.	1,258	6,290

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	2,859	$109,071
Southwest Airlines Co.	33,394	1,494,715
Spirit Airlines, Inc.	7,108	152,609
Sun Country Airlines Holdings, Inc.	2,011	53,452
United Airlines Holdings, Inc.	18,318	785,476

		5,567,874

Auto Components — 0.2%
Adient PLC(a)	5,529	232,052
American Axle & Manufacturing Holdings, Inc.(a)	6,123	49,841
Aptiv PLC(a)	15,030	2,052,798
BorgWarner, Inc.	13,316	583,907
Cooper-Standard Holdings, Inc.(a)	597	12,292
Dana, Inc.	7,592	164,443
Dorman Products, Inc.(a)	1,364	127,711
Fox Factory Holding Corp.(a)	2,359	313,912
Gentex Corp.	13,775	432,535
Gentherm, Inc.(a)	1,943	169,799
Goodyear Tire & Rubber Co.(a)	15,578	322,932
LCI Industries	1,449	178,473
Lear Corp.	3,357	561,693
Modine Manufacturing Co.(a)	3,006	27,505
Motorcar Parts of America, Inc.(a)	702	11,604
Patrick Industries, Inc.	1,396	89,902
QuantumScape Corp.(a)(b)	14,360	239,668
Standard Motor Products, Inc.	1,011	48,397
Stoneridge, Inc.(a)	1,548	29,211
Tenneco, Inc., Class A(a)	3,547	37,244
Visteon Corp.(a)	1,782	180,891
XL Fleet Corp.(a)	2,774	5,936
XPEL Inc.(a)	1,008	62,859

		5,935,605

Automobiles — 2.1%
Arcimoto, Inc.(a)(b)	1,593	9,733
Canoo, Inc.(a)(b)	7,133	43,654
Fisker, Inc.(a)(b)	9,734	114,959
Ford Motor Co.	219,130	4,448,339
General Motors Co.(a)	76,868	4,053,250
Harley-Davidson, Inc.	8,797	304,112
Lordstown Motors Corp., Class A(a)(b)	5,606	16,818
Rivian Automotive, Inc., Class A(a)(b)	8,105	532,823
Tesla, Inc.(a)	45,384	42,512,100
Thor Industries, Inc.	2,960	279,986
Winnebago Industries, Inc.	2,035	131,298
Workhorse Group, Inc.(a)	6,200	20,956

		52,468,028

Banks — 4.4%
1st Source Corp.	2,496	124,500
Allegiance Bancshares, Inc.	1,063	46,804
Amalgamated Financial Corp.	666	11,329
Amerant Bancorp, Inc.	2,322	78,948
American National Bankshares, Inc.	234	8,845
Ameris Bancorp.	3,711	182,989
Arrow Financial Corp.	496	17,548
Associated Banc-Corp.	9,965	238,163
Atlantic Capital Bancshares, Inc.(a)	685	20,632
Atlantic Union Bankshares Corp.	5,090	207,265
Banc of California, Inc.	6,112	118,084
BancFirst Corp.	1,536	115,123
Bancorp, Inc.(a)	1,904	56,777
Bank First Corp.	309	21,627
Bank of America Corp.	404,451	18,661,369

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Hawaii Corp.	2,202	$189,526
Bank of Marin Bancorp	2,507	93,486
Bank of NT Butterfield & Son Ltd.	2,766	101,374
Bank OZK	7,123	333,713
BankUnited, Inc.	3,469	144,831
Banner Corp.	981	60,930
Bar Harbor Bankshares	1,349	41,198
Berkshire Hills Bancorp, Inc.	2,000	59,180
Blue Ridge Bankshares, Inc.	1,301	23,730
BOK Financial Corp.	1,851	189,820
Brookline Bancorp, Inc.	2,260	38,646
Business First Bancshares, Inc.	1,155	31,705
Byline Bancorp, Inc.	1,662	43,212
Cadence Bank	7,133	222,336
Cambridge Bancorp	245	21,937
Camden National Corp.	528	26,220
Capital Bancorp, Inc.	643	16,615
Capital City Bank Group, Inc.	363	10,041
Capstar Financial Holdings, Inc.	1,127	24,174
Carter Bankshares, Inc.(a)	1,048	16,129
Cathay General Bancorp	5,815	262,605
CBTX, Inc.	1,468	43,203
Central Pacific Financial Corp.	427	12,426
Citigroup, Inc.	111,294	7,247,465
Citizens & Northern Corp.	1,802	45,266
Citizens Financial Group, Inc.	23,473	1,208,155
City Holding Co.	442	35,453
Civista Bancshares, Inc.	808	19,481
CNB Financial Corp.	1,531	40,893
Coastal Financial Corp.(a)	714	34,572
Columbia Banking System, Inc.	2,735	95,096
Comerica, Inc.	7,247	672,377
Commerce Bancshares, Inc.	6,423	442,609
Community Bank System, Inc.	1,925	137,484
Community Trust Bancorp, Inc.	2,423	107,072
ConnectOne Bancorp, Inc.	2,102	67,285
CrossFirst Bankshares, Inc.(a)	2,745	42,438
Cullen/Frost Bankers, Inc.	3,216	453,488
Customers Bancorp, Inc.(a)	1,668	97,244
CVB Financial Corp.	7,213	158,902
Dime Community Bancshares, Inc.	1,767	61,774
Eagle Bancorp, Inc.	1,044	62,609
East West Bancorp, Inc.	8,156	704,189
Eastern Bankshares, Inc.	10,087	214,752
Enterprise Bancorp, Inc.	214	9,136
Enterprise Financial Services Corp.	1,968	97,495
Equity Bancshares, Inc., Class A	1,265	40,556
Farmers National Banc Corp.	1,865	32,544
FB Financial Corp.	1,697	75,550
Fidelity D&D Bancorp, Inc.	168	8,842
Fifth Third Bancorp	37,986	1,695,315
Financial Institutions, Inc.	1,577	50,842
First Bancorp, Inc.	314	10,092
First BanCorp, Puerto Rico	5,114	74,409
First Bancorp/Southern Pines NC	897	39,387
First Bancshares, Inc.	1,176	42,418
First Bank/Hamilton	1,767	25,887
First Busey Corp.	4,173	116,343
First Citizens BancShares, Inc., Class A	675	525,879
First Commonwealth Financial Corp.	3,047	50,458
First Community Bancshares, Inc.	576	17,977
First Financial Bancorp	3,434	86,571
First Financial Bankshares, Inc.	7,245	340,443

Security	Shares	Value

Banks (continued)
First Financial Corp.	515	$23,118
First Foundation, Inc.	2,299	60,119
First Hawaiian, Inc.	7,256	205,708
First Horizon Corp.	30,480	521,513
First Internet Bancorp	258	12,967
First Interstate Bancsystem, Inc., Class A	2,789	102,496
First Merchants Corp.	2,981	126,484
First Mid Bancshares, Inc.	847	34,854
First Midwest Bancorp, Inc.	3,526	73,235
First of Long Island Corp.	1,705	37,357
First Republic Bank	10,090	1,751,523
Flushing Financial Corp.	1,802	42,545
FNB Corp.	21,845	282,237
Fulton Financial Corp.	11,311	203,032
German American Bancorp, Inc.	1,941	76,864
Glacier Bancorp, Inc.	6,449	334,897
Great Southern Bancorp, Inc.	1,869	110,906
Great Western Bancorp, Inc.	1,846	57,004
Guaranty Bancshares, Inc.	297	10,555
Hancock Whitney Corp.	5,243	276,411
Hanmi Financial Corp.	907	24,380
HarborOne Bancorp, Inc.	5,315	75,473
Heartland Financial USA, Inc.	2,318	120,606
Heritage Commerce Corp.	3,436	42,813
Heritage Financial Corp.	1,053	25,546
Hilltop Holdings, Inc.	3,539	116,893
Home BancShares, Inc.	8,335	196,373
HomeStreet, Inc.	954	46,508
HomeTrust Bancshares, Inc.	642	19,985
Hope Bancorp, Inc.	3,638	60,937
Horizon Bancorp, Inc.	2,632	56,141
Huntington Bancshares, Inc.	81,104	1,221,426
Independent Bank Corp.	3,093	206,712
Independent Bank Group, Inc.	1,861	141,287
International Bancshares Corp.	3,311	139,161
Investors Bancorp, Inc.	12,452	203,217
JPMorgan Chase & Co.	164,929	24,508,449
KeyCorp.	53,619	1,343,692
Lakeland Bancorp, Inc.	4,929	93,306
Lakeland Financial Corp.	1,121	89,602
Live Oak Bancshares, Inc.(b)	1,658	97,590
M&T Bank Corp.	7,156	1,212,083
Macatawa Bank Corp.	816	7,377
Mercantile Bank Corp.	497	19,120
Meta Financial Group, Inc.	1,236	73,493
Metrocity Bankshares, Inc.	765	19,729
Metropolitan Bank Holding Corp.(a)	533	53,300
Mid Penn Bancorp, Inc.	806	24,059
Midland States Bancorp, Inc.	963	27,802
MidWestOne Financial Group, Inc.	1,021	32,601
MVB Financial Corp.	865	34,617
National Bank Holdings Corp., Class A	890	40,406
NBT Bancorp, Inc.	1,281	49,549
Nicolet Bankshares, Inc.(a)	940	87,505
Northrim BanCorp, Inc.	226	9,930
Northwest Bancshares, Inc.	4,246	59,911
OceanFirst Financial Corp.	4,668	105,964
OFG Bancorp	1,912	52,905
Old National Bancorp	5,681	104,133
Old Second Bancorp, Inc.	606	8,139
Origin Bancorp, Inc.	1,892	80,826
Orrstown Financial Services, Inc.	348	8,613
Pacific Premier Bancorp, Inc.	3,852	147,339

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
PacWest Bancorp	6,735	$312,706
Park National Corp.	1,046	141,691
Peapack Gladstone Financial Corp.	1,216	44,797
Peoples Bancorp, Inc.	3,439	114,003
Peoples Financial Services Corp.	546	27,699
People’s United Financial, Inc.	24,143	467,891
Pinnacle Financial Partners, Inc.	4,175	403,764
PNC Financial Services Group, Inc.	23,837	4,910,184
Popular, Inc.	4,644	414,105
Preferred Bank/Los Angeles CA	305	23,808
Premier Financial Corp.	1,940	57,909
Primis Financial Corp.	1,942	28,858
Prosperity Bancshares, Inc.	5,101	373,648
QCR Holdings, Inc.	904	51,564
RBB Bancorp	350	9,447
Red River Bancshares, Inc.	282	14,656
Regions Financial Corp.	53,536	1,228,116
Renasant Corp.	1,899	69,845
Republic Bancorp, Inc., Class A	1,265	62,010
Republic First Bancorp, Inc.(a)	1,213	5,216
S&T Bancorp, Inc.	1,347	41,501
Sandy Spring Bancorp, Inc.	2,975	140,747
Seacoast Banking Corp. of Florida	2,936	107,164
ServisFirst Bancshares, Inc.	2,937	249,263
Sierra Bancorp	1,347	35,736
Signature Bank	3,312	1,008,935
Silvergate Capital Corp., Class A(a)	1,365	147,065
Simmons First National Corp., Class A	6,018	172,115
SmartFinancial, Inc.	348	9,330
South Plains Financial, Inc.	1,099	31,794
South State Corp.	4,039	340,932
Southern First Bancshares, Inc.(a)	161	9,435
Southside Bancshares, Inc.	1,208	50,615
Spirit of Texas Bancshares, Inc.	929	25,863
Sterling Bancorp	11,856	311,694
Stock Yards Bancorp, Inc.	1,115	66,432
Summit Financial Group, Inc.	488	13,625
SVB Financial Group(a)	3,169	1,850,379
Synovus Financial Corp.	8,407	418,332
Texas Capital Bancshares, Inc.(a)	3,041	190,671
Tompkins Financial Corp.	1,151	91,574
TowneBank	6,068	190,414
Trico Bancshares	1,297	56,381
TriState Capital Holdings, Inc.(a)	1,824	57,620
Triumph Bancorp, Inc.(a)	1,435	125,534
Truist Financial Corp.	75,486	4,742,031
Trustmark Corp.	3,530	115,007
U.S. Bancorp	75,445	4,390,145
UMB Financial Corp.	2,493	245,436
Umpqua Holdings Corp.	13,358	270,900
United Bankshares, Inc.	7,086	250,348
United Community Banks, Inc.	3,642	128,890
Univest Financial Corp.	4,249	128,022
Valley National Bancorp	22,509	313,325
Veritex Holdings, Inc.	1,506	60,466
Washington Trust Bancorp, Inc.	832	47,491
Webster Financial Corp.	5,170	293,708
Wells Fargo & Co.	224,520	12,079,176
WesBanco, Inc.	4,292	152,323
West BanCorp., Inc.	1,337	39,468
Westamerica BanCorp	987	57,325

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	5,831	$578,377
Wintrust Financial Corp.	3,413	334,713
Zions Bancorp NA	8,469	574,368

		111,945,698

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	515	216,727
Brown-Forman Corp., Class A	2,241	140,376
Brown-Forman Corp., Class B	10,887	734,110
Celsius Holdings, Inc.(a)	3,193	152,402
Coca-Cola Co.	217,903	13,294,262
Coca-Cola Consolidated, Inc.	267	152,991
Constellation Brands, Inc., Class A	8,698	2,067,950
Duckhorn Portfolio, Inc.(a)	2,594	51,776
Keurig Dr Pepper, Inc.	38,871	1,475,155
MGP Ingredients, Inc.	794	60,074
Molson Coors Beverage Co., Class B	9,932	473,359
Monster Beverage Corp.(a)	20,960	1,817,651
National Beverage Corp.	1,540	68,792
PepsiCo, Inc.	77,516	13,450,576
Primo Water Corp.	8,535	142,535

		34,298,736

Biotechnology — 2.3%
2seventy bio, Inc.(a)(b)	1,192	22,255
4D Molecular Therapeutics, Inc.(a)	982	15,516
89bio, Inc.(a)	289	1,702
AbbVie, Inc.	99,200	13,579,488
ACADIA Pharmaceuticals, Inc.(a)	7,340	165,077
Adagio Therapeutics, Inc.(a)(b)	2,455	17,627
Adicet Bio, Inc.(a)	1,548	19,536
Aduro Biotech, Inc.(a)(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	6,141
Aeglea BioTherapeutics, Inc.(a)	2,074	8,918
Affimed NV(a)	6,814	27,801
Agenus, Inc.(a)	12,516	34,544
Agios Pharmaceuticals, Inc.(a)	3,560	109,968
Akebia Therapeutics, Inc.(a)	13,498	26,861
Akero Therapeutics, Inc.(a)	963	16,872
Akouos, Inc.(a)	2,027	13,115
Alaunos Therapeutics, Inc.(a)	9,111	9,840
Albireo Pharma, Inc.(a)(b)	609	17,350
Aldeyra Therapeutics, Inc.(a)	2,558	9,388
Alector, Inc.(a)	2,986	47,358
Aligos Therapeutics, Inc.(a)	956	3,050
Alkermes PLC(a)	9,214	234,957
Allakos, Inc.(a)	1,995	13,486
Allogene Therapeutics, Inc.(a)	3,795	43,453
Allovir, Inc.(a)	1,851	15,104
Alnylam Pharmaceuticals, Inc.(a)	6,657	916,003
Altimmune, Inc.(a)	1,708	13,784
ALX Oncology Holdings, Inc.(a)	841	13,456
Amgen, Inc.	31,951	7,257,350
Amicus Therapeutics, Inc.(a)	13,772	129,595
AnaptysBio, Inc.(a)	865	27,654
Anavex Life Sciences Corp.(a)(b)	3,482	45,545
Anika Therapeutics, Inc.(a)	1,304	41,467
Annexon, Inc.(a)	2,127	15,953
Apellis Pharmaceuticals, Inc.(a)	3,734	150,368
Applied Molecular Transport, Inc.(a)	933	8,789
Applied Therapeutics, Inc.(a)	1,299	4,001
AquaBounty Technologies, Inc.(a)(b)	3,889	6,884
Arbutus Biopharma Corp.(a)	7,498	21,069

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc.(a)	1,279	$33,420
Arcus Biosciences, Inc.(a)	2,735	84,238
Arcutis Biotherapeutics, Inc.(a)	1,650	24,931
Ardelyx, Inc.(a)(b)	5,313	4,390
Arena Pharmaceuticals, Inc.(a)	3,550	326,529
Arrowhead Pharmaceuticals, Inc.(a)	5,536	292,079
Atara Biotherapeutics, Inc.(a)	4,529	69,565
Athenex, Inc.(a)	2,643	2,696
Athersys, Inc.(a)(b)	6,963	6,893
Atossa Therapeutics, Inc.(a)(b)	6,050	8,289
Atreca, Inc., Class A(a)(b)	1,687	3,576
Avid Bioservices, Inc.(a)(b)	3,513	66,290
Avidity Biosciences, Inc.(a)	1,781	29,600
Avita Medical, Inc.(a)	1,264	12,223
Avrobio, Inc.(a)	1,777	3,447
Beam Therapeutics, Inc.(a)(b)	2,869	198,563
Beyondspring, Inc.(a)	4,406	14,231
BioAtla, Inc.(a)	811	7,753
BioCryst Pharmaceuticals, Inc.(a)	9,050	139,822
Biogen, Inc.(a)	8,204	1,854,104
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,130	415,883
BioMarin Pharmaceutical, Inc.(a)	10,364	918,561
Bioxcel Therapeutics, Inc.(a)	1,041	17,593
Black Diamond Therapeutics, Inc.(a)(b)	546	2,277
Bluebird Bio, Inc.(a)	3,578	28,230
Blueprint Medicines Corp.(a)	3,266	251,809
Bolt Biotherapeutics, Inc.(a)	1,119	4,297
Bridgebio Pharma, Inc.(a)	5,906	58,292
C4 Therapeutics, Inc.(a)	2,279	55,676
Cardiff Oncology, Inc.(a)	2,894	9,782
CareDx, Inc.(a)	2,931	122,516
Caribou Biosciences, Inc.(a)	1,032	11,073
Catalyst Pharmaceuticals, Inc.(a)	7,043	40,568
Celldex Therapeutics, Inc.(a)	2,529	78,424
CEL-SCI Corp.(a)	2,268	13,699
Century Therapeutics, Inc.(a)(b)	1,185	15,441
Cerevel Therapeutics Holdings, Inc.(a)	2,455	63,928
ChemoCentryx, Inc.(a)	3,416	91,856
Chimerix, Inc.(a)	2,973	16,976
Chinook Therapeutics, Inc.(a)	1,931	24,910
Clene, Inc.(a)	2,307	6,483
Clovis Oncology, Inc.(a)(b)	3,846	7,846
Codiak Biosciences, Inc.(a)	1,043	6,905
Cogent Biosciences, Inc.(a)	2,592	19,596
Coherus Biosciences, Inc.(a)	3,643	45,027
Cortexyme, Inc.(a)(b)	1,076	6,542
Crinetics Pharmaceuticals, Inc.(a)	2,325	43,919
Cue Biopharma, Inc.(a)	2,621	19,369
Cullinan Oncology, Inc.(a)(b)	976	13,156
CureVac NV(a)	3,051	58,915
Curis, Inc.(a)	4,358	13,902
Cytokinetics, Inc.(a)	4,559	151,313
CytomX Therapeutics, Inc.(a)	4,560	20,976
Day One Biopharmaceuticals, Inc.(a)(b)	1,120	16,520
Deciphera Pharmaceuticals, Inc.(a)	2,226	18,765
Denali Therapeutics, Inc.(a)	5,054	172,948
DermTech, Inc.(a)	1,193	15,282
Design Therapeutics, Inc.(a)(b)	954	12,059
Dynavax Technologies Corp.(a)(b)	6,384	82,800
Dyne Therapeutics, Inc.(a)	1,550	11,501
Eagle Pharmaceuticals, Inc.(a)	611	28,069
Editas Medicine, Inc.(a)	3,741	71,229
Eiger Biopharmaceuticals, Inc.(a)	1,014	4,380

Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions, Inc.(a)	2,980	$139,464
Enanta Pharmaceuticals, Inc.(a)	1,355	80,514
Epizyme, Inc.(a)	3,608	4,438
Erasca, Inc.(a)(b)	1,169	13,853
Evelo Biosciences, Inc.(a)	1,111	5,233
Exact Sciences Corp.(a)	9,655	737,256
Exagen, Inc.(a)	1,879	18,471
Exelixis, Inc.(a)	17,226	311,791
Fate Therapeutics, Inc.(a)(b)	4,554	189,037
FibroGen, Inc.(a)	4,502	67,935
Foghorn Therapeutics, Inc.(a)	1,251	19,240
Forma Therapeutics Holdings, Inc.(a)	1,944	23,017
Forte Biosciences, Inc.(a)(b)	598	1,011
Fortress Biotech, Inc.(a)	6,297	13,161
Frequency Therapeutics, Inc.(a)	1,215	6,525
G1 Therapeutics, Inc.(a)(b)	2,234	22,519
Generation Bio Co.(a)(b)	2,726	17,719
Geron Corp.(a)(b)	13,028	14,591
Gilead Sciences, Inc.	70,797	4,862,338
Global Blood Therapeutics, Inc.(a)	3,164	91,281
Gossamer Bio, Inc.(a)	2,626	25,183
Graphite Bio, Inc.(a)	1,533	14,318
Gritstone bio, Inc.(a)	1,243	6,787
Halozyme Therapeutics, Inc.(a)	7,709	266,808
Harpoon Therapeutics, Inc.(a)	690	3,650
Heron Therapeutics, Inc.(a)(b)	5,088	44,316
Homology Medicines, Inc.(a)(b)	2,223	8,270
Horizon Therapeutics PLC(a)	12,207	1,139,279
Humanigen, Inc.(a)	2,325	5,999
iBio, Inc.(a)	16,470	7,883
Icosavax, Inc.(a)(b)	890	13,581
Ideaya Biosciences, Inc.(a)	1,859	30,804
IGM Biosciences, Inc.(a)	534	9,452
Immuneering Corp., Class A(a)	860	8,600
ImmunityBio, Inc.(a)	3,425	19,934
ImmunoGen, Inc.(a)	10,990	62,093
Immunovant, Inc.(a)	1,328	9,283
Incyte Corp.(a)	10,405	773,404
Infinity Pharmaceuticals, Inc.(a)	6,820	8,457
Inhibrx, Inc.(a)	1,399	37,157
Inovio Pharmaceuticals, Inc.(a)(b)	12,025	49,783
Inozyme Pharma, Inc.(a)(b)	1,258	8,403
Insmed, Inc.(a)	6,318	143,292
Instil Bio, Inc.(a)(b)	3,486	40,472
Intellia Therapeutics, Inc.(a)	3,860	365,040
Intercept Pharmaceuticals, Inc.(a)(b)	997	16,341
Invitae Corp.(a)	10,997	123,606
Ionis Pharmaceuticals, Inc.(a)	8,186	260,315
Iovance Biotherapeutics, Inc.(a)	8,484	141,259
Ironwood Pharmaceuticals, Inc.(a)	8,803	98,153
iTeos Therapeutics, Inc.(a)	952	34,862
IVERIC bio, Inc.(a)	7,350	102,459
Janux Therapeutics, Inc.(a)	958	14,590
Jounce Therapeutics, Inc.(a)	2,971	22,223
KalVista Pharmaceuticals, Inc.(a)	672	8,481
Karuna Therapeutics, Inc.(a)	1,161	128,941
Karyopharm Therapeutics, Inc.(a)	2,939	26,157
Keros Therapeutics, Inc.(a)	1,105	51,239
Kezar Life Sciences, Inc.(a)	2,971	39,158
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	10,500
Kinnate Biopharma, Inc.(a)	1,144	12,561
Kodiak Sciences, Inc.(a)	1,928	113,174
Kronos Bio, Inc.(a)(b)	2,376	21,622

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Krystal Biotech, Inc.(a)	950	$56,050
Kura Oncology, Inc.(a)	3,343	47,103
Kymera Therapeutics, Inc.(a)	1,869	78,498
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	4,847
Ligand Pharmaceuticals, Inc.(a)	802	99,953
Lineage Cell Therapeutics, Inc.(a)	8,090	12,782
Lyell Immunopharma, Inc.(a)(b)	2,241	12,729
MacroGenics, Inc.(a)	3,347	41,335
Madrigal Pharmaceuticals, Inc.(a)	600	34,548
Magenta Therapeutics, Inc.(a)	606	1,982
MannKind Corp.(a)	15,218	56,763
MEI Pharma, Inc.(a)	4,856	9,372
MeiraGTx Holdings plc(a)	2,029	30,415
Mersana Therapeutics, Inc.(a)	3,619	17,263
MiMedx Group, Inc.(a)	5,597	27,761
Mirati Therapeutics, Inc.(a)	2,496	297,773
Moderna, Inc.(a)	18,983	3,214,391
Molecular Templates, Inc.(a)	873	2,689
Monte Rosa Therapeutics, Inc.(a)(b)	998	12,635
Morphic Holding, Inc.(a)	1,057	44,849
Mustang Bio, Inc.(a)(b)	6,462	7,625
Myriad Genetics, Inc.(a)	3,955	103,977
Natera, Inc.(a)	4,869	343,995
Neoleukin Therapeutics, Inc.(a)	1,127	4,023
Neurocrine Biosciences, Inc.(a)	5,401	426,787
NexImmune, Inc.(a)	1,595	5,056
Nkarta, Inc.(a)	599	5,936
Novavax, Inc.(a)(b)	4,324	405,159
Nurix Therapeutics, Inc.(a)	1,735	32,306
Ocugen, Inc.(a)(b)	9,292	32,987
Olema Pharmaceuticals, Inc.(a)	1,816	11,677
Oncocyte Corp.(a)(b)	4,037	6,863
Oncorus, Inc.(a)	1,407	4,882
OPKO Health, Inc.(a)	22,404	70,125
Organogenesis Holdings, Inc.(a)	2,184	16,795
ORIC Pharmaceuticals, Inc.(a)	2,033	20,106
Outlook Therapeutics, Inc.(a)	10,081	14,315
Oyster Point Pharma, Inc.(a)(b)	333	3,993
Passage Bio, Inc.(a)	1,051	5,287
PMV Pharmaceuticals, Inc.(a)	1,368	21,970
Poseida Therapeutics, Inc.(a)	2,547	12,098
Praxis Precision Medicines, Inc.(a)	1,900	28,234
Precigen, Inc.(a)	5,740	14,809
Precision BioSciences, Inc.(a)	3,411	16,270
Prelude Therapeutics, Inc.(a)(b)	414	4,111
Prometheus Biosciences, Inc.(a)	1,990	71,501
Protagonist Therapeutics, Inc.(a)	2,080	60,923
Prothena Corp. PLC(a)	2,076	70,750
PTC Therapeutics, Inc.(a)	3,618	145,516
Puma Biotechnology, Inc.(a)	955	2,349
Radius Health, Inc.(a)	2,817	21,353
Rapt Therapeutics, Inc.(a)	1,138	24,604
Recursion Pharmaceuticals, Inc., Class A(a)	6,877	81,424
Regeneron Pharmaceuticals, Inc.(a)	5,627	3,424,536
REGENXBIO, Inc.(a)	2,116	55,862
Relay Therapeutics, Inc.(a)	4,407	97,527
Replimune Group, Inc.(a)	1,503	29,804
Revolution Medicines, Inc.(a)	3,048	65,593
Rhythm Pharmaceuticals, Inc.(a)	2,428	17,991
Rigel Pharmaceuticals, Inc.(a)	11,055	28,301
Rocket Pharmaceuticals, Inc.(a)(b)	2,057	34,228
Rubius Therapeutics, Inc.(a)	2,618	17,672

Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics, Inc.(a)	3,162	$124,646
Sana Biotechnology, Inc.(a)(b)	5,009	43,879
Sangamo Therapeutics, Inc.(a)	6,311	38,055
Sarepta Therapeutics, Inc.(a)	4,877	349,047
Scholar Rock Holding Corp.(a)	1,312	23,367
Seagen, Inc.(a)	7,596	1,021,738
Selecta Biosciences, Inc.(a)	4,872	12,180
Sensei Biotherapeutics, Inc.(a)	2,196	10,585
Seres Therapeutics, Inc.(a)	3,502	29,207
Sesen Bio, Inc.(a)	8,602	6,373
Shattuck Labs, Inc.(a)	1,567	10,828
Silverback Therapeutics, Inc.(a)	896	4,364
Solid Biosciences, Inc.(a)	9,479	11,564
Sorrento Therapeutics, Inc.(a)(b)	17,259	59,544
Spectrum Pharmaceuticals, Inc.(a)	8,396	5,888
Spero Therapeutics, Inc.(a)	858	10,184
SpringWorks Therapeutics, Inc.(a)	1,472	81,961
SQZ Biotechnologies Co.(a)(b)	1,721	13,802
Stoke Therapeutics, Inc.(a)	1,062	20,125
Surface Oncology, Inc.(a)	3,510	13,163
Sutro Biopharma, Inc.(a)	2,510	26,807
Syndax Pharmaceuticals, Inc.(a)	2,263	36,977
Syros Pharmaceuticals, Inc.(a)(b)	1,897	3,756
Taysha Gene Therapies, Inc.(a)(b)	1,155	9,182
TCR2 Therapeutics, Inc.(a)	1,361	4,546
Tenaya Therapeutics, Inc.(a)(b)	1,213	14,459
TG Therapeutics, Inc.(a)(b)	7,337	84,889
Tonix Pharmaceuticals Holding Corp.(a)	19,969	4,852
Travere Therapeutics, Inc.(a)	3,424	94,160
Trevena, Inc.(a)	11,790	6,408
Turning Point Therapeutics, Inc.(a)	2,336	86,969
Twist Bioscience Corp.(a)	2,643	157,047
Ultragenyx Pharmaceutical, Inc.(a)	3,561	249,021
United Therapeutics Corp.(a)	2,464	497,408
UroGen Pharma Ltd.(a)	839	6,477
Vanda Pharmaceuticals, Inc.(a)	2,945	44,646
Vaxart, Inc.(a)(b)	6,011	29,754
Vaxcyte, Inc.(a)	2,000	38,080
VBI Vaccines, Inc.(a)	9,724	16,531
Veracyte, Inc.(a)	4,032	122,613
Verastem, Inc.(a)	8,381	12,823
Vericel Corp.(a)	2,424	86,246
Vertex Pharmaceuticals, Inc.(a)	14,299	3,475,372
Verve Therapeutics, Inc.(a)(b)	1,100	31,702
Viking Therapeutics, Inc.(a)	2,199	8,158
Vir Biotechnology, Inc.(a)	3,577	122,798
Viracta Therapeutics, Inc.(a)	1,898	5,087
VistaGen Therapeutics, Inc.(a)	9,627	15,692
Vor BioPharma, Inc.(a)	1,725	14,231
Werewolf Therapeutics, Inc.(a)	1,948	17,746
XBiotech, Inc.	663	7,141
Xencor, Inc.(a)	3,012	103,522
XOMA Corp.(a)(b)	708	14,670
Y-mAbs Therapeutics, Inc.(a)	1,877	18,564
Zentalis Pharmaceuticals, Inc.(a)(b)	2,156	123,064

		57,806,696

Building Products — 0.6%
A O Smith Corp.	7,272	555,726
AAON, Inc.	2,286	146,875
Advanced Drainage Systems, Inc.	3,310	374,328
Allegion PLC	5,142	631,078
American Woodmark Corp.(a)	907	54,356

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Apogee Enterprises, Inc.	1,427	$63,716
Armstrong World Industries, Inc.	2,729	270,226
AZEK Co., Inc.(a)	6,245	206,272
Builders FirstSource, Inc.(a)	10,440	709,816
Caesarstone Ltd.	2,414	29,765
Carlisle Cos., Inc.	2,884	644,401
Carrier Global Corp.	48,627	2,318,535
Cornerstone Building Brands, Inc.(a)	2,814	41,506
CSW Industrials, Inc.	854	94,794
Fortune Brands Home & Security, Inc.	7,484	704,768
Gibraltar Industries, Inc.(a)	1,619	88,721
Griffon Corp.	2,372	53,109
Insteel Industries, Inc.	1,232	46,607
JELD-WEN Holding, Inc.(a)	6,029	142,284
Johnson Controls International PLC	39,948	2,903,021
Lennox International, Inc.	1,882	533,773
Masco Corp.	13,425	850,205
Masonite International Corp.(a)	1,365	135,463
Owens Corning	5,744	509,493
PGT Innovations, Inc.(a)	2,429	46,127
Quanex Building Products Corp.	1,892	41,227
Resideo Technologies, Inc.(a)	8,359	207,136
Simpson Manufacturing Co., Inc.	2,467	278,253
Trane Technologies PLC	13,366	2,313,655
Trex Co., Inc.(a)	6,545	598,671
UFP Industries, Inc.	3,315	264,736
View, Inc.(a)(b)	4,259	11,201
Zurn Water Solutions Corp.	6,517	199,029

		16,068,873

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	2,283	333,797
Ameriprise Financial, Inc.	6,249	1,901,633
Ares Management Corp., Class A	8,136	648,602
Artisan Partners Asset Management, Inc., Class A	3,461	149,550
Assetmark Financial Holdings, Inc.(a)	965	23,150
Associated Capital Group, Inc., Class A	82	3,682
B. Riley Financial, Inc.	1,026	63,171
Bank of New York Mellon Corp.	42,313	2,507,468
BGC Partners, Inc., Class A	17,841	75,289
BlackRock, Inc.(d)	8,029	6,607,385
Blackstone, Inc.	38,188	5,039,670
Blucora, Inc.(a)	2,865	46,470
Brightsphere Investment Group, Inc.	3,261	70,372
Carlyle Group, Inc.	8,999	459,399
Cboe Global Markets, Inc.	6,058	718,055
Charles Schwab Corp.	84,428	7,404,336
CME Group, Inc.	20,128	4,619,376
Cohen & Steers, Inc.	1,418	118,446
Cowen, Inc., Class A	1,474	46,696
Diamond Hill Investment Group, Inc.	101	18,862
Donnelley Financial Solutions, Inc.(a)	2,020	75,184
Evercore, Inc., Class A	2,253	281,220
FactSet Research Systems, Inc.	2,103	887,235
Federated Hermes, Inc.	5,140	170,185
Focus Financial Partners, Inc., Class A(a)	3,327	167,548
Franklin Resources, Inc.	15,988	511,136
GAMCO Investors, Inc., Class A	133	2,994
GCM Grosvenor, Inc., Class A	2,165	19,680
Goldman Sachs Group, Inc.	18,203	6,456,240
Greenhill & Co., Inc.	768	12,810
Hamilton Lane, Inc., Class A	2,018	182,548
Houlihan Lokey, Inc.	2,806	298,222

Security	Shares	Value

Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	4,488	$306,037
Intercontinental Exchange, Inc.	31,221	3,954,452
Invesco Ltd.	18,509	419,414
Janus Henderson Group PLC	9,719	358,631
Jefferies Financial Group, Inc.	12,082	442,685
KKR & Co., Inc.	31,075	2,211,297
Lazard Ltd., Class A	5,897	257,345
LPL Financial Holdings, Inc.	4,425	762,516
MarketAxess Holdings, Inc.	2,119	729,953
Moelis & Co., Class A	3,504	197,871
Moody’s Corp.	9,089	3,117,527
Morgan Stanley	75,081	7,698,806
Morningstar, Inc.	1,322	379,956
MSCI, Inc.	4,490	2,407,179
Nasdaq, Inc.	6,513	1,167,195
Northern Trust Corp.	11,714	1,366,321
Open Lending Corp., Class A(a)	5,715	108,528
Oppenheimer Holdings, Inc., Class A	713	30,224
Piper Sandler Cos	951	146,663
PJT Partners, Inc., Class A	1,317	91,294
Pzena Investment Management, Inc., Class A	1,238	12,553
Raymond James Financial, Inc.	10,432	1,104,436
S&P Global, Inc.	13,506	5,607,961
Sculptor Capital Management, Inc.	904	17,718
SEI Investments Co.	6,408	375,573
State Street Corp.	20,370	1,924,965
StepStone Group, Inc., Class A	2,480	86,825
Stifel Financial Corp.	5,639	422,361
StoneX Group, Inc.(a)	909	59,640
T. Rowe Price Group, Inc.	12,710	1,962,805
Tradeweb Markets, Inc., Class A	5,850	495,905
Virtu Financial, Inc., Class A	4,942	152,856
Virtus Investment Partners, Inc.	369	96,560
WisdomTree Investments, Inc.	4,011	22,502

		78,416,965

Chemicals — 1.4%
AdvanSix, Inc.	1,773	74,626
Air Products & Chemicals, Inc.	12,398	3,497,724
Albemarle Corp.	6,495	1,433,706
American Vanguard Corp.	2,757	41,824
Amyris, Inc.(a)(b)	10,201	46,517
Ashland Global Holdings, Inc.	3,129	300,509
Avient Corp.	4,809	239,344
Axalta Coating Systems Ltd.(a)	11,539	341,670
Balchem Corp.(b)	1,825	268,165
Cabot Corp.	3,145	172,944
Celanese Corp.	5,996	933,637
CF Industries Holdings, Inc.	11,782	811,426
Chase Corp.	398	37,762
Chemours Co.	9,311	304,563
Corteva, Inc.	40,758	1,959,645
Danimer Scientific, Inc.(a)(b)	6,007	30,095
Diversey Holdings Ltd.(a)	4,610	50,710
Dow, Inc.	41,594	2,484,410
DuPont de Nemours, Inc.	29,279	2,242,771
Eastman Chemical Co.	7,435	884,245
Ecolab, Inc.	14,008	2,653,816
Ecovyst, Inc.	2,650	27,110
Element Solutions, Inc.	13,142	294,906
Ferro Corp.(a)	4,533	98,819
FMC Corp.	7,060	779,212
FutureFuel Corp.	1,697	13,237

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
GCP Applied Technologies, Inc.(a)	2,719	$86,736
Hawkins, Inc.	1,121	41,836
HB Fuller Co.	2,974	213,444
Huntsman Corp.	11,415	408,999
Ingevity Corp.(a)	2,428	160,029
Innospec, Inc.	1,590	147,806
International Flavors & Fragrances, Inc.	14,262	1,881,443
Intrepid Potash, Inc.(a)	281	10,897
Koppers Holdings, Inc.(a)	682	20,378
Kraton Corp.(a)	2,102	97,491
Kronos Worldwide, Inc.	777	11,150
Livent Corp.(a)	8,761	201,591
LyondellBasell Industries NV, Class A	14,531	1,405,584
Marrone Bio Innovations, Inc.(a)(b)	16,704	12,344
Minerals Technologies, Inc.	2,032	142,179
Mosaic Co.	21,080	842,146
NewMarket Corp.	374	126,438
Olin Corp.	7,904	400,496
Orion Engineered Carbons SA	3,373	57,678
PPG Industries, Inc.	13,243	2,068,557
PureCycle Technologies, Inc.(a)	1,658	9,865
Quaker Chemical Corp.	723	151,230
Rayonier Advanced Materials, Inc.(a)	5,464	34,041
RPM International, Inc.	7,053	624,966
Scotts Miracle-Gro Co.	2,257	341,258
Sensient Technologies Corp.	2,401	203,461
Sherwin-Williams Co.	13,457	3,855,565
Stepan Co.	1,165	128,336
Tredegar Corp.	2,663	31,290
Trinseo PLC	2,403	128,657
Tronox Holdings PLC, Class A	6,792	154,178
Valvoline, Inc.	10,180	335,329
Westlake Chemical Corp.	1,891	186,547
Zymergen, Inc.(a)	5,828	30,306

		34,575,644

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	4,075	169,887
ACCO Brands Corp.	3,640	29,630
ADT, Inc.	8,277	62,822
Brady Corp., Class A	2,472	128,346
BrightView Holdings, Inc.(a)	2,533	33,613
Brink’s Co.	2,522	175,985
Casella Waste Systems, Inc., Class A(a)	2,786	211,680
CECO Environmental Corp.(a)	925	5,837
Cimpress PLC(a)	966	64,935
Cintas Corp.	4,897	1,917,322
Clean Harbors, Inc.(a)	2,937	271,819
Copart, Inc.(a)	11,766	1,520,755
CoreCivic, Inc.(a)	6,112	61,792
Deluxe Corp.	2,249	67,695
Driven Brands Holdings, Inc.(a)	2,760	77,970
Ennis, Inc.	1,476	27,941
Geo Group, Inc.	4,668	31,416
Harsco Corp.(a)	4,861	76,318
Healthcare Services Group, Inc.	3,929	71,468
Heritage-Crystal Clean, Inc.(a)	397	11,358
HNI Corp.	2,341	98,182
IAA, Inc.(a)	7,428	341,168
Interface, Inc.	3,303	43,798
KAR Auction Services, Inc.(a)	7,187	102,199
Kimball International, Inc., Class B	1,050	10,311

Security	Shares	Value

Commercial Services & Supplies (continued)
Matthews International Corp., Class A	2,063	$72,453
MillerKnoll, Inc.	3,897	150,502
Montrose Environmental Group, Inc.(a)(b)	1,392	63,712
MSA Safety, Inc.	2,049	281,533
Pitney Bowes, Inc.	4,309	26,543
Republic Services, Inc.	11,737	1,498,345
Rollins, Inc.	13,093	403,919
RR Donnelley & Sons Co.(a)	3,532	38,923
SP Plus Corp.(a)	1,356	38,212
Steelcase, Inc., Class A	4,806	59,306
Stericycle, Inc.(a)	5,183	304,449
Team, Inc.(a)	945	674
Tetra Tech, Inc.	2,948	410,332
UniFirst Corp.	801	152,262
US Ecology, Inc.(a)(b)	1,725	49,300
Viad Corp.(a)	1,234	46,485
VSE Corp.	846	43,637
Waste Management, Inc.	23,670	3,560,915

		12,815,749

Communications Equipment — 0.8%
ADTRAN, Inc.	2,523	48,467
Arista Networks, Inc.(a)	13,472	1,674,704
Aviat Networks, Inc.(a)	336	9,751
CalAmp Corp.(a)(b)	1,415	8,405
Calix, Inc.(a)	2,929	147,270
Cambium Networks Corp.(a)	644	15,572
Casa Systems, Inc.(a)	501	2,219
Ciena Corp.(a)	8,528	565,492
Cisco Systems, Inc.	237,111	13,199,969
Clearfield, Inc.(a)	817	52,672
CommScope Holding Co., Inc.(a)	11,803	110,830
Comtech Telecommunications Corp.	1,632	33,179
Digi International, Inc.(a)	2,062	46,065
DZS, Inc.(a)	990	14,494
EMCORE Corp.(a)	2,079	12,079
Extreme Networks, Inc.(a)	6,268	79,541
F5, Inc.(a)	3,333	691,997
Harmonic, Inc.(a)	6,424	69,122
Infinera Corp.(a)	11,106	93,513
Inseego Corp.(a)(b)	4,327	19,731
Juniper Networks, Inc.	17,953	625,123
KVH Industries, Inc.(a)	368	3,312
Lumentum Holdings, Inc.(a)(b)	4,175	423,679
Motorola Solutions, Inc.	9,263	2,148,460
NETGEAR, Inc.(a)	1,767	48,893
NetScout Systems, Inc.(a)	3,898	122,982
Plantronics, Inc.(a)	2,684	71,529
Ribbon Communications, Inc.(a)	4,557	20,506
Ubiquiti, Inc.	369	107,025
ViaSat, Inc.(a)	3,919	172,514
Viavi Solutions, Inc.(a)	14,736	242,555

		20,881,650

Construction & Engineering — 0.2%
AECOM	7,741	535,135
Ameresco, Inc., Class A(a)	1,863	94,286
API Group Corp.(a)	10,690	238,387
Arcosa, Inc.	2,688	125,422
Argan, Inc.	963	35,776
Comfort Systems USA, Inc.	2,092	187,820
Concrete Pumping Holdings, Inc.(a)(b)	1,884	15,468
Construction Partners, Inc., Class A(a)	1,288	33,797

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dycom Industries, Inc.(a)	1,545	$130,228
EMCOR Group, Inc.	2,859	340,821
Fluor Corp.(a)	7,578	159,441
Granite Construction, Inc.	2,389	85,956
Great Lakes Dredge & Dock Corp.(a)	2,420	33,130
IES Holdings, Inc.(a)	192	9,466
Infrastructure and Energy Alternatives, Inc.(a)	1,850	16,687
Innovate Corp.(a)	6,253	24,574
MasTec, Inc.(a)	3,095	266,572
Matrix Service Co.(a)	1,242	9,017
MYR Group, Inc.(a)	942	88,576
Northwest Pipe Co.(a)	487	13,816
NV5 Global, Inc.(a)(b)	710	74,259
Primoris Services Corp.	3,014	77,520
Quanta Services, Inc.	8,024	824,225
Sterling Construction Co., Inc.(a)	1,738	44,163
Tutor Perini Corp.(a)	1,983	23,598
Valmont Industries, Inc.	1,170	254,159
WillScot Mobile Mini Holdings Corp.(a)	11,644	431,294

		4,173,593

Construction Materials — 0.1%
Eagle Materials, Inc.	2,177	317,516
Forterra, Inc.(a)	1,820	42,715
Martin Marietta Materials, Inc.	3,477	1,352,970
Summit Materials, Inc., Class A(a)	6,721	238,999
United States Lime & Minerals, Inc.	114	14,420
Vulcan Materials Co.	7,394	1,407,152

		3,373,772

Consumer Finance — 0.6%
Ally Financial, Inc.	19,160	914,315
American Express Co.	35,267	6,341,712
Atlanticus Holdings Corp.(a)(b)	526	33,827
Capital One Financial Corp.	23,643	3,469,137
Credit Acceptance Corp.(a)	443	239,025
Curo Group Holdings Corp.	1,724	24,705
Discover Financial Services	16,380	1,895,985
Encore Capital Group, Inc.(a)	1,672	107,844
Enova International, Inc.(a)	2,095	84,387
Ezcorp, Inc., Class A(a)	1,575	9,403
FirstCash Holdings, Inc.	2,158	150,413
Green Dot Corp., Class A(a)	1,798	57,015
LendingClub Corp.(a)	5,772	108,283
LendingTree, Inc.(a)	601	73,226
Navient Corp.	9,301	162,116
Nelnet, Inc., Class A	899	79,588
OneMain Holdings, Inc.	6,618	341,886
Oportun Financial Corp.(a)	1,882	33,895
PRA Group, Inc.(a)	2,429	112,948
PROG Holdings, Inc.(a)	3,501	139,375
Regional Management Corp.	728	36,953
SLM Corp.	16,566	303,820
Synchrony Financial	30,304	1,290,647
Upstart Holdings Inc(a)(b)	2,578	281,028
World Acceptance Corp.(a)	213	40,253

		16,331,786

Containers & Packaging — 0.4%
Amcor PLC	85,383	1,025,450
AptarGroup, Inc.	3,828	449,024
Ardagh Metal Packaging SA(a)	4,467	43,017
Avery Dennison Corp.	4,706	966,707

Security	Shares	Value

Containers & Packaging (continued)
Ball Corp.	17,769	$1,725,370
Berry Global Group, Inc.(a)	7,370	496,885
Crown Holdings, Inc.	6,821	780,322
Graphic Packaging Holding Co.	15,145	286,392
Greif, Inc., Class A	1,471	87,024
Greif, Inc., Class B	150	8,910
International Paper Co.	21,626	1,043,455
Myers Industries, Inc.	2,006	36,248
O-I Glass, Inc.(a)	8,316	110,686
Packaging Corp. of America	5,166	778,155
Pactiv Evergreen, Inc.	2,722	29,806
Ranpak Holdings Corp.(a)	2,577	69,218
Sealed Air Corp.	8,300	563,736
Silgan Holdings, Inc.	4,989	223,408
Sonoco Products Co.	5,568	315,372
TriMas Corp.	2,253	78,314
UFP Technologies, Inc.(a)	191	13,553
Westrock Co.	14,836	684,830

		9,815,882

Distributors — 0.1%
Funko, Inc., Class A(a)(b)	1,471	25,419
Genuine Parts Co.	7,757	1,033,465
LKQ Corp.	15,496	850,575
Pool Corp.	2,196	1,045,845

		2,955,304

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	59,976
Adtalem Global Education, Inc.(a)	2,748	80,846
American Public Education, Inc.(a)	1,286	27,508
Bright Horizons Family Solutions, Inc.(a)	3,500	449,435
Carriage Services, Inc.	750	37,740
Chegg, Inc.(a)	7,981	211,257
Coursera, Inc.(a)	4,593	93,284
European Wax Center, Inc., Class A(a)	1,195	29,206
frontdoor, Inc.(a)	4,541	164,838
Graham Holdings Co., Class B	197	117,239
Grand Canyon Education, Inc.(a)	2,471	206,773
H&R Block, Inc.	9,397	214,815
Houghton Mifflin Harcourt Co.(a)	7,970	143,540
Laureate Education, Inc., Class A	7,031	88,942
Mister Car Wash, Inc.(a)(b)	4,380	75,336
OneSpaWorld Holdings Ltd.(a)	1,738	17,936
Perdoceo Education Corp.(a)	2,686	29,600
PowerSchool Holdings, Inc., Class A(a)	3,870	63,391
Regis Corp.(a)	1,081	1,611
Service Corp. International	9,084	560,665
Strategic Education, Inc.	1,286	76,723
Stride, Inc.(a)(b)	2,478	86,903
Terminix Global Holdings, Inc.(a)	6,603	284,853
Vivint Smart Home, Inc.(a)	4,939	35,561
WW International, Inc.(a)(b)	2,679	33,755

		3,191,733

Diversified Financial Services — 1.4%
Alerus Financial Corp.	1,174	33,265
A-Mark Precious Metals, Inc.	438	27,112
Apollo Global Management, Inc.(a)	20,777	1,454,390
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	25,363
Berkshire Hathaway, Inc., Class B(a)	102,926	32,217,897
Cannae Holdings, Inc.(a)	4,597	137,312

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Equitable Holdings, Inc.	20,295	$682,724
Voya Financial, Inc.	6,036	410,207

		34,988,270

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)	518	26,553
AT&T, Inc.	401,284	10,232,742
ATN International, Inc.	370	14,682
Bandwidth, Inc., Class A(a)	1,206	75,508
Cogent Communications Holdings, Inc.	2,241	142,550
Consolidated Communications Holdings, Inc.(a)	4,659	33,498
EchoStar Corp., Class A(a)(b)	2,032	48,138
Globalstar, Inc.(a)(b)	30,159	32,270
IDT Corp., Class B(a)	1,298	48,714
Iridium Communications, Inc.(a)	6,681	239,714
Liberty Latin America Ltd., Class A(a)	4,385	47,972
Liberty Latin America Ltd., Class C(a)	7,372	79,691
Lumen Technologies, Inc.	57,132	706,152
Ooma, Inc.(a)	719	12,971
Radius Global Infrastructure, Inc., Class A(a)	3,647	50,183
Telesat Corp.(a)	1,082	24,507
Verizon Communications, Inc.	232,793	12,391,571

		24,207,416

Electric Utilities — 1.5%
ALLETE, Inc.	3,316	211,660
Alliant Energy Corp.	14,225	851,509
American Electric Power Co., Inc.	28,000	2,531,200
Avangrid, Inc.	3,047	142,356
Duke Energy Corp.	43,175	4,535,965
Edison International	21,068	1,322,860
Entergy Corp.	11,296	1,262,554
Evergy, Inc.	12,947	841,037
Eversource Energy	19,089	1,708,275
Exelon Corp.	54,630	3,165,809
FirstEnergy Corp.	30,422	1,276,507
Hawaiian Electric Industries, Inc.	5,918	251,515
IDACORP, Inc.	2,911	320,850
MGE Energy, Inc.	1,782	137,980
NextEra Energy, Inc.	110,065	8,598,278
NRG Energy, Inc.	13,364	533,625
OGE Energy Corp.	11,102	420,988
Otter Tail Corp.	2,126	134,788
PG&E Corp.(a)(b)	85,552	1,094,210
Pinnacle West Capital Corp.	6,443	448,497
PNM Resources, Inc.	5,032	225,484
Portland General Electric Co.	5,008	263,120
PPL Corp.	41,819	1,241,188
Southern Co.	59,416	4,128,818
Via Renewables, Inc.	516	5,903
Xcel Energy, Inc.	30,033	2,092,099

		37,747,075

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,987	380,570
Allied Motion Technologies, Inc.	267	9,572
American Superconductor Corp.(a)	1,101	9,028
AMETEK, Inc.	12,893	1,763,376
Array Technologies, Inc.(a)	7,243	76,341
Atkore, Inc.(a)	2,469	266,109
AZZ, Inc.	1,415	67,326
Babcock & Wilcox Enterprises, Inc.(a)	2,924	20,760
Beam Global(a)(b)	614	8,092

Security	Shares	Value

Electrical Equipment (continued)
Blink Charging Co.(a)(b)	1,842	$38,516
Bloom Energy Corp., Class A(a)	8,342	125,797
ChargePoint Holdings, Inc.(a)	12,976	179,718
Eaton Corp. PLC	22,334	3,538,376
Emerson Electric Co.	33,419	3,072,877
Encore Wire Corp.	1,086	122,381
EnerSys	2,231	167,169
Eos Energy Enterprises, Inc.(a)(b)	3,132	12,966
Fluence Energy, Inc.(a)	2,273	42,505
FuelCell Energy, Inc.(a)	22,369	94,845
Generac Holdings, Inc.(a)	3,481	982,965
GrafTech International Ltd.	10,473	109,757
Hubbell, Inc.	3,002	562,245
nVent Electric PLC	9,424	325,976
Plug Power, Inc.(a)(b)	29,278	640,310
Powell Industries, Inc.	401	11,974
Preformed Line Products Co.	83	5,033
Regal Rexnord Corp.	3,809	603,650
Rockwell Automation, Inc.	6,494	1,878,195
Romeo Power, Inc.(a)(b)	7,570	17,865
Sensata Technologies Holding PLC(a)	8,843	507,234
Shoals Technologies Group, Inc., Class A(a)	6,172	104,060
Stem, Inc.(a)	6,914	84,904
Sunrun, Inc.(a)	11,156	289,275
Thermon Group Holdings, Inc.(a)	2,167	37,164
TPI Composites, Inc.(a)	1,837	22,173
Vertiv Holdings Co.	18,522	386,369
Vicor Corp.(a)	1,245	117,441

		16,682,914

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)	557	8,812
Advanced Energy Industries, Inc.	2,012	173,394
Aeva Technologies, Inc.(a)	4,909	25,674
Akoustis Technologies, Inc.(a)	1,380	8,349
Amphenol Corp., Class A	32,645	2,598,216
Arlo Technologies, Inc.(a)	4,365	37,932
Arrow Electronics, Inc.(a)	3,667	454,708
Avnet, Inc.	5,852	236,187
Badger Meter, Inc.	1,495	151,249
Belden, Inc.	2,368	132,490
Benchmark Electronics, Inc.	2,953	71,285
CDW Corp.	7,645	1,445,287
Cognex Corp.	9,536	633,763
Coherent, Inc.(a)	1,348	348,431
Corning, Inc.	43,152	1,814,110
CTS Corp.	1,973	66,194
Daktronics, Inc.(a)	624	3,058
ePlus, Inc.(a)	1,352	62,151
Fabrinet(a)	1,955	221,228
FARO Technologies, Inc.(a)	883	47,956
Identiv, Inc.(a)	1,391	26,874
II-VI, Inc.(a)(b)	5,759	365,121
Insight Enterprises, Inc.(a)	1,903	179,167
IPG Photonics Corp.(a)	2,006	309,867
Iteris, Inc.(a)	3,274	13,030
Itron, Inc.(a)	2,623	162,626
Jabil, Inc.	8,030	493,765
Keysight Technologies, Inc.(a)	10,306	1,739,859
Kimball Electronics, Inc.(a)	871	17,237
Knowles Corp.(a)(b)	5,726	121,448
Littelfuse, Inc.	1,321	356,630

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Luna Innovations, Inc.(a)	2,071	$15,098
Methode Electronics, Inc.	1,799	79,210
MicroVision, Inc.(a)	9,988	34,059
Napco Security Technologies, Inc.(a)(b)	2,262	47,027
National Instruments Corp.	7,315	301,524
nLight, Inc.(a)	2,689	55,635
Novanta, Inc.(a)	2,004	276,752
OSI Systems, Inc.(a)	853	70,748
Ouster, Inc.(a)(b)	10,159	35,760
PAR Technology Corp.(a)	1,206	45,225
PC Connection, Inc.	479	20,765
Plexus Corp.(a)	1,781	138,063
Rogers Corp.(a)	1,000	272,950
Sanmina Corp.(a)	3,539	133,845
ScanSource, Inc.(a)	2,331	72,681
SYNNEX Corp.	2,328	243,439
Teledyne Technologies, Inc.(a)	2,587	1,090,239
Trimble, Inc.(a)	13,926	1,004,900
TTM Technologies, Inc.(a)	5,780	77,799
Velodyne Lidar, Inc.(a)(b)	3,591	14,041
Vishay Intertechnology, Inc.	7,564	156,650
Vishay Precision Group, Inc.(a)	1,208	38,692
Vontier Corp.	9,346	262,716
Zebra Technologies Corp., Class A(a)	2,974	1,514,123

		18,328,039

Energy Equipment & Services — 0.3%
Archrock, Inc.	8,196	69,174
Aspen Aerogels, Inc.(a)	1,334	39,620
Baker Hughes Co.	40,958	1,123,887
Bristow Group, Inc.(a)	1,285	42,212
Cactus, Inc., Class A	2,808	136,076
ChampionX Corp.(a)	11,859	265,642
DMC Global, Inc.(a)	948	38,242
Dril-Quip, Inc.(a)(b)	2,080	52,603
Expro Group Holdings NV(a)	3,098	48,515
FTS International, Inc., Class A(a)	1,104	29,090
Halliburton Co.	49,890	1,533,619
Helix Energy Solutions Group, Inc.(a)	9,071	32,021
Helmerich & Payne, Inc.	5,766	165,484
Liberty Oilfield Services, Inc., Class A(a)	5,009	60,609
Nabors Industries Ltd.(a)	460	47,615
National Energy Services Reunited Corp.(a)	1,333	13,237
Newpark Resources, Inc.(a)	9,939	35,283
NexTier Oilfield Solutions, Inc.(a)	9,126	54,938
NOV, Inc.	21,730	356,807
Oceaneering International, Inc.(a)	5,475	71,339
Oil States International, Inc.(a)	1,913	11,994
Patterson-UTI Energy, Inc.	9,536	94,979
ProPetro Holding Corp.(a)	4,714	49,544
RPC, Inc.(a)	2,009	11,873
Schlumberger NV	78,599	3,070,863
Select Energy Services, Inc., Class A(a)	1,380	9,205
Solaris Oilfield Infrastructure, Inc., Class A	756	5,829
TETRA Technologies, Inc.(a)	6,116	17,920
Tidewater, Inc.(a)	3,312	46,997
U.S. Silica Holdings, Inc.(a)	4,387	41,896

		7,577,113

Entertainment — 1.5%
Activision Blizzard, Inc.	43,263	3,418,210
AMC Entertainment Holdings, Inc., Class A(a)(b)	28,806	462,624
Chicken Soup For The Soul Entertainment, Inc.(a)	554	5,634

Security	Shares	Value

Entertainment (continued)
Cinemark Holdings, Inc.(a)	6,744	$101,834
CuriosityStream, Inc.(a)	1,616	7,159
Electronic Arts, Inc.	15,852	2,102,926
Eros STX Global Corp.(a)	21,112	4,497
IMAX Corp.(a)	2,341	40,382
Liberty Media Corp.-Liberty Braves, Class A(a)	602	16,886
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	34,830
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,455	134,534
Liberty Media Corp.-Liberty Formula One, Class C(a)	10,194	613,985
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	74,841
Lions Gate Entertainment Corp., Class B(a)	3,890	56,716
Live Nation Entertainment, Inc.(a)	7,716	844,979
LiveOne, Inc.(a)	943	885
Madison Square Garden Entertainment Corp.(a)	1,317	93,283
Madison Square Garden Sports Corp.(a)(b)	1,122	186,331
Marcus Corp.(a)(b)	914	15,401
Netflix, Inc.(a)	24,226	10,347,894
Playtika Holding Corp.(a)	5,625	95,794
Roku, Inc.(a)	6,593	1,081,582
Skillz, Inc.(a)(b)	17,060	82,059
Spotify Technology SA(a)	7,662	1,503,744
Take-Two Interactive Software, Inc.(a)	6,331	1,034,105
Walt Disney Co.(a)	101,923	14,571,931
World Wrestling Entertainment, Inc., Class A	2,729	136,286
Zynga, Inc., Class A(a)	55,654	504,782

		37,574,114

Equity Real Estate Investment Trusts (REITs) — 3.3%
Acadia Realty Trust	4,332	85,730
Agree Realty Corp.	3,719	243,148
Alexander & Baldwin, Inc.	4,091	93,888
Alexander’s, Inc.	94	24,747
Alexandria Real Estate Equities, Inc.	8,691	1,693,354
American Assets Trust, Inc.	2,957	106,363
American Campus Communities, Inc.	7,546	394,354
American Finance Trust, Inc.	4,079	33,693
American Homes 4 Rent, Class A	16,118	630,697
American Tower Corp.	25,344	6,374,016
Americold Realty Trust	15,199	432,412
Apartment Income REIT Corp.	8,602	454,358
Apartment Investment and Management Co.,
Class A(a)	8,722	61,316
Apple Hospitality REIT, Inc.	10,716	172,849
Armada Hoffler Properties, Inc.	4,860	68,186
Ashford Hospitality Trust, Inc.(a)	572	4,456
AvalonBay Communities, Inc.	7,872	1,922,579
Boston Properties, Inc.	8,711	976,329
Braemar Hotels & Resorts, Inc.(a)	3,646	19,506
Brandywine Realty Trust	10,235	131,622
Brixmor Property Group, Inc.	16,229	411,567
Broadstone Net Lease, Inc.	9,023	208,522
BRT Apartments Corp.	1,270	28,181
Camden Property Trust	5,565	890,901
CareTrust REIT, Inc.	5,443	115,446
Catchmark Timber Trust, Inc., Class A	4,467	36,629
Centerspace	916	87,368
Chatham Lodging Trust(a)	2,016	26,752
City Office REIT, Inc.	1,953	34,822
Clipper Realty, Inc.	393	3,604
Community Healthcare Trust, Inc.	1,398	63,385
CorePoint Lodging, Inc.(a)	3,059	48,057
Corporate Office Properties Trust	7,249	183,110
Cousins Properties, Inc.	8,187	315,691

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	24,204	$4,417,472
CTO Realty Growth, Inc.	1,106	64,801
CubeSmart	12,248	621,463
CyrusOne, Inc.	7,287	654,737
DiamondRock Hospitality Co.(a)	11,505	107,572
Digital Realty Trust, Inc.	15,754	2,350,969
DigitalBridge Group, Inc.(a)	28,300	206,590
Diversified Healthcare Trust	14,315	43,661
Douglas Emmett, Inc.	9,328	291,220
Duke Realty Corp.	21,009	1,213,900
Easterly Government Properties, Inc.	4,896	102,669
EastGroup Properties, Inc.	2,202	440,202
Empire State Realty Trust, Inc., Class A	7,712	68,791
EPR Properties	4,664	205,076
Equinix, Inc.	5,017	3,636,823
Equity Commonwealth(a)	7,580	197,383
Equity LifeStyle Properties, Inc.	9,915	776,245
Equity Residential	20,505	1,819,409
Essential Properties Realty Trust, Inc.	7,752	205,816
Essex Property Trust, Inc.	3,658	1,216,285
Extra Space Storage, Inc.	7,335	1,453,724
Farmland Partners, Inc.	2,041	23,247
Federal Realty Investment Trust(a)	4,503	574,087
First Industrial Realty Trust, Inc.	7,118	432,632
Four Corners Property Trust, Inc.	3,889	105,275
Franklin Street Properties Corp.	7,341	40,743
Gaming and Leisure Properties, Inc.	12,312	556,256
Getty Realty Corp.	1,530	45,395
Gladstone Commercial Corp.	2,038	47,261
Gladstone Land Corp.	1,361	41,483
Global Medical REIT, Inc.	3,155	53,351
Global Net Lease, Inc.	5,657	81,121
Healthcare Realty Trust, Inc.	7,931	246,020
Healthcare Trust of America, Inc., Class A	11,886	386,889
Healthpeak Properties, Inc.	30,362	1,073,904
Hersha Hospitality Trust(a)	1,059	9,552
Highwoods Properties, Inc.	5,431	234,185
Host Hotels & Resorts, Inc.(a)	40,333	699,374
Hudson Pacific Properties, Inc.	7,629	180,273
Independence Realty Trust, Inc.	6,609	151,941
Indus Realty Trust, Inc.	343	26,943
Industrial Logistics Properties Trust	4,718	108,184
Innovative Industrial Properties, Inc.	1,293	256,260
Invitation Homes, Inc.	33,204	1,393,904
Iron Mountain, Inc.	15,854	728,016
iStar, Inc.	3,168	68,017
JBG SMITH Properties	6,550	179,470
Kilroy Realty Corp.	6,363	407,232
Kimco Realty Corp.	33,138	803,928
Kite Realty Group Trust	12,536	261,752
Lamar Advertising Co., Class A	4,963	549,702
Life Storage, Inc.	4,524	610,514
LTC Properties, Inc.	2,807	101,248
LXP Industrial Trust	15,813	235,456
Macerich Co.	11,458	189,515
Medical Properties Trust, Inc.	33,618	765,146
Mid-America Apartment Communities, Inc.	6,400	1,322,752
Monmouth Real Estate Investment Corp.	5,007	105,097
National Health Investors, Inc.	2,414	139,602
National Retail Properties, Inc.	9,636	427,646
National Storage Affiliates Trust	4,700	289,332
NETSTREIT Corp.	2,146	48,500

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
NexPoint Residential Trust, Inc.	1,405	$111,416
Office Properties Income Trust	3,092	78,784
Omega Healthcare Investors, Inc.	13,002	409,303
One Liberty Properties, Inc.	1,518	46,299
Orion Office REIT, Inc.(a)	3,175	52,832
Outfront Media, Inc.	8,894	220,927
Paramount Group, Inc.	10,176	88,429
Park Hotels & Resorts, Inc.(a)	14,916	271,471
Pebblebrook Hotel Trust	6,691	144,860
Phillips Edison & Co., Inc.	1,120	35,302
Physicians Realty Trust	11,695	213,551
Piedmont Office Realty Trust, Inc., Class A	6,483	115,138
Plymouth Industrial REIT, Inc.	2,004	57,615
Postal Realty Trust, Inc., Class A	1,151	20,580
PotlatchDeltic Corp.	3,498	188,157
Preferred Apartment Communities, Inc.	2,312	38,564
Prologis, Inc.	41,378	6,488,898
PS Business Parks, Inc.	1,128	188,331
Public Storage	8,467	3,035,673
Rayonier, Inc.	7,807	285,268
Realty Income Corp.	31,648	2,196,688
Regency Centers Corp.	9,372	672,441
Retail Opportunity Investments Corp.	7,052	130,674
Retail Value, Inc.	1,526	4,807
Rexford Industrial Realty, Inc.	8,436	617,262
RLJ Lodging Trust	8,528	118,113
RPT Realty	4,311	54,405
Ryman Hospitality Properties, Inc.(a)(b)	3,038	268,559
Sabra Health Care REIT, Inc.	11,607	157,971
Safehold, Inc.	1,294	80,099
Saul Centers, Inc.	796	39,306
SBA Communications Corp.	6,035	1,964,030
Seritage Growth Properties, Class A(a)	2,263	23,445
Service Properties Trust	8,692	74,317
Simon Property Group, Inc.	18,231	2,683,603
SITE Centers Corp.	8,961	132,712
SL Green Realty Corp.(a)	3,951	286,527
Spirit Realty Capital, Inc.	7,097	336,824
STAG Industrial, Inc.	10,047	429,308
STORE Capital Corp.	13,425	425,707
Summit Hotel Properties, Inc.(a)	5,580	52,564
Sun Communities, Inc.	6,350	1,199,896
Sunstone Hotel Investors, Inc.(a)	11,930	134,928
Tanger Factory Outlet Centers, Inc.	5,117	87,040
Terreno Realty Corp.	4,273	319,492
UDR, Inc.	17,114	972,760
UMH Properties, Inc.	2,451	57,844
Uniti Group, Inc.	10,480	126,389
Universal Health Realty Income Trust	517	30,141
Urban Edge Properties	6,477	118,140
Urstadt Biddle Properties, Inc., Class A	1,775	34,950
Ventas, Inc.	22,212	1,177,680
Veris Residential, Inc(a)	4,655	76,807
VICI Properties, Inc.	35,085	1,004,133
Vornado Realty Trust	9,718	398,535
Washington Real Estate Investment Trust	4,505	110,913
Welltower, Inc.	24,362	2,110,480
Weyerhaeuser Co.	41,935	1,695,432
Whitestone REIT	1,160	11,844

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	10,238	$794,469
Xenia Hotels & Resorts, Inc.(a)	5,735	99,445

		83,875,729

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc., Class A	9,230	259,824
Andersons, Inc.	1,554	59,207
BJ’s Wholesale Club Holdings, Inc.(a)	7,537	463,299
Casey’s General Stores, Inc.	2,073	389,330
Chefs’ Warehouse, Inc.(a)	1,845	55,055
Costco Wholesale Corp.	24,835	12,544,904
Grocery Outlet Holding Corp.(a)(b)	5,387	136,722
HF Foods Group, Inc.(a)	1,854	12,867
Ingles Markets, Inc., Class A	575	44,235
Kroger Co.	41,197	1,795,777
Natural Grocers by Vitamin Cottage, Inc.	357	5,212
Performance Food Group Co.(a)	8,676	366,040
PriceSmart, Inc.	1,312	93,690
Rite Aid Corp.(a)(b)	3,304	35,055
SpartanNash Co.	1,724	42,359
Sprouts Farmers Market, Inc.(a)	6,156	167,074
Sysco Corp.	28,647	2,238,763
United Natural Foods, Inc.(a)	2,959	114,750
US Foods Holding Corp.(a)	12,630	445,334
Village Super Market, Inc., Class A	168	3,839
Walgreens Boots Alliance, Inc.	40,527	2,016,624
Walmart, Inc.	80,623	11,271,902
Weis Markets, Inc.	882	53,132

		32,614,994

Food Products — 1.0%
AppHarvest, Inc.(a)(b)	2,442	7,302
Archer-Daniels-Midland Co.	31,376	2,353,200
B&G Foods, Inc.	3,214	99,955
Beyond Meat, Inc.(a)	3,207	208,872
Bunge Ltd.	7,575	748,865
Calavo Growers, Inc.	718	29,732
Cal-Maine Foods, Inc.(b)	3,790	147,810
Campbell Soup Co.	10,871	479,629
Conagra Brands, Inc.	26,631	925,694
Darling Ingredients, Inc.(a)	9,244	589,490
Flowers Foods, Inc.	11,002	309,486
Fresh Del Monte Produce, Inc.	2,317	64,482
Freshpet, Inc.(a)(b)	2,265	210,713
General Mills, Inc.	34,079	2,340,546
Hain Celestial Group, Inc.(a)(b)	4,944	180,604
Hershey Co.	8,291	1,633,907
Hormel Foods Corp.	15,689	744,757
Hostess Brands, Inc.(a)	7,957	163,278
Ingredion, Inc.	3,782	358,155
J&J Snack Foods Corp.	731	110,885
J.M. Smucker Co.	5,871	825,345
John B Sanfilippo & Son, Inc.	296	23,414
Kellogg Co.	14,381	906,003
Kraft Heinz Co.	39,390	1,410,162
Lamb Weston Holdings, Inc.	8,098	519,973
Lancaster Colony Corp.	1,028	163,216
Landec Corp.(a)	899	9,664
Limoneira Co.	296	4,399
McCormick & Co., Inc.	13,901	1,394,409
Mission Produce, Inc.(a)	1,882	26,856
Mondelez International, Inc., Class A	78,135	5,237,389
Pilgrim’s Pride Corp.(a)	2,884	80,666
Post Holdings, Inc.(a)	3,371	356,719

Security	Shares	Value

Food Products (continued)
Sanderson Farms, Inc.	1,147	$211,048
Seaboard Corp.	12	45,840
Seneca Foods Corp., Class A(a)	699	32,678
Simply Good Foods Co.(a)	4,500	158,535
Tattooed Chef, Inc.(a)(b)	2,366	30,048
Tootsie Roll Industries, Inc.	912	30,962
TreeHouse Foods, Inc.(a)	2,747	106,391
Tyson Foods, Inc., Class A	16,224	1,474,599
Utz Brands, Inc.	2,967	47,798
Vital Farms, Inc.(a)(b)	1,197	19,787
Whole Earth Brands, Inc.(a)	1,975	18,723

		24,841,986

Gas Utilities — 0.1%
Atmos Energy Corp.	7,207	772,735
Brookfield Infrastructure Corp., Class A	3,343	221,708
Chesapeake Utilities Corp.	1,026	139,751
National Fuel Gas Co.	4,908	298,063
New Jersey Resources Corp.	5,074	204,026
Northwest Natural Holding Co.	1,623	76,833
ONE Gas, Inc.	2,723	212,094
South Jersey Industries, Inc.	6,418	160,578
Southwest Gas Holdings, Inc.	3,323	226,562
Spire, Inc.	3,161	208,373
UGI Corp.	11,260	510,641

		3,031,364

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	97,564	12,435,507
ABIOMED, Inc.(a)	2,486	735,533
Accelerate Diagnostics, Inc.(a)(b)	1,051	3,500
Accuray, Inc.(a)	2,245	8,194
Acutus Medical, Inc.(a)	1,352	3,069
Align Technology, Inc.(a)	4,413	2,184,258
Alphatec Holdings, Inc.(a)(b)	3,545	36,655
AngioDynamics, Inc.(a)	2,055	44,450
Apyx Medical Corp.(a)	1,544	17,756
Artivion, Inc.(a)(b)	2,287	40,709
Asensus Surgical, Inc.(a)(b)	11,764	10,432
Aspira Women’s Health, Inc.(a)(b)	2,554	3,090
AtriCure, Inc.(a)	2,318	152,154
Atrion Corp.	52	31,481
Avanos Medical, Inc.(a)	2,746	83,094
Axogen, Inc.(a)	2,915	25,390
Axonics, Inc.(a)	2,490	118,101
Baxter International, Inc.	28,236	2,412,484
Becton Dickinson and Co.	16,036	4,075,389
BioLife Solutions, Inc.(a)	512	15,278
Bioventus, Inc., Class A(a)	2,413	31,441
Boston Scientific Corp.(a)	79,623	3,415,827
Butterfly Network, Inc.(a)(b)	9,583	55,581
Cardiovascular Systems, Inc.(a)	1,719	30,203
Cerus Corp.(a)	10,433	55,921
ClearPoint Neuro, Inc.(a)	1,187	10,481
CONMED Corp.	1,658	228,108
Cooper Cos., Inc.	2,727	1,086,164
CryoPort, Inc.(a)	2,379	99,371
Cutera, Inc.(a)	1,121	40,816
CytoSorbents Corp.(a)	2,460	9,151
DarioHealth Corp.(a)	1,102	9,665
DENTSPLY SIRONA, Inc.	12,124	647,664
DexCom, Inc.(a)	5,401	2,325,022
Eargo, Inc.(a)	928	4,464
Edwards Lifesciences Corp.(a)	34,678	3,786,838

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)(b)	8,949	$386,955
Figs, Inc., Class A(a)(b)	5,749	129,238
Glaukos Corp.(a)	2,324	123,730
Globus Medical, Inc., Class A(a)	4,276	285,337
Haemonetics Corp.(a)	2,897	140,070
Heska Corp.(a)	575	79,108
Hologic, Inc.(a)	14,265	1,001,974
ICU Medical, Inc.(a)	1,072	228,722
IDEXX Laboratories, Inc.(a)	4,742	2,405,617
Inari Medical, Inc.(a)	2,017	148,371
Inogen, Inc.(a)	1,013	30,116
Insulet Corp.(a)	3,723	923,304
Integer Holdings Corp.(a)	2,014	157,918
Integra LifeSciences Holdings Corp.(a)	4,406	285,244
Intersect ENT, Inc.(a)	1,517	41,566
Intuitive Surgical, Inc.(a)	19,894	5,653,477
Invacare Corp.(a)	2,642	5,944
iRadimed Corp.(a)	736	29,308
iRhythm Technologies, Inc.(a)	1,636	204,222
Lantheus Holdings, Inc.(a)	4,187	106,392
LeMaitre Vascular, Inc.	829	35,075
LivaNova PLC(a)	2,909	218,495
Masimo Corp.(a)	2,839	624,211
Medtronic PLC	75,367	7,799,731
Meridian Bioscience, Inc.(a)	2,171	45,265
Merit Medical Systems, Inc.(a)	2,616	145,057
Mesa Laboratories, Inc.	221	62,837
Natus Medical, Inc.(a)	1,964	45,251
Neogen Corp.(a)	5,963	217,471
Neuronetics, Inc.(a)	1,285	4,600
Nevro Corp.(a)	1,937	127,261
Novocure Ltd.(a)	5,924	406,683
NuVasive, Inc.(a)	2,730	141,987
OraSure Technologies, Inc.(a)	2,564	22,691
Ortho Clinical Diagnostics Holdings PLC(a)	5,956	103,396
Orthofix Medical, Inc.(a)	1,089	33,106
OrthoPediatrics Corp.(a)	618	29,225
Outset Medical, Inc.(a)	2,818	104,801
PAVmed, Inc.(a)	3,568	6,137
Penumbra, Inc.(a)	1,995	450,890
Pulmonx Corp.(a)	1,314	31,996
Pulse Biosciences, Inc.(a)	649	7,892
Quidel Corp.(a)	2,067	213,645
Quotient Ltd.(a)	2,710	4,390
ResMed, Inc.	8,062	1,842,973
Retractable Technologies, Inc.(a)(b)	2,137	11,668
SeaSpine Holdings Corp.(a)	1,292	15,478
Senseonics Holdings, Inc.(a)(b)	20,903	56,020
Shockwave Medical, Inc.(a)	1,837	266,310
SI-BONE, Inc.(a)	1,664	32,781
Sientra, Inc.(a)	3,843	10,799
Silk Road Medical, Inc.(a)	2,115	69,393
STAAR Surgical Co.(a)(b)	2,771	201,507
Stereotaxis, Inc.(a)	2,252	12,409
STERIS PLC	4,806	1,078,466
Stryker Corp.	19,603	4,862,524
Surmodics, Inc.(a)	823	37,595
Tactile Systems Technology, Inc.(a)	1,111	17,520
Talis Biomedical Corp.(a)	2,293	6,764
Tandem Diabetes Care, Inc.(a)	3,459	408,542
Teleflex, Inc.	2,648	821,383
TransMedics Group, Inc.(a)	1,422	22,567

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Treace Medical Concepts, Inc.(a)	656	$11,900
Utah Medical Products, Inc.	90	8,466
Vapotherm, Inc.(a)	1,654	26,745
Varex Imaging Corp.(a)	2,011	52,487
ViewRay, Inc.(a)	10,180	44,283
Zimmer Biomet Holdings, Inc.	11,828	1,455,081
Zynex, Inc.	820	6,494

		68,902,102

Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(a)	5,871	65,520
Acadia Healthcare Co., Inc.(a)(b)	5,112	269,147
Accolade, Inc.(a)	2,548	48,667
AdaptHealth Corp.(a)(b)	4,231	79,966
Addus HomeCare Corp.(a)	862	68,813
Agiliti, Inc.(a)	1,083	20,718
Agilon Health, Inc.(a)(b)	9,404	155,918
Alignment Healthcare, Inc.(a)	5,182	39,383
Amedisys, Inc.(a)	1,768	238,857
AmerisourceBergen Corp.	8,331	1,134,682
AMN Healthcare Services, Inc.(a)	2,622	265,713
Anthem, Inc.	13,717	6,049,060
Apollo Medical Holdings, Inc.(a)(b)	2,116	108,932
Apria, Inc.(a)	824	30,826
Aveanna Healthcare Holdings, Inc.(a)	1,972	10,826
Brookdale Senior Living, Inc.(a)	9,444	49,959
Cardinal Health, Inc.	15,819	815,786
Castle Biosciences, Inc.(a)	1,068	46,191
Centene Corp.(a)	32,374	2,517,402
Chemed Corp.	865	405,607
Cigna Corp.	18,201	4,194,602
Community Health Systems, Inc.(a)	6,300	79,947
CorVel Corp.(a)	425	74,851
Covetrus, Inc.(a)	6,319	114,184
Cross Country Healthcare, Inc.(a)	1,938	41,686
CVS Health Corp.	73,981	7,879,716
DaVita, Inc.(a)	3,732	404,437
Encompass Health Corp.	5,412	335,760
Ensign Group, Inc.	2,964	223,575
Fulgent Genetics, Inc.(a)	1,080	68,980
Guardant Health, Inc.(a)	5,038	350,393
Hanger, Inc.(a)	1,491	27,032
HCA Healthcare, Inc.	13,733	3,296,607
HealthEquity, Inc.(a)	4,512	241,121
Henry Schein, Inc.(a)	7,770	585,081
Humana, Inc.	7,223	2,835,028
InfuSystem Holdings, Inc.(a)	955	14,421
Innovage Holding Corp.(a)(b)	978	5,105
Joint Corp.(a)	820	44,313
Laboratory Corp. of America Holdings(a)	5,399	1,465,073
LHC Group, Inc.(a)	1,681	208,612
LifeStance Health Group, Inc.(a)(b)	2,521	19,235
McKesson Corp.	8,611	2,210,616
MEDNAX, Inc.(a)	4,054	99,120
ModivCare, Inc.(a)	665	77,093
Molina Healthcare, Inc.(a)	3,235	939,703
National HealthCare Corp.	696	45,518
National Research Corp.	477	19,843
Oak Street Health, Inc.(a)	5,534	96,181
Ontrak, Inc.(a)	306	1,059
Option Care Health, Inc.(a)	9,463	221,150
Owens & Minor, Inc.	4,370	183,933
Patterson Cos., Inc.	5,305	152,200

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Pennant Group, Inc.(a)	1,158	$19,246
PetIQ, Inc.(a)	1,413	28,882
Premier, Inc., Class A	6,585	251,679
Privia Health Group, Inc.(a)	942	20,046
Progyny, Inc.(a)(b)	3,560	144,180
Quest Diagnostics, Inc.	6,809	919,351
R1 RCM, Inc.(a)	6,591	156,734
RadNet, Inc.(a)	2,261	58,221
Select Medical Holdings Corp.	6,381	148,231
Sharps Compliance Corp.(a)	2,450	16,538
Signify Health, Inc., Class A(a)	4,110	54,786
SOC Telemed, Inc.(a)	3,552	2,555
Surgery Partners, Inc.(a)	1,668	71,174
Tenet Healthcare Corp.(a)	5,800	429,896
Tivity Health, Inc.(a)	1,912	48,641
Triple-S Management Corp.(a)	1,456	52,401
U.S. Physical Therapy, Inc.	849	82,158
UnitedHealth Group, Inc.	52,845	24,972,962
Universal Health Services, Inc., Class B	3,941	512,566
Viemed Healthcare, Inc.(a)	1,492	6,908

		66,975,303

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(a)	7,404	149,709
American Well Corp., Class A(a)	9,807	46,387
Castlight Health, Inc., Class B(a)	10,168	20,743
Cerner Corp.	16,596	1,513,555
Certara, Inc.(a)(b)	5,916	158,135
Change Healthcare, Inc.(a)(b)	13,648	268,593
Computer Programs & Systems, Inc.(a)	440	12,461
Evolent Health, Inc., Class A(a)	4,186	99,250
Forian, Inc.(a)	1,904	15,708
Health Catalyst, Inc.(a)	2,795	83,431
HealthStream, Inc.(a)	1,619	39,423
Icad, Inc.(a)	1,095	6,121
Inspire Medical Systems, Inc.(a)	1,468	324,854
Multiplan Corp.(a)(b)	19,836	79,939
NextGen Healthcare, Inc.(a)	3,477	67,141
Omnicell, Inc.(a)	2,521	378,503
OptimizeRx Corp.(a)	814	36,573
Phreesia, Inc.(a)	3,516	109,664
Schrodinger, Inc.(a)	2,381	67,501
Simulations Plus, Inc.	603	25,639
Tabula Rasa HealthCare, Inc.(a)	1,212	13,077
Teladoc Health, Inc.(a)(b)	8,545	655,487
Veeva Systems, Inc., Class A(a)	7,667	1,813,552
Vocera Communications, Inc.(a)	1,794	141,744

		6,127,190

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	2,234	28,171
Aramark	12,821	439,632
Bally’s Corp.(a)	1,697	60,651
Biglari Holdings, Inc., Class B(a)	32	3,792
BJ’s Restaurants, Inc.(a)	1,084	32,618
Bloomin’ Brands, Inc.(a)	4,692	95,388
Bluegreen Vacations Holding Corp.(a)	372	11,149
Booking Holdings, Inc.(a)(b)	2,298	5,644,187
Boyd Gaming Corp.(a)	4,518	268,640
Brinker International, Inc.(a)	2,824	93,785
Caesars Entertainment, Inc.(a)	11,450	871,803
Carnival Corp.(a)	47,819	947,294
Carrols Restaurant Group, Inc.	896	2,213

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Century Casinos, Inc.(a)	1,395	$13,880
Cheesecake Factory, Inc.(a)	2,810	100,261
Chipotle Mexican Grill, Inc.(a)(b)	1,567	2,327,904
Choice Hotels International, Inc.	1,876	269,018
Churchill Downs, Inc.	2,037	428,381
Chuy’s Holdings, Inc.(a)	1,136	28,639
Cracker Barrel Old Country Store, Inc.	1,256	149,640
Darden Restaurants, Inc.	7,413	1,036,856
Dave & Buster’s Entertainment, Inc.(a)	2,569	91,944
Del Taco Restaurants, Inc.	678	8,455
Denny’s Corp.(a)	3,384	52,452
Dine Brands Global, Inc.	887	60,183
Domino’s Pizza, Inc.	2,045	929,759
DraftKings, Inc., Class A(a)(b)	17,609	388,983
Drive Shack, Inc.(a)	6,737	9,432
El Pollo Loco Holdings, Inc.(a)	399	5,323
Everi Holdings, Inc.(a)(b)	5,012	99,087
Expedia Group, Inc.(a)	8,182	1,499,679
Fiesta Restaurant Group, Inc.(a)	813	7,699
Full House Resorts, Inc.(a)	2,239	19,770
GAN Ltd.(a)	2,249	15,496
Golden Entertainment, Inc.(a)	1,082	48,668
Golden Nugget Online Gaming, Inc.(a)	1,705	13,708
Hall of Fame Resort & Entertainment Co.(a)(b)	5,096	5,911
Hilton Grand Vacations, Inc.(a)	4,934	241,075
Hilton Worldwide Holdings, Inc.(a)	15,372	2,230,631
Hyatt Hotels Corp., Class A(a)	2,705	247,805
International Game Technology PLC	5,138	137,544
Jack in the Box, Inc.	1,145	104,252
Krispy Kreme, Inc.	1,974	29,590
Las Vegas Sands Corp.(a)	19,331	846,698
Life Time Group Holdings, Inc.(a)(b)	1,677	25,189
Lindblad Expeditions Holdings, Inc.(a)	2,077	35,039
Marriott International, Inc., Class A(a)	15,205	2,449,830
Marriott Vacations Worldwide Corp.	2,276	369,577
McDonald’s Corp.	41,850	10,857,982
MGM Resorts International	21,884	934,884
Monarch Casino & Resort, Inc.(a)	605	37,449
Nathan’s Famous, Inc.	339	18,265
NEOGAMES SA(a)	318	7,527
Noodles & Co.(a)	1,836	15,441
Norwegian Cruise Line Holdings Ltd.(a)	21,091	439,326
ONE Group Hospitality, Inc.(a)	2,463	31,034
Papa John’s International, Inc.	1,926	237,765
Penn National Gaming, Inc.(a)	9,602	437,947
Planet Fitness, Inc., Class A(a)	4,571	405,173
PlayAGS, Inc.(a)	1,281	9,979
Portillo’s, Inc.(a)(b)	1,977	52,489
RCI Hospitality Holdings, Inc.	626	43,739
Red Robin Gourmet Burgers, Inc.(a)	441	6,505
Red Rock Resorts, Inc., Class A	3,336	148,519
Royal Caribbean Cruises Ltd.(a)	12,447	968,501
Rush Street Interactive, Inc.(a)	2,591	26,273
Ruth’s Hospitality Group, Inc.(a)	1,993	39,920
Scientific Games Corp., Class A(a)	5,250	302,925
SeaWorld Entertainment, Inc.(a)	2,719	161,998
Shake Shack, Inc., Class A(a)	2,297	151,763
Six Flags Entertainment Corp.(a)	4,559	180,035
Starbucks Corp.	66,012	6,490,300
Target Hospitality Corp.(a)	2,425	8,027
Texas Roadhouse, Inc.	3,846	328,410
Travel + Leisure Co.	4,909	278,831

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	2,230	$617,933
Wendy’s Co.	10,460	240,894
Wingstop, Inc.	1,663	254,855
Wyndham Hotels & Resorts, Inc.	5,329	447,370
Wynn Resorts Ltd.(a)	5,898	503,984
Yum China Holdings, Inc.	24,277	1,169,423
Yum! Brands, Inc.	16,344	2,045,778

		50,728,925

Household Durables — 0.5%
Aterian, Inc.(a)	1,384	4,484
Bassett Furniture Industries, Inc.	916	17,001
Beazer Homes USA, Inc.(a)	1,012	18,459
Cavco Industries, Inc.(a)	513	138,223
Century Communities, Inc.	1,627	107,138
D.R. Horton, Inc.	18,493	1,649,946
Ethan Allen Interiors, Inc.	842	21,227
Flexsteel Industries, Inc.	518	12,903
Garmin Ltd.	8,409	1,046,248
GoPro, Inc., Class A(a)	8,298	73,520
Green Brick Partners, Inc.(a)	1,939	45,916
Hamilton Beach Brands Holding Co., Class A	190	2,633
Helen of Troy Ltd.(a)	1,318	275,897
Hooker Furniture Corp.	333	7,339
Hovnanian Enterprises, Inc., Class A(a)	259	25,092
Installed Building Products, Inc.	1,230	136,272
iRobot Corp.(a)	1,749	114,595
KB Home	4,712	199,082
La-Z-Boy, Inc.	2,410	88,471
Leggett & Platt, Inc.	7,350	292,898
Lennar Corp., B Shares	1,295	104,545
Lennar Corp., Class A	14,438	1,387,636
LGI Homes, Inc.(a)	1,213	151,031
Lifetime Brands, Inc.	464	7,192
Lovesac Co.(a)	653	35,164
M/I Homes, Inc.(a)	1,521	80,598
MDC Holdings, Inc.	2,849	144,416
Meritage Homes Corp.(a)	2,069	211,100
Mohawk Industries, Inc.(a)	3,123	493,028
Newell Brands, Inc.	22,040	511,548
NVR, Inc.(a)	177	942,918
PulteGroup, Inc.	14,481	763,004
Purple Innovation, Inc.(a)	3,669	30,526
Skyline Champion Corp.(a)	3,086	207,811
Sonos, Inc.(a)	6,758	170,437
Taylor Morrison Home Corp.(a)	6,404	196,539
Tempur Sealy International, Inc.	10,061	400,528
Toll Brothers, Inc.	6,192	365,142
TopBuild Corp.(a)	1,911	444,594
Traeger, Inc.(a)(b)	1,304	13,288
Tri Pointe Homes, Inc.(a)	6,899	164,265
Tupperware Brands Corp.(a)	3,393	52,320
Universal Electronics, Inc.(a)	976	34,638
VOXX International Corp.(a)	1,140	12,597
Vuzix Corp.(a)(b)	2,953	19,283
Weber, Inc.(b)	1,560	16,910
Whirlpool Corp.	3,321	698,041

		11,936,443

Household Products — 1.2%
Central Garden & Pet Co.(a)	682	31,638
Central Garden & Pet Co., Class A(a)	1,849	80,117
Church & Dwight Co., Inc.	13,611	1,397,169

Security	Shares	Value

Household Products (continued)
Clorox Co.	6,934	$1,163,941
Colgate-Palmolive Co.	46,761	3,855,445
Energizer Holdings, Inc.	3,583	134,757
Kimberly-Clark Corp.	18,868	2,597,180
Oil-Dri Corp. of America	141	4,797
Procter & Gamble Co.	135,212	21,694,765
Reynolds Consumer Products Inc.	2,901	87,813
Spectrum Brands Holdings, Inc.	2,420	216,300
WD-40 Co.	816	181,364

		31,445,286

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	37,500	831,750
Brookfield Renewable Corp., Class A	7,045	241,080
Clearway Energy, Inc., Class A	2,467	76,107
Clearway Energy, Inc., Class C	4,431	149,236
Ormat Technologies, Inc.	2,569	175,103
Sunnova Energy International, Inc.(a)	5,263	103,470
Vistra Corp.	26,580	579,710

		2,156,456

Industrial Conglomerates — 0.9%
3M Co.	32,481	5,392,495
General Electric Co.	61,239	5,785,861
Honeywell International, Inc.	39,010	7,976,765
Roper Technologies, Inc.	5,855	2,559,572

		21,714,693

Insurance — 2.1%
Aflac, Inc.	36,622	2,300,594
Alleghany Corp.(a)	759	503,976
Allstate Corp.	15,943	1,923,842
Ambac Financial Group, Inc.(a)	1,699	24,075
American Equity Investment Life Holding Co.	4,364	179,535
American Financial Group, Inc.	3,746	488,029
American International Group, Inc.	46,624	2,692,536
American National Group, Inc.	457	86,277
AMERISAFE, Inc.	924	48,528
Aon PLC, Class A	12,267	3,391,089
Arch Capital Group Ltd.(a)	20,766	961,881
Argo Group International Holdings Ltd.	1,747	99,195
Arthur J. Gallagher & Co.	11,516	1,818,837
Assurant, Inc.	3,309	504,656
Assured Guaranty Ltd.	4,229	225,363
Axis Capital Holdings Ltd.	4,196	239,088
Brighthouse Financial, Inc.(a)	4,515	245,842
Brown & Brown, Inc.	13,349	884,772
BRP Group, Inc., Class A(a)	2,348	71,661
Chubb Ltd.	24,100	4,754,448
Cincinnati Financial Corp.	8,427	992,953
Citizens, Inc.(a)	3,588	17,043
CNA Financial Corp.	1,745	80,113
CNO Financial Group, Inc.	7,685	191,664
eHealth, Inc.(a)	1,290	28,187
Employers Holdings, Inc.	798	31,202
Enstar Group Ltd.(a)	679	179,989
Erie Indemnity Co., Class A	1,502	276,518
Everest Re Group Ltd.	2,191	620,929
Fidelity National Financial, Inc.	15,005	755,502
First American Financial Corp.	5,864	436,927
Genworth Financial, Inc., Class A(a)	15,800	61,620
Globe Life, Inc.	5,639	576,870
GoHealth, Inc., Class A(a)	3,067	8,465
Goosehead Insurance, Inc., Class A	1,045	103,016

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Greenlight Capital Re Ltd., Class A(a)	1,310	$9,484
Hanover Insurance Group, Inc.	1,944	268,194
Hartford Financial Services Group, Inc.	19,009	1,366,177
HCI Group, Inc.	444	30,134
Heritage Insurance Holdings, Inc.	585	3,645
Horace Mann Educators Corp.	1,576	59,904
Independence Holding Co.	268	15,263
Investors Title Co.	51	10,199
James River Group Holdings Ltd.	2,673	75,699
Kemper Corp.	3,523	211,310
Kinsale Capital Group, Inc.	1,245	249,398
Lemonade, Inc.(a)(b)	2,329	74,365
Lincoln National Corp.	10,446	731,011
Loews Corp.	12,195	727,554
Maiden Holdings Ltd.(a)	6,872	19,173
Markel Corp.(a)	765	943,046
Marsh & McLennan Cos., Inc.	28,619	4,397,023
MBIA, Inc.(a)	2,769	37,852
Mercury General Corp.	1,465	80,077
MetLife, Inc.	39,774	2,667,244
MetroMile, Inc.(a)	2,436	4,044
National Western Life Group, Inc., Class A	82	17,537
Old Republic International Corp.	15,429	395,445
Palomar Holdings, Inc.(a)	1,248	65,832
Primerica, Inc.	2,214	341,709
Principal Financial Group, Inc.	14,653	1,070,548
ProAssurance Corp.	1,892	45,332
Progressive Corp.	32,796	3,563,613
Prudential Financial, Inc.	21,398	2,387,375
Reinsurance Group of America, Inc.	3,770	432,909
RenaissanceRe Holdings Ltd.	2,533	398,112
RLI Corp.	2,287	239,632
Safety Insurance Group, Inc.	657	54,091
Selective Insurance Group, Inc.	3,146	248,219
Selectquote, Inc.(a)	8,469	62,586
SiriusPoint Ltd.(a)	6,850	58,020
State Auto Financial Corp.	1,267	65,504
Stewart Information Services Corp.	1,098	78,430
Tiptree, Inc.	2,116	26,217
Travelers Cos., Inc.	13,722	2,280,322
Trean Insurance Group, Inc.(a)	1,480	11,944
Trupanion, Inc.(a)(b)	2,192	208,788
United Fire Group, Inc.	1,781	44,418
United Insurance Holdings Corp.	649	2,622
Universal Insurance Holdings, Inc.	1,090	18,792
Unum Group	11,353	288,139
W.R. Berkley Corp.	7,688	649,636
White Mountains Insurance Group Ltd.	162	168,636
Willis Towers Watson PLC	6,948	1,625,554

		52,635,980

Interactive Media & Services(a) — 5.3%
Alphabet, Inc., Class A	16,873	45,659,519
Alphabet, Inc., Class C	15,751	42,747,742
Cargurus, Inc.(b)	5,622	179,342
Cars.com, Inc.	4,460	69,487
Eventbrite, Inc., Class A(b)	4,028	57,721
EverQuote, Inc., Class A	1,224	20,147
fuboTV, Inc.(b)	7,497	80,518
IAC/InterActiveCorp	4,416	602,961
Liberty TripAdvisor Holdings, Inc., Class A	2,921	6,572
Match Group, Inc.	15,793	1,779,871

Security	Shares	Value

Interactive Media & Services (continued)
MediaAlpha, Inc., Class A	1,139	$16,914
Meta Platforms, Inc., Class A	132,630	41,547,674
Pinterest, Inc., Class A	31,351	926,736
QuinStreet, Inc.	3,046	49,010
TripAdvisor, Inc.(b)	5,684	154,321
TrueCar, Inc.	5,805	19,969
Twitter, Inc.	43,630	1,636,561
Vimeo, Inc.	7,862	115,178
Yelp, Inc.	4,499	155,395
Ziff Davis, Inc.	2,424	254,665

		136,080,303

Internet & Direct Marketing Retail — 3.1%
1-800-Flowers.com, Inc., Class A(a)	1,280	21,798
Amazon.com, Inc.(a)	24,360	72,872,209
CarParts.com, Inc.(a)(b)	2,466	22,687
DoorDash, Inc., Class A(a)	8,185	928,916
Duluth Holdings, Inc., Class B(a)	1,416	21,353
eBay, Inc.	34,949	2,099,386
Etsy, Inc.(a)	7,142	1,121,865
Groupon, Inc.(a)	1,225	37,412
Lands’ End, Inc.(a)(b)	889	16,295
Liquidity Services, Inc.(a)	1,998	38,022
Overstock.com, Inc.(a)(b)	2,560	122,726
PetMed Express, Inc.	1,061	27,406
Porch Group, Inc.(a)(b)	4,723	49,828
Quotient Technology, Inc.(a)	4,746	33,744
Qurate Retail, Inc., Series A	21,408	150,498
RealReal, Inc.(a)	4,179	39,492
Revolve Group, Inc.(a)	2,163	106,679
Shutterstock, Inc.	1,408	136,534
Stitch Fix, Inc., Class A(a)	5,133	84,335
Wayfair, Inc., Class A(a)(b)	4,357	679,344
Xometry, Inc., Class A(a)	433	22,343

		78,632,872

IT Services — 4.7%
Accenture PLC, Class A	35,712	12,627,049
Akamai Technologies, Inc.(a)(b)	9,046	1,036,219
Alliance Data Systems Corp.	2,726	188,203
Amdocs Ltd.	7,179	544,814
Automatic Data Processing, Inc.	23,869	4,921,072
BigCommerce Holdings, Inc., Series-1(a)	2,827	92,415
Block, Inc.(a)	26,911	3,290,946
Brightcove, Inc.(a)	2,245	21,170
Broadridge Financial Solutions, Inc.	6,462	1,028,880
Cantaloupe, Inc.(a)	2,911	24,452
Cass Information Systems, Inc.	434	17,655
Cloudflare, Inc., Class A(a)	14,458	1,393,751
Cognizant Technology Solutions Corp., Class A	29,524	2,521,940
Concentrix Corp.	2,302	462,679
Conduent, Inc.(a)	11,206	53,004
CSG Systems International, Inc.	1,739	98,723
DigitalOcean Holdings, Inc.(a)(b)	2,928	167,892
DXC Technology Co.(a)	13,982	420,579
EPAM Systems, Inc.(a)	3,013	1,434,610
Euronet Worldwide, Inc.(a)(b)	2,781	372,348
EVERTEC, Inc.	3,340	145,758
Evo Payments, Inc., Class A(a)	2,672	64,449
ExlService Holdings, Inc.(a)	1,849	222,841
Fastly, Inc., Class A(a)(b)	5,912	169,438
Fidelity National Information Services, Inc.	34,108	4,090,231
Fiserv, Inc.(a)	33,537	3,544,861

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies, Inc.(a)	4,408	$1,050,250
Flywire Corp.(a)	3,641	102,640
Gartner, Inc.(a)	4,470	1,313,688
Genpact Ltd.	10,162	505,560
Global Payments, Inc.	16,142	2,419,363
Globant SA(a)	2,247	573,389
GoDaddy, Inc., Class A(a)	9,389	710,841
GreenSky, Inc., Class A(a)	5,143	54,259
Grid Dynamics Holdings, Inc.(a)	2,355	62,761
Hackett Group, Inc.	1,720	32,921
I3 Verticals, Inc., Class A(a)	1,114	25,778
International Business Machines Corp.	50,171	6,701,340
International Money Express, Inc.(a)	2,474	39,609
Jack Henry & Associates, Inc.	4,181	701,614
Kyndryl Holdings, Inc.(a)	12,995	219,356
Limelight Networks, Inc.(a)	5,082	21,700
LiveRamp Holdings, Inc.(a)	3,611	161,231
Mastercard, Inc., Class A	49,118	18,978,213
Maximus, Inc.	3,520	272,166
MoneyGram International, Inc.(a)	6,591	57,803
MongoDB, Inc.(a)	3,553	1,439,356
Okta, Inc.(a)	7,054	1,395,916
Paya Holdings, Inc.(a)	4,078	26,711
Paychex, Inc.	18,001	2,119,798
PayPal Holdings, Inc.(a)	65,941	11,337,896
Paysafe Ltd.(a)	41,594	150,986
Perficient, Inc.(a)	1,876	196,642
Rackspace Technology, Inc.(a)(b)	2,884	36,079
Repay Holdings Corp.(a)	5,002	89,486
Sabre Corp.(a)	17,947	164,215
Shift4 Payments, Inc., Class A(a)(b)	2,445	128,900
Snowflake, Inc., Class A(a)	11,143	3,074,354
SolarWinds Corp.	1,754	23,854
StarTek, Inc.(a)	3,279	16,690
StoneCo Ltd., Class A(a)	13,166	205,126
Switch, Inc., Class A	6,715	172,105
Thoughtworks Holding, Inc.(a)	2,150	46,053
TTEC Holdings, Inc.	1,040	83,294
Tucows, Inc., Class A(a)(b)	474	37,446
Twilio, Inc., Class A(a)	9,318	1,920,626
Unisys Corp.(a)	3,469	63,309
VeriSign, Inc.(a)	5,425	1,178,201
Verra Mobility Corp.(a)	6,861	108,678
Visa, Inc., Class A	95,030	21,492,935
Western Union Co.	22,502	425,513
WEX, Inc.(a)	2,474	398,265
Wix.com Ltd.(a)	3,064	402,518

		119,695,413

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,764	82,379
American Outdoor Brands, Inc.(a)	1,158	19,200
AMMO, Inc.(a)(b)	3,293	15,280
Brunswick Corp.	4,293	389,761
Callaway Golf Co.(a)	6,815	162,606
Clarus Corp.	1,492	33,615
Escalade, Inc.	501	7,164
Genius Brands International, Inc.(a)(b)	13,975	12,294
Hasbro, Inc.	7,286	673,809
Hayward Holdings, Inc.(a)(b)	2,852	56,156
Johnson Outdoors, Inc., Class A	138	12,450
Latham Group, Inc.(a)(b)	2,161	36,045

Security	Shares	Value

Leisure Products (continued)
Malibu Boats, Inc., Class A(a)	1,332	$87,459
MasterCraft Boat Holdings, Inc.(a)	1,420	36,111
Mattel, Inc.(a)	19,120	399,990
Nautilus, Inc.(a)(b)	1,478	7,538
Peloton Interactive, Inc., Class A(a)	15,380	420,335
Polaris, Inc.	3,182	358,261
Smith & Wesson Brands, Inc.	2,956	50,489
Sturm Ruger & Co., Inc.	1,052	70,726
Vista Outdoor, Inc.(a)	3,618	139,582
YETI Holdings, Inc.(a)(b)	4,727	309,997

		3,381,247

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)	4,896	471,338
Adaptive Biotechnologies Corp.(a)	6,063	105,739
Agilent Technologies, Inc.	17,188	2,394,632
Avantor, Inc.(a)	33,623	1,255,147
Berkeley Lights, Inc.(a)	2,417	23,469
Bionano Genomics, Inc.(a)	14,144	31,400
Bio-Rad Laboratories, Inc., Class A(a)	1,189	713,079
Bio-Techne Corp.	2,186	822,832
Bruker Corp.	5,642	375,757
Charles River Laboratories International, Inc.(a)	2,827	932,232
ChromaDex Corp.(a)(b)	2,577	7,241
Codexis, Inc.(a)	3,610	74,005
Danaher Corp.	35,595	10,172,695
Fluidigm Corp.(a)(b)	5,382	17,599
Harvard Bioscience, Inc.(a)	3,253	18,932
Illumina, Inc.(a)	8,192	2,857,533
Inotiv, Inc.(a)(b)	753	24,089
IQVIA Holdings, Inc.(a)	10,773	2,638,308
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	5,945	171,929
MaxCyte, Inc.(a)	6,350	41,021
Medpace Holdings, Inc.(a)	1,624	288,195
Mettler-Toledo International, Inc.(a)	1,267	1,865,886
NanoString Technologies, Inc.(a)	2,353	81,696
NeoGenomics, Inc.(a)	6,198	139,703
Pacific Biosciences of California, Inc.(a)	10,697	119,593
PerkinElmer, Inc.	7,081	1,219,136
Personalis, Inc.(a)	1,910	21,755
QIAGEN NV(a)	12,580	622,584
Quanterix Corp.(a)	1,710	52,052
Repligen Corp.(a)	3,088	612,474
Seer, Inc.(a)(b)	2,417	38,019
Sotera Health Co.(a)	5,256	113,057
Syneos Health, Inc.(a)	5,649	511,573
Thermo Fisher Scientific, Inc.	22,058	12,822,315
Waters Corp.(a)	3,377	1,081,045
West Pharmaceutical Services, Inc.	4,116	1,618,494

		44,356,554

Machinery — 1.8%
AGCO Corp.	3,428	401,762
AgEagle Aerial Systems, Inc.(a)	4,287	5,144
Alamo Group, Inc.	524	73,805
Albany International Corp., Class A	1,571	131,508
Allison Transmission Holdings, Inc.	5,509	209,287
Altra Industrial Motion Corp.	3,350	161,738
Astec Industries, Inc.	1,337	84,619
Barnes Group, Inc.	2,596	117,261
Blue Bird Corp.(a)(b)	429	6,654
Caterpillar, Inc.	30,361	6,119,563
Chart Industries, Inc.(a)(b)	1,992	242,765

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
CIRCOR International, Inc.(a)	747	$20,744
Colfax Corp.(a)	6,567	270,035
Columbus McKinnon Corp.	1,466	63,448
Commercial Vehicle Group, Inc.(a)	2,001	15,488
Crane Co.	2,791	288,896
Cummins, Inc.	8,024	1,772,341
Deere & Co.	15,638	5,886,143
Desktop Metal, Inc., Class A(a)	11,454	46,847
Donaldson Co., Inc.	6,936	386,058
Douglas Dynamics, Inc.	1,306	47,708
Dover Corp.	7,955	1,351,634
Energy Recovery, Inc.(a)	2,318	45,386
Enerpac Tool Group Corp.	3,044	54,335
EnPro Industries, Inc.	1,210	127,074
ESCO Technologies, Inc.	1,470	117,277
Evoqua Water Technologies Corp.(a)(b)	6,747	273,254
Federal Signal Corp.	4,475	174,615
Flowserve Corp.	7,829	255,382
Fortive Corp.	18,332	1,293,139
Franklin Electric Co., Inc.	2,637	228,892
Gates Industrial Corp. PLC(a)	5,134	79,423
Gorman-Rupp Co.	1,213	48,653
Graco, Inc.	9,222	669,148
Greenbrier Cos., Inc.	1,846	74,505
Helios Technologies, Inc.	1,936	148,356
Hillenbrand, Inc.	3,849	178,902
Hydrofarm Holdings Group, Inc.(a)(b)	2,964	58,124
Hyliion Holdings Corp.(a)	5,934	26,406
Hyster-Yale Materials Handling, Inc.	750	33,668
Ideanomics, Inc.(a)(b)	20,556	21,995
IDEX Corp.	4,328	932,424
Illinois Tool Works, Inc.	17,640	4,126,349
Ingersoll Rand, Inc.	22,580	1,269,222
ITT, Inc.	4,812	442,319
John Bean Technologies Corp.	1,808	244,080
Kadant, Inc.	660	137,927
Kennametal, Inc.	4,869	168,321
Lincoln Electric Holdings, Inc.	3,252	415,736
Lindsay Corp.	692	87,365
Luxfer Holdings PLC	3,342	57,081
Manitowoc Co., Inc.(a)	2,189	39,949
Meritor, Inc.(a)	3,648	84,086
Middleby Corp.(a)	3,042	563,378
Miller Industries, Inc.	1,182	37,198
Mueller Industries, Inc.	3,097	159,991
Mueller Water Products, Inc., Class A	8,205	105,434
Nikola Corp.(a)(b)	12,299	98,761
NN, Inc.(a)	2,043	7,784
Nordson Corp.	3,291	765,289
Omega Flex, Inc.	130	18,455
Oshkosh Corp.	3,759	427,812
Otis Worldwide Corp.	23,782	2,031,696
PACCAR, Inc.	19,060	1,772,389
Parker-Hannifin Corp.	7,249	2,247,262
Park-Ohio Holdings Corp.	132	2,672
Pentair PLC	9,472	603,366
Proto Labs, Inc.(a)	1,431	71,808
RBC Bearings, Inc.(a)	1,556	280,811
REV Group, Inc.	1,078	14,478
Shyft Group, Inc.	1,974	82,790
Snap-on, Inc.	3,040	633,080
SPX Corp.(a)	2,297	119,857

Security	Shares	Value

Machinery (continued)
SPX FLOW, Inc.	2,188	$188,606
Standex International Corp.	643	63,882
Stanley Black & Decker, Inc.	9,119	1,592,633
Tennant Co.	1,312	101,247
Terex Corp.	3,675	153,321
Timken Co.	3,564	238,075
Titan International, Inc.(a)	2,632	25,662
Toro Co.	5,863	566,249
Trinity Industries, Inc.	4,771	137,071
Wabash National Corp.	1,971	38,671
Watts Water Technologies, Inc., Class A	1,486	227,670
Welbilt, Inc.(a)	7,506	178,268
Westinghouse Air Brake Technologies Corp.	9,941	883,755
Xylem, Inc.	10,080	1,058,602

		45,114,864

Marine — 0.0%
Costamare, Inc.	3,080	40,471
Eagle Bulk Shipping, Inc.	778	34,870
Genco Shipping & Trading Ltd.	2,396	37,282
Kirby Corp.(a)	3,742	243,903
Matson, Inc.	2,255	220,223
Safe Bulkers, Inc.(a)	7,287	25,432

		602,181

Media — 1.1%
Advantage Solutions, Inc.(a)	3,751	27,307
Altice USA, Inc., Class A(a)	12,284	177,135
AMC Networks, Inc., Class A(a)	1,603	68,336
Audacy, Inc.(a)	11,048	26,736
Boston Omaha Corp., Class A(a)	863	22,775
Cable One, Inc.	297	458,785
Cardlytics, Inc.(a)(b)	1,891	126,886
Charter Communications, Inc., Class A(a)	7,002	4,154,567
Clear Channel Outdoor Holdings, Inc.(a)	18,038	55,196
Comcast Corp., Class A	256,080	12,801,439
ComScore, Inc.(a)	2,806	8,502
Daily Journal Corp.(a)(b)	60	19,439
Discovery, Inc., Class A(a)(b)	10,133	282,812
Discovery, Inc., Class C(a)	16,815	459,890
DISH Network Corp., Class A(a)	13,981	439,003
Emerald Holding, Inc.(a)	736	2,399
Entravision Communications Corp., Class A	1,689	10,235
EW Scripps Co., Class A	2,946	60,393
Fluent, Inc.(a)	1,571	2,514
Fox Corp., Class A	17,695	718,594
Fox Corp., Class B	8,940	332,389
Gannett Co., Inc.(a)	7,997	38,865
Gray Television, Inc.	4,444	92,657
iHeartMedia, Inc., Class A(a)	5,629	113,424
Integral Ad Science Holding Corp.(a)	1,140	19,084
Interpublic Group of Cos., Inc.	21,899	778,291
John Wiley & Sons, Inc., Class A	2,265	114,949
Liberty Broadband Corp., Class A(a)	1,674	244,990
Liberty Broadband Corp., Class C(a)	7,531	1,117,676
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,820	222,925
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	9,359	435,474
Loyalty Ventures, Inc.(a)	1,090	31,948
Magnite, Inc.(a)	8,411	114,137
National CineMedia, Inc.	2,288	6,040
New York Times Co., Class A	9,082	363,553
News Corp., Class A	19,133	425,518
News Corp., Class B	9,143	203,340
Nexstar Media Group, Inc., Class A	2,127	351,763

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group, Inc.	11,755	$885,857
Scholastic Corp.	1,551	63,622
Sinclair Broadcast Group, Inc., Class A	2,243	61,638
Sirius XM Holdings, Inc.(b)	50,960	324,106
Stagwell, Inc.(a)(b)	4,676	34,930
TechTarget, Inc.(a)	1,296	107,490
TEGNA, Inc.	12,601	243,955
Thryv Holdings, Inc.(a)(b)	853	27,663
ViacomCBS, Inc., Class A	2,068	75,648
ViacomCBS, Inc., Class B	31,642	1,058,425
WideOpenWest, Inc.(a)	3,478	64,726

		27,878,026

Metals & Mining — 0.5%
Alcoa Corp.	10,313	584,850
Allegheny Technologies, Inc.(a)	6,670	121,994
Arconic Corp.(a)	6,392	197,705
Ardagh Group SA(a)	1,250	30,094
Carpenter Technology Corp.	2,307	66,257
Century Aluminum Co.(a)	3,746	57,464
Cleveland-Cliffs, Inc.(a)	25,127	430,677
Coeur Mining, Inc.(a)	16,736	78,492
Commercial Metals Co.	6,336	211,876
Compass Minerals International, Inc.	1,903	101,620
Constellium SE(a)	6,148	107,529
Ferroglobe PLC(a)(c)	844	—
Freeport-McMoRan, Inc.	81,755	3,042,921
Gatos Silver, Inc.(a)	2,285	7,106
Haynes International, Inc.	363	13,656
Hecla Mining Co.	31,849	157,971
Kaiser Aluminum Corp.	806	77,175
Materion Corp.	1,319	109,279
MP Materials Corp.(a)	4,424	176,695
Newmont Corp.	44,730	2,736,134
Novagold Resources, Inc.(a)	12,171	80,329
Nucor Corp.	15,983	1,620,676
Olympic Steel, Inc.	1,177	25,058
Reliance Steel & Aluminum Co.	3,424	523,461
Royal Gold, Inc.	3,679	373,602
Ryerson Holding Corp.	1,198	24,559
Schnitzer Steel Industries, Inc., Class A	1,945	76,127
Southern Copper Corp.	4,681	299,069
Steel Dynamics, Inc.	10,387	576,686
SunCoke Energy, Inc.	5,143	35,230
TimkenSteel Corp.(a)(b)	2,945	41,318
United States Steel Corp.	14,679	304,149
Warrior Met Coal, Inc.	2,567	67,255
Worthington Industries, Inc.	1,826	98,933

		12,455,947

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	26,635	396,595
Annaly Capital Management, Inc.	78,974	623,895
Apollo Commercial Real Estate Finance, Inc.	7,237	98,785
Arbor Realty Trust, Inc.	8,496	148,765
Ares Commercial Real Estate Corp.	2,603	38,238
ARMOUR Residential REIT, Inc.	5,531	51,881
Blackstone Mortgage Trust, Inc., Class A	8,520	267,698
BrightSpire Capital, Inc.	5,031	47,241
Broadmark Realty Capital, Inc.	7,832	73,464
Chimera Investment Corp.	13,492	195,634
Dynex Capital, Inc.	2,599	41,792
Ellington Financial, Inc.	6,403	113,781

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	811	$10,924
Granite Point Mortgage Trust, Inc.	1,933	23,389
Great Ajax Corp.	2,080	27,123
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,189	173,760
Invesco Mortgage Capital, Inc.	12,749	34,167
KKR Real Estate Finance Trust, Inc.	2,479	52,902
Ladder Capital Corp.	6,531	77,654
MFA Financial, Inc.	25,148	116,435
New Residential Investment Corp.	24,528	261,223
New York Mortgage Trust, Inc.	17,656	66,210
Orchid Island Capital, Inc.	5,689	22,927
PennyMac Mortgage Investment Trust	5,334	95,052
Ready Capital Corp.	3,168	45,112
Redwood Trust, Inc.	6,308	77,778
Starwood Property Trust, Inc.	15,905	393,649
TPG RE Finance Trust, Inc.	3,418	43,135
Two Harbors Investment Corp.	16,642	95,692

		3,714,901

Multiline Retail — 0.5%
Big Lots, Inc.	1,787	74,893
Dillard’s, Inc., Class A	348	88,295
Dollar General Corp.	13,066	2,724,000
Dollar Tree, Inc.(a)	12,443	1,632,770
Franchise Group, Inc.	1,453	72,752
Kohl’s Corp.	8,658	516,969
Macy’s, Inc.	10,524	269,414
Nordstrom, Inc.(a)	6,401	144,023
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,663	175,604
Target Corp.	27,346	6,027,879

		11,726,599

Multi-Utilities — 0.7%
Ameren Corp.	14,048	1,246,620
Avista Corp.	4,703	209,095
Black Hills Corp.	3,561	241,222
CenterPoint Energy, Inc.	33,498	950,003
CMS Energy Corp.	16,340	1,051,969
Consolidated Edison, Inc.	19,700	1,703,065
Dominion Energy, Inc.	45,346	3,657,608
DTE Energy Co.	10,667	1,284,627
MDU Resources Group, Inc.	11,098	325,948
NiSource, Inc.	21,918	639,567
NorthWestern Corp.	3,345	194,412
Public Service Enterprise Group, Inc.	28,521	1,897,502
Sempra Energy	17,897	2,472,650
Unitil Corp.	767	36,003
WEC Energy Group, Inc.	17,643	1,712,077

		17,622,368

Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.(a)	1,655	15,176
Alto Ingredients, Inc.(a)(b)	3,664	18,980
Altus Midstream Co., Class A	357	22,502
Antero Midstream Corp.	19,417	193,199
Antero Resources Corp.(a)	15,879	310,117
APA Corp.	20,936	695,285
Arch Resources, Inc.	980	92,747
Berry Corp.	2,607	22,655
Brigham Minerals, Inc., Class A	2,322	50,248
California Resources Corp.	4,818	205,343
Callon Petroleum Co.(a)(b)	2,471	122,166
Centennial Resource Development, Inc., Class A(a)	9,150	71,462

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.	12,994	$1,454,029
Chesapeake Energy Corp.	5,848	398,658
Chevron Corp.	108,542	14,254,821
Civitas Resources, Inc.	2,558	139,411
Clean Energy Fuels Corp.(a)	11,139	67,614
CNX Resources Corp.(a)	12,210	181,074
Comstock Resources, Inc.(a)	4,466	34,745
ConocoPhillips	73,953	6,553,715
CONSOL Energy, Inc.(a)	2,144	46,611
Continental Resources, Inc.	3,738	194,152
Coterra Energy, Inc.	44,131	966,469
Crescent Energy, Inc.(a)	1,874	24,868
CVR Energy, Inc.	2,507	48,962
Delek US Holdings, Inc.(a)	3,571	55,422
Denbury, Inc.(a)	2,901	217,981
Devon Energy Corp.	38,034	1,923,379
DHT Holdings, Inc.	8,078	39,421
Diamondback Energy, Inc.	10,072	1,270,684
Dorian LPG Ltd.	1,250	14,863
DTE Midstream LLC(a)	5,452	281,868
Earthstone Energy, Inc., Class A(a)	1,997	27,279
Energy Fuels, Inc.(a)	8,340	51,458
EOG Resources, Inc.	32,601	3,634,359
EQT Corp.(a)	17,148	364,395
Equitrans Midstream Corp.	21,144	171,478
Exxon Mobil Corp.	237,705	18,056,072
Falcon Minerals Corp.	1,711	8,846
Frontline Ltd.(a)	7,646	50,234
Gevo, Inc.(a)(b)	9,834	33,632
Golar LNG Ltd.(a)	5,492	78,810
Green Plains, Inc.(a)	1,196	36,526
Hess Corp.	15,730	1,451,722
HollyFrontier Corp.	8,765	308,177
International Seaways, Inc.	1,728	25,212
Kinder Morgan, Inc.	108,803	1,888,820
Kosmos Energy Ltd.(a)	22,400	96,992
Laredo Petroleum, Inc.(a)	644	43,251
Magnolia Oil & Gas Corp., Class A	7,273	157,315
Marathon Oil Corp.	43,562	848,152
Marathon Petroleum Corp.	34,354	2,464,900
Matador Resources Co.	6,544	292,975
Murphy Oil Corp.	7,792	246,227
New Fortress Energy, Inc.	1,317	28,921
Nordic American Tankers Ltd.	4,938	7,654
Northern Oil and Gas, Inc.	2,450	57,624
Oasis Petroleum, Inc.	1,009	136,649
Occidental Petroleum Corp.	47,281	1,781,075
ONEOK, Inc.	24,971	1,515,240
Ovintiv, Inc.	14,410	559,108
Par Pacific Holdings, Inc.(a)	2,754	38,831
PBF Energy, Inc., Class A(a)	6,579	104,211
PDC Energy, Inc.	5,642	334,401
Peabody Energy Corp.(a)	4,700	50,760
Phillips 66	24,523	2,079,305
Pioneer Natural Resources Co.	12,075	2,643,097
Range Resources Corp.(a)	13,615	262,089
Ranger Oil Corp., Class A(a)	1,207	37,429
Renewable Energy Group, Inc.(a)	2,712	109,185
REX American Resources Corp.(a)	221	21,311
Riley Exploration Permian, Inc.	425	11,394
Scorpio Tankers, Inc.	2,267	30,854
SFL Corp. Ltd.	6,904	56,613

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	6,881	$225,766
Southwestern Energy Co.(a)	57,451	252,784
Talos Energy, Inc.(a)	1,941	20,652
Targa Resources Corp.	12,344	729,284
Teekay Corp.(a)	5,713	17,710
Teekay Tankers Ltd., Class A(a)	1,541	16,442
Tellurian, Inc.(a)	23,796	59,728
Texas Pacific Land Corp.	333	357,975
Uranium Energy Corp.(a)	13,627	35,566
Ur-Energy, Inc.(a)	13,853	16,347
Valero Energy Corp.	22,954	1,904,493
W&T Offshore, Inc.(a)	2,856	12,224
Whiting Petroleum Corp.(a)	2,453	182,135
Williams Cos., Inc.	68,226	2,042,686
World Fuel Services Corp.	4,001	112,868

		76,177,870

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	43,351
Glatfelter Corp.	2,862	49,684
Louisiana-Pacific Corp.	4,910	326,220
Neenah, Inc.	977	45,040
Schweitzer-Mauduit International, Inc.	1,765	53,427
Sylvamo Corp.(a)	1,984	59,103
Verso Corp., Class A	1,086	29,192

		606,017

Personal Products — 0.2%
Beauty Health Co.(a)	5,074	72,051
BellRing Brands, Inc., Class A(a)	2,292	55,833
Coty, Inc., Class A(a)	19,175	162,604
Edgewell Personal Care Co.	2,898	132,728
elf Beauty, Inc.(a)(b)	3,293	97,341
Estee Lauder Cos., Inc., Class A	12,834	4,001,513
Herbalife Nutrition Ltd.(a)	5,932	252,169
Honest Co., Inc.(a)	6,142	39,862
Inter Parfums, Inc.	944	93,428
Medifast, Inc.	711	141,283
Nature’s Sunshine Products, Inc.	255	4,498
NewAge, Inc.(a)	4,799	3,597
Nu Skin Enterprises, Inc., Class A	2,597	125,149
Olaplex Holdings, Inc.(a)	4,494	98,149
Revlon, Inc., Class A(a)(b)	260	2,574
USANA Health Sciences, Inc.(a)	667	63,752
Veru, Inc.(a)	4,777	24,840

		5,371,371

Pharmaceuticals — 3.4%
9 Meters Biopharma, Inc.(a)	16,062	12,259
Aclaris Therapeutics, Inc.(a)	2,185	23,860
Aerie Pharmaceuticals, Inc.(a)	1,684	12,394
Amneal Pharmaceuticals, Inc.(a)	5,098	22,584
Amphastar Pharmaceuticals, Inc.(a)	2,313	53,407
Ampio Pharmaceuticals, Inc.(a)(b)	12,047	6,236
ANI Pharmaceuticals, Inc.(a)	794	32,094
Antares Pharma, Inc.(a)	10,058	33,895
Arvinas, Inc.(a)	2,504	179,011
Atea Pharmaceuticals, Inc.(a)	3,928	28,046
Athira Pharma, Inc.(a)	2,144	22,083
Axsome Therapeutics, Inc.(a)	1,553	42,614
BioDelivery Sciences International, Inc.(a)	3,852	14,098
Bristol-Myers Squibb Co.	125,596	8,149,924
Cara Therapeutics, Inc.(a)	3,166	36,662
Cassava Sciences, Inc.(a)(b)	1,925	85,181

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Catalent, Inc.(a)	9,502	$987,543
Citius Pharmaceuticals, Inc.(a)(b)	5,805	8,766
Collegium Pharmaceutical, Inc.(a)	1,582	28,239
Corcept Therapeutics, Inc.(a)	5,104	95,802
CorMedix, Inc.(a)	1,458	6,167
Cymabay Therapeutics, Inc.(a)	3,406	10,150
DICE Therapeutics, Inc.(a)	1,186	20,198
Durect Corp.(a)	7,508	5,683
Edgewise Therapeutics, Inc.(a)	2,551	34,694
Elanco Animal Health, Inc.(a)	25,242	657,302
Eli Lilly & Co.	47,575	11,674,429
Endo International PLC(a)	15,455	49,301
Esperion Therapeutics, Inc.(a)	1,000	4,290
Evolus, Inc.(a)	1,907	14,150
EyePoint Pharmaceuticals, Inc.(a)	2,397	22,460
Fulcrum Therapeutics, Inc.(a)	1,593	19,371
Harmony Biosciences Holdings, Inc.(a)	1,152	41,311
Ikena Oncology, Inc.(a)(b)	1,917	18,652
Innoviva, Inc.(a)	2,582	41,389
Intra-Cellular Therapies, Inc.(a)	3,804	180,652
Jazz Pharmaceuticals PLC(a)	3,527	489,936
Johnson & Johnson	148,005	25,499,781
Kala Pharmaceuticals, Inc.(a)	1,156	1,023
KemPharm, Inc.(a)(b)	1,573	11,341
Marinus Pharmaceuticals, Inc.(a)	1,328	13,546
Merck & Co., Inc.	142,210	11,587,271
Mind Medicine MindMed, Inc.(a)(b)	16,253	18,203
Nektar Therapeutics(a)(b)	10,497	116,727
NGM Biopharmaceuticals, Inc.(a)	1,461	23,098
Nuvation Bio, Inc.(a)(b)	9,777	59,640
Ocular Therapeutix, Inc.(a)	2,768	15,667
Omeros Corp.(a)(b)	3,663	21,978
Oramed Pharmaceuticals, Inc.(a)	1,454	13,028
Organon & Co.	14,240	454,398
Pacira BioSciences, Inc.(a)	2,251	141,295
Paratek Pharmaceuticals, Inc.(a)	915	3,706
Perrigo Co. PLC	7,428	282,784
Pfizer, Inc.	313,355	16,510,675
Phathom Pharmaceuticals, Inc.(a)(b)	1,212	20,362
Phibro Animal Health Corp., Class A	619	11,947
Pliant Therapeutics, Inc.(a)	1,639	19,225
Prestige Consumer Healthcare, Inc.(a)	2,675	151,004
Provention Bio, Inc.(a)	1,609	8,624
Reata Pharmaceuticals, Inc., Class A(a)	1,618	45,498
Relmada Therapeutics, Inc.(a)	534	9,820
Revance Therapeutics, Inc.(a)	3,641	48,535
Royalty Pharma PLC, Class A	18,889	755,749
SIGA Technologies, Inc.(a)(b)	3,614	23,527
Supernus Pharmaceuticals, Inc.(a)	2,277	70,245
Tarsus Pharmaceuticals, Inc.(a)	888	17,822
Terns Pharmaceuticals, Inc.(a)	2,419	15,167
TherapeuticsMD, Inc.(a)	7,503	2,277
Theravance Biopharma, Inc.(a)	3,062	27,895
Verrica Pharmaceuticals, Inc.(a)	732	5,995
Viatris, Inc.	68,282	1,022,182
WaVe Life Sciences Ltd.(a)	1,000	2,190
Zoetis, Inc.	26,628	5,320,008
Zogenix, Inc.(a)	2,357	61,306

		85,578,372

Professional Services — 0.6%
Acacia Research Corp.(a)	3,628	16,326
ASGN, Inc.(a)	2,891	332,089

Security	Shares	Value

Professional Services (continued)
Atlas Technical Consultants, Inc.(a)	3,431	$33,315
Barrett Business Services, Inc.	250	16,000
Booz Allen Hamilton Holding Corp.	7,381	566,344
CACI International, Inc., Class A(a)	1,284	317,739
CBIZ, Inc.(a)	3,197	123,500
Clarivate PLC(a)	24,268	399,451
CoStar Group, Inc.(a)	21,869	1,534,329
CRA International, Inc.	456	38,787
Dun & Bradstreet Holdings, Inc.(a)	9,419	188,945
Equifax, Inc.	6,758	1,620,298
Exponent, Inc.	2,889	274,397
First Advantage Corp.(a)	4,217	71,352
Forrester Research, Inc.(a)	474	26,079
Franklin Covey Co.(a)	875	40,959
FTI Consulting, Inc.(a)	1,887	275,143
Heidrick & Struggles International, Inc.	1,059	46,352
Huron Consulting Group, Inc.(a)	1,374	60,621
ICF International, Inc.	940	88,727
IHS Markit Ltd.	20,889	2,439,626
Insperity, Inc.	2,089	224,630
Jacobs Engineering Group, Inc.	7,248	943,545
KBR, Inc.	7,864	341,298
Kelly Services, Inc., Class A	1,865	31,854
Kforce, Inc.	1,056	72,516
Korn Ferry	3,029	201,065
Legalzoom.com, Inc.(a)	885	14,054
Leidos Holdings, Inc.	7,995	715,153
ManpowerGroup, Inc.	2,992	313,771
ManTech International Corp., Class A	1,416	102,292
Mistras Group, Inc.(a)	3,007	20,207
Nielsen Holdings PLC	19,997	377,143
Resources Connection, Inc.	2,633	45,893
Robert Half International, Inc.	6,040	684,090
Science Applications International Corp.	3,354	275,129
TransUnion	10,856	1,119,471
TriNet Group, Inc.(a)	2,363	201,328
TrueBlue, Inc.(a)	2,384	63,414
Upwork, Inc.(a)	6,329	172,149
Verisk Analytics, Inc.	8,950	1,755,364
Willdan Group, Inc.(a)	300	9,438

		16,194,183

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	18,586	1,883,505
Cushman & Wakefield PLC(a)	7,387	155,053
Douglas Elliman, Inc.(a)	3,965	30,768
eXp World Holdings, Inc.(b)	3,634	98,627
Fathom Holdings, Inc.(a)	885	12,656
Forestar Group, Inc.(a)	1,192	23,780
FRP Holdings, Inc.(a)	186	10,505
Howard Hughes Corp.(a)	2,164	208,415
Jones Lang LaSalle, Inc.(a)	2,806	703,717
Kennedy-Wilson Holdings, Inc.	6,954	156,187
Marcus & Millichap, Inc.(a)	1,555	72,790
Newmark Group, Inc., Class A	8,235	126,078
Opendoor Technologies Inc.(a)	25,395	252,172
Rafael Holdings, Inc., Class B(a)	432	1,788
RE/MAX Holdings, Inc., Class A	632	18,808
Realogy Holdings Corp.(a)	6,333	104,495
Redfin Corp.(a)(b)	5,744	169,850
RMR Group, Inc., Class A	541	17,317
St. Joe Co.	2,076	100,707
Tejon Ranch Co.(a)	507	8,827

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zillow Group, Inc., Class A(a)(b)	3,560	$177,502
Zillow Group, Inc., Class C(a)	9,338	471,382

		4,804,929

Road & Rail — 1.0%
AMERCO	486	295,950
ArcBest Corp.	1,537	135,932
Avis Budget Group, Inc.(a)	2,349	413,847
Covenant Logistics Group, Inc.(a)	245	5,321
CSX Corp.	124,011	4,243,656
Daseke, Inc.(a)	4,015	44,888
Heartland Express, Inc.	3,436	51,402
HyreCar, Inc.(a)	1,009	3,431
JB Hunt Transport Services, Inc.	4,687	902,435
Knight-Swift Transportation Holdings, Inc.	8,791	497,395
Landstar System, Inc.	2,119	339,040
Lyft, Inc., Class A(a)	16,184	623,408
Marten Transport Ltd.	2,723	45,447
Norfolk Southern Corp.	13,622	3,705,048
Old Dominion Freight Line, Inc.	5,759	1,738,815
Ryder System, Inc.	2,730	199,809
Saia, Inc.(a)	1,529	434,664
Schneider National, Inc., Class B	3,106	79,514
TuSimple Holdings, Inc., Class A(a)(b)	7,605	142,670
Uber Technologies, Inc.(a)	90,455	3,383,017
Union Pacific Corp.	36,092	8,826,299
Universal Logistics Holdings, Inc.	345	5,875
US Xpress Enterprises, Inc., Class A(a)(b)	1,385	6,246
Werner Enterprises, Inc.	3,145	140,235
XPO Logistics, Inc.(a)	5,381	356,061
Yellow Corp.(a)	3,485	36,383

		26,656,788

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(a)	67,889	7,756,318
Allegro MicroSystems, Inc.(a)	2,315	65,700
Alpha & Omega Semiconductor Ltd.(a)	1,152	51,875
Ambarella, Inc.(a)	1,923	269,509
Amkor Technology, Inc.	5,568	122,607
Analog Devices, Inc.	30,073	4,931,070
Applied Materials, Inc.	50,521	6,980,992
Atomera, Inc.(a)(b)	815	11,516
Axcelis Technologies, Inc.(a)	2,013	126,034
AXT, Inc.(a)	1,214	9,093
Azenta Inc.	4,283	361,228
Broadcom, Inc.	22,406	13,127,227
CEVA, Inc.(a)	1,470	55,375
Cirrus Logic, Inc.(a)	3,254	291,038
CMC Materials, Inc.	1,513	273,671
Cohu, Inc.(a)	2,510	82,780
Diodes, Inc.(a)	2,380	220,840
Enphase Energy, Inc.(a)	7,376	1,036,107
Entegris, Inc.	7,544	904,073
First Solar, Inc.(a)	6,077	476,315
FormFactor, Inc.(a)	4,220	180,363
Globalfoundries, Inc.(a)	2,842	140,224
Ichor Holdings Ltd.(a)	1,435	60,873
Impinj, Inc.(a)	1,213	96,300
Intel Corp.	226,800	11,072,376
KLA Corp.	8,496	3,307,238
Kopin Corp.(a)	3,915	11,510
Kulicke & Soffa Industries, Inc.	3,414	186,712
Lam Research Corp.	7,886	4,652,109

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	7,732	$426,961
MACOM Technology Solutions Holdings, Inc.,
Class H(a)(b)	2,653	162,390
Marvell Technology, Inc.	45,913	3,278,188
MaxLinear, Inc.(a)	4,049	243,021
Meta Materials, Inc.(a)(b)	13,445	22,453
Microchip Technology, Inc.	30,457	2,359,808
Micron Technology, Inc.	62,824	5,168,531
MKS Instruments, Inc.	3,069	476,708
Monolithic Power Systems, Inc.	2,496	1,005,713
NeoPhotonics Corp.(a)	3,408	52,347
NVE Corp.	172	10,642
NVIDIA Corp.	134,255	32,873,679
NXP Semiconductors NV	14,828	3,046,264
ON Semiconductor Corp.(a)	23,904	1,410,336
Onto Innovation, Inc.(a)	2,592	237,272
PDF Solutions, Inc.(a)	1,754	52,146
Photronics, Inc.(a)	3,827	68,427
Power Integrations, Inc.	3,371	272,073
Qorvo, Inc.(a)	6,197	850,724
Qualcomm, Inc.	63,300	11,125,608
Rambus, Inc.(a)	5,861	147,990
Semtech Corp.(a)	3,724	264,776
Silicon Laboratories, Inc.(a)	2,289	378,120
SiTime Corp.(a)	898	209,315
SkyWater Technology, Inc.(a)(b)	811	8,134
Skyworks Solutions, Inc.	9,196	1,347,398
SMART Global Holdings, Inc.(a)	853	48,928
SunPower Corp.(a)	3,988	66,919
Synaptics, Inc.(a)	2,218	466,556
Teradyne, Inc.	9,095	1,068,026
Texas Instruments, Inc.	51,828	9,302,608
Ultra Clean Holdings, Inc.(a)	2,740	138,151
Universal Display Corp.	2,371	363,972
Veeco Instruments, Inc.(a)(b)	2,766	76,037
Wolfspeed, Inc.(a)	6,608	622,738
Xilinx, Inc.	13,745	2,660,345

		137,174,377

Software — 9.6%
8x8, Inc.(a)	6,460	99,161
A10 Networks, Inc.	3,291	48,707
ACI Worldwide, Inc.(a)	6,881	236,500
Adobe, Inc.(a)	26,783	14,310,157
Agilysys, Inc.(a)	963	36,652
Alarm.com Holdings, Inc.(a)	2,494	185,978
Alkami Technology, Inc.(a)	2,197	33,702
Altair Engineering, Inc., Class A(a)(b)	2,546	160,194
Alteryx, Inc., Class A(a)	3,321	189,529
American Software, Inc., Class A	1,641	37,727
Anaplan, Inc.(a)	8,362	403,717
ANSYS, Inc.(a)	4,883	1,660,269
Appfolio, Inc., Class A(a)	933	107,538
Appian Corp.(a)	2,229	125,649
Asana, Inc., Class A(a)	4,034	211,704
Aspen Technology, Inc.(a)	3,816	573,011
Atlassian Corp. PLC, Class A(a)	7,805	2,531,474
Autodesk, Inc.(a)	12,343	3,083,158
Avalara, Inc.(a)	4,932	540,646
Avaya Holdings Corp.(a)	5,377	97,969
AvidXchange Holdings, Inc.(a)	1,956	20,264
Benefitfocus, Inc.(a)	1,165	12,978
Bentley Systems, Inc., Class B(b)	7,812	313,808

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Bill.Com Holdings, Inc.(a)(b)	5,122	$964,012
Black Knight, Inc.(a)	8,387	625,670
Blackbaud, Inc.(a)	2,852	194,335
Blackline, Inc.(a)	2,925	268,720
Bottomline Technologies DE, Inc.(a)	2,836	159,922
Box, Inc., Class A(a)	7,480	195,452
BTRS Holdings, Inc.(a)	2,403	15,379
C3.AI, Inc., Class A(a)(b)	3,809	100,329
Cadence Design Systems, Inc.(a)	15,344	2,334,436
CDK Global, Inc.	6,738	289,532
Cerence, Inc.(a)	2,169	137,710
Ceridian HCM Holding, Inc.(a)	7,322	555,154
ChannelAdvisor Corp.(a)	1,810	38,263
Citrix Systems, Inc.	7,028	716,434
Cleanspark, Inc.(a)	1,688	11,343
CommVault Systems, Inc.(a)	2,559	172,630
Consensus Cloud Solutions, Inc.(a)	808	45,814
CoreCard Corp.(a)	318	11,798
Couchbase, Inc.(a)(b)	653	15,300
Coupa Software, Inc.(a)(b)	4,127	554,132
Crowdstrike Holdings, Inc., Class A(a)	11,032	1,992,820
CS Disco, Inc.(a)(b)	641	21,999
Datadog, Inc., Class A(a)	14,233	2,079,584
Datto Holding Corp.(a)	1,098	27,351
Digimarc Corp.(a)	495	15,691
Digital Turbine, Inc.(a)	4,848	214,039
DocuSign, Inc.(a)	10,789	1,356,933
Dolby Laboratories, Inc., Class A	3,556	312,395
Domo, Inc., Class B(a)	1,416	66,495
DoubleVerify Holdings, Inc.(a)	2,950	81,597
Dropbox, Inc., Class A(a)	16,773	415,132
Duck Creek Technologies, Inc.(a)	3,777	96,502
Dynatrace, Inc.(a)	10,863	595,944
E2open Parent Holdings, Inc.(a)	12,000	111,600
Ebix, Inc.	1,492	45,342
eGain Corp.(a)	724	7,479
Elastic NV(a)	4,259	397,152
Enfusion, Inc.(a)	1,551	21,419
EngageSmart, Inc.(a)	1,206	26,363
Envestnet, Inc.(a)(b)	2,907	214,944
Everbridge, Inc.(a)	2,056	105,103
EverCommerce, Inc.(a)(b)	1,361	16,359
Fair Isaac Corp.(a)	1,470	727,635
Five9, Inc.(a)	3,872	486,710
Fortinet, Inc.(a)	7,496	2,228,111
GTY Technology Holdings, Inc.(a)(b)	2,386	12,049
Guidewire Software, Inc.(a)(b)	4,631	466,990
HubSpot, Inc.(a)	2,515	1,229,332
Informatica, Inc., Class A(a)(b)	1,702	47,520
Instructure Holdings, Inc.(a)	1,199	27,697
InterDigital, Inc.	1,610	111,138
Intuit, Inc.	14,894	8,269,596
Jamf Holding Corp.(a)(b)	2,776	91,775
JFrog Ltd.(a)	2,583	69,018
LivePerson, Inc.(a)	3,328	99,407
Mandiant, Inc.(a)	12,939	195,250
Manhattan Associates, Inc.(a)	3,633	486,350
Marathon Digital Holdings, Inc.(a)(b)	4,804	113,086
McAfee Corp., Class A	4,727	121,248
MeridianLink, Inc.(a)	1,066	20,670
Microsoft Corp.	422,982	131,538,942
MicroStrategy, Inc., Class A(a)	482	177,381
Mimecast Ltd.(a)	3,475	276,992

Security	Shares	Value

Software (continued)
Mitek Systems, Inc.(a)	2,481	$40,614
Model N, Inc.(a)	2,003	55,403
Momentive Global, Inc.(a)	7,786	133,374
N-Able, Inc.(a)(b)	1,754	19,575
nCino, Inc.(a)(b)	3,554	162,880
NCR Corp.(a)	7,189	273,613
New Relic, Inc.(a)	2,815	295,969
NortonLifeLock, Inc.	31,050	807,610
Nuance Communications, Inc.(a)	16,138	891,624
Nutanix, Inc., Class A(a)	12,188	333,220
ON24, Inc.(a)	1,991	32,772
OneSpan, Inc.(a)	1,431	22,982
Oracle Corp.	92,571	7,513,062
PagerDuty, Inc.(a)	5,312	175,402
Palantir Technologies, Inc., Class A(a)	92,953	1,274,386
Palo Alto Networks, Inc.(a)	5,340	2,762,916
Paycom Software, Inc.(a)	2,847	954,599
Paycor HCM, Inc.(a)(b)	2,274	58,988
Paylocity Holding Corp.(a)	2,241	457,119
Pegasystems, Inc.	2,249	223,146
Ping Identity Holding Corp.(a)	4,136	81,851
Procore Technologies, Inc.(a)(b)	3,407	213,142
Progress Software Corp.	2,301	104,719
PROS Holdings, Inc.(a)	2,060	57,083
PTC, Inc.(a)	6,010	698,723
Q2 Holdings, Inc.(a)	3,026	197,446
Qualys, Inc.(a)	1,958	250,898
Rapid7, Inc.(a)	3,273	315,288
Rekor Systems, Inc.(a)	2,062	9,588
Rimini Street, Inc.(a)	3,501	18,030
RingCentral, Inc., Class A(a)	4,686	827,032
Riot Blockchain, Inc.(a)(b)	4,243	67,633
SailPoint Technologies Holding, Inc.(a)	5,099	197,280
salesforce.com, Inc.(a)	52,465	12,204,933
Sapiens International Corp. NV	2,240	71,322
SecureWorks Corp., Class A(a)	607	8,953
ServiceNow, Inc.(a)	11,040	6,467,011
ShotSpotter, Inc.(a)	707	18,644
Smartsheet, Inc., Class A(a)(b)	6,990	434,918
Smith Micro Software, Inc.(a)	5,294	22,129
Splunk, Inc.(a)	8,998	1,115,032
Sprout Social, Inc., Class A(a)	2,404	165,515
SPS Commerce, Inc.(a)	1,996	247,205
SS&C Technologies Holdings, Inc.	12,665	1,011,554
Sumo Logic, Inc.(a)(b)	4,469	53,226
Synopsys, Inc.(a)	8,482	2,633,661
Telos Corp.(a)	2,269	26,525
Tenable Holdings, Inc.(a)	5,180	266,252
Teradata Corp.(a)	5,990	241,637
Trade Desk, Inc., Class A(a)(b)	24,324	1,691,491
Tyler Technologies, Inc.(a)	2,261	1,071,262
Unity Software, Inc.(a)	8,388	881,998
Upland Software, Inc.(a)	1,510	29,596
Varonis Systems, Inc.(a)	6,254	233,024
Verint Systems, Inc.(a)	3,361	172,520
Veritone, Inc.(a)	2,366	37,312
Viant Technology, Inc., Class A(a)	883	7,055
VirnetX Holding Corp.(a)	2,642	5,971
VMware, Inc., Class A	12,417	1,595,336
Vonage Holdings Corp.(a)	13,838	288,384
Workday, Inc., Class A(a)	10,619	2,686,713
Workiva, Inc.(a)	2,487	294,162
Xperi Holding Corp.	5,535	93,375

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Yext, Inc.(a)	5,854	$47,417
Zendesk, Inc.(a)	6,711	661,101
Zoom Video Communications, Inc., Class A(a)	12,172	1,877,896
Zscaler, Inc.(a)	4,378	1,125,628
Zuora, Inc., Class A(a)	5,649	93,943

		244,856,665

Specialty Retail — 2.3%
Aaron’s Co., Inc.	1,983	41,980
Abercrombie & Fitch Co., Class A(a)	3,245	126,555
Academy Sports & Outdoors, Inc.(a)	4,216	164,002
Advance Auto Parts, Inc.	3,485	806,812
American Eagle Outfitters, Inc.	8,725	199,192
America’s Car-Mart, Inc.(a)	281	26,673
Arko Corp.(a)	8,681	71,358
Asbury Automotive Group, Inc.(a)	1,345	216,505
AutoNation, Inc.(a)	2,386	260,074
AutoZone, Inc.(a)	1,171	2,326,016
Barnes & Noble Education, Inc.(a)	2,311	13,912
Bath & Body Works, Inc.	13,894	779,037
Bed Bath & Beyond, Inc.(a)	6,401	103,952
Best Buy Co., Inc.	13,729	1,363,015
Big 5 Sporting Goods Corp.	1,094	21,541
Boot Barn Holdings, Inc.(a)	1,545	142,094
Buckle, Inc.	1,687	63,499
Burlington Stores, Inc.(a)	3,757	890,146
Caleres, Inc.	2,081	49,902
Camping World Holdings, Inc., Class A	2,185	72,542
CarLotz, Inc.(a)	3,902	7,921
CarMax, Inc.(a)	9,093	1,010,869
Carvana Co.(a)	4,363	707,068
Cato Corp., Class A	2,025	33,453
Chico’s FAS, Inc.(a)	7,580	35,702
Children’s Place, Inc.(a)	869	61,482
Citi Trends, Inc.(a)	548	26,699
Conn’s, Inc.(a)(b)	641	15,557
Container Store Group, Inc.(a)	1,057	10,781
Designer Brands, Inc., Class A(a)	3,326	43,803
Dick’s Sporting Goods, Inc.	3,454	398,592
Five Below, Inc.(a)	3,183	522,012
Floor & Decor Holdings, Inc., Class A(a)	5,834	634,272
Foot Locker, Inc.	5,084	227,153
GameStop Corp., Class A(a)(b)	3,549	386,593
Gap, Inc.	11,272	203,685
Genesco, Inc.(a)	1,043	67,096
Group 1 Automotive, Inc.	957	162,508
GrowGeneration Corp.(a)	2,856	24,105
Guess?, Inc.	1,837	42,288
Haverty Furniture Cos., Inc.	1,048	30,937
Hibbett, Inc.	1,069	65,904
Home Depot, Inc.	59,681	21,901,733
JOANN, Inc.	2,118	22,641
Kirkland’s, Inc.(a)	980	16,591
Leslie’s, Inc.(a)	7,693	160,245
Lithia Motors, Inc.	1,673	488,733
Lowe’s Cos., Inc.	38,859	9,223,184
Lumber Liquidators Holdings, Inc.(a)	1,004	14,498
MarineMax, Inc.(a)	887	41,742
Monro, Inc.	1,675	83,298
Murphy USA, Inc.	1,316	258,805
National Vision Holdings, Inc.(a)	4,693	191,850
ODP Corp.(a)	2,695	119,200

Security	Shares	Value

Specialty Retail (continued)
OneWater Marine, Inc., Class A	684	$35,370
O’Reilly Automotive, Inc.(a)	3,722	2,425,813
Party City Holdco, Inc.(a)	5,630	26,630
Penske Automotive Group, Inc.	1,642	166,876
Petco Health & Wellness Co., Inc.(a)(b)	3,824	71,700
Rent-A-Center, Inc.	3,760	158,484
RH(a)	985	396,778
Ross Stores, Inc.	19,560	1,911,990
Sally Beauty Holdings, Inc.(a)	7,155	122,851
Shift Technologies, Inc.(a)(b)	3,114	7,131
Shoe Carnival, Inc.	744	25,415
Signet Jewelers Ltd.	2,955	254,514
Sleep Number Corp.(a)	1,237	88,445
Sonic Automotive, Inc., Class A	1,309	66,772
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	21,153
Tilly’s, Inc., Class A	598	7,882
TJX Cos., Inc.	67,645	4,868,411
Tractor Supply Co.	6,325	1,380,811
TravelCenters of America, Inc.(a)	768	35,005
Ulta Beauty, Inc.(a)	2,964	1,078,125
Urban Outfitters, Inc.(a)	3,600	103,392
Victoria’s Secret & Co.(a)	4,088	228,233
Vroom, Inc.(a)	6,816	54,664
Williams-Sonoma, Inc.	4,109	659,659
Winmark Corp.	223	48,039
Zumiez, Inc.(a)	980	44,051

		59,268,001

Technology Hardware, Storage & Peripherals — 6.2%
3D Systems Corp.(a)	7,065	126,463
Apple, Inc.	866,283	151,408,943
Avid Technology, Inc.(a)	1,825	57,232
Corsair Gaming, Inc.(a)(b)	1,838	35,914
Dell Technologies, Inc., Class C(a)	15,286	868,398
Diebold Nixdorf, Inc.(a)	2,781	25,975
Eastman Kodak Co.(a)	1,722	6,767
Hewlett Packard Enterprise Co.	73,741	1,204,191
HP, Inc.	64,356	2,363,796
NetApp, Inc.	12,616	1,091,410
Pure Storage, Inc., Class A(a)	15,543	411,734
Quantum Corp.(a)	2,963	14,933
Super Micro Computer, Inc.(a)	2,842	115,158
Turtle Beach Corp.(a)	776	15,768
Western Digital Corp.(a)	17,359	898,155
Xerox Holdings Corp.	8,090	170,780

		158,815,617

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	8,141	489,030
Carter’s, Inc.	2,472	230,193
Columbia Sportswear Co.	2,136	198,370
Crocs, Inc.(a)	3,312	339,877
Deckers Outdoor Corp.(a)	1,543	494,115
Fossil Group, Inc.(a)	3,093	34,301
G-III Apparel Group Ltd.(a)	2,509	68,170
Hanesbrands, Inc.	19,037	306,496
Kontoor Brands, Inc.	3,157	155,609
Lululemon Athletica, Inc.(a)	6,368	2,125,384
Movado Group, Inc.	1,241	46,004
NIKE, Inc., Class B	69,472	10,286,719
Oxford Industries, Inc.	853	70,279
PLBY Group, Inc.(a)	1,732	27,521
PVH Corp.	3,945	374,814

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	2,653	$294,059
Rocky Brands, Inc.	309	13,219
Skechers USA, Inc., Class A(a)	7,375	309,750
Steven Madden Ltd.	4,857	199,817
Superior Group of Cos., Inc.	916	18,714
Tapestry, Inc.	16,036	608,566
Under Armour, Inc., Class A(a)	11,440	215,415
Under Armour, Inc., Class C(a)	9,628	153,952
Unifi, Inc.(a)	322	6,121
Vera Bradley, Inc.(a)	696	5,700
VF Corp.	17,939	1,169,802
Wolverine World Wide, Inc.	4,311	114,198

		18,356,195

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	2,871	147,857
Blue Foundry Bancorp(a)	1,829	26,850
Bridgewater Bancshares, Inc.(a)	1,355	24,105
Capitol Federal Financial, Inc.	5,759	64,098
Columbia Financial, Inc.(a)	2,444	51,740
Essent Group Ltd.	6,252	285,341
Federal Agricultural Mortgage Corp., Class C	456	55,541
Flagstar Bancorp, Inc.	2,381	107,740
Hingham Institution for Savings	79	30,639
Home Bancorp, Inc.	190	7,382
Kearny Financial Corp.	3,052	39,493
Merchants Bancorp	607	17,694
MGIC Investment Corp.	19,546	296,708
Mr Cooper Group, Inc.(a)	3,773	151,486
New York Community Bancorp, Inc.	24,685	287,827
NMI Holdings, Inc., Class A(a)	4,380	108,361
Northfield Bancorp, Inc.	1,190	18,754
Ocwen Financial Corp.(a)	722	26,483
PCSB Financial Corp.	450	8,406
PennyMac Financial Services, Inc.	1,842	115,493
Provident Bancorp, Inc.	875	15,820
Provident Financial Services, Inc.	3,731	90,178
Radian Group, Inc.	11,088	248,260
Rocket Cos., Inc., Class A	8,388	106,024
Southern Missouri Bancorp, Inc.	347	19,189
TFS Financial Corp.	3,225	56,051
TrustCo Bank Corp.	719	24,374
UWM Holdings Corp.	6,038	31,216
Walker & Dunlop, Inc.	1,704	225,627
Washington Federal, Inc.	4,414	154,578
Waterstone Financial, Inc.	3,037	62,016
WSFS Financial Corp.	3,734	195,587

		3,100,918

Tobacco — 0.6%
22nd Century Group, Inc.(a)	7,514	16,305
Altria Group, Inc.	103,855	5,284,142
Philip Morris International, Inc.	87,349	8,983,845
Turning Point Brands, Inc.	705	24,837
Universal Corp.	1,325	72,120
Vector Group Ltd.	7,931	88,114

		14,469,363

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.	6,106	$243,080
Alta Equipment Group, Inc.(a)	1,686	22,980
Applied Industrial Technologies, Inc.	1,995	195,470
Beacon Roofing Supply, Inc.(a)	2,873	157,642
BlueLinx Holdings, Inc.(a)	482	34,530
Boise Cascade Co.	2,388	167,685
Core & Main, Inc., Class A(a)	1,912	45,984
Custom Truck One Source, Inc.(a)	2,724	22,391
DXP Enterprises, Inc.(a)	556	15,874
EVI Industries, Inc.(a)(b)	262	5,793
Fastenal Co.	32,147	1,822,092
GATX Corp.	1,891	197,515
Global Industrial Co.	1,009	35,275
GMS, Inc.(a)	2,440	124,879
H&E Equipment Services, Inc.	1,772	73,768
Herc Holdings, Inc.	1,460	234,257
Lawson Products, Inc.(a)	255	12,408
McGrath RentCorp	1,253	95,491
MRC Global, Inc.(a)	4,647	34,434
MSC Industrial Direct Co., Inc., Class A	2,382	194,466
NOW, Inc.(a)	6,770	60,185
Rush Enterprises, Inc., Class A	2,846	150,326
Rush Enterprises, Inc., Class B	399	20,245
SiteOne Landscape Supply, Inc.(a)	2,549	459,126
Textainer Group Holdings Ltd.	2,893	106,405
Titan Machinery, Inc.(a)	1,169	36,005
Transcat, Inc.(a)	348	33,029
Triton International Ltd.	3,850	232,617
United Rentals, Inc.(a)(b)	4,081	1,306,410
Univar Solutions, Inc.(a)	9,155	242,608
Veritiv Corp.(a)	789	73,440
W.W. Grainger, Inc.	2,568	1,271,442
Watsco, Inc.	1,802	509,173
WESCO International, Inc.(a)	2,504	305,213

		8,542,238

Water Utilities — 0.1%
American States Water Co.	2,002	184,644
American Water Works Co., Inc.	10,145	1,631,316
Artesian Resources Corp., Class A	493	23,762
Cadiz, Inc.(a)	459	1,290
California Water Service Group	2,801	173,914
Essential Utilities, Inc.	12,768	622,312
Global Water Resources, Inc.	881	13,532
Middlesex Water Co.	903	91,420
Pure Cycle Corp.(a)	1,623	20,807
SJW Group	1,481	101,982
York Water Co.	673	30,568

		2,895,547

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,035	50,236
Shenandoah Telecommunications Co.	2,672	60,842
Telephone & Data Systems, Inc.	5,293	104,801

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile US, Inc.(a)	33,025	$3,572,314
United States Cellular Corp.(a)	1,024	31,355

		3,819,548

Total Common Stocks — 98.8% (Cost: $1,661,893,459)		2,522,120,732

Investment Companies

Equity Funds — 0.7%
iShares Russell 3000 ETF(d)	64,910	16,953,194

Total Investment Companies — 0.7% (Cost: $16,110,491)		16,953,194

Total Long-Term Investments — 99.5% (Cost: $1,678,003,950)		2,539,073,926

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(d)(e)(f)	25,119,720	25,127,256
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(e)	12,921,366	12,921,366

Total Short-Term Securities — 1.5% (Cost: $38,048,622)		38,048,622

Total Investments — 101.0% (Cost: $1,716,052,572)		2,577,122,548
Liabilities in Excess of Other Assets — (1.0)%		(25,651,530)

Net Assets — 100.0%		$2,551,471,018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital Gain
							Change in					Distributions
						Net	Unrealized		Shares			from
	Value at	Purchases		Proceeds		Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	07/31/21	at Cost		from Sales		Gain (Loss)	(Depreciation)	01/31/22	01/31/22	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,776,918	$—		$(3,642,555	)(a)	$1,021	$(8,128)	$25,127,256	25,119,720	$61,337	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,326,350	595,016	(a)	—		—	—	12,921,366	12,921,366	512		—
BlackRock, Inc.	6,385,840	757,682		(160,704)		(7,549)	(367,884)	6,607,385	8,029	64,564		—
iShares Russell 3000 ETF	17,801,070	82,539,004		(84,736,677)		3,620,200	(2,270,403)	16,953,194	64,910	100,972		—

						$3,613,672	$(2,646,415)	$61,609,201		$227,385		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	15	03/18/22	$1,518	$(146,514)
S&P 500 E-Mini Index	45	03/18/22	10,135	(393,023)

				$(539,537)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$539,537	$—	$—	$—	$539,537

(a) Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$295,402	$—	$—	$—	$295,402

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(648,792)	$—	$—	$—	$(648,792)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,489,159

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$35,074,697	$—	$—	$35,074,697
Air Freight & Logistics	14,381,781	—	—	14,381,781
Airlines	5,567,874	—	—	5,567,874
Auto Components	5,935,605	—	—	5,935,605

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Automobiles	$52,468,028	$—	$—	$52,468,028
Banks	111,945,698	—	—	111,945,698
Beverages	34,298,736	—	—	34,298,736
Biotechnology	57,805,496	—	1,200	57,806,696
Building Products	16,068,873	—	—	16,068,873
Capital Markets	78,416,965	—	—	78,416,965
Chemicals	34,575,644	—	—	34,575,644
Commercial Services & Supplies	12,815,749	—	—	12,815,749
Communications Equipment	20,881,650	—	—	20,881,650
Construction & Engineering	4,173,593	—	—	4,173,593
Construction Materials	3,373,772	—	—	3,373,772
Consumer Finance	16,331,786	—	—	16,331,786
Containers & Packaging	9,815,882	—	—	9,815,882
Distributors	2,955,304	—	—	2,955,304
Diversified Consumer Services	3,191,733	—	—	3,191,733
Diversified Financial Services	34,988,270	—	—	34,988,270
Diversified Telecommunication Services	24,207,416	—	—	24,207,416
Electric Utilities	37,747,075	—	—	37,747,075
Electrical Equipment	16,682,914	—	—	16,682,914
Electronic Equipment, Instruments & Components	18,328,039	—	—	18,328,039
Energy Equipment & Services	7,577,113	—	—	7,577,113
Entertainment	37,574,114	—	—	37,574,114
Equity Real Estate Investment Trusts (REITs)	83,875,729	—	—	83,875,729
Food & Staples Retailing	32,614,994	—	—	32,614,994
Food Products	24,841,986	—	—	24,841,986
Gas Utilities	3,031,364	—	—	3,031,364
Health Care Equipment & Supplies	68,902,102	—	—	68,902,102
Health Care Providers & Services	66,975,303	—	—	66,975,303
Health Care Technology	6,127,190	—	—	6,127,190
Hotels, Restaurants & Leisure	50,728,925	—	—	50,728,925
Household Durables	11,936,443	—	—	11,936,443
Household Products	31,445,286	—	—	31,445,286
Independent Power and Renewable Electricity Producers	2,156,456	—	—	2,156,456
Industrial Conglomerates	21,714,693	—	—	21,714,693
Insurance	52,635,980	—	—	52,635,980
Interactive Media & Services	136,080,303	—	—	136,080,303
Internet & Direct Marketing Retail	78,632,872	—	—	78,632,872
IT Services	119,695,413	—	—	119,695,413
Leisure Products	3,381,247	—	—	3,381,247
Life Sciences Tools & Services	44,356,554	—	—	44,356,554
Machinery	45,114,864	—	—	45,114,864
Marine	602,181	—	—	602,181
Media	27,878,026	—	—	27,878,026
Metals & Mining	12,425,853	30,094	—	12,455,947
Mortgage Real Estate Investment Trusts (REITs)	3,714,901	—	—	3,714,901
Multiline Retail	11,726,599	—	—	11,726,599
Multi-Utilities	17,622,368	—	—	17,622,368
Oil, Gas & Consumable Fuels	76,177,870	—	—	76,177,870
Paper & Forest Products	606,017	—	—	606,017
Personal Products	5,371,371	—	—	5,371,371
Pharmaceuticals	85,578,372	—	—	85,578,372
Professional Services	16,194,183	—	—	16,194,183
Real Estate Management & Development	4,804,929	—	—	4,804,929
Road & Rail	26,656,788	—	—	26,656,788
Semiconductors & Semiconductor Equipment	137,174,377	—	—	137,174,377
Software	244,856,665	—	—	244,856,665
Specialty Retail	59,268,001	—	—	59,268,001
Technology Hardware, Storage & Peripherals	158,815,617	—	—	158,815,617
Textiles, Apparel & Luxury Goods	18,356,195	—	—	18,356,195
Thrifts & Mortgage Finance	3,100,918	—	—	3,100,918
Tobacco	14,469,363	—	—	14,469,363
Trading Companies & Distributors	8,542,238	—	—	8,542,238
Water Utilities	2,895,547	—	—	2,895,547

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Wireless Telecommunication Services	$3,819,548	$—	$—	$3,819,548
Investment Companies	16,953,194	—	—	16,953,194
Short-Term Securities
Money Market Funds	38,048,622	—	—	38,048,622

	$2,577,091,254	$30,094	$1,200	$2,577,122,548

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(539,537)	$—	$—	$(539,537)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) January 31, 2022

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,763,818,810	$470,919,078	$2,515,513,347
Investments, at value — affiliated(c)	50,078,491	29,512,972	61,609,201
Cash pledged for futures contracts	556,000	123,000	575,000
Receivables:
Investments sold	426,399	240,823	177,654
Securities lending income — affiliated	4,848	10,380	9,234
Capital shares sold	5,732,631	542,447	1,921,322
Dividends — unaffiliated	598,724	126,053	1,611,817
Dividends — affiliated	70	13	56
Variation margin on futures contracts	660,626	55,099	226,338
Prepaid expenses	42,440	39,760	76,456
Other assets	152,000	—	—

Total assets	1,822,071,039	501,569,625	2,581,720,425

LIABILITIES
Collateral on securities loaned	21,370,599	25,723,635	25,132,649
Payables:
Investments purchased	3,465,111	—	3,265,439
Accounting services fees	3,798	3,798	3,798
Capital shares redeemed	15,041,954	878,388	1,580,672
Custodian fees	32,279	17,986	14,415
Investment advisory fees	29,821	2,472	21,321
Trustees’ and Officer’s fees	3,136	2,953	2,744
Recoupment of past waived fees	24,995	—	91,428
Other accrued expenses	17,050	13,970	18,902
Professional fees	42,695	72,574	28,810
Service fees	29,786	22,245	35,905
Transfer agent fees	140,771	27,595	53,324

Total liabilities	40,201,995	26,765,616	30,249,407

NET ASSETS	$1,781,869,044	$474,804,009	$2,551,471,018

NET ASSETS CONSIST OF
Paid-in capital	$1,223,498,263	$389,290,316	$1,709,529,215
Accumulated earnings	558,370,781	85,513,693	841,941,803

NET ASSETS	$1,781,869,044	$474,804,009	$2,551,471,018

(a) Investments, at cost — unaffiliated	$1,170,827,395	$372,163,694	$1,657,653,662
(b) Securities loaned, at value	$22,329,918	$26,603,181	$26,003,772
(c) Investments, at cost — affiliated	$50,272,372	$29,382,555	$58,398,910

F I N A N C I A L S T A T E M E N T S	77

Statements of Assets and Liabilities (unaudited) (continued) January 31, 2022

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE

Institutional

Net assets	$201,775,038	$163,973,528	$137,338,313

Shares outstanding	14,485,605	10,492,481	6,566,160

Net asset value	$13.93	$15.63	$20.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A

Net assets	$140,818,186	$101,029,083	$167,948,567

Shares outstanding	10,152,196	6,476,711	8,040,034

Net asset value	$13.87	$15.60	$20.89

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K

Net assets	$1,439,275,820	$209,801,398	$2,246,184,138

Shares outstanding	103,109,694	13,424,636	107,387,552

Net asset value	$13.96	$15.63	$20.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$12,204,389	$3,486,161	$17,009,640
Dividends — affiliated	111,945	20,866	168,707
Securities lending income — affiliated — net	40,134	72,106	58,678
Foreign taxes withheld	(3,536)	(2,942)	(4,730)

Total investment income	12,352,932	3,576,191	17,232,295

EXPENSES
Investment advisory	182,284	76,144	130,582
Service — class specific	179,184	132,660	214,455
Transfer agent — class specific	153,580	62,339	72,910
Professional	55,325	53,094	51,014
Registration	42,299	36,960	40,975
Custodian	11,606	29,494	40,102
Trustees and Officer	6,283	4,689	7,010
Accounting services	4,550	4,550	4,550
Recoupment of past waived and/or reimbursed fees — class specific	2,586	—	2,329
Recoupment of past waived and/or reimbursed fees	—	—	70,664
Miscellaneous	27,928	22,207	28,416

Total expenses	665,625	422,137	663,007
Less:
Fees waived and/or reimbursed by the Manager	(5,382)	(49,412)	(6,509)
Transfer agent fees waived and/or reimbursed — class specific	—	(2,700)	—

Total expenses after fees waived and/or reimbursed	660,243	370,025	656,498

Net investment income	11,692,689	3,206,166	16,575,797

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,211,428	1,854,420	1,390,934
Investments — affiliated	416,910	(315,787)	3,613,672
Futures contracts	649,840	(31,497)	295,402

	9,278,178	1,507,136	5,300,008

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(78,432,364)	(34,830,161)	6,192,167
Investments — affiliated	(1,408,876)	(186,376)	(2,646,415)
Futures contracts	(382,409)	(123,428)	(648,792)

	(80,223,649)	(35,139,965)	2,896,960

Net realized and unrealized gain (loss)	(70,945,471)	(33,632,829)	8,196,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,252,782)	$(30,426,663)	$24,772,765

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,692,689	$16,991,431	$3,206,166	$3,898,640
Net realized gain	9,278,178	63,048,650	1,507,136	16,445,631
Net change in unrealized appreciation (depreciation)	(80,223,649)	424,271,970	(35,139,965)	113,400,348

Net increase (decrease) in net assets resulting from operations	(59,252,782)	504,312,051	(30,426,663)	133,744,619

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,589,621)	(5,368,839)	(7,963,286)	(4,029,472)
Investor A	(5,200,125)	(2,605,085)	(4,481,622)	(3,084,611)
Class K	(53,941,793)	(29,765,293)	(9,508,370)	(8,226,939)

Decrease in net assets resulting from distributions to shareholders	(66,731,539)	(37,739,217)	(21,953,278)	(15,341,022)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	179,808,741	60,316,126	50,902,908	100,862,863

NET ASSETS
Total increase (decrease) in net assets	53,824,420	526,888,960	(1,477,033)	219,266,460
Beginning of period	1,728,044,624	1,201,155,664	476,281,042	257,014,582

End of period	$1,781,869,044	$1,728,044,624	$474,804,009	$476,281,042

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,575,797	$22,547,107
Net realized gain	5,300,008	6,613,238
Net change in unrealized appreciation (depreciation)	2,896,960	506,176,330

Net increase in net assets resulting from operations	24,772,765	535,336,675

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,781,265)	(1,417,049)
Investor A	(1,768,655)	(1,498,740)
Class K	(27,078,169)	(19,697,165)

Decrease in net assets resulting from distributions to shareholders	(30,628,089)	(22,612,954)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	197,551,385	605,004,464

NET ASSETS
Total increase in net assets	191,696,061	1,117,728,185
Beginning of period	2,359,774,957	1,242,046,772

End of period	$2,551,471,018	$2,359,774,957

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund

	Institutional
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$14.91		$10.75	$10.98	$10.70	$11.26		$10.22

Net investment income(a)	0.10		0.15	0.19	0.17	0.16		0.16
Net realized and unrealized gain (loss)		(0.53)	4.35	0.02	0.50	1.22		1.14

Net increase (decrease) from investment operations		(0.43)	4.50	0.21	0.67	1.38		1.30

Distributions(b)
From net investment income		(0.10)	(0.15)	(0.17)	(0.17)	(0.18)		(0.23)
From net realized gain		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions		(0.55)	(0.34)	(0.44)	(0.39)	(1.94)		(0.26)

Net asset value, end of period	$13.93		$14.91	$10.75	$10.98	$10.70		$11.26

Total Return(c)
Based on net asset value	(3.06	)%(d)	42.43%	1.96%	6.76%	13.29	%(e)	12.91%

Ratios to Average Net Assets(f)
Total expenses(g)	0.08	%(h)	0.09%	0.10%	0.12%	0.13%		0.23%

Total expenses after fees waived and/or reimbursed	0.08	%(h)	0.09%	0.10%	0.12%	0.11%		0.12%

Net investment income	1.27	%(h)	1.18%	1.77%	1.66%	1.46%		1.52%

Supplemental Data
Net assets, end of period (000)	$201,775		$195,340	$170,550	$244,272	$174,840		$366,684

Portfolio turnover rate		7%	24%	26%	25%	75%		41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios	N/A		N/A	0.09%	0.05%	0.09%		0.20%

(h)	Annualized.

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Investor A
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$14.85		$10.71	$10.93	$10.66	$11.24		$10.20

Net investment income(a)	0.08		0.11	0.15	0.17	0.12		0.13
Net realized and unrealized gain (loss)		(0.53)	4.34	0.04	0.47	1.22		1.16

Net increase (decrease) from investment operations		(0.45)	4.45	0.19	0.64	1.34		1.29

Distributions(b)
From net investment income		(0.08)	(0.12)	(0.14)	(0.15)	(0.16)		(0.22)
From net realized gain		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions		(0.53)	(0.31)	(0.41)	(0.37)	(1.92)		(0.25)

Net asset value, end of period	$13.87		$14.85	$10.71	$10.93	$10.66		$11.24

Total Return(c)
Based on net asset value	(3.20	)%(d)	42.05%	1.80%	6.43%	12.96	%(e)	12.78%

Ratios to Average Net Assets(f)
Total expenses(g)	0.35	%(h)	0.36%	0.36%	0.34%	0.35%		0.34%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.36%	0.35%	0.33%	0.34%		0.33%

Net investment income	1.01	%(h)	0.87%	1.48%	1.64%	1.11%		1.17%

Supplemental Data
Net assets, end of period (000)	$140,818		$136,579	$93,113	$105,914	$203,933		$46,135

Portfolio turnover rate		7%	24%	26%	25%	75%		41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios		0.35%	0.36%	0.35%	0.33%	0.35%		0.34%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Class K
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$14.94		$10.77	$11.00	$10.72	$11.28		$10.23

Net investment income(a)	0.10		0.15	0.18	0.17	0.13		0.18
Net realized and unrealized gain (loss)		(0.53)	4.37	0.03	0.51	1.25		1.13

Net increase (decrease) from investment operations		(0.43)	4.52	0.21	0.68	1.38		1.31

Distributions(b)
From net investment income		(0.10)	(0.16)	(0.17)	(0.18)	(0.18)		(0.23)
From net realized gain		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions		(0.55)	(0.35)	(0.44)	(0.40)	(1.94)		(0.26)

Net asset value, end of period.	$13.96		$14.94	$10.77	$11.00	$10.72		$11.28

Total Return(c)
Based on net asset value	(3.03	)%(d)	42.50%	2.00%	6.81%	13.32	%(e)	13.02%

Ratios to Average Net Assets(f)
Total expenses(g)	0.04	%(h)	0.06%	0.08%	0.07%	0.09%		0.08%

Total expenses after fees waived and/or reimbursed	0.04	%(h)	0.06%	0.07%	0.07%	0.07%		0.06%

Net investment income	1.31	%(h)	1.18%	1.73%	1.67%	1.25%		1.67%

Supplemental Data
Net assets, end of period (000)	$1,439,276		$1,396,125	$937,493	$783,361	$410,593		$229,763

Portfolio turnover rate		7%	24%	26%	25%	75%		41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios		0.04%	0.05%	0.07%	0.06%	0.08%		0.07%

(h)	Annualized.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$17.32		$12.17	$12.72	$13.20	$11.58		$10.22

Net investment income(a)	0.11		0.16	0.13	0.18	0.15		0.15
Net realized and unrealized gain (loss)		(1.05)	5.66	(0.35)	(0.16)	1.82		1.38

Net increase (decrease) from investment operations		(0.94)	5.82	(0.22)	0.02	1.97		1.53

Distributions(b)
From net investment income		(0.12)	(0.18)	(0.16)	(0.20)	(0.17)		(0.15)
From net realized gain		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions		(0.75)	(0.67)	(0.33)	(0.50)	(0.35)		(0.17)

Net asset value, end of period	$15.63		$17.32	$12.17	$12.72	$13.20		$11.58

Total Return(c)
Based on net asset value	(5.72	)%(d)	48.81%	(1.68)%	0.58%	17.27	%(e)	15.02%

Ratios to Average Net Assets(f)
Total expenses(g)	0.14	%(h)	0.16%	0.21%	0.24%	0.28%		0.74%

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.12%	0.12%	0.12%	0.12%		0.11%

Net investment income	1.29	%(h)	1.02%	1.14%	1.48%	1.21%		1.31%

Supplemental Data
Net assets, end of period (000)	$163,974		$161,409	$58,680	$12,239	$14,431		$3,939

Portfolio turnover rate		16%	43%	29%	27%	54%		48%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios	N/A		N/A	0.21%	0.24%	0.28%		0.74%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Investor A
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period.	$17.29		$12.15	$12.70	$13.18	$11.56		$10.21

Net investment income(a)	0.09		0.13	0.13	0.15	0.14		0.13
Net realized and unrealized gain (loss)		(1.05)	5.65	(0.37)	(0.16)	1.80		1.37

Net increase (decrease) from investment operations		(0.96)	5.78	(0.24)	(0.01)	1.94		1.50

Distributions(b)
From net investment income		(0.10)	(0.15)	(0.14)	(0.17)	(0.14)		(0.13)
From net realized gain		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions		(0.73)	(0.64)	(0.31)	(0.47)	(0.32)		(0.15)

Net asset value, end of period	$15.60		$17.29	$12.15	$12.70	$13.18		$11.56

Total Return(c)
Based on net asset value	(5.84	)%(d)	48.49%	(1.90)%	0.35%	17.03	%(e)	14.71%

Ratios to Average Net Assets(f)
Total expenses(g)	0.37	%(h)	0.38%	0.44%	0.45%	0.51%		0.74%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.34%	0.35%	0.35%	0.35%		0.33%

Net investment income	1.06	%(h)	0.83%	1.13%	1.25%	1.10%		1.22%

Supplemental Data
Net assets, end of period (000)	$101,029		$101,139	$55,522	$30,250	$25,073		$21,358

Portfolio turnover rate		16%	43%	29%	27%	54%		48%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited	)	2021	2020	2019	2018		2017
Expense ratios	N/A		N/A	0.44%	0.45%	0.51%		0.74%

(h)	Annualized.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Class K
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$17.32		$12.17	$12.72	$13.20	$11.58		$10.22

Net investment income(a)	0.12		0.18	0.19	0.19	0.17		0.16
Net realized and unrealized gain (loss)		(1.05)	5.65	(0.40)	(0.16)	1.80		1.37

Net increase (decrease) from investment operations		(0.93)	5.83	(0.21)	0.03	1.97		1.53

Distributions(b)
From net investment income		(0.13)	(0.19)	(0.17)	(0.21)	(0.17)		(0.15)
From net realized gain		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions		(0.76)	(0.68)	(0.34)	(0.51)	(0.35)		(0.17)

Net asset value, end of period	$15.63		$17.32	$12.17	$12.72	$13.20		$11.58

Total Return(c)
Based on net asset value	(5.70	)%(d)	48.88%	(1.64)%	0.63%	17.32	%(e)	15.04%

Ratios to Average Net Assets(f)
Total expenses(g)	0.09	%(h)	0.11%	0.16%	0.17%	0.23%		0.47%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07%	0.07%	0.07%	0.07%		0.07%

Net investment income	1.34	%(h)	1.15%	1.55%	1.53%	1.37%		1.47%

Supplemental Data
Net assets, end of period (000)	$209,801		$213,734	$142,813	$154,242	$87,011		$64,118

Portfolio turnover rate		16%	43%	29%	27%	54%		48%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited	)	2021	2020	2019	2018		2017
Expense ratios	N/A		N/A	0.16%	0.17%	0.23%		0.47%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$20.96		$15.31	$14.13	$13.52	$11.89		$10.44

Net investment income(a)	0.14		0.24	0.25	0.25	0.22		0.21
Net realized and unrealized gain	0.06		5.65	1.24	0.67	1.69		1.44

Net increase from investment operations	0.20		5.89	1.49	0.92	1.91		1.65

Distributions(b)
From net investment income		(0.14)	(0.23)	(0.27)	(0.26)	(0.22)		(0.19)
From net realized gain		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions		(0.24)	(0.24)	(0.31)	(0.31)	(0.28)		(0.20)

Net asset value, end of period	$20.92		$20.96	$15.31	$14.13	$13.52		$11.89

Total Return(c)
Based on net asset value	0.95	%(d)	38.73%	10.79%	7.01%	16.21	%(e)	16.03	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.08	%(h)	0.08%	0.09%	0.09%	0.11%		0.08%

Total expenses after fees waived and/or reimbursed	0.08	%(h)	0.08%	0.08%	0.08%	0.08%		0.05%

Net investment income	1.25	%(h)	1.32%	1.79%	1.87%	1.69%		1.87%

Supplemental Data
Net assets, end of period (000)	$137,338		$155,378	$84,117	$88,223	$83,121		$27,221

Portfolio turnover rate		6%	16%	15%	19%	14%		11%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited	)	2021	2020	2019	2018		2017
Expense ratios		0.07%	0.08%	0.09%	0.09%	0.11%		0.08%

(h)	Annualized.

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Investor A
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$20.93		$15.29	$14.11	$13.50	$11.88		$10.44

Net investment income(a)	0.11		0.20	0.22	0.22	0.19		0.18
Net realized and unrealized gain	0.07		5.64	1.24	0.67	1.68		1.44

Net increase from investment operations	0.18		5.84	1.46	0.89	1.87		1.62

Distributions(b)
From net investment income		(0.12)	(0.19)	(0.24)	(0.23)	(0.19)		(0.17)
From net realized gain		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions		(0.22)	(0.20)	(0.28)	(0.28)	(0.25)		(0.18)

Net asset value, end of period	$20.89		$20.93	$15.29	$14.11	$13.50		$11.88

Total Return(c)
Based on net asset value	0.84	%(d)	38.42%	10.56%	6.77%	15.87	%(e)	15.71	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.30	%(h)	0.30%	0.31%	0.32%	0.34%		0.33%

Total expenses after fees waived and/or reimbursed	0.30	%(h)	0.30%	0.30%	0.31%	0.31%		0.29%

Net investment income	1.02	%(h)	1.11%	1.56%	1.64%	1.51%		1.63%

Supplemental Data
Net assets, end of period (000)	$167,949		$166,601	$114,362	$84,192	$72,794		$61,048

Portfolio turnover rate		6%	16%	15%	19%	14%		11%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios		0.30%	0.30%	0.31%	0.32%	0.34%		0.32%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Class K
	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017

Net asset value, beginning of period	$20.96		$15.31	$14.13	$13.52	$11.89		$10.44

Net investment income(a)	0.14		0.25	0.26	0.26	0.23		0.22
Net realized and unrealized gain	0.07		5.64	1.24	0.66	1.69		1.44

Net increase from investment operations	0.21		5.89	1.50	0.92	1.92		1.66

Distributions(b)
From net investment income		(0.15)	(0.23)	(0.28)	(0.26)	(0.23)		(0.20)
From net realized gain		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions		(0.25)	(0.24)	(0.32)	(0.31)	(0.29)		(0.21)

Net asset value, end of period	$20.92		$20.96	$15.31	$14.13	$13.52		$11.89

Total Return(c)
Based on net asset value	0.98	%(d)	38.79%	10.84%	7.06%	16.26	%(e)	16.05	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.03	%(h)	0.03%	0.04%	0.04%	0.06%		0.06%

Total expenses after fees waived and/or reimbursed	0.03	%(h)	0.03%	0.03%	0.03%	0.03%		0.03%

Net investment income	1.29	%(h)	1.35%	1.84%	1.91%	1.79%		1.95%

Supplemental Data
Net assets, end of period (000)	$2,246,184		$2,037,797	$1,043,568	$916,638	$761,815		$599,599

Portfolio turnover rate		6%	16%	15%	19%	14%		11%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended
	01/31/22		Year Ended July 31,
	(unaudited)		2021	2020	2019	2018		2017
Expense ratios.		0.02%	0.03%	0.04%	0.04%	0.06%		0.06%

(h)	Annualized.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received at Fair Value	(a)	Net Amount	(b)

Mid-Cap Index
Barclays Capital, Inc.	$928,092	$(909,706)	$—		$18,386
BofA Securities, Inc.	661,336	(617,450)	—		43,886
Citadel Clearing LLC	2,108	(2,013)	—		95
Citigroup Global Markets, Inc.	5,553,973	(5,317,959)	—		236,014
Credit Suisse Securities (USA) LLC	8,060	(7,344)	—		716
HSBC Bank PLC	398,992	(398,992)	—		—
J.P. Morgan Securities LLC	566,764	(522,846)	—		43,918
Morgan Stanley	7,908,380	(7,490,256)	—		418,124

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received at Fair Value	(a)	Net Amount	(b)

Mid-Cap Index (continued)
National Financial Services LLC.	$684,302	$(662,656)	$—		$21,646
Scotia Capital (USA), Inc.	82,300	(82,300)	—		—
SG Americas Securities LLC	634,232	(627,722)	—		6,510
State Street Bank & Trust Co.	618,974	(571,228)	—		47,746
UBS Securities LLC	3,416,773	(3,333,312)	—		83,461
Virtu Americas LLC	860,729	(814,277)	—		46,452
Wells Fargo Securities LLC	4,903	(4,696)	—		207

	$22,329,918	$(21,362,757)	$—		$967,161

Small/Mid-Cap Index
BNP Paribas SA	$269,213	$(263,136)	$—		$6,077
BofA Securities, Inc.	2,494,573	(2,378,491)	—		116,082
Citigroup Global Markets, Inc.	406,672	(384,758)	—		21,914
Credit Suisse Securities (USA) LLC	963,028	(918,097)	—		44,931
Goldman Sachs & Co. LLC	5,675,925	(5,498,256)	—		177,669
HSBC Bank PLC	82,542	(79,854)	—		2,688
ING Financial Markets LLC	38,416	(37,806)	—		610
J.P. Morgan Securities LLC	5,135,571	(4,963,065)	—		172,506
Jefferies LLC	100,161	(98,216)	—		1,945
Morgan Stanley	6,150,037	(5,915,217)	—		234,820
National Financial Services LLC	398,298	(386,380)	—		11,918
Scotia Capital (USA), Inc.	406,811	(403,815)	—		2,996
SG Americas Securities LLC	1,372,776	(1,363,468)	—		9,308
State Street Bank & Trust Co.	983,375	(968,157)	—		15,218
Toronto Dominion Bank	705,611	(694,419)	—		11,192
UBS AG	368,201	(346,948)	—		21,253
UBS Securities LLC	461,152	(445,139)	—		16,013
Wells Fargo Bank N.A	116,920	(115,563)	—		1,357
Wells Fargo Securities LLC	473,899	(457,198)	—		16,701

	$26,603,181	$(25,717,983)	$—		$885,198

Total U.S. Stock Market Index
BNP Paribas SA	$113,148	$(111,315)	$—		$1,833
BofA Securities, Inc.	4,177,931	(4,059,073)	—		118,858
Citadel Clearing LLC	1,925	(1,837)	—		88
Citigroup Global Markets, Inc.	1,078,128	(1,033,103)	—		45,025
Credit Suisse Securities (USA) LLC	133,313	(123,548)	—		9,765
Goldman Sachs & Co. LLC	5,189,863	(4,920,401)	—		269,462
HSBC Bank PLC	108,232	(108,232)	—		—
J.P. Morgan Securities LLC	4,139,856	(4,056,920)	—		82,936
Morgan Stanley	3,276,216	(3,070,677)	—		205,539
National Financial Services LLC	878,524	(843,180)	—		35,344
Scotia Capital (USA), Inc.	635,826	(612,731)	—		23,095
SG Americas Securities LLC	519,009	(511,083)	—		7,926
State Street Bank & Trust Co.	478,857	(464,646)	—		14,211
Toronto Dominion Bank	326,490	(316,688)	—		9,802
UBS AG	1,906,081	(1,906,081)	—		—
UBS Securities LLC	571,527	(543,296)	—		28,231
Virtu Americas LLC	573,389	(528,487)	—		44,902
Wells Fargo Bank N.A.	1,152,894	(1,152,894)	—		—
Wells Fargo Securities LLC	742,563	(702,082)	—		40,481

	$26,003,772	$(25,066,274)	$—		$937,498

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees

Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees
Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A

Mid-Cap Index	$179,184
Small/Mid-Cap Index	132,660
Total U.S. Stock Market Index	214,455

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total

Mid-Cap Index	$305	$1,607	$2,725	$4,637

Small/Mid-Cap Index	72	601	151	824
Total U.S. Stock Market Index	162	1,828	1,136	3,126

For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Mid-Cap Index	$50,740	$46,389	$56,451	$153,580

Small/Mid-Cap Index	45,205	15,521	1,613	62,339
Total U.S. Stock Market Index	37,044	19,945	15,921	72,910

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$3,293
Small/Mid-Cap Index	857
Total U.S. Stock Market Index	4,443

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$1,751
Small/Mid-Cap Index	925
Total U.S. Stock Market Index	973

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K

Mid-Cap Index	0.12%	0.37%	0.07%

Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2022, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$338
Small/Mid-Cap Index	47,630
Total U.S. Stock Market Index	1,093

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. For the six months ended January 31, 2022, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Class K	Total
Small/Mid-Cap Index	$1,087	$1,613	$2,700

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 13, 2022 for Small/Mid-Cap Index and Total U.S. Stock Market Index and effective May 13, 2022 for Mid-Cap Index, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

For the six months ended January 31, 2022, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Fund Name	Fund Level	Institutional	Investor A	Class K

Mid-Cap Index	$—	$—	$945	$1,641
Total U.S. Stock Market Index	70,664	2,329	—	—

As of January 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring

Fund Name/Fund Level/Share Class	May 13, 2022

Mid-Cap Index
Fund Level	$338
Institutional	1
Investor A	—
Class K	—

	Expiring

Fund Name/Fund Level/Share Class	July 31, 2022	August 13, 2022
Small/Mid-Cap Index
Fund Level	$177,108	$189,354
Institutional	1,236	6,355
Investor A	—	—
Class K	2,635	3,842
Total U.S. Stock Market Index
Fund Level	30,075	3,801
Institutional	—	—
Investor A	—	—
Class K	19,215	4,472

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Fund retained 77% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

Mid-Cap Index	$14,783
Small/Mid-Cap Index	24,743
Total U.S. Stock Market Index	21,619

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Index	$11,928,374	$8,439,073	$(550,236)
Small/Mid-Cap Index	2,452,769	2,941,111	(225,396)
Total U.S. Stock Market Index	57,632,083	7,502,363	(588,281)

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Mid-Cap Index	$266,259,344	$131,987,252
Small/Mid-Cap Index	111,402,262	78,702,922
Total U.S. Stock Market Index	342,284,589	156,406,613

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

98	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mid-Cap Index	$1,261,452,348	$656,194,054	$(104,014,621)	$552,179,433

Small/Mid-Cap Index	415,357,812	129,889,811	(44,938,563)	84,951,248
Total U.S. Stock Market Index	1,739,602,729	914,410,409	(77,430,127)	836,980,282

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2022, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Mid-Cap Index
Institutional
Shares sold	3,660,242	$54,207,539	6,841,025	$89,725,735
Shares issued in reinvestment of distributions	514,379	7,585,992	425,794	5,367,600
Shares redeemed	(2,787,511)	(40,482,398)	(10,031,775)	(137,845,040)

	1,387,110	$21,311,133	(2,764,956)	$(42,751,705)

Investor A
Shares sold	2,412,056	$36,295,562	3,588,253	$46,456,816
Shares issued in reinvestment of distributions	353,731	5,197,635	207,420	2,603,471
Shares redeemed	(1,809,181)	(26,950,210)	(3,293,166)	(41,581,063)

	956,606	$14,542,987	502,507	$7,479,224

Class K
Shares sold	16,949,773	$253,392,906	34,266,626	$457,843,273
Shares issued in reinvestment of distributions	3,646,286	53,884,897	2,339,955	29,684,573
Shares redeemed	(10,916,197)	(163,323,182)	(30,200,655)	(391,939,239)

	9,679,862	$143,954,621	6,405,926	$95,588,607

	12,023,578	$179,808,741	4,143,477	$60,316,126

100	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/22		Year Ended 07/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index
Institutional
Shares sold	2,325,163	$40,288,422	5,689,218	$90,442,217
Shares issued in reinvestment of distributions	474,172	7,963,286	270,507	4,029,472
Shares redeemed	(1,623,940)	(26,527,118)	(1,464,065)	(21,999,858)

	1,175,395	$21,724,590	4,495,660	$72,471,831

Investor A
Shares sold	1,034,249	$17,756,207	3,584,163	$55,485,190
Shares issued in reinvestment of distributions	267,027	4,477,099	208,565	3,080,737
Shares redeemed	(673,250)	(11,517,856)	(2,513,519)	(38,946,335)

	628,026	$10,715,450	1,279,209	$19,619,592

Class K
Shares sold	1,383,042	$23,829,050	3,630,308	$58,903,179
Shares issued in reinvestment of distributions	564,631	9,484,435	553,753	8,205,418
Shares redeemed	(860,622)	(14,850,617)	(3,581,326)	(58,337,157)

	1,087,051	$18,462,868	602,735	$8,771,440

	2,890,472	$50,902,908	6,377,604	$100,862,863

	Six Months Ended 01/31/22		Year Ended 07/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index
Institutional
Shares sold	931,544	$19,977,531	3,592,939	$68,878,103
Shares issued in reinvestment of distributions	82,353	1,776,089	77,031	1,410,791
Shares redeemed	(1,861,876)	(40,308,865)	(1,749,290)	(31,437,793)

	(847,979)	$(18,555,245)	1,920,680	$38,851,101

Investor A
Shares sold	1,009,914	$21,768,460	3,002,909	$56,131,084
Shares issued in reinvestment of distributions	81,829	1,766,174	82,927	1,496,485
Shares redeemed	(1,011,674)	(21,671,430)	(2,603,589)	(46,948,675)

	80,069	$1,863,204	482,247	$10,678,894

Class K
Shares sold	19,444,180	$415,821,125	43,977,636	$825,707,520
Shares issued in reinvestment of distributions	1,250,659	26,981,557	1,054,995	19,347,020
Shares redeemed	(10,542,043)	(228,559,256)	(15,951,939)	(289,580,071)

	10,152,796	$214,243,426	29,080,692	$555,474,469

	9,384,886	$197,551,385	31,483,619	$605,004,464

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

102	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	103

Additional Information   (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

104	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	105

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-01/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 23, 2022

4